UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of March 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.8%)
U.S. Government Securities (2.8%)
	United States Treasury Note/Bond	1.000%	8/31/16	5,460	5,474
1	United States Treasury Note/Bond	0.875%	11/30/16	4,060	4,070
	United States Treasury Note/Bond	0.875%	2/28/17	5,250	5,262
Total U.S. Government and Agency Obligations (Cost $14,803)					14,806
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	2,028	1,962
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	430	431
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,448)					2,393
Corporate Bonds (90.9%)
Finance (11.4%)
	Banking (0.7%)
	Royal Bank of Scotland Group plc	6.125%	12/15/22	3,265	3,465

	Finance Companies (7.9%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	1,480	1,473
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	1,810	1,842
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	755	787
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.625%	7/1/22	585	597
	Aircastle Ltd.	6.250%	12/1/19	345	373
	Aircastle Ltd.	5.125%	3/15/21	30	31
	Aircastle Ltd.	5.500%	2/15/22	830	863
	Aircastle Ltd.	5.000%	4/1/23	1,225	1,231
	CIT Group Inc.	5.250%	3/15/18	3,045	3,152
2	CIT Group Inc.	6.625%	4/1/18	2,555	2,689
2	CIT Group Inc.	5.500%	2/15/19	2,270	2,338
	CIT Group Inc.	3.875%	2/19/19	1,100	1,100
	CIT Group Inc.	5.375%	5/15/20	3,415	3,543
	CIT Group Inc.	5.000%	8/15/22	3,200	3,240
	Homer City Generation LP	8.734%	10/1/26	3,664	2,198
	International Lease Finance Corp.	3.875%	4/15/18	615	618
	International Lease Finance Corp.	5.875%	4/1/19	1,455	1,533
	International Lease Finance Corp.	6.250%	5/15/19	2,042	2,175
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,764
	International Lease Finance Corp.	4.625%	4/15/21	970	995
	International Lease Finance Corp.	8.625%	1/15/22	900	1,085
	International Lease Finance Corp.	5.875%	8/15/22	90	98
	iStar Financial Inc.	4.875%	7/1/18	295	283
	iStar Financial Inc.	5.000%	7/1/19	1,290	1,255
	Navient Corp.	8.450%	6/15/18	1,100	1,177
	Navient Corp.	5.500%	1/15/19	2,445	2,402
	Navient Corp.	8.000%	3/25/20	2,000	1,985
	Navient Corp.	7.250%	1/25/22	615	572

	Navient Corp.	5.500%	1/25/23	825	705

	Insurance (1.7%)
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,704
	LifePoint Health Inc.	5.875%	12/1/23	1,355	1,413
	Radian Group Inc.	7.000%	3/15/21	1,345	1,392
	Unum Group	7.375%	6/15/32	175	213
3	Voya Financial Inc.	5.650%	5/15/53	2,725	2,548
	WellCare Health Plans Inc.	5.750%	11/15/20	1,915	1,982

	Other Finance (0.8%)
2	Argos Merger Sub Inc.	7.125%	3/15/23	2,710	2,869
	CNO Financial Group Inc.	4.500%	5/30/20	150	153
	CNO Financial Group Inc.	5.250%	5/30/25	665	680
[4,2] Lincoln Finance Ltd.		6.875%	4/15/21	265	312
2	Lincoln Finance Ltd.	7.375%	4/15/21	485	506

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	5.625%	3/1/23	1,315	1,348
	Felcor Lodging LP	6.000%	6/1/25	360	374
					61,063
Industrial (76.3%)
	Basic Industry (4.4%)
	AK Steel Corp.	7.625%	10/1/21	355	204
	ArcelorMittal	5.125%	6/1/20	295	282
	ArcelorMittal	6.250%	8/5/20	1,035	1,004
	ArcelorMittal	6.500%	3/1/21	220	214
	ArcelorMittal	7.250%	2/25/22	560	553
	ArcelorMittal	6.125%	6/1/25	670	623
[5,6] Arch Coal Inc. Bank Loan		6.250%	5/16/18	3,420	1,182
[5,6] Arch Coal Inc. Bank Loan		5.083%	5/16/18	800	768
	Axiall Corp.	4.875%	5/15/23	230	224
2	Cascades Inc.	5.500%	7/15/22	300	288
[4,2] Constellium NV		4.625%	5/15/21	125	111
2	Constellium NV	8.000%	1/15/23	1,520	1,239
2	Constellium NV	5.750%	5/15/24	500	358
	Eagle Spinco Inc.	4.625%	2/15/21	760	737
	Hexion US Finance Corp.	6.625%	4/15/20	1,545	1,282
[4,2] INEOS Group Holdings SA		5.750%	2/15/19	790	918
2	INEOS Group Holdings SA	5.875%	2/15/19	1,385	1,395
2	New Gold Inc.	7.000%	4/15/20	180	174
2	New Gold Inc.	6.250%	11/15/22	35	30
	Novelis Inc.	8.375%	12/15/17	1,008	1,023
	Novelis Inc.	8.750%	12/15/20	2,715	2,749
	Steel Dynamics Inc.	5.125%	10/1/21	1,320	1,340
	Steel Dynamics Inc.	5.500%	10/1/24	1,185	1,206
	United States Steel Corp.	7.375%	4/1/20	1,220	939
	United States Steel Corp.	6.875%	4/1/21	1,080	759
	United States Steel Corp.	6.650%	6/1/37	460	246
[4,2] VWR Funding Inc.		4.625%	4/15/22	3,500	3,944

	Capital Goods (8.4%)
2	Ardagh Packaging Finance plc	9.125%	10/15/20	880	906
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	9.125%	10/15/20	755	778
2	Ashtead Capital Inc.	6.500%	7/15/22	825	872
	Ball Corp.	4.375%	12/15/20	830	861

4 Ball Corp.	4.375%	12/15/23	530	644
Berry Plastics Corp.	5.500%	5/15/22	60	62
Berry Plastics Corp.	5.125%	7/15/23	60	61
2 Berry Plastics Escrow LLC/Berry Plastics
Escrow Corp.	6.000%	10/15/22	750	785
2 BlueLine Rental Finance Corp.	7.000%	2/1/19	950	874
Case New Holland Inc.	7.875%	12/1/17	2,660	2,859
2 Cemex Finance LLC	6.000%	4/1/24	290	273
2 Cemex SAB de CV	6.125%	5/5/25	3,580	3,334
2 Cemex SAB de CV	7.750%	4/16/26	735	755
Clean Harbors Inc.	5.250%	8/1/20	2,006	2,056
Clean Harbors Inc.	5.125%	6/1/21	1,493	1,512
2 Clean Harbors Inc.	5.125%	6/1/21	540	547
CNH Industrial Capital LLC	3.625%	4/15/18	1,145	1,146
CNH Industrial Capital LLC	3.875%	7/16/18	2,015	2,002
CNH Industrial Capital LLC	3.375%	7/15/19	257	247
CNH Industrial Capital LLC	4.375%	11/6/20	1,230	1,208
CNH Industrial Capital LLC	4.875%	4/1/21	1,155	1,148
HD Supply Inc.	7.500%	7/15/20	600	636
2 HD Supply Inc.	5.250%	12/15/21	1,105	1,159
2 HD Supply Inc.	5.750%	4/15/24	280	285
2 Huntington Ingalls Industries Inc.	5.000%	11/15/25	385	403
Masco Corp.	7.750%	8/1/29	480	542
Masco Corp.	6.500%	8/15/32	120	122
Owens Corning	9.000%	6/15/19	143	165
2 Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	933
2 Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	373
PulteGroup Inc.	5.500%	3/1/26	1,060	1,087
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	985	1,015
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	1,165	1,206
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	8.250%	2/15/21	2,070	2,111
2 Signode Industrial Group Lux SA/Signode
Industrial Group US Inc.	6.375%	5/1/22	45	41
2 Standard Industries Inc./NJ	5.500%	2/15/23	295	301
2 Standard Industries Inc./NJ	5.375%	11/15/24	1,085	1,101
2 Standard Industries Inc./NJ	6.000%	10/15/25	4,295	4,537
Terex Corp.	6.000%	5/15/21	1,350	1,293
United Rentals North America Inc.	7.625%	4/15/22	1,770	1,883
United Rentals North America Inc.	6.125%	6/15/23	355	368
United Rentals North America Inc.	4.625%	7/15/23	840	835
United Rentals North America Inc.	5.500%	7/15/25	1,025	1,012
2 USG Corp.	5.500%	3/1/25	263	272
Vulcan Materials Co.	7.150%	11/30/37	220	244

Communication (25.0%)
2 Altice Financing SA	6.625%	2/15/23	615	615
2 Bankrate Inc.	6.125%	8/15/18	285	283
Belo Corp.	7.750%	6/1/27	205	217
Belo Corp.	7.250%	9/15/27	531	542
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	250	259
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	75	78

CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	365	376
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	400	406
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	2,990	3,042
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	1,150	1,196
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	145	151
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	2,441	2,472
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	745	756
2 CCO Safari II LLC	6.484%	10/23/45	1,341	1,492
2 CCOH Safari LLC	5.750%	2/15/26	1,450	1,497
2 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	1,935	1,790
2 Columbus International Inc.	7.375%	3/30/21	1,455	1,550
CSC Holdings LLC	7.875%	2/15/18	370	399
CSC Holdings LLC	7.625%	7/15/18	905	977
CSC Holdings LLC	8.625%	2/15/19	1,345	1,479
CSC Holdings LLC	6.750%	11/15/21	1,290	1,322
DISH DBS Corp.	7.875%	9/1/19	795	874
DISH DBS Corp.	6.750%	6/1/21	3,830	3,935
DISH DBS Corp.	5.875%	7/15/22	3,405	3,226
DISH DBS Corp.	5.000%	3/15/23	525	467
DISH DBS Corp.	5.875%	11/15/24	245	225
Embarq Corp.	7.995%	6/1/36	720	694
2 Frontier Communications Corp.	11.000%	9/15/25	2,030	2,035
Gannett Co. Inc.	5.125%	7/15/20	1,995	2,080
2 Gannett Co. Inc.	4.875%	9/15/21	410	421
Gannett Co. Inc.	6.375%	10/15/23	2,300	2,467
2 Gannett Co. Inc.	5.500%	9/15/24	65	67
Hughes Satellite Systems Corp.	6.500%	6/15/19	2,769	3,060
IAC/InterActiveCorp	4.875%	11/30/18	610	627
2 Inmarsat Finance plc	4.875%	5/15/22	1,115	1,057
Intelsat Jackson Holdings SA	7.250%	10/15/20	304	196
Intelsat Jackson Holdings SA	7.500%	4/1/21	280	179
Lamar Media Corp.	5.875%	2/1/22	585	613
Lamar Media Corp.	5.000%	5/1/23	1,070	1,115
2 Lamar Media Corp.	5.750%	2/1/26	170	179
Level 3 Escrow II Inc.	5.375%	8/15/22	2,515	2,559
Level 3 Financing Inc.	6.125%	1/15/21	130	136
Level 3 Financing Inc.	5.625%	2/1/23	870	890
Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,134
2 Level 3 Financing Inc.	5.375%	1/15/24	450	457
Level 3 Financing Inc.	5.375%	5/1/25	1,120	1,134
2 Level 3 Financing Inc.	5.250%	3/15/26	1,500	1,511
Liberty Interactive LLC	8.500%	7/15/29	1,465	1,516
Liberty Interactive LLC	8.250%	2/1/30	3,945	4,044
MetroPCS Wireless Inc.	6.625%	11/15/20	2,035	2,101
National CineMedia LLC	6.000%	4/15/22	1,095	1,139
2 NBCUniversal Enterprise Inc.	5.250%	3/29/49	1,940	2,040
Netflix Inc.	5.500%	2/15/22	950	995
Netflix Inc.	5.875%	2/15/25	2,750	2,894
2 Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	4,155	4,228

2	Numericable Group SA	4.875%	5/15/19	800	796
2	Numericable Group SA	6.000%	5/15/22	1,275	1,243
	Quebecor Media Inc.	5.750%	1/15/23	2,385	2,468
	Qwest Corp.	6.875%	9/15/33	481	470
	SBA Communications Corp.	4.875%	7/15/22	1,545	1,560
	SBA Telecommunications Inc.	5.750%	7/15/20	1,151	1,188
	Sinclair Television Group Inc.	6.125%	10/1/22	205	215
2	Sinclair Television Group Inc.	5.625%	8/1/24	115	116
2	Sinclair Television Group Inc.	5.875%	3/15/26	1,665	1,702
2	Sirius XM Radio Inc.	4.250%	5/15/20	305	311
2	Sirius XM Radio Inc.	4.625%	5/15/23	390	384
2	Sirius XM Radio Inc.	6.000%	7/15/24	1,193	1,250
2	Sirius XM Radio Inc.	5.375%	4/15/25	382	388
2	Softbank Corp.	4.500%	4/15/20	5,125	5,220
	Sprint Corp.	7.250%	9/15/21	2,590	1,988
	Sprint Corp.	7.875%	9/15/23	1,580	1,209
	Sprint Corp.	7.125%	6/15/24	235	176
	Sprint Corp.	7.625%	2/15/25	145	107
2	Sprint Nextel Corp.	9.000%	11/15/18	3,185	3,344
2	Sprint Nextel Corp.	7.000%	3/1/20	3,820	3,820
	T-Mobile USA Inc.	6.633%	4/28/21	2,665	2,785
	T-Mobile USA Inc.	6.125%	1/15/22	330	341
	T-Mobile USA Inc.	6.731%	4/28/22	1,580	1,651
	T-Mobile USA Inc.	6.836%	4/28/23	90	94
	T-Mobile USA Inc.	6.500%	1/15/24	140	145
	Telecom Italia Capital SA	6.375%	11/15/33	305	301
	Telecom Italia Capital SA	6.000%	9/30/34	550	520
	Telecom Italia Capital SA	7.721%	6/4/38	390	400
	Time Warner Cable Inc.	5.875%	11/15/40	60	62
	Time Warner Cable Inc.	5.500%	9/1/41	1,973	1,957
[5,6] Tribune Company Bank Loan		3.750%	12/27/20	1,903	1,891
2	Tribune Media Co.	5.875%	7/15/22	2,300	2,242
2	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,190	1,226
2	Univision Communications Inc.	5.125%	5/15/23	550	550
2	Univision Communications Inc.	5.125%	2/15/25	3,920	3,861
2	UPCB Finance V Ltd.	7.250%	11/15/21	1,233	1,304
2	UPCB Finance VI Ltd.	6.875%	1/15/22	991	1,058
	Videotron Ltd.	5.000%	7/15/22	3,053	3,145
2	Videotron Ltd.	5.375%	6/15/24	260	270
2	Virgin Media Secured Finance plc	5.375%	4/15/21	1,157	1,203
2	Virgin Media Secured Finance plc	5.500%	1/15/25	610	628
2	VTR Finance BV	6.875%	1/15/24	725	707
2	Wind Acquisition Finance SA	4.750%	7/15/20	2,185	2,065
2	Wind Acquisition Finance SA	7.375%	4/23/21	1,900	1,724
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,290
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	1,430	1,401

	Consumer Cyclical (7.0%)
2	Activision Blizzard Inc.	5.625%	9/15/21	1,455	1,531
2	Activision Blizzard Inc.	6.125%	9/15/23	1,555	1,668
	ADT Corp.	6.250%	10/15/21	900	902
	American Axle & Manufacturing Inc.	6.625%	10/15/22	1,300	1,346
2	Carlson Travel Holdings Inc.	7.500%	8/15/19	525	494
2	Carlson Wagonlit BV	6.875%	6/15/19	2,440	2,513
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	835	868

	Dana Holding Corp.	5.375%	9/15/21	557	554
	Dana Holding Corp.	5.500%	12/15/24	755	714
[5,6] Delta Alpha Topco Bank Loan		7.750%	7/29/22	1,650	1,511
	Group 1 Automotive Inc.	5.000%	6/1/22	1,170	1,158
2	Group 1 Automotive Inc.	5.250%	12/15/23	1,055	1,044
[5,6] Ion Media Networks Bank Loan		4.750%	12/18/20	1,413	1,391
	KB Home	4.750%	5/15/19	830	828
	KB Home	8.000%	3/15/20	120	128
	KB Home	7.000%	12/15/21	150	150
	KB Home	7.500%	9/15/22	215	216
	KB Home	7.625%	5/15/23	1,300	1,292
	L Brands Inc.	7.000%	5/1/20	485	555
	L Brands Inc.	6.625%	4/1/21	1,430	1,605
[5,6] La Quinta Intermediate Holdings LLC Bank
	Loan	3.750%	4/14/21	1,833	1,800
	Lennar Corp.	4.750%	4/1/21	740	751
	Lennar Corp.	4.875%	12/15/23	625	624
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,820	1,643
	Penske Automotive Group Inc.	5.750%	10/1/22	387	393
	Penske Automotive Group Inc.	5.375%	12/1/24	813	807
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	605	635
	Sally Holdings LLC / Sally Capital Inc.	5.625%	12/1/25	650	693
	Service Corp. International	8.000%	11/15/21	1,225	1,436
	Service Corp. International	5.375%	1/15/22	905	939
2	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	450	445
2	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	450	446
	Sonic Automotive Inc.	7.000%	7/15/22	30	32
	Sonic Automotive Inc.	5.000%	5/15/23	265	259
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	292
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	3,705	3,742
2	ZF North America Capital Inc.	4.500%	4/29/22	470	476
2	ZF North America Capital Inc.	4.750%	4/29/25	1,725	1,723

	Consumer Noncyclical (12.0%)
2	Alere Inc.	6.375%	7/1/23	1,135	1,203
	Amsurg Corp.	5.625%	7/15/22	2,645	2,724
2	Aramark Services Inc.	5.125%	1/15/24	395	415
2	Capsugel SA	7.000%	5/15/19	1,152	1,157
	CHS/Community Health Systems Inc.	7.125%	7/15/20	1,060	1,002
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	529
	CHS/Community Health Systems Inc.	6.875%	2/1/22	5,265	4,739
2	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	2,845	2,667
2	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	1,855	1,751
2	Envision Healthcare Corp.	5.125%	7/1/22	2,806	2,848
	ExamWorks Group Inc.	5.625%	4/15/23	808	824
	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	510	527
	HCA Holdings Inc.	6.250%	2/15/21	1,020	1,099
	HCA Inc.	6.500%	2/15/20	3,875	4,253
	HCA Inc.	5.875%	3/15/22	1,850	2,003
	HCA Inc.	4.750%	5/1/23	2,100	2,132
	HCA Inc.	5.875%	5/1/23	300	315
	HCA Inc.	5.375%	2/1/25	505	511
	HCA Inc.	5.250%	4/15/25	1,500	1,549
	HCA Inc.	7.690%	6/15/25	130	140
	HCA Inc.	5.875%	2/15/26	1,900	1,957

	HCA Inc.	5.250%	6/15/26	975	999
2	IMS Health Inc.	6.000%	11/1/20	3,136	3,222
	Kinetic Concepts Inc / KCI USA Inc	10.500%	11/1/18	2,300	2,306
[5,6] Lands' End, Inc. Bank Loan		4.250%	3/12/21	3,108	2,469
	LifePoint Hospitals Inc.	5.500%	12/1/21	1,340	1,400
2	MEDNAX Inc.	5.250%	12/1/23	580	603
2	MPH Acquisition Holdings LLC	6.625%	4/1/22	1,345	1,399
[5,6] MPH Acquisition Holdings LLC Bank Loan		3.750%	3/31/21	988	978
2	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	750	767
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,500	1,500
2	Tempur Sealy International Inc.	5.625%	10/15/23	375	386
	Tenet Healthcare Corp.	6.250%	11/1/18	1,500	1,601
	Tenet Healthcare Corp.	5.000%	3/1/19	1,560	1,544
	Tenet Healthcare Corp.	5.500%	3/1/19	785	785
	Tenet Healthcare Corp.	4.750%	6/1/20	835	850
	Tenet Healthcare Corp.	4.500%	4/1/21	932	938
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,529
	Tenet Healthcare Corp.	8.125%	4/1/22	2,830	2,911
	THC Escrow Corp. II	6.750%	6/15/23	595	574
2	Vizient Inc.	10.375%	3/1/24	1,080	1,158

	Energy (9.0%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	1,350	1,377
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	1,340	1,385
	Anadarko Petroleum Corp.	5.550%	3/15/26	145	146
	Anadarko Petroleum Corp.	6.200%	3/15/40	731	704
	Anadarko Petroleum Corp.	6.600%	3/15/46	240	245
	Antero Resources Corp.	5.375%	11/1/21	715	656
	Antero Resources Corp.	5.125%	12/1/22	1,840	1,665
	Antero Resources Corp.	5.625%	6/1/23	460	421
	Concho Resources Inc.	7.000%	1/15/21	1,032	1,042
	Concho Resources Inc.	6.500%	1/15/22	745	743
	Concho Resources Inc.	5.500%	10/1/22	2,440	2,391
	Concho Resources Inc.	5.500%	4/1/23	850	833
	Continental Resources Inc.	5.000%	9/15/22	2,031	1,747
	Continental Resources Inc.	4.500%	4/15/23	1,015	848
	Continental Resources Inc.	3.800%	6/1/24	270	217
	Continental Resources Inc.	4.900%	6/1/44	525	391
2	DCP Midstream LLC	9.750%	3/15/19	450	432
2	DCP Midstream LLC	5.350%	3/15/20	335	288
	DCP Midstream Operating LP	2.700%	4/1/19	600	534
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,249
	DCP Midstream Operating LP	3.875%	3/15/23	325	266
	DCP Midstream Operating LP	5.600%	4/1/44	875	641
	Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,368
	Energy Transfer Equity LP	5.500%	6/1/27	2,430	1,950
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,303	2,050
	Harvest Operations Corp.	6.875%	10/1/17	2,500	1,519
	Kerr-McGee Corp.	6.950%	7/1/24	985	1,043
	Kinder Morgan Inc.	7.750%	1/15/32	740	769
	Laredo Petroleum Inc.	5.625%	1/15/22	1,555	1,298
	Laredo Petroleum Inc.	7.375%	5/1/22	550	476
	Laredo Petroleum Inc.	6.250%	3/15/23	1,965	1,646
	Matador Resources Co.	6.875%	4/15/23	1,155	1,100
2	MEG Energy Corp.	6.500%	3/15/21	496	298

2	MEG Energy Corp.	6.375%	1/30/23	850	502
2	MEG Energy Corp.	7.000%	3/31/24	1,439	849
2	MPLX LP	4.875%	12/1/24	1,410	1,297
2	MPLX LP	4.875%	6/1/25	2,685	2,443
	Newfield Exploration Co.	5.625%	7/1/24	600	564
	QEP Resources Inc.	6.800%	3/1/20	220	201
	QEP Resources Inc.	6.875%	3/1/21	460	426
	QEP Resources Inc.	5.375%	10/1/22	235	207
	QEP Resources Inc.	5.250%	5/1/23	150	132
	Range Resources Corp.	5.750%	6/1/21	1,435	1,270
	Range Resources Corp.	5.000%	8/15/22	415	358
	Rice Energy Inc.	7.250%	5/1/23	740	651
2	Seadrill Ltd.	6.125%	9/15/17	1,745	698
	SM Energy Co.	6.125%	11/15/22	725	529
	SM Energy Co.	6.500%	1/1/23	75	54
	SM Energy Co.	5.000%	1/15/24	319	219
	SM Energy Co.	5.625%	6/1/25	481	329
2	Southern Star Central Corp.	5.125%	7/15/22	480	444
	Tesoro Corp.	5.125%	4/1/24	996	966
2	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	165	163
2	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	1,120	1,114
	WPX Energy Inc.	6.000%	1/15/22	956	698
	WPX Energy Inc.	5.250%	9/15/24	1,994	1,376

	Technology (9.0%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,396
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,500	2,656
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	3,865	4,078
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	730	737
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	485	502
	Equinix Inc.	5.375%	4/1/23	680	704
2	First Data Corp.	5.375%	8/15/23	2,265	2,322
2	First Data Corp.	7.000%	12/1/23	5,125	5,163
2	First Data Corp.	5.000%	1/15/24	1,500	1,500
2	First Data Corp.	5.750%	1/15/24	3,751	3,751
[5,6] First Data Corp. Bank Loan		3.931%	3/23/18	1,302	1,299
[5,6] First Data Corp. Bank Loan		4.182%	7/8/22	1,190	1,186
	Flextronics International Ltd.	4.625%	2/15/20	585	607
	Flextronics International Ltd.	5.000%	2/15/23	665	671
2	Freescale Semiconductor Inc.	5.000%	5/15/21	1,720	1,784
2	Freescale Semiconductor Inc.	6.000%	1/15/22	725	768
2	Infor Software Parent LLC	7.125%	5/1/21	200	150
	Infor US Inc.	6.500%	5/15/22	3,045	2,771
[7,2] Iron Mountain Europe plc		6.125%	9/15/22	755	1,099
	Iron Mountain Inc.	5.750%	8/15/24	825	849
2	MSCI Inc.	5.250%	11/15/24	150	155
2	MSCI Inc.	5.750%	8/15/25	1,560	1,642
	NCR Corp.	4.625%	2/15/21	2,375	2,357
	NCR Corp.	5.875%	12/15/21	145	149
	NCR Corp.	6.375%	12/15/23	455	469
	Nokia Oyj	6.625%	5/15/39	1,500	1,580
2	NXP BV / NXP Funding LLC	3.750%	6/1/18	1,190	1,205
2	NXP BV / NXP Funding LLC	4.125%	6/15/20	545	550
2	NXP BV / NXP Funding LLC	4.625%	6/15/22	1,080	1,108
2	NXP BV / NXP Funding LLC	5.750%	3/15/23	255	269

2 Open Text Corp.	5.625%	1/15/23	970	992
2 Sensata Technologies BV	5.625%	11/1/24	70	73
2 Sensata Technologies BV	5.000%	10/1/25	1,500	1,507
2 Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,607
2 SS&C Technologies Holdings Inc.	5.875%	7/15/23	620	643

Transportation (1.5%)
2 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.125%	6/1/22	1,750	1,658
3 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	431	449
Hertz Corp.	4.250%	4/1/18	390	391
Hertz Corp.	6.750%	4/15/19	2,000	2,030
Hertz Corp.	5.875%	10/15/20	1,330	1,350
Hertz Corp.	7.375%	1/15/21	2,230	2,280
				409,169
Utilities (3.2%)
Electric (3.2%)
AES Corp.	8.000%	6/1/20	815	925
AES Corp.	4.875%	5/15/23	600	580
AES Corp.	5.500%	3/15/24	3,706	3,650
2 Calpine Corp.	6.000%	1/15/22	500	525
Calpine Corp.	5.375%	1/15/23	1,025	988
2 Calpine Corp.	5.875%	1/15/24	285	300
Calpine Corp.	5.750%	1/15/25	3,800	3,648
Dynegy Inc.	7.375%	11/1/22	1,440	1,325
GenOn Energy Inc.	7.875%	6/15/17	575	431
GenOn Energy Inc.	9.500%	10/15/18	1,800	1,314
GenOn Energy Inc.	9.875%	10/15/20	745	480
NRG Energy Inc.	7.875%	5/15/21	190	190
NRG Energy Inc.	6.250%	7/15/22	1,544	1,436
NRG Energy Inc.	6.625%	3/15/23	300	280
NRG Energy Inc.	6.250%	5/1/24	1,416	1,303

				17,375
Total Corporate Bonds (Cost $500,755)				487,607
			Shares
Preferred Stocks (0.4%)
Hartford Financial Services Group Inc. Pfd.
(Cost $1,842)			73,700	2,301

Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 03/19/2017
(Cost $778)			2,084	23
Temporary Cash Investment (4.2%)

			Face
			Amount
			($000)
Repurchase Agreement (4.2%)
Bank of America Securities, LLC (Dated
3/31/16, Repurchase Value $22,600,000,
collateralized by Government National
Mortgage Assn. 4.000%, 9/20/45, with a
value of $22,980,000) (Cost $22,600)	0.300%	4/1/16	22,600	22,600
Total Investments (98.8%) (Cost $543,226)				529,730
Other Asset and Liabilities-Net (1.2%)				6,529
Net Assets (100%)				536,259

* Non-income-producing security.
1 Securities with a value of $624,000 have been segregated as initial margin for open cleared swap contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate value of these securities was $165,456,000, representing 30.9% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Face amount denominated in euro.
5 Adjustable-rate security.
6 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31,
2016, the aggregate value of these securities was $14,475,000, representing 2.7% of net assets.
7 Face amount denominated in British pounds.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard High Yield Bond Portfolio

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	14,806	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,393	—
Corporate Bonds	—	487,607	—
Preferred Stocks	—	2,301	—
Other	—	—	23
Temporary Cash Investments	—	22,600	—
Swap Contracts—Assets[1]	210	—	—
Forward Currency Contracts—Liabilities	—	(112)	—
Total	210	529,595	23
1 Represents variation margin on the last day of the reporting period.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master

Vanguard High Yield Bond Portfolio

netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank N.A.	4/29/16	USD	5,933	EUR	5,293	(95)
JP Morgan Chase Bank N.A.	4/29/16	USD	1,091	GBP	771	(17)
						(112)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation

Vanguard High Yield Bond Portfolio

(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At the period ended March 31, 2016, the portfolio had the following open credit default swap contracts:

Centrally Cleared Credit Default Swaps
				Remaning
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold

CDX-NA-HY-S26-Y5	6/20/21	CME	7,720	(121)	5.000	88
CME–Chicago Mercantile Exchange.

Vanguard High Yield Bond Portfolio

G. At March 31, 2016, the cost of investment securities for tax purposes was $543,226,000. Net unrealized depreciation of investment securities for tax purposes was $13,496,000, consisting of unrealized gains of $9,447,000 on securities that had risen in value since their purchase and $22,943,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments
As of March 31, 2016

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (35.2%)
2	Fannie Mae Discount Notes	0.551%	4/13/16	2,500	2,500
2	Fannie Mae Discount Notes	0.310%	4/15/16	6,675	6,674
2	Fannie Mae Discount Notes	0.330%	4/20/16	3,000	2,999
2	Fannie Mae Discount Notes	0.360%	4/21/16	1,000	1,000
2	Fannie Mae Discount Notes	0.360%	5/2/16	1,082	1,082
2	Fannie Mae Discount Notes	0.380%	5/18/16	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.338%	4/1/16	25,000	25,000
3	Federal Home Loan Bank Discount Notes	0.325%	4/6/16	15,000	14,999
3	Federal Home Loan Bank Discount Notes	0.310%–0.379%	4/8/16	14,536	14,535
3	Federal Home Loan Bank Discount Notes	0.400%	4/13/16	362	362
3	Federal Home Loan Bank Discount Notes	0.350%	4/22/16	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.345%	4/27/16	2,000	1,999
3	Federal Home Loan Bank Discount Notes	0.345%	4/29/16	8,000	7,998
3	Federal Home Loan Bank Discount Notes	0.334%–0.339%	5/4/16	20,000	19,994
3	Federal Home Loan Bank Discount Notes	0.310%	5/11/16	10,000	9,997
3	Federal Home Loan Bank Discount Notes	0.561%	5/16/16	5,599	5,595
3	Federal Home Loan Bank Discount Notes	0.390%–0.400%	5/18/16	10,693	10,688
3	Federal Home Loan Bank Discount Notes	0.400%	5/20/16	1,474	1,473
2	Freddie Mac Discount Notes	0.310%	4/1/16	925	925
2	Freddie Mac Discount Notes	0.340%	4/4/16	1,600	1,600
2	Freddie Mac Discount Notes	0.350%	4/15/16	1,400	1,400
2	Freddie Mac Discount Notes	0.340%	4/25/16	10,000	9,998
2	Freddie Mac Discount Notes	0.300%	5/10/16	3,900	3,899
	United States Treasury Bill	0.280%	5/5/16	4,631	4,630
	United States Treasury Bill	0.341%	5/12/16	8,478	8,475
	United States Treasury Bill	0.300%	5/19/16	21,248	21,239
	United States Treasury Bill	0.323%	5/26/16	8,000	7,996
	United States Treasury Bill	0.325%–0.415%	6/2/16	40,000	39,975
	United States Treasury Bill	0.315%–0.535%	6/9/16	40,000	39,967
	United States Treasury Bill	0.301%	6/23/16	40,000	39,972
	United States Treasury Bill	0.421%	8/11/16	30,000	29,954
	United States Treasury Bill	0.411%	8/18/16	25,000	24,960
4	United States Treasury Floating Rate Note	0.369%	4/30/16	2,000	2,000
4	United States Treasury Floating Rate Note	0.353%	10/31/16	14,500	14,495
4	United States Treasury Floating Rate Note	0.384%	1/31/17	24,296	24,295
	United States Treasury Note/Bond	0.250%	5/15/16	20,000	19,999
	United States Treasury Note/Bond	5.125%	5/15/16	7,500	7,544
	United States Treasury Note/Bond	3.250%	5/31/16	5,000	5,023
	United States Treasury Note/Bond	0.500%	6/15/16	2,298	2,298
Total U.S. Government and Agency Obligations (Cost $443,538)					443,538
Commercial Paper (28.1%)
Bank Holding Company (0.3%)
5	ABN Amro Funding USA LLC	0.631%	4/4/16	1,200	1,200
5	ABN Amro Funding USA LLC	0.631%	4/11/16	250	250
5	ABN Amro Funding USA LLC	0.641%	4/14/16	1,250	1,250
5	ABN Amro Funding USA LLC	0.641%	4/20/16	1,000	999
					3,699

Vanguard Money Market Portfolio

Finance—Auto (2.4%)
	American Honda Finance Corp.	0.511%	6/7/16	250	250
	American Honda Finance Corp.	0.531%–0.540%	6/21/16	8,250	8,240
	American Honda Finance Corp.	0.531%	6/24/16	1,000	999
	American Honda Finance Corp.	0.531%	6/27/16	500	499
4	Toyota Motor Credit Corp.	0.632%	4/15/16	4,000	4,000
	Toyota Motor Credit Corp.	0.521%	5/23/16	250	250
	Toyota Motor Credit Corp.	0.551%	5/31/16	2,000	1,998
	Toyota Motor Credit Corp.	0.541%	6/6/16	5,000	4,995
	Toyota Motor Credit Corp.	0.823%	6/27/16	2,000	1,996
	Toyota Motor Credit Corp.	0.571%	7/1/16	2,200	2,197
	Toyota Motor Credit Corp.	0.823%	7/7/16	250	249
4	Toyota Motor Credit Corp.	0.693%	7/22/16	1,000	1,000
4	Toyota Motor Credit Corp.	0.693%	7/22/16	500	500
	Toyota Motor Credit Corp.	0.591%	8/2/16	250	250
4	Toyota Motor Credit Corp.	0.702%	8/18/16	1,000	1,000
4	Toyota Motor Credit Corp.	0.702%	8/19/16	1,000	1,000
4	Toyota Motor Credit Corp.	0.705%	8/25/16	1,000	1,000
					30,423
Foreign Banks (12.6%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.548%	4/8/16	3,000	3,000
5	Australia & New Zealand Banking Group, Ltd.	0.441%	4/28/16	1,750	1,749
5	Australia & New Zealand Banking Group, Ltd.	0.561%	5/3/16	10,000	9,995
[4,5] Australia & New Zealand Banking Group, Ltd.		0.652%	5/23/16	3,000	3,000
5	Australia & New Zealand Banking Group, Ltd.	0.672%	6/2/16	1,000	999
[4,5] Australia & New Zealand Banking Group, Ltd.		0.643%	7/27/16	3,000	3,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.645%	8/3/16	1,000	1,000
5	Australia & New Zealand Banking Group, Ltd.	0.910%	8/4/16	4,000	3,987
[4,5] Australia & New Zealand Banking Group, Ltd.		0.929%	2/1/17	3,250	3,250
[4,5] Bank of Nova Scotia		0.788%	8/12/16	3,000	3,000
[4,5] Commonwealth Bank of Australia		0.572%	5/23/16	5,000	5,000
[4,5] Commonwealth Bank of Australia		0.608%	6/22/16	2,250	2,250
5	Commonwealth Bank of Australia	0.844%	6/23/16	5,000	4,990
[4,5] Commonwealth Bank of Australia		0.791%	8/17/16	3,000	3,000
5	Commonwealth Bank of Australia	0.854%	9/14/16	2,750	2,739
5	Commonwealth Bank of Australia	0.844%	9/23/16	1,750	1,743
[4,5] Commonwealth Bank of Australia		0.783%	9/26/16	2,500	2,500
[4,5] Commonwealth Bank of Australia		0.790%	10/4/16	5,000	5,000
[4,5] Commonwealth Bank of Australia		0.792%	10/11/16	3,000	3,000
[4,5] Commonwealth Bank of Australia		0.803%	10/31/16	2,250	2,250
[4,5] Commonwealth Bank of Australia		0.805%	11/1/16	2,250	2,250
[4,5] Commonwealth Bank of Australia		0.951%	2/3/17	1,000	1,000
5	DNB Bank ASA	0.641%	7/18/16	5,000	4,990
	ING US Funding LLC	0.661%	5/2/16	1,500	1,499
	ING US Funding LLC	0.661%	5/4/16	7,000	6,996
	ING US Funding LLC	0.702%	5/11/16	2,500	2,498
	ING US Funding LLC	0.702%	5/12/16	2,500	2,498
5	National Australia Bank Ltd.	0.712%	5/13/16	6,000	5,995
5	National Australia Bank Ltd.	0.803%	7/5/16	1,000	998
5	National Australia Bank Ltd.	0.773%	7/26/16	1,000	998
5	National Australia Bank Ltd.	0.854%	9/12/16	3,000	2,988
5	Nordea Bank AB	0.849%	9/14/16	2,750	2,739
5	Nordea Bank AB	0.828%	9/20/16	2,000	1,992
5	Nordea Bank AB	0.828%	9/21/16	6,000	5,976
5	Skandinaviska Enskilda Banken AB	0.656%	5/4/16	2,250	2,249
5	Sumitomo Mitsui Banking Corporation	0.651%	4/15/16	10,000	9,998
5	Svenska HandelsBanken AB	0.808%	7/18/16	5,000	4,988

Vanguard Money Market Portfolio

5	Svenska HandelsBanken AB	0.662%	8/3/16	1,000	998
	Swedbank AB	0.641%	5/2/16	1,500	1,499
	Swedbank AB	0.641%	5/3/16	1,500	1,499
	Swedbank AB	0.641%	5/4/16	1,500	1,499
	Swedbank AB	0.641%	5/5/16	500	500
	Swedbank AB	0.793%	7/1/16	2,500	2,495
	Swedbank AB	0.793%	7/7/16	2,500	2,495
	Swedbank AB	0.773%	7/19/16	1,000	998
[4,5] Westpac Banking Corp.		0.558%	4/4/16	5,000	5,000
[4,5] Westpac Banking Corp.		0.583%	5/27/16	3,000	3,000
[4,5] Westpac Banking Corp.		0.591%	6/2/16	5,000	5,000
[4,5] Westpac Banking Corp.		0.923%	1/27/17	7,000	7,000
					158,087
Foreign Governments (5.7%)
5	CDP Financial Inc.	0.451%	5/2/16	250	250
5	CDP Financial Inc.	0.581%	5/9/16	500	500
5	CDP Financial Inc.	0.853%	7/20/16	2,675	2,668
5	CDP Financial Inc.	0.834%–0.860%	9/16/16	2,250	2,241
6	CPPIB Capital Inc.	0.631%	4/1/16	8,242	8,242
6	CPPIB Capital Inc.	0.551%	5/31/16	5,000	4,995
6	CPPIB Capital Inc.	0.833%	6/1/16	2,000	1,997
6	CPPIB Capital Inc.	0.833%	6/2/16	2,000	1,997
6	CPPIB Capital Inc.	0.803%	6/13/16	2,500	2,496
6	CPPIB Capital Inc.	0.803%	6/14/16	1,250	1,248
6	CPPIB Capital Inc.	0.501%	6/21/16	1,750	1,748
[4,6] CPPIB Capital Inc.		0.728%	7/12/16	2,250	2,250
[4,6] CPPIB Capital Inc.		0.728%	7/13/16	2,250	2,250
	Export Development Canada	0.551%	6/6/16	3,000	2,997
	Export Development Canada	0.611%	8/1/16	500	499
	Export Development Canada	0.611%	8/2/16	500	499
	Export Development Canada	0.642%	8/8/16	1,250	1,247
	Export Development Canada	0.642%	8/9/16	4,000	3,991
5	Hydro-Quebec	0.501%	6/16/16	500	499
5	Hydro-Quebec	0.501%	6/20/16	10,000	9,989
	Province of British Columbia	0.601%	4/20/16	4,600	4,599
	Province of British Columbia	0.561%	7/7/16	3,805	3,799
6	PSP Capital Inc.	0.591%	4/7/16	500	500
6	PSP Capital Inc.	0.591%–0.600%	4/11/16	1,000	1,000
6	PSP Capital Inc.	0.581%	4/12/16	250	250
6	PSP Capital Inc.	0.581%	4/13/16	500	500
6	PSP Capital Inc.	0.551%	5/18/16	2,250	2,248
6	PSP Capital Inc.	0.581%	6/17/16	1,000	999
6	PSP Capital Inc.	0.793%	6/27/16	750	749
6	PSP Capital Inc.	0.793%	6/28/16	1,000	998
6	PSP Capital Inc.	0.793%	6/29/16	1,250	1,248
6	PSP Capital Inc.	0.803%	7/5/16	750	748
6	PSP Capital Inc.	0.823%	7/20/16	750	748
5	Quebec	0.511%	6/1/16	1,250	1,249
					72,238
Foreign Industrial (4.3%)
5	BASF SE	0.591%	5/3/16	2,500	2,499
5	BASF SE	0.611%	5/9/16	500	500
5	Nestle Capital Corp.	0.551%	5/25/16	750	749
5	Nestle Capital Corp.	0.551%	6/2/16	750	749
5	Nestle Capital Corp.	0.551%	6/3/16	3,000	2,997
5	Nestle Capital Corp.	0.556%	6/16/16	1,000	999
5	Nestle Capital Corp.	0.556%	6/21/16	1,000	999

Vanguard Money Market Portfolio

5 Nestle Capital Corp.	0.556%	6/22/16	1,000	999
Nestle Finance International Ltd.	0.551%	5/25/16	750	749
Nestle Finance International Ltd.	0.551%	6/8/16	5,000	4,995
Nestle Finance International Ltd.	0.551%	6/9/16	5,000	4,995
Nestle Finance International Ltd.	0.556%	6/20/16	1,250	1,248
Nestle Finance International Ltd.	0.556%	6/24/16	1,250	1,248
Nestle Finance International Ltd.	0.556%	6/27/16	1,750	1,748
5 Reckitt Benckiser Treasury Services plc	0.581%	4/12/16	500	500
5 Roche Holdings Inc.	0.511%	5/3/16	3,000	2,999
5 Roche Holdings Inc.	0.511%	5/4/16	3,000	2,998
5 Siemens Capital Co. LLC	0.531%	6/27/16	4,964	4,958
5 Total Capital Canada Ltd.	0.556%	4/13/16	3,750	3,749
5 Total Capital Canada Ltd.	0.581%	4/14/16	6,000	5,999
5 Total Capital Canada Ltd.	0.803%	7/5/16	1,250	1,247
Toyota Credit Canada Inc.	0.461%	4/5/16	500	500
Toyota Credit Canada Inc.	0.572%	5/13/16	500	500
Toyota Credit Canada Inc.	0.562%	6/1/16	250	250
Toyota Credit Canada Inc.	0.642%	6/2/16	250	250
5 Unilever Capital Corp.	0.501%	5/3/16	1,000	999
5 Unilever Capital Corp.	0.511%	5/31/16	1,000	999
5 Unilever Capital Corp.	0.541%	6/27/16	750	749
5 Unilever Capital Corp.	0.541%	6/28/16	2,000	1,997
				54,168
Industrial (2.8%)
Caterpillar Financial Services Corp.	0.350%	4/6/16	1,000	1,000
5 Emerson Electric Co.	0.541%	5/9/16	500	500
5 Henkel of America Inc.	0.450%	4/25/16	250	250
5 Henkel of America Inc.	0.490%	5/2/16	500	500
5 Pfizer Inc	0.581%	4/1/16	2,250	2,250
5 Pfizer Inc	0.491%	5/10/16	1,400	1,399
5 Pfizer Inc	0.491%	5/11/16	1,500	1,499
5 Pfizer Inc	0.491%	5/12/16	1,600	1,599
5 Pfizer Inc	0.491%	5/16/16	500	500
5 Pfizer Inc	0.491%	5/23/16	4,500	4,497
5 The Coca-Cola Co.	0.481%	4/20/16	1,500	1,500
5 The Coca-Cola Co.	0.481%	4/21/16	500	500
5 The Coca-Cola Co.	0.501%	5/17/16	3,500	3,498
5 The Coca-Cola Co.	0.551%	5/25/16	1,750	1,748
5 The Coca-Cola Co.	0.561%	6/21/16	2,000	1,997
5 The Coca-Cola Co.	0.753%	8/15/16	2,500	2,493
5 The Coca-Cola Co.	0.753%	8/16/16	2,750	2,742
5 The Coca-Cola Co.	0.753%	8/17/16	1,000	997
5 The Coca-Cola Co.	0.733%	9/14/16	5,000	4,983
5 Walt Disney Co.	0.481%	5/27/16	500	500
				34,952
Total Commercial Paper (Cost $353,567)				353,567
Certificates of Deposit (32.2%)
Domestic Banks (8.2%)
Citibank NA	0.590%	4/6/16	1,000	1,000
Citibank NA	0.580%	4/7/16	2,000	2,000
Citibank NA	0.580%	4/22/16	2,250	2,250
Citibank NA	0.580%	5/18/16	3,250	3,250
HSBC Bank USA NA	0.840%	7/11/16	1,000	1,000
HSBC Bank USA NA	0.850%	7/12/16	2,250	2,250
HSBC Bank USA NA	0.840%	7/14/16	1,000	1,000
HSBC Bank USA NA	0.830%	7/26/16	1,000	1,000

Vanguard Money Market Portfolio

HSBC Bank USA NA	0.840%	8/1/16	1,000	1,000
HSBC Bank USA NA	0.845%	8/3/16	1,000	1,000
HSBC Bank USA NA	0.840%	8/5/16	1,750	1,750
HSBC Bank USA NA	0.840%	8/5/16	3,500	3,500
4 HSBC Bank USA NA	0.811%	9/2/16	5,000	5,000
4 HSBC Bank USA NA	0.848%	10/3/16	3,000	3,000
HSBC Bank USA NA	0.950%	10/19/16	1,750	1,750
4 State Street Bank & Trust Co.	0.662%	5/23/16	9,500	9,500
State Street Bank & Trust Co.	0.800%	7/5/16	3,500	3,500
State Street Bank & Trust Co.	0.800%	7/11/16	5,750	5,750
State Street Bank & Trust Co.	0.820%	7/12/16	7,500	7,500
State Street Bank & Trust Co.	0.800%	7/29/16	5,000	5,000
4 State Street Bank & Trust Co.	0.738%	8/12/16	4,000	4,000
4 Wells Fargo Bank NA	0.568%	5/6/16	3,000	3,000
4 Wells Fargo Bank NA	0.628%	5/13/16	4,000	4,000
4 Wells Fargo Bank NA	0.653%	5/25/16	1,000	1,000
Wells Fargo Bank NA	0.830%	7/7/16	5,000	5,000
4 Wells Fargo Bank NA	0.791%	8/16/16	7,000	7,000
Wells Fargo Bank NA	0.850%	8/18/16	1,000	1,000
4 Wells Fargo Bank NA	0.778%	8/22/16	3,000	3,000
4 Wells Fargo Bank NA	0.808%	9/6/16	5,000	5,000
4 Wells Fargo Bank NA	0.803%	10/28/16	3,000	3,000
4 Wells Fargo Bank NA	0.888%	1/11/17	1,500	1,500
4 Wells Fargo Bank NA	0.951%	2/1/17	4,000	4,000
				103,500
Eurodollar Certificates of Deposit (0.8%)
National Australia Bank Ltd.	0.800%	6/15/16	10,000	10,000

Yankee Certificates of Deposit (23.2%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.600%	4/29/16	1,250	1,250
Bank of Montreal (Chicago Branch)	0.680%	6/2/16	5,000	5,000
Bank of Montreal (Chicago Branch)	0.810%	6/21/16	5,000	5,000
4 Bank of Montreal (Chicago Branch)	0.778%	7/12/16	3,000	3,000
4 Bank of Montreal (Chicago Branch)	0.790%	9/7/16	5,000	5,000
4 Bank of Nova Scotia (Houston Branch)	0.622%	4/21/16	2,000	2,000
Bank of Nova Scotia (Houston Branch)	0.840%	7/5/16	7,000	7,000
Bank of Nova Scotia (Houston Branch)	0.870%	7/5/16	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.810%	7/21/16	1,000	1,000
Bank of Nova Scotia (Houston Branch)	0.850%	8/18/16	4,000	4,000
4 Bank of Nova Scotia (Houston Branch)	0.790%	9/7/16	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.870%	9/21/16	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.600%	4/14/16	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.700%	5/4/16	1,000	1,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.700%	5/11/16	2,500	2,500
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.700%	5/23/16	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.720%	7/18/16	6,000	6,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.580%	4/4/16	3,000	3,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.642%	4/20/16	750	750

Vanguard Money Market Portfolio

4 Canadian Imperial Bank of Commerce (New
York Branch)	0.602%	4/21/16	5,000	5,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.617%	5/10/16	5,000	5,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.800%	6/14/16	1,000	1,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.530%	6/28/16	1,000	1,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.830%	7/5/16	5,000	5,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.810%	7/19/16	5,000	5,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.765%	8/3/16	5,000	5,000
4 Commonwealth Bank of Australia (New York
Branch)	0.951%	2/1/17	1,000	1,000
Credit Suisse (New York Branch)	0.620%	4/5/16	3,000	3,000
Credit Suisse (New York Branch)	0.620%	4/11/16	3,250	3,250
DNB Bank ASA (New York Branch)	0.590%	6/7/16	10,000	10,000
DNB Bank ASA (New York Branch)	0.690%	6/20/16	250	250
Lloyds Bank plc (New York Branch)	0.630%	4/4/16	3,250	3,250
Lloyds Bank plc (New York Branch)	0.700%	7/12/16	1,750	1,750
National Australia Bank Ltd. (New York Branch)	0.650%	4/13/16	3,000	3,000
National Australia Bank Ltd. (New York Branch)	0.800%	6/13/16	4,000	4,000
National Australia Bank Ltd. (New York Branch)	0.750%	7/26/16	250	250
Nordea Bank Finland plc (New York Branch)	0.795%	6/10/16	2,000	2,000
Nordea Bank Finland plc (New York Branch)	0.795%	6/28/16	10,000	10,000
Nordea Bank Finland plc (New York Branch)	0.765%	7/21/16	7,000	7,000
Nordea Bank Finland plc (New York Branch)	0.750%	7/25/16	2,000	2,001
4 Royal Bank of Canada (New York Branch)	0.605%	5/3/16	4,000	4,000
4 Royal Bank of Canada (New York Branch)	0.642%	5/23/16	6,000	6,000
4 Royal Bank of Canada (New York Branch)	0.618%	6/22/16	7,000	7,000
4 Royal Bank of Canada (New York Branch)	0.800%	10/3/16	2,250	2,250
4 Royal Bank of Canada (New York Branch)	0.810%	10/18/16	4,500	4,500
Skandinaviska Enskilda Banken (New York
Branch)	0.570%	4/4/16	4,000	4,000
Skandinaviska Enskilda Banken (New York
Branch)	0.650%	5/5/16	2,000	2,000
Skandinaviska Enskilda Banken (New York
Branch)	0.590%	6/27/16	250	250
Skandinaviska Enskilda Banken (New York
Branch)	0.630%	7/18/16	5,000	5,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.620%	6/17/16	5,000	5,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.610%	6/20/16	5,000	5,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.600%	7/1/16	4,563	4,563
Svenska HandelsBanken (New York Branch)	0.570%	4/4/16	1,250	1,250
Svenska HandelsBanken (New York Branch)	0.635%	4/14/16	5,000	5,000
Svenska HandelsBanken (New York Branch)	0.650%	5/5/16	5,000	5,000
Svenska HandelsBanken (New York Branch)	0.790%	6/14/16	10,000	10,000
Svenska HandelsBanken (New York Branch)	0.850%	9/9/16	1,000	1,000
Svenska HandelsBanken (New York Branch)	0.860%	9/14/16	7,000	7,000
Swedbank AB (New York Branch)	0.360%	4/4/16	10,000	10,000
4 Toronto Dominion Bank (New York Branch)	0.598%	4/14/16	1,000	1,000
4 Toronto Dominion Bank (New York Branch)	0.642%	5/23/16	6,000	6,000
Toronto Dominion Bank (New York Branch)	0.760%	6/8/16	7,000	7,000

Vanguard Money Market Portfolio

	Toronto Dominion Bank (New York Branch)	0.840%	7/7/16	5,000	5,000
	Toronto Dominion Bank (New York Branch)	0.890%	8/15/16	5,000	5,000
	Toronto Dominion Bank (New York Branch)	0.900%	8/15/16	3,000	3,000
4	Toronto Dominion Bank (New York Branch)	0.782%	9/23/16	6,000	6,000
4	Westpac Banking Corp. (New York Branch)	0.585%	6/3/16	1,000	1,000
4	Westpac Banking Corp. (New York Branch)	0.752%	9/1/16	2,000	2,000
4	Westpac Banking Corp. (New York Branch)	0.789%	9/1/16	5,000	5,000
4	Westpac Banking Corp. (New York Branch)	0.975%	9/23/16	1,000	1,000
	Westpac Banking Corp. (New York Branch)	0.860%	9/28/16	1,000	1,000
4	Westpac Banking Corp. (New York Branch)	0.790%	10/3/16	5,000	5,000
	Westpac Banking Corp. (New York Branch)	0.940%	10/17/16	2,000	2,000
					292,064
Total Certificates of Deposit (Cost $405,564)					405,564
Other Notes (1.6%)
	Bank of America NA	0.460%	4/4/16	2,000	2,000
4	Bank of America NA	0.648%	4/4/16	4,000	4,000
	Bank of America NA	0.500%	5/5/16	2,000	2,000
4	Bank of America NA	0.610%	5/9/16	2,000	2,000
4	Bank of America NA	0.622%	5/17/16	2,000	2,000
4	Bank of America NA	0.612%	5/23/16	2,000	2,000
	Bank of America NA	0.670%	7/1/16	2,000	2,000
4	Bank of America NA	0.768%	8/1/16	3,500	3,500
Total Other Notes (Cost $19,500)					19,500
Corporate Bonds (1.1%)
	Royal Bank of Canada	2.300%	7/20/16	3,000	3,012
4	Toyota Motor Credit Corp.	0.652%	6/13/16	6,000	6,000
4	Toyota Motor Credit Corp.	0.817%	10/7/16	5,000	5,000
Total Corporate Bonds (Cost $14,012)					14,012
Taxable Municipal Bonds (1.2%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO		0.420%	4/1/16	285	285
[6,7] BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.420%	4/1/16	300	300
[6,7] BlackRock Municipal Income Trust II TOB
	VRDO	0.420%	4/1/16	2,000	2,000
[6,7] BlackRock Municipal Income Trust TOB VRDO		0.420%	4/1/16	1,650	1,650
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.420%	4/1/16	330	330
[6,7] BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.420%	4/1/16	195	195
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.420%	4/1/16	390	390
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.420%	4/1/16	1,550	1,550
[6,7] BlackRock MuniVest Fund II, Inc. TOB VRDO		0.420%	4/1/16	1,150	1,150
[6,7] BlackRock MuniVest Fund, Inc. TOB VRDO		0.420%	4/1/16	1,000	1,000
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.420%	4/1/16	1,000	1,000
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.420%	4/1/16	380	380
[6,7] BlackRock Strategic Municipal Trust TOB VRDO		0.420%	4/1/16	200	200
6	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.800%	4/7/16	145	145
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.800%	4/7/16	100	100
7	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue	0.490%	4/7/16	4,650	4,650

Vanguard Money Market Portfolio

6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.800%	4/7/16	100	100
Total Taxable Municipal Bonds (Cost $15,425)				15,425
Total Investments (99.4%) (Cost $1,251,606)				1,251,606
Other Assets and Liabilities-Net (0.6%)				7,180
Net Assets (100%)				1,258,786

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31,
2016, the aggregate value of these securities was $226,343,000, representing 18.0% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate value of these securities was $47,238,000, representing 3.8% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2016, 100% of the market value of the portfolio's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of March 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.4%)
U.S. Government Securities (12.3%)
	United States Treasury Inflation Indexed
	Bonds	2.375%	1/15/17	19,127	23,152
1	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/17	29,579	31,210
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	21,553	22,003
	United States Treasury Note/Bond	0.500%	9/30/16	50	50
	United States Treasury Note/Bond	0.750%	3/15/17	6,393	6,400
	United States Treasury Note/Bond	0.500%	3/31/17	2,400	2,397
	United States Treasury Note/Bond	1.000%	3/31/17	5,202	5,220
	United States Treasury Note/Bond	0.875%	6/15/17	5,200	5,213
	United States Treasury Note/Bond	1.000%	9/15/18	3,650	3,668
	United States Treasury Note/Bond	1.250%	10/31/18	12,300	12,435
2,3	United States Treasury Note/Bond	1.250%	11/15/18	18,050	18,250
	United States Treasury Note/Bond	1.500%	12/31/18	1,800	1,833
	United States Treasury Note/Bond	1.125%	1/15/19	6,800	6,854
	United States Treasury Note/Bond	1.250%	1/31/19	6,000	6,069
	United States Treasury Note/Bond	0.750%	2/15/19	17,700	17,650
	United States Treasury Note/Bond	1.000%	3/15/19	2,300	2,309
					164,713
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	12/1/16	4	4
4,5	Fannie Mae Pool	6.500%	9/1/16	2	2
4,5	Freddie Mac Gold Pool	6.000%	4/1/17	5	5
					11
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,6Fannie Mae Pool		2.347%	12/1/32	10	11
4,5,6Fannie Mae Pool		2.375%	6/1/33	74	77
4,5,6Fannie Mae Pool		2.435%	7/1/32	9	9
4,5,6Fannie Mae Pool		2.460%	5/1/33	64	68
4,5,6Fannie Mae Pool		2.465%	9/1/32	1	1
4,5,6Fannie Mae Pool		2.500%	9/1/32	6	6
4,5,6Fannie Mae Pool		2.535%	8/1/33	114	118
4,5,6Fannie Mae Pool		2.550%	7/1/33	162	167
4,5,6Fannie Mae Pool		2.581%	8/1/37	14	15
4,5,6Fannie Mae Pool		2.625%	5/1/33	16	18
4,5,6Fannie Mae Pool		2.781%	2/1/37	34	37
4,5,6Freddie Mac Non Gold Pool		2.500%	8/1/37	55	58
4,5,6Freddie Mac Non Gold Pool		2.504%	9/1/32	3	3
4,5,6Freddie Mac Non Gold Pool		2.643%	9/1/32	23	23
4,5,6Freddie Mac Non Gold Pool		2.711%	8/1/33	23	24
4,5,6Freddie Mac Non Gold Pool		2.825%	10/1/32	14	15
4,5,6Freddie Mac Non Gold Pool		2.836%	1/1/33	13	14
4,5,6Freddie Mac Non Gold Pool		3.086%	2/1/33	14	15
					679
Total U.S. Government and Agency Obligations (Cost $163,753)					165,403

Asset-Backed/Commercial Mortgage-Backed Securities (20.7%)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	280	281
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	100	100
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,050	2,050
4,6	Ally Master Owner Trust Series 2014-1	0.906%	1/15/19	250	250
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	450	450
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	270	270
4,6	American Express Credit Account Secured
	Note Trust 2012-4	0.986%	5/15/20	700	695
4,6,7American Homes 4 Rent 2014-SFR1		1.441%	6/17/31	126	123
4,6,7American Homes 4 Rent 2014-SFR1		1.791%	6/17/31	110	107
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	293	303
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	82
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	430	441
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	374	377
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	179	183
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	100	102
4,7	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	275	322
4,7	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	455	502
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	80	80
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	300	300
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	400	402
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	504
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	80	81
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	111
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	155	156
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	175	176
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	100	100
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	280	280
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	650	649
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	170	170
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	290	292
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	200	199
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	460	462
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	280	282
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	200	200
4,7	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	280	288
4,7	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	270	269
4,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	160	159

4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	225	229
4,6,7Arran Residential Mortgages Funding 2011-1
	plc	2.069%	11/19/47	31	31
4,7	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	480	514
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	360	357
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	500	508
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	730	724
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	1,010	1,003
4,7	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	600	600
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	128
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	475	480
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	515	522
4	Banc of America Commercial Mortgage Trust
	2007-2	5.557%	4/10/49	788	800
4	Banc of America Commercial Mortgage Trust
	2008-1	6.175%	2/10/51	1,364	1,438
4	Banc of America Commercial Mortgage Trust
	2008-1	6.219%	2/10/51	126	132
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	220	235
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.367%	9/15/48	65	69
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.367%	9/15/48	40	40
4,8	Banc of America Funding 2006-H Trust	2.811%	9/20/46	423	357
4	Bank of America Mortgage 2002-J Trust	3.736%	9/25/32	1	1
4,6,7Bank of America Student Loan Trust 2010-1A		1.419%	2/25/43	527	513
	Bank of Nova Scotia	1.850%	4/14/20	460	462
4,7	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	293	290
4,8	Bear Stearns ARM Trust 2006-4	2.715%	10/25/36	609	520
4,8	Bear Stearns ARM Trust 2007-3	3.004%	5/25/47	501	441
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	469	471
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.721%	6/11/40	435	444
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	1,948	2,029
4,6,7BMW Floorplan Master Owner Trust 2015-1A		0.936%	7/15/20	1,145	1,144
4	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	570	569
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	0.830%	6/25/26	350	336
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.429%	2/25/30	604	591
4	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	220	222
4,6	Cabela's Credit Card Master Note Trust 2015-
	2	1.116%	7/17/23	600	593
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	132	125
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	245	230

4,7	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	400	405
7	Canadian Imperial Bank of Commerce	2.250%	7/21/20	530	538
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	150	150
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	130	130
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	315	321
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	545	546
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	370	372
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	330	333
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	290	293
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	300	300
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	150	150
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	100	101
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	100	101
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	530	531
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	520	523
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	150	151
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	170	172
4,6	Capital One Multi-Asset Execution Trust 2014-
	A3	0.816%	1/18/22	935	932
4	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	1,450	1,505
4	Capital One Multi-asset Execution Trust 2015-
	A8	2.050%	8/15/23	370	374
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	85	86
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	50	50
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	100	100
4	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	70	71
4	Carmax Auto Owner Trust 2015-2	3.040%	11/15/21	140	140
4	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	280	283
4	Carmax Auto Owner Trust 2015-3	2.280%	4/15/21	107	108
4	Carmax Auto Owner Trust 2015-3	2.680%	6/15/21	150	152
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	700	715
4,7	CFCRE Commercial Mortgage Trust 2011-C1	6.096%	4/15/44	36	41
4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.574%	12/15/47	390	459
4,6	Chase Issuance Trust 2007-C1	0.896%	4/15/19	800	797
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.670%	11/19/33	30	28
4,8	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.660%	3/20/36	306	270
4,8	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.855%	2/25/47	341	302
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	100	100
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	115	115
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	125	124
4,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	240	237
4,7	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	10	10
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	500	505
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	160	159

4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	245	249
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	375	382
4,7	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	161	161
4,6	Citibank Credit Card Issuance Trust 2008-A7	1.807%	5/20/20	1,220	1,246
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	70	73
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,240	2,286
4	Citigroup Commercial Mortgage Trust 2012-
	GC25	4.345%	10/10/47	130	138
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	150	156
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	55
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	115	115
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	150	156
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	565	582
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	215
4,6,7Citigroup Commercial Mortgage Trust 2014-
	388G	1.186%	6/15/33	500	493
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	260	284
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	270	287
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	155	165
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,150	1,245
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	340	362
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	310	325
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	130	138
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.453%	7/10/47	153	155
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	370	387
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	1,195	1,263
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	180	184
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	480	489
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	415	445
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	780	835
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.572%	9/10/58	195	205
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.572%	9/10/58	100	93
4,8	Citigroup Mortgage Loan Trust 2007-AR8	2.778%	7/25/37	232	213

4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	549	547
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	462	448
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	549	560
4,6,7Colony American Homes 2014-1		1.591%	5/17/31	286	279
4,6,7Colony American Homes 2014-1		1.791%	5/17/31	395	379
4,6,7Colony American Homes 2015-1		1.641%	7/17/32	270	260
4,6,7Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.791%	7/17/31	350	338
4,6,7Colony American Homes Single-Family Rental
	Pass-Through Certificates 2015-1	1.941%	7/17/32	20	20
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	507	515
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	690	696
4	COMM 2007-C9 Mortgage Trust	5.813%	12/10/49	539	550
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	79
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	106
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	260	268
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	72
4	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	505	520
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	270	296
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	1,047	1,165
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	371
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	870	957
4	COMM 2013-CCRE13 Mortgage Trust	4.752%	12/10/23	110	123
4	COMM 2013-CCRE13 Mortgage Trust	4.752%	12/10/23	200	202
4,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	72
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,165	1,249
4	COMM 2013-CCRE9 Mortgage Trust	4.231%	7/10/45	635	710
4,7	COMM 2013-CCRE9 Mortgage Trust	4.254%	7/10/45	250	275
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	550	563
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	250	266
4	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	650	724
4,7	COMM 2013-CR9 Mortgage Trust	4.254%	7/10/45	200	205
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	520	535
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	267
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	352
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	483
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	103
4,7	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	110	113
4,7	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	910	972
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	130	138
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	308
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	390	429
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	275
4	COMM 2014-CCRE15 Mortgage Trust	4.714%	2/10/47	180	201
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	860	914
4	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	240	267
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	1,070	1,172
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	650	705
4	COMM 2014-CR17 Mortgage Trust	4.735%	5/10/47	90	93
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	300	315
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	715	776
4	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	795	846
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	508
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	90	92
4	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	685	713
4	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	200	210

4	COMM 2015-CR24 Mortgage Trust	3.696%	8/10/55	415	444
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	750	807
4	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	970	1,033
4	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	570	606
4	COMM 2015-CR27 Mortgage Trust	4.472%	10/10/48	210	199
4	Commercial Mortgage Trust 2006-GG7	5.892%	7/10/38	54	54
7	Commonwealth Bank of Australia	2.000%	6/18/19	600	605
7	Commonwealth Bank of Australia	2.125%	7/22/20	750	755
4,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,040	1,068
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.067%	2/15/41	785	833
4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	1,000	1,053
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	820	876
4	CSAIL Commercial Mortgage Trust 2015-C3	4.111%	8/15/48	220	215
4	CSAIL Commercial Mortgage Trust 2015-C3	4.361%	8/15/48	240	226
4	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	725	779
4	CSAIL Commercial Mortgage Trust 2016-C5	4.538%	11/15/48	220	214
4,7	DB Master Finance LL 2015-1	3.262%	2/20/45	216	212
4	DBJPM 16-C1	3.276%	5/10/49	230	237
4	DBJPM 16-C1	3.352%	5/10/49	60	53
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	2,700	2,715
4,6	Discover Card Execution Note Trust 2013-A1	0.736%	8/17/20	547	546
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	1,400	1,428
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	1,050	1,064
4,7	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	380	380
4,7	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	190	189
4,7	Drive Auto Receivables Trust 2015-A	4.120%	7/15/22	140	138
4,7	Drive Auto Receivables Trust 2015-B	1.300%	6/15/18	160	160
4,7	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	180	180
4,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	420	420
4,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	250	246
4,7	Drive Auto Receivables Trust 2015-C	2.230%	9/16/19	345	345
4,7	Drive Auto Receivables Trust 2015-C	3.010%	5/17/21	515	505
4,7	Drive Auto Receivables Trust 2015-C	4.200%	9/15/21	380	374
4,7	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	680	680
4,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	750	748
4,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	750	747
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	750	739
4,7	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	850	850
4,7	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	170	170
4,6,7Edsouth Indenture No 5 LLC 2015-1		1.233%	10/25/56	748	721
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	83	82
4,7	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	140	139
4,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	600	598
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.583%	5/25/25	111	110
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.633%	5/25/25	216	216
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.933%	7/25/25	329	329
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.933%	7/25/25	419	419
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C04	2.033%	4/25/28	475	473
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C04	2.133%	4/25/28	232	232

4,8	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.107%	11/25/36	230	196
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.735%	1/25/37	510	440
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	540	540
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	200	200
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	420	420
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	380	377
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	310	310
4,7	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	630	635
4,7	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	260	259
4,7	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	630	636
4,7	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	140	140
4,7	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	510	510
4,7	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	1,500	1,515
4	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	310	312
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	297
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	136
4,7	Ford Credit Auto Owner Trust 2016-1	2.310%	8/15/27	690	690
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	700	703
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	2,722	2,722
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	200
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	201
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	151
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	152
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	61
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	200	199
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	100	100
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.936%	2/15/21	130	129
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	1,680	1,675
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	273	274
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	1,850	1,871
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	92	90
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	489	489
4,6	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.436%	5/15/19	1,200	1,200
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	2,024
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,560	1,556
4,6	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.182%	4/22/19	900	902
4,6	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.082%	1/20/22	500	494

4,7	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	300	300
4	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	150	150
4	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	140	140
4	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	120	121
4	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	670	670
4	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	70	70
4	GM Financial Leasing Trust 2015-3	2.320%	11/20/19	90	89
4	GM Financial Leasing Trust 2015-3	2.980%	11/20/19	190	190
4	GM Financial Leasing Trust 2015-3	3.480%	8/20/20	190	187
4	GMACM Mortgage Loan Trust 2005-AR6	3.029%	11/19/35	88	81
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	1,450	1,447
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	250	247
4,7	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	1,695	1,698
4,6,7Golden Credit Card Trust 2015-1A		0.876%	2/15/20	1,200	1,196
4,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,354
4,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	527
4,7	Great America Leasing Receivables 2013-1	1.160%	5/15/18	212	212
4,7	Great America Leasing Receivables 2015-1	2.020%	6/21/21	120	120
4,7	GS Mortgage Securities Trust 2010-C2	5.185%	12/10/43	100	110
4,7	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	70	78
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	790	837
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	860	885
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	28
4	GS Mortgage Securities Trust 2012-GCJ7	5.723%	5/10/45	210	218
4	GS Mortgage Securities Trust 2013-GC13	4.035%	7/10/46	525	582
4,7	GS Mortgage Securities Trust 2013-GC13	4.068%	7/10/46	140	141
4	GS Mortgage Securities Trust 2013-GC14	3.955%	8/10/46	575	629
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	225	234
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	207
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	470	481
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	213
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,130
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	860	938
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	990	1,073
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	404
4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	270	290
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	330	338
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	350	375
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	170	176
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	530	551
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	370	396
4	GS Mortgage Securities Trust 2015-GC32	4.402%	7/10/48	155	164
4	GS Mortgage Securities Trust 2015-GC32	4.412%	7/10/48	70	70
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	940	985
4	GS Mortgage Securities Trust 2015-GC34	4.466%	10/10/48	310	329
4	GS Mortgage Securities Trust 2015-GC34	4.655%	10/10/48	310	314
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	641
4,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,330	1,342
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	1,500	1,473
4,7	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	400	400
4,7	Hertz Vehicle Financing LLC 2016-2	2.950%	3/25/22	1,060	1,061
4,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	380	380
4,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	395	395
4,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	180	180
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	770	770
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	521

4,7	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	200	200
4,7	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	250	249
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	370	371
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	500	501
4,7	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	375	378
4,7	Hyundai Auto Lease Securitization Trust
	2016-A	1.800%	12/16/19	380	381
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	200	200
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	250	253
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	151
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	132
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	201
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	142
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	250	249
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	91
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	213
4,6,7Hyundai Floorplan Master Owner Trust Series
	2013-1	1.086%	5/15/18	150	150
4,7	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	394	370
6	Illinois Student Assistance Commission Series
	2010-1	1.669%	4/25/22	301	301
4,6,7Invitation Homes 2014-SFR1 Trust		1.941%	6/17/31	730	710
4,6,7Invitation Homes 2014-SFR2 Trust		1.541%	9/17/31	288	280
4,6,7Invitation Homes 2014-SFR2 Trust		2.041%	9/17/31	220	212
4,6,7Invitation Homes 2015-SFR2 Trust		1.788%	6/17/32	196	190
4,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	350	359
4	John Deere Owner Trust 2015-B	1.780%	6/15/22	90	91
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.935%	4/17/45	304	304
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	113	116
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	926	961
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	787	805
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	638	661
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	120	129
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	75	77
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	70	75
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.558%	11/15/43	150	159
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.558%	11/15/43	170	177
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	440	459
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	625	694

4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	78
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.323%	8/15/46	100	115
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	420	450
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	440	455
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	104
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	710
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	156
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	980
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	340	373
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	299
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	30	33
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	300	333
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	443
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.926%	12/15/46	550	620
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.991%	12/15/46	270	282
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	115	115
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	345	356
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	420	452
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.025%	7/15/45	180	194
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	360	386
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	230	255
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	271	279
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	100	107
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	800	886
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	430	477
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.067%	11/15/45	340	368
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	485	539
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	750	826

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	300	329
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.811%	2/15/47	300	328
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.811%	2/15/47	150	156
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	220	233
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	300	321
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	960	1,015
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	580	611
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.559%	7/15/48	210	223
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	1,010	1,087
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	385	414
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	270	290
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	370	391
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	145	154
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	850	913
4,7	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	450	475
4,6,7Lanark Master Issuer plc 2013-1A		1.118%	12/22/54	270	269
4	LB-UBS Commercial Mortgage Trust 2006-C4	5.856%	6/15/38	74	74
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	506	510
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	235	237
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	576	588
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	735	765
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	316
4,7	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.421%	4/25/34	30	27
4,6	MBNA Credit Card Master Note Trust 2004-
	A3	0.696%	8/16/21	2,205	2,193
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	950	952
4	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.750%	12/15/21	520	524
4,6,7Mercedes-Benz Master Owner Trust 2015-B		0.816%	4/15/20	250	249
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.381%	2/25/33	50	48
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.777%	7/25/33	17	16
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	217	218
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	190	199
4,7	Miramax LLC 2014-1A	3.340%	7/20/26	89	90
4	ML-CFC Commercial Mortgage Trust 2006-2	5.945%	6/12/46	109	108
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	120	120
4,7	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	73	73
4,7	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	700	709

4,7	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	370	371
4,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	800	804
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	500	523
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	50	53
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	140	144
4,7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	815	828
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.081%	7/15/46	650	716
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	225	232
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	270	295
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.214%	8/15/46	1,080	1,195
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	190	203
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	200	219
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	130	134
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	60	61
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	595	616
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	450	494
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	450	489
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	575	631
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.896%	4/15/47	50	53
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	895	971
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	230	245
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.324%	6/15/47	300	318
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.757%	6/15/47	300	311
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	390	419
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	130	138
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	450	489
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	310	325
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	140	148
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	175	181

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	295	305
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	575	597
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	880	941
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	420	436
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	700	750
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	410	432
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	505	536
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	997	1,002
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	254	257
4	Morgan Stanley Capital I Trust 2007-IQ15	5.918%	6/11/49	724	736
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	1,054	1,096
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	399
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	63
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	405	421
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	717
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	624
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	760	792
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	610	656
4	Morgan Stanley Capital I Trust 2015-UBS8	4.592%	12/15/48	350	333
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.292%	6/25/36	207	181
7	National Australia Bank Ltd.	2.250%	3/16/21	520	525
4,6	Navient Student Loan Trust 2015-3	1.083%	6/26/56	560	524
4,6	New Mexico Educational Assistance
	Foundation 2013-1	1.138%	1/2/25	426	410
4	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	130	130
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	190	191
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	160	160
6	North Carolina State Education Assistance
	Authority 2011-1	1.519%	1/26/26	345	345
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	247
4,6,7PFS Financing Corp. 2014-AA		1.036%	2/15/19	100	100
4,6,7PFS Financing Corp. 2015-AA		1.056%	4/15/20	250	247
4,7	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	340	339
4,6,7Progress Residential 2015-SFR1 Trust		2.290%	2/17/32	20	20
4,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	180	179
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	620	627
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	232
4,6,7Resimac MBS Trust 2014-1A		1.332%	12/12/45	443	440
4,8	RFMSI Series 2006-SA2 Trust	3.689%	8/25/36	488	425
4,8	RFMSI Series 2006-SA3 Trust	3.890%	9/25/36	152	125
	Royal Bank of Canada	2.200%	9/23/19	700	711
	Royal Bank of Canada	2.100%	10/14/20	950	959
4	Royal Bank of Canada	1.875%	2/5/21	600	602
	Royal Bank of Canada	2.300%	3/22/21	545	545
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	600	601

4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	141	141
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	65	65
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	355	352
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	100	100
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	600	603
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	600	602
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	720	721
7	SBA Tower Trust	3.156%	10/15/20	450	450
4,6,7Silver Bay Realty 2014-1 Trust		1.441%	9/17/31	256	246
4,6,7Silver Bay Realty 2014-1 Trust		1.891%	9/17/31	160	154
4,6	SLM Student Loan Trust 2005-5	0.719%	4/25/25	878	867
4,6	SLM Student Loan Trust 2005-9	0.739%	1/27/25	313	312
4,7	SLM Student Loan Trust 2014-A	2.590%	1/15/26	100	101
4,7	SLMAPRVT Student Loan Trust 2013-1	2.500%	3/15/47	200	194
4,7	SLMAPRVT Student Loan Trust 2013-B	3.000%	5/16/44	300	293
4,7	SLMAPRVT Student Loan Trust 2013-C	3.500%	6/15/44	140	141
4,7	SLMAPRVT Student Loan Trust 2014-A	3.500%	11/15/44	100	100
4,6,7SLMPRVT Student Loan Trust 2011-A		1.436%	10/15/24	34	34
4,7	SLMPRVT Student Loan Trust 2011-A	4.370%	4/17/28	300	310
4,7	SLMPRVT Student Loan Trust 2011-B	3.740%	2/15/29	1,400	1,443
4,7	SLMPRVT Student Loan Trust 2011-C	4.540%	10/17/44	607	632
4,7	SLMPRVT Student Loan Trust 2012-B	3.480%	10/15/30	389	397
4,6,7SLMPRVT Student Loan Trust 2012-E		1.186%	10/16/23	132	131
4,6,7SLMPRVT Student Loan Trust 2013-1		1.486%	5/17/27	600	596
4,7	SLMPRVT Student Loan Trust 2013-B	1.850%	6/17/30	250	247
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	26	26
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	200	200
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	322	321
4,7	Sonic Capital LLC 2011-1A	5.438%	5/20/41	304	313
4,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	560	559
7	Stadshypotek AB	1.750%	4/9/20	873	870
4,6,7SWAY Residential 2014-1 Trust		1.741%	1/17/32	397	390
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	360	366
4	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	1,340	1,360
4,7	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	36	36
4,7	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	390	390
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	540	569
7	Toronto-Dominion Bank	1.950%	4/2/20	865	869
7	Toronto-Dominion Bank	2.250%	3/15/21	730	740
4,6,7Trade MAPS 1 Ltd. 2013-1A		1.142%	12/10/18	950	947
4,6,7Trade MAPS 1 Ltd. 2013-1A		1.692%	12/10/18	135	134
4,6,7Trade MAPS 1 Ltd. 2013-1A		2.692%	12/10/18	75	74
4,6,7Trafigura Securitisation Finance plc 2014-1A		1.386%	10/15/21	510	504
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	33
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	595	623
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	220	224
4,7	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	290	298

4,7	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	287
4,7	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	80	86
4,7	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	60	61
4,7	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	1,210	1,195
4,7	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	220	221
4,7	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	230	232
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	123	124
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	915	922
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	772	784
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.748%	1/25/33	11	11
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.417%	8/25/33	19	18
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.521%	9/25/33	23	23
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	705	728
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	42
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	200
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	755	834
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.298%	7/15/46	110	123
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	500	528
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,185
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	213
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	370
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	223
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	690	719
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	60	62
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	290	297
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	365	372
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	180	185
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	170	177
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	670	702
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	100	105

4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	830	880
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	270	265
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	750	777
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	420	446
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	350	366
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.496%	9/15/58	240	236
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	790	844
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	275	291
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.539%	9/15/58	80	86
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.539%	9/15/58	195	190
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	190	201
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	600	644
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	640	674
4,8	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.743%	10/25/36	394	358
4,7	Wendys Funding LLC 2015-1	3.371%	6/15/45	279	274
4,7	Wendys Funding LLC 2015-1	4.080%	6/15/45	398	389
7	Westpac Banking Corp.	2.000%	3/3/20	960	966
7	Westpac Banking Corp.	2.250%	11/9/20	615	623
7	Westpac Banking Corp.	2.100%	2/25/21	580	582
4,7	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	960	1,021
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	270	296
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	265	273
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	270	288
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	146
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	100	104
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	570	591
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	73
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	51
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	480	512
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	65	72
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	350	391
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	85	90
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	230	252
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	160	171

4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	605	666
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.668%	12/15/46	140	154
4	WFRBS Commercial Mortgage Trust 2014-
	C14	3.766%	3/15/47	30	32
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	480	528
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	503	535
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	925	1,007
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	280	297
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	90	84
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	735	781
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	170	182
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	300	299
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	290	315
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	375	400
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	35	37
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	760	827
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	470	470
4,6	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.916%	2/15/22	510	507
4	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	155	155
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $272,340)					275,224
Corporate Bonds (58.3%)
Finance (26.7%)
	Banking (21.6%)
	Abbey National Treasury Services plc	4.000%	4/27/16	845	847
	Abbey National Treasury Services plc	1.375%	3/13/17	2,245	2,247
	Abbey National Treasury Services plc	1.650%	9/29/17	125	125
	Abbey National Treasury Services plc	3.050%	8/23/18	1,130	1,162
	Abbey National Treasury Services plc	2.000%	8/24/18	386	387
	Abbey National Treasury Services plc	2.500%	3/14/19	1,305	1,318
	Abbey National Treasury Services plc	2.350%	9/10/19	1,599	1,605
	Abbey National Treasury Services plc	2.375%	3/16/20	160	160
7	ABN AMRO Bank NV	1.800%	6/4/18	675	674
7	ABN AMRO Bank NV	2.450%	6/4/20	248	250
	American Express Centurion Bank	6.000%	9/13/17	1,650	1,753
	American Express Co.	6.150%	8/28/17	490	522
	American Express Co.	7.000%	3/19/18	535	587
	American Express Credit Corp.	2.800%	9/19/16	1,480	1,493
	American Express Credit Corp.	2.375%	3/24/17	790	800
	American Express Credit Corp.	1.550%	9/22/17	280	281
	American Express Credit Corp.	1.875%	11/5/18	899	904

American Express Credit Corp.	2.125%	3/18/19	236	238
American Express Credit Corp.	2.250%	8/15/19	602	608
American Express Credit Corp.	2.375%	5/26/20	800	809
American Express Credit Corp.	2.600%	9/14/20	458	468
7 ANZ New Zealand Int'l Ltd.	2.750%	2/3/21	350	355
7 ANZ New Zealand International Ltd.	1.750%	3/29/18	695	696
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	350	353
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	400	397
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	790	796
7 Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	730	742
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	450	454
Bank of America Corp.	6.050%	5/16/16	810	815
Bank of America Corp.	6.500%	8/1/16	1,790	1,821
Bank of America Corp.	5.420%	3/15/17	485	502
Bank of America Corp.	5.700%	5/2/17	162	168
Bank of America Corp.	6.400%	8/28/17	391	415
Bank of America Corp.	6.000%	9/1/17	1,040	1,098
Bank of America Corp.	2.000%	1/11/18	783	786
Bank of America Corp.	6.875%	4/25/18	1,077	1,183
Bank of America Corp.	5.650%	5/1/18	391	420
Bank of America Corp.	1.950%	5/12/18	700	700
Bank of America Corp.	6.500%	7/15/18	200	220
Bank of America Corp.	2.600%	1/15/19	3,335	3,387
Bank of America Corp.	2.625%	10/19/20	430	433
Bank of America NA	1.125%	11/14/16	1,900	1,904
Bank of America NA	1.250%	2/14/17	500	501
Bank of America NA	5.300%	3/15/17	240	248
Bank of America NA	6.100%	6/15/17	160	168
Bank of America NA	1.650%	3/26/18	1,685	1,682
Bank of America NA	1.750%	6/5/18	1,160	1,160
Bank of Montreal	1.300%	7/14/17	450	451
Bank of Montreal	1.400%	9/11/17	510	512
Bank of Montreal	1.450%	4/9/18	250	250
Bank of Montreal	1.400%	4/10/18	745	746
Bank of Montreal	1.800%	7/31/18	125	126
Bank of New York Mellon Corp.	2.300%	7/28/16	290	292
Bank of New York Mellon Corp.	2.400%	1/17/17	710	718
Bank of New York Mellon Corp.	1.969%	6/20/17	200	202
Bank of New York Mellon Corp.	2.100%	1/15/19	81	83
Bank of New York Mellon Corp.	2.200%	5/15/19	1,060	1,075
Bank of New York Mellon Corp.	2.300%	9/11/19	710	727
Bank of New York Mellon Corp.	2.150%	2/24/20	500	504
Bank of New York Mellon Corp.	2.600%	8/17/20	461	473
Bank of New York Mellon Corp.	2.450%	11/27/20	425	434
Bank of Nova Scotia	1.375%	7/15/16	960	962
Bank of Nova Scotia	2.550%	1/12/17	2,187	2,213
Bank of Nova Scotia	1.250%	4/11/17	235	236
Bank of Nova Scotia	1.375%	12/18/17	720	720
Bank of Nova Scotia	1.450%	4/25/18	425	425
Bank of Nova Scotia	1.700%	6/11/18	760	764
Bank of Nova Scotia	2.050%	10/30/18	1,170	1,181
Bank of Nova Scotia	2.050%	6/5/19	220	221
Bank of Nova Scotia	2.350%	10/21/20	650	661
Bank of Nova Scotia	2.450%	3/22/21	1,110	1,119
Bank of Nova Scotia	4.500%	12/16/25	950	951
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	800	804
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	250	251

7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	925	926
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	692	708
7	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,260	1,285
	Barclays Bank plc	5.000%	9/22/16	405	412
	Barclays plc	2.750%	11/8/19	685	684
	BB&T Corp.	2.150%	3/22/17	1,590	1,606
	BB&T Corp.	4.900%	6/30/17	250	260
	BB&T Corp.	1.600%	8/15/17	180	180
	BB&T Corp.	2.050%	6/19/18	430	436
	BB&T Corp.	2.450%	1/15/20	585	595
	Bear Stearns Cos. LLC	5.550%	1/22/17	550	568
	Bear Stearns Cos. LLC	6.400%	10/2/17	945	1,011
	Bear Stearns Cos. LLC	7.250%	2/1/18	710	780
	BNP Paribas SA	1.375%	3/17/17	1,100	1,102
	BNP Paribas SA	2.375%	9/14/17	801	811
	BNP Paribas SA	2.700%	8/20/18	1,898	1,945
	BPCE SA	1.625%	2/10/17	257	258
	BPCE SA	1.613%	7/25/17	396	396
9	BPCE SA	4.500%	4/17/18	200	156
	BPCE SA	2.500%	12/10/18	1,815	1,847
9	BPCE SA	3.500%	4/24/20	600	453
	BPCE SA	2.650%	2/3/21	400	406
	Branch Banking & Trust Co.	5.625%	9/15/16	240	245
	Branch Banking & Trust Co.	1.000%	4/3/17	600	599
	Branch Banking & Trust Co.	1.350%	10/1/17	720	721
7	Caisse Centrale Desjardins	1.750%	1/29/18	1,630	1,624
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	630	631
	Capital One Bank USA NA	1.150%	11/21/16	280	280
	Capital One Bank USA NA	1.200%	2/13/17	250	250
	Capital One Bank USA NA	2.150%	11/21/18	350	350
	Capital One Bank USA NA	2.250%	2/13/19	580	578
	Capital One Bank USA NA	2.300%	6/5/19	540	537
	Capital One Financial Corp.	6.150%	9/1/16	105	107
	Capital One Financial Corp.	2.450%	4/24/19	611	615
	Capital One NA	1.500%	9/5/17	430	428
	Capital One NA	1.650%	2/5/18	700	695
	Capital One NA	1.500%	3/22/18	1,405	1,383
	Citigroup Inc.	1.350%	3/10/17	384	384
	Citigroup Inc.	1.850%	11/24/17	1,450	1,454
	Citigroup Inc.	1.800%	2/5/18	860	859
	Citigroup Inc.	1.700%	4/27/18	1,990	1,983
	Citigroup Inc.	1.750%	5/1/18	1,302	1,302
	Citigroup Inc.	2.150%	7/30/18	118	119
	Citigroup Inc.	2.500%	9/26/18	1,275	1,294
	Citigroup Inc.	2.550%	4/8/19	1,051	1,067
	Citigroup Inc.	2.500%	7/29/19	540	547
	Citigroup Inc.	3.700%	1/12/26	430	441
	Citigroup Inc.	4.600%	3/9/26	235	240
4,7,10 Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Commonwealth Bank of Australia	1.125%	3/13/17	250	250
	Commonwealth Bank of Australia	1.400%	9/8/17	1,300	1,305
	Commonwealth Bank of Australia	1.900%	9/18/17	470	474
	Commonwealth Bank of Australia	1.625%	3/12/18	555	557
	Commonwealth Bank of Australia	2.500%	9/20/18	1,120	1,142
	Commonwealth Bank of Australia	1.750%	11/2/18	546	547
	Commonwealth Bank of Australia	2.250%	3/13/19	1,385	1,402
	Commonwealth Bank of Australia	2.300%	9/6/19	1,105	1,119

	Commonwealth Bank of Australia	2.300%	3/12/20	510	515
	Commonwealth Bank of Australia	2.400%	11/2/20	680	687
	Commonwealth Bank of Australia	2.550%	3/15/21	1,080	1,096
7	Commonwealth Bank of Australia	4.500%	12/9/25	995	1,003
	Cooperatieve Rabobank UA	1.700%	3/19/18	860	865
9	Cooperatieve Rabobank UA	7.250%	4/20/18	250	207
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,270	2,304
	Cooperatieve Rabobank UA	2.250%	1/14/20	625	630
	Cooperatieve Rabobank UA	4.500%	1/11/21	774	851
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,000	1,011
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	263
11	Cooperatieve Rabobank UA	4.625%	5/23/29	100	148
	Countrywide Financial Corp.	6.250%	5/15/16	945	950
	Credit Suisse	1.375%	5/26/17	1,205	1,202
	Credit Suisse	1.750%	1/29/18	965	967
	Credit Suisse	1.700%	4/27/18	1,405	1,400
	Credit Suisse	2.300%	5/28/19	1,685	1,700
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	345	341
7	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	585	583
7	Danske Bank A/S	3.875%	4/14/16	825	826
7	Danske Bank A/S	2.750%	9/17/20	812	824
7	Danske Bank A/S	2.800%	3/10/21	1,026	1,040
	Deutsche Bank AG	1.875%	2/13/18	345	343
	Deutsche Bank AG	2.500%	2/13/19	265	269
	Deutsche Bank AG	2.950%	8/20/20	213	212
	Deutsche Bank AG	3.125%	1/13/21	65	65
	Discover Bank	2.600%	11/13/18	588	592
	Discover Bank	3.100%	6/4/20	580	584
	Fifth Third Bank	2.150%	8/20/18	778	785
	Fifth Third Bank	2.300%	3/15/19	670	676
	Fifth Third Bank	2.375%	4/25/19	614	621
	Fifth Third Bank	3.850%	3/15/26	200	205
	First Republic Bank	2.375%	6/17/19	1,185	1,184
	Goldman Sachs Group Inc.	5.625%	1/15/17	885	913
11	Goldman Sachs Group Inc.	6.125%	5/14/17	892	1,339
	Goldman Sachs Group Inc.	6.250%	9/1/17	1,813	1,927
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,670	2,863
	Goldman Sachs Group Inc.	2.375%	1/22/18	2,020	2,047
	Goldman Sachs Group Inc.	6.150%	4/1/18	862	933
	Goldman Sachs Group Inc.	2.900%	7/19/18	1,960	2,007
9	Goldman Sachs Group Inc.	5.000%	8/8/18	240	189
	Goldman Sachs Group Inc.	2.625%	1/31/19	1,550	1,580
	Goldman Sachs Group Inc.	2.550%	10/23/19	640	650
	Goldman Sachs Group Inc.	5.375%	3/15/20	501	556
	Goldman Sachs Group Inc.	2.750%	9/15/20	1,703	1,726
	Goldman Sachs Group Inc.	2.875%	2/25/21	485	494
	Goldman Sachs Group Inc.	5.750%	1/24/22	927	1,069
	Goldman Sachs Group Inc.	3.625%	1/22/23	243	251
	Goldman Sachs Group Inc.	3.750%	2/25/26	620	635
7	HSBC Bank plc	1.500%	5/15/18	535	532
	HSBC Bank USA NA	6.000%	8/9/17	290	305
	HSBC Holdings plc	3.400%	3/8/21	1,610	1,643
	HSBC Holdings plc	4.300%	3/8/26	200	206
	HSBC USA Inc.	1.625%	1/16/18	1,355	1,352
	HSBC USA Inc.	2.625%	9/24/18	865	877
	HSBC USA Inc.	2.250%	6/23/19	730	732
	HSBC USA Inc.	2.375%	11/13/19	1,170	1,175

	HSBC USA Inc.	2.350%	3/5/20	1,231	1,215
	HSBC USA Inc.	2.750%	8/7/20	1,021	1,023
	Huntington Bancshares Inc.	2.600%	8/2/18	810	817
	Huntington Bancshares Inc.	3.150%	3/14/21	659	669
	Huntington National Bank	2.000%	6/30/18	1,280	1,280
	Huntington National Bank	2.200%	11/6/18	525	527
	Huntington National Bank	2.875%	8/20/20	819	822
7	ING Bank NV	1.800%	3/16/18	203	204
7	ING Bank NV	2.450%	3/16/20	925	931
7	ING Bank NV	2.700%	8/17/20	93	95
7	ING Bank NV	2.750%	3/22/21	525	533
	Intesa Sanpaolo SPA	2.375%	1/13/17	417	419
	Intesa Sanpaolo SPA	3.875%	1/16/18	556	569
	JPMorgan Chase & Co.	1.350%	2/15/17	295	296
	JPMorgan Chase & Co.	2.000%	8/15/17	635	642
	JPMorgan Chase & Co.	1.800%	1/25/18	470	472
	JPMorgan Chase & Co.	1.700%	3/1/18	1,437	1,442
	JPMorgan Chase & Co.	1.625%	5/15/18	63	63
	JPMorgan Chase & Co.	2.350%	1/28/19	2,050	2,088
	JPMorgan Chase & Co.	2.200%	10/22/19	2,634	2,680
	JPMorgan Chase & Co.	2.250%	1/23/20	1,227	1,234
	JPMorgan Chase & Co.	2.750%	6/23/20	2,140	2,192
	JPMorgan Chase & Co.	4.250%	10/15/20	139	150
	JPMorgan Chase & Co.	2.550%	10/29/20	1,402	1,418
	JPMorgan Chase & Co.	2.550%	3/1/21	700	705
4	JPMorgan Chase & Co.	5.300%	12/29/49	340	339
	JPMorgan Chase Bank NA	5.875%	6/13/16	250	252
11	JPMorgan Chase Bank NA	5.375%	9/28/16	350	512
	JPMorgan Chase Bank NA	6.000%	7/5/17	215	227
	JPMorgan Chase Bank NA	6.000%	10/1/17	775	822
	KeyBank NA	1.650%	2/1/18	136	136
	KeyBank NA	1.700%	6/1/18	250	250
	KeyBank NA	2.350%	3/8/19	1,246	1,256
	Lloyds Bank plc	1.750%	5/14/18	268	268
	Lloyds Bank plc	2.000%	8/17/18	491	492
	Lloyds Bank plc	2.300%	11/27/18	315	318
	Lloyds Bank plc	2.350%	9/5/19	430	434
	Lloyds Bank plc	2.400%	3/17/20	810	812
	Lloyds Banking Group plc	4.650%	3/24/26	830	821
7	Macquarie Bank Ltd.	1.600%	10/27/17	1,400	1,397
7	Macquarie Bank Ltd.	2.400%	1/21/20	865	863
7	Macquarie Bank Ltd.	2.850%	1/15/21	1,090	1,102
7	Macquarie Bank Ltd.	4.875%	6/10/25	500	502
7	Macquarie Bank Ltd.	3.900%	1/15/26	35	35
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	250	250
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	998
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	855	848
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	980
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	990	997
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	470	467
4	Manufacturers & Traders Trust Co.	5.629%	12/1/21	245	240
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,455	1,487
7	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	710	706
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	710	719
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	773
	Morgan Stanley	3.800%	4/29/16	925	927
	Morgan Stanley	5.750%	10/18/16	1,690	1,732

	Morgan Stanley	5.450%	1/9/17	640	661
	Morgan Stanley	5.550%	4/27/17	455	474
	Morgan Stanley	6.250%	8/28/17	335	356
	Morgan Stanley	5.950%	12/28/17	1,179	1,262
	Morgan Stanley	1.875%	1/5/18	1,495	1,500
	Morgan Stanley	6.625%	4/1/18	529	578
	Morgan Stanley	2.125%	4/25/18	740	745
	Morgan Stanley	2.500%	1/24/19	850	865
	Morgan Stanley	2.375%	7/23/19	908	917
	Morgan Stanley	5.625%	9/23/19	182	203
	Morgan Stanley	5.500%	1/26/20	364	406
	Morgan Stanley	2.650%	1/27/20	525	531
	Morgan Stanley	2.800%	6/16/20	436	444
12	Morgan Stanley	1.750%	3/11/24	800	911
	Morgan Stanley	3.875%	1/27/26	771	805
	MUFG Americas Holdings Corp.	1.625%	2/9/18	300	299
	MUFG Americas Holdings Corp.	2.250%	2/10/20	700	696
	MUFG Union Bank NA	5.950%	5/11/16	1,360	1,367
	MUFG Union Bank NA	3.000%	6/6/16	1,410	1,415
	MUFG Union Bank NA	2.125%	6/16/17	610	613
	MUFG Union Bank NA	2.625%	9/26/18	945	961
	MUFG Union Bank NA	2.250%	5/6/19	580	583
	National Australia Bank Ltd.	2.300%	7/25/18	500	507
	National Australia Bank Ltd.	2.000%	1/14/19	556	560
	National Australia Bank Ltd.	2.625%	1/14/21	605	618
	National Bank of Canada	2.100%	12/14/18	675	681
	National City Bank	5.250%	12/15/16	250	257
	National City Bank	5.800%	6/7/17	375	393
	National City Corp.	6.875%	5/15/19	190	213
7	Nationwide Building Society	2.350%	1/21/20	350	349
7	Nordea Bank AB	1.875%	9/17/18	400	401
7	Nordea Bank AB	2.500%	9/17/20	307	311
	PNC Bank NA	5.250%	1/15/17	665	686
	PNC Bank NA	1.125%	1/27/17	1,100	1,101
	PNC Bank NA	4.875%	9/21/17	565	591
	PNC Bank NA	1.500%	10/18/17	1,200	1,201
	PNC Bank NA	6.000%	12/7/17	115	122
	PNC Bank NA	1.500%	2/23/18	1,300	1,300
	PNC Bank NA	6.875%	4/1/18	100	110
	PNC Bank NA	1.600%	6/1/18	1,900	1,903
	PNC Bank NA	1.850%	7/20/18	740	746
	PNC Bank NA	1.800%	11/5/18	1,122	1,128
	PNC Bank NA	2.200%	1/28/19	1,185	1,203
	PNC Bank NA	2.250%	7/2/19	1,010	1,025
	PNC Bank NA	2.400%	10/18/19	1,791	1,829
	PNC Bank NA	2.300%	6/1/20	364	367
	PNC Bank NA	2.600%	7/21/20	450	460
	PNC Bank NA	2.450%	11/5/20	439	446
	PNC Funding Corp.	2.700%	9/19/16	983	990
	PNC Funding Corp.	5.625%	2/1/17	105	109
	PNC Funding Corp.	5.125%	2/8/20	180	199
	Regions Bank	7.500%	5/15/18	250	276
	Regions Financial Corp.	2.000%	5/15/18	650	646
	Royal Bank of Canada	2.875%	4/19/16	1,700	1,702
	Royal Bank of Canada	1.250%	6/16/17	480	481
	Royal Bank of Canada	1.400%	10/13/17	640	643
	Royal Bank of Canada	1.500%	1/16/18	95	95

	Royal Bank of Canada	2.200%	7/27/18	600	610
	Royal Bank of Canada	1.800%	7/30/18	439	441
	Royal Bank of Canada	2.000%	12/10/18	470	475
	Royal Bank of Canada	2.350%	10/30/20	652	661
	Royal Bank of Canada	2.500%	1/19/21	1,205	1,233
	Royal Bank of Canada	4.650%	1/27/26	285	291
	Royal Bank of Scotland Group plc	6.400%	10/21/19	205	230
	Santander Bank NA	8.750%	5/30/18	795	886
	Santander UK Group Holdings plc	3.125%	1/8/21	480	485
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	420	425
4	State Street Corp.	5.250%	12/29/49	340	344
	Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	380	379
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	832	848
	SunTrust Banks Inc.	3.500%	1/20/17	295	300
	SunTrust Banks Inc.	6.000%	9/11/17	205	217
	SunTrust Banks Inc.	2.900%	3/3/21	580	589
	Svenska Handelsbanken AB	2.500%	1/25/19	548	561
	Svenska Handelsbanken AB	2.400%	10/1/20	469	473
	Svenska Handelsbanken AB	2.450%	3/30/21	815	822
7	Swedbank AB	2.650%	3/10/21	827	838
	Synchrony Financial	3.000%	8/15/19	2,109	2,139
	Synchrony Financial	2.700%	2/3/20	912	904
	Synchrony Financial	3.750%	8/15/21	240	246
	Toronto-Dominion Bank	2.500%	7/14/16	509	512
	Toronto-Dominion Bank	1.625%	3/13/18	1,140	1,145
	Toronto-Dominion Bank	1.400%	4/30/18	680	679
	Toronto-Dominion Bank	1.750%	7/23/18	1,230	1,236
	Toronto-Dominion Bank	2.125%	7/2/19	1,560	1,581
	Toronto-Dominion Bank	2.250%	11/5/19	1,415	1,435
	Toronto-Dominion Bank	2.500%	12/14/20	715	730
	Toronto-Dominion Bank	2.125%	4/7/21	1,410	1,408
	UBS AG	1.800%	3/26/18	1,660	1,665
	UBS AG	2.375%	8/14/19	1,202	1,220
7	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	605	608
	US Bank NA	1.100%	1/30/17	183	183
	US Bank NA	1.375%	9/11/17	1,010	1,010
	US Bank NA	1.350%	1/26/18	502	503
	US Bank NA	2.125%	10/28/19	913	928
	Wachovia Corp.	5.750%	6/15/17	717	755
	Wachovia Corp.	5.750%	2/1/18	1,316	1,417
10	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.676%	6/15/16	1,230	1,238
	Wells Fargo & Co.	1.400%	9/8/17	887	889
	Wells Fargo & Co.	5.625%	12/11/17	480	514
	Wells Fargo & Co.	1.500%	1/16/18	980	985
9	Wells Fargo & Co.	4.250%	1/25/18	120	94
	Wells Fargo & Co.	2.150%	1/15/19	856	870
	Wells Fargo & Co.	2.125%	4/22/19	1,529	1,554
9	Wells Fargo & Co.	4.000%	8/8/19	100	78
	Wells Fargo & Co.	2.150%	1/30/20	1,815	1,831
	Wells Fargo & Co.	2.600%	7/22/20	1,475	1,510
	Wells Fargo & Co.	2.550%	12/7/20	1,328	1,352
	Wells Fargo Bank NA	6.000%	11/15/17	1,413	1,516
	Westpac Banking Corp.	1.050%	11/25/16	765	766
	Westpac Banking Corp.	1.200%	5/19/17	500	500
	Westpac Banking Corp.	2.000%	8/14/17	1,225	1,242

	Westpac Banking Corp.	1.500%	12/1/17	1,175	1,179
	Westpac Banking Corp.	1.600%	1/12/18	1,025	1,028
	Westpac Banking Corp.	1.550%	5/25/18	650	650
	Westpac Banking Corp.	2.250%	7/30/18	500	507
	Westpac Banking Corp.	1.950%	11/23/18	485	489
	Westpac Banking Corp.	2.250%	1/17/19	600	609
	Westpac Banking Corp.	4.875%	11/19/19	845	933
	Westpac Banking Corp.	2.300%	5/26/20	70	71
	Westpac Banking Corp.	2.600%	11/23/20	1,505	1,536

	Brokerage (0.5%)
	Charles Schwab Corp.	6.375%	9/1/17	140	150
	Charles Schwab Corp.	1.500%	3/10/18	465	468
	Franklin Resources Inc.	1.375%	9/15/17	380	381
	Jefferies Group LLC	5.125%	4/13/18	365	378
	Legg Mason Inc.	2.700%	7/15/19	140	141
10	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
	Nomura Holdings Inc.	2.000%	9/13/16	2,230	2,235
	Nomura Holdings Inc.	2.750%	3/19/19	620	628
	NYSE Euronext	2.000%	10/5/17	980	988
	Stifel Financial Corp.	3.500%	12/1/20	700	698
	TD Ameritrade Holding Corp.	2.950%	4/1/22	415	423

	Finance Companies (0.5%)
	Air Lease Corp.	5.625%	4/1/17	1,993	2,048
	Air Lease Corp.	3.375%	1/15/19	845	844
	Air Lease Corp.	3.750%	2/1/22	170	168
7	GE Capital International Funding Co.	2.342%	11/15/20	2,724	2,789
6	HSBC Finance Corp.	1.065%	6/1/16	425	425

	Insurance (2.5%)
	Aflac Inc.	2.400%	3/16/20	280	288
	Alleghany Corp.	5.625%	9/15/20	210	232
4,12 Allianz Finance II BV		5.750%	7/8/41	900	1,182
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	1,395	1,421
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	50	55
	Alterra Finance LLC	6.250%	9/30/20	235	267
	American Financial Group Inc.	9.875%	6/15/19	770	934
	American International Group Inc.	2.300%	7/16/19	142	143
	American International Group Inc.	3.300%	3/1/21	245	251
	American International Group Inc.	3.900%	4/1/26	95	95
	American International Group Inc.	3.875%	1/15/35	90	80
	Anthem Inc.	1.875%	1/15/18	465	467
4,12 Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	400	497
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	625	690
	Assurant Inc.	2.500%	3/15/18	700	701
12	AXA SA	5.250%	4/16/40	300	378
4,12 AXA SA		5.125%	7/4/43	300	393
4,12 AXA SA		3.875%	5/20/49	434	494
	AXIS Specialty Finance LLC	5.875%	6/1/20	300	327
	AXIS Specialty Finance plc	2.650%	4/1/19	350	353
	Berkshire Hathaway Finance Corp.	1.450%	3/7/18	255	257
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	654
	Berkshire Hathaway Finance Corp.	1.700%	3/15/19	700	710
	Berkshire Hathaway Inc.	2.200%	8/15/16	125	126
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	127

	Berkshire Hathaway Inc.	2.200%	3/15/21	375	382
	Berkshire Hathaway Inc.	2.750%	3/15/23	730	744
12	Berkshire Hathaway Inc.	1.300%	3/15/24	1,100	1,282
	Berkshire Hathaway Inc.	3.125%	3/15/26	340	349
	Chubb INA Holdings Inc.	2.300%	11/3/20	317	322
	Chubb INA Holdings Inc.	2.875%	11/3/22	390	403
	Chubb INA Holdings Inc.	3.350%	5/3/26	244	254
	CNA Financial Corp.	7.350%	11/15/19	100	115
	CNA Financial Corp.	4.500%	3/1/26	435	441
4,12 CNP Assurances		6.875%	9/30/41	100	130
4,11 CNP Assurances		7.375%	9/30/41	100	154
4,12 CNP Assurances		4.250%	6/5/45	100	110
4,12 CNP Assurances		4.500%	6/10/47	100	109
4,12 CNP Assurances		4.000%	11/29/49	400	427
	Manulife Financial Corp.	4.150%	3/4/26	360	368
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	127
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	340	343
7	MassMutual Global Funding II	2.000%	4/5/17	200	202
7	MassMutual Global Funding II	2.100%	8/2/18	300	304
7	MassMutual Global Funding II	2.500%	10/17/22	365	364
	MetLife Inc.	1.756%	12/15/17	300	302
	MetLife Inc.	6.817%	8/15/18	315	351
	MetLife Inc.	7.717%	2/15/19	220	255
4	MetLife Inc.	5.250%	12/29/49	165	158
7	Metropolitan Life Global Funding I	1.500%	1/10/18	650	651
9	Metropolitan Life Global Funding I	4.500%	10/10/18	940	742
7	Metropolitan Life Global Funding I	2.300%	4/10/19	275	280
7	Metropolitan Life Global Funding I	2.000%	4/14/20	470	468
7	New York Life Global Funding	1.950%	2/11/20	430	429
4,7	Nippon Life Insurance Co.	4.700%	1/20/46	340	354
	PartnerRe Finance A LLC	6.875%	6/1/18	520	569
7	Pricoa Global Funding I	2.550%	11/24/20	235	238
	Principal Financial Group Inc.	1.850%	11/15/17	400	401
7	Principal Life Global Funding II	2.200%	4/8/20	685	688
4	Progressive Corp.	6.700%	6/15/67	215	205
	Prudential Financial Inc.	3.000%	5/12/16	275	276
	Prudential Financial Inc.	7.375%	6/15/19	255	295
	Prudential Financial Inc.	2.350%	8/15/19	260	263
	Prudential Financial Inc.	4.500%	11/16/21	460	504
4	Prudential Financial Inc.	5.375%	5/15/45	290	286
	Reinsurance Group of America Inc.	5.625%	3/15/17	275	285
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	566
7	Reliance Standard Life Global Funding II	2.150%	10/15/18	680	681
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,259
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	430	426
7	Reliance Standard Life Global Funding II	3.050%	1/20/21	205	208
7	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	1,463	1,485
	Torchmark Corp.	9.250%	6/15/19	170	205
	Travelers Cos. Inc.	5.800%	5/15/18	55	60
	Travelers Cos. Inc.	5.900%	6/2/19	70	79
	Travelers Cos. Inc.	3.900%	11/1/20	105	114
	Trinity Acquisition plc	3.500%	9/15/21	290	295
	UnitedHealth Group Inc.	1.450%	7/17/17	660	664
	UnitedHealth Group Inc.	1.400%	12/15/17	290	292
	UnitedHealth Group Inc.	1.900%	7/16/18	720	731
	UnitedHealth Group Inc.	2.300%	12/15/19	235	238
	UnitedHealth Group Inc.	2.700%	7/15/20	350	364

	Unum Group	7.125%	9/30/16	325	334
12	Willow No.2 Ireland plc for Zurich Insurance
	Co. Ltd.	3.375%	6/27/22	100	130

	Real Estate Investment Trusts (1.6%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	714
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	2.000%	2/6/17	2,740	2,716
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	3.000%	2/6/19	505	495
	Boston Properties LP	3.700%	11/15/18	100	105
	Boston Properties LP	5.875%	10/15/19	781	874
	Brandywine Operating Partnership LP	5.700%	5/1/17	305	316
	Brandywine Operating Partnership LP	4.950%	4/15/18	475	495
	DDR Corp.	4.750%	4/15/18	725	757
	DDR Corp.	7.875%	9/1/20	170	204
	Digital Realty Trust LP	5.875%	2/1/20	470	523
	Digital Realty Trust LP	3.400%	10/1/20	706	722
	Digital Realty Trust LP	3.950%	7/1/22	840	861
	Digital Realty Trust LP	4.750%	10/1/25	165	168
	Duke Realty LP	5.950%	2/15/17	22	23
	Duke Realty LP	6.500%	1/15/18	75	81
	ERP Operating LP	5.750%	6/15/17	348	367
	ERP Operating LP	2.375%	7/1/19	125	126
	ERP Operating LP	4.750%	7/15/20	100	109
	Essex Portfolio LP	3.500%	4/1/25	356	356
	Federal Realty Investment Trust	2.550%	1/15/21	232	236
	HCP Inc.	6.700%	1/30/18	235	253
	HCP Inc.	2.625%	2/1/20	295	291
	HCP Inc.	5.375%	2/1/21	284	311
	HCP Inc.	4.000%	12/1/22	218	219
	Highwoods Realty LP	5.850%	3/15/17	105	109
	Kilroy Realty LP	4.800%	7/15/18	435	457
	Liberty Property LP	5.500%	12/15/16	655	671
	Liberty Property LP	4.750%	10/1/20	260	281
	Liberty Property LP	3.750%	4/1/25	85	85
	Omega Healthcare Investors Inc.	5.250%	1/15/26	1,089	1,107
12	Prologis LP	1.375%	5/13/21	361	414
	Realty Income Corp.	2.000%	1/31/18	130	131
	Realty Income Corp.	5.750%	1/15/21	95	108
	Regency Centers LP	5.875%	6/15/17	253	265
	Senior Housing Properties Trust	3.250%	5/1/19	850	847
	Simon Property Group LP	2.800%	1/30/17	547	553
	Simon Property Group LP	2.150%	9/15/17	40	41
	Simon Property Group LP	10.350%	4/1/19	250	309
	Simon Property Group LP	5.650%	2/1/20	386	436
	Simon Property Group LP	2.500%	9/1/20	269	274
	Simon Property Group LP	4.375%	3/1/21	175	193
	Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	560	560
	Weingarten Realty Investors	3.375%	10/15/22	218	217
	Weingarten Realty Investors	3.850%	6/1/25	151	148
	Welltower Inc.	4.700%	9/15/17	365	379
	Welltower Inc.	2.250%	3/15/18	385	387
	Welltower Inc.	4.125%	4/1/19	1,137	1,195
	Welltower Inc.	6.125%	4/15/20	350	396
	Welltower Inc.	4.000%	6/1/25	255	255
					355,176

Industrial (28.8%)
	Basic Industry (1.7%)
	Agrium Inc.	6.750%	1/15/19	922	1,023
	Air Products & Chemicals Inc.	1.200%	10/15/17	275	275
	Air Products & Chemicals Inc.	4.375%	8/21/19	170	185
	Airgas Inc.	2.950%	6/15/16	215	216
	Airgas Inc.	1.650%	2/15/18	555	555
	Airgas Inc.	2.375%	2/15/20	240	242
	Airgas Inc.	3.050%	8/1/20	300	307
	Albemarle Corp.	3.000%	12/1/19	120	120
12	BHP Billiton Finance Ltd.	6.375%	4/4/16	325	370
9	BHP Billiton Finance Ltd.	3.750%	10/18/17	340	262
9	BHP Billiton Finance Ltd.	3.000%	3/30/20	340	253
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	86	86
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,720	1,724
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	768	796
	BHP Billiton Finance USA Ltd.	2.050%	9/30/18	335	335
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	878	988
	CF Industries Inc.	6.875%	5/1/18	935	1,012
	Dow Chemical Co.	8.550%	5/15/19	1,310	1,558
	Eastman Chemical Co.	2.400%	6/1/17	303	306
	Ecolab Inc.	3.000%	12/8/16	80	81
	EI du Pont de Nemours & Co.	6.000%	7/15/18	658	725
	EI du Pont de Nemours & Co.	4.625%	1/15/20	270	296
	Goldcorp Inc.	2.125%	3/15/18	360	354
12	LYB International Finance II BV	1.875%	3/2/22	1,183	1,367
	LyondellBasell Industries NV	5.000%	4/15/19	755	806
	Monsanto Co.	1.150%	6/30/17	230	229
	Monsanto Co.	5.125%	4/15/18	535	572
	Monsanto Co.	1.850%	11/15/18	75	75
	Monsanto Co.	2.125%	7/15/19	950	959
	Monsanto Co.	2.750%	7/15/21	255	261
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	693	707
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	120	135
	PPG Industries Inc.	2.300%	11/15/19	715	725
12	PPG Industries Inc.	0.875%	3/13/22	263	300
	Praxair Inc.	4.500%	8/15/19	710	775
	Praxair Inc.	4.050%	3/15/21	65	71
	Praxair Inc.	3.000%	9/1/21	125	131
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	650	708
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	120	142
	Rio Tinto Finance USA plc	2.000%	3/22/17	1,000	996
	Rio Tinto Finance USA plc	1.625%	8/21/17	1,200	1,193

	Capital Goods (3.1%)
7	ABB Treasury Center USA Inc.	2.500%	6/15/16	350	351
	Boeing Capital Corp.	2.900%	8/15/18	475	494
	Boeing Capital Corp.	4.700%	10/27/19	965	1,068
	Boeing Co.	6.000%	3/15/19	315	358
	Boeing Co.	1.650%	10/30/20	325	325
	Boeing Co.	2.350%	10/30/21	215	221
	Caterpillar Financial Services Corp.	5.450%	4/15/18	1,095	1,189
	Caterpillar Financial Services Corp.	7.050%	10/1/18	145	164
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,010	1,157
	Caterpillar Inc.	7.900%	12/15/18	1,460	1,703
	Crane Co.	2.750%	12/15/18	385	390
	Danaher Corp.	1.650%	9/15/18	400	406

	Danaher Corp.	5.400%	3/1/19	520	575
	Danaher Corp.	2.400%	9/15/20	480	495
	Danaher Corp.	3.900%	6/23/21	525	574
12	DH Europe Finance SA	1.700%	1/4/22	200	239
12	DH Europe Finance SA	2.500%	7/8/25	100	126
7	Embraer Overseas Ltd.	5.696%	9/16/23	263	250
	Exelis Inc.	5.550%	10/1/21	435	485
	General Electric Capital Corp.	2.900%	1/9/17	145	147
	General Electric Capital Corp.	2.450%	3/15/17	105	107
	General Electric Capital Corp.	5.625%	5/1/18	145	159
	General Electric Capital Corp.	6.000%	8/7/19	161	185
	General Electric Capital Corp.	2.200%	1/9/20	541	557
	General Electric Capital Corp.	5.550%	5/4/20	1,357	1,560
	General Electric Capital Corp.	4.625%	1/7/21	725	820
	General Electric Capital Corp.	5.300%	2/11/21	163	189
	General Electric Co.	5.250%	12/6/17	3,115	3,339
	Harris Corp.	1.999%	4/27/18	470	469
	Harris Corp.	2.700%	4/27/20	170	170
	Honeywell International Inc.	5.300%	3/1/18	873	944
	Honeywell International Inc.	5.000%	2/15/19	1,008	1,114
12	Honeywell International Inc.	0.650%	2/21/20	600	688
12	Honeywell International Inc.	1.300%	2/22/23	1,000	1,158
	Illinois Tool Works Inc.	3.375%	9/15/21	425	454
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	235	259
	John Deere Capital Corp.	5.350%	4/3/18	655	707
	John Deere Capital Corp.	5.750%	9/10/18	680	753
	John Deere Capital Corp.	2.375%	7/14/20	1,245	1,268
	John Deere Capital Corp.	2.450%	9/11/20	1,075	1,100
	John Deere Capital Corp.	2.550%	1/8/21	360	368
	John Deere Capital Corp.	2.800%	3/4/21	815	840
	John Deere Capital Corp.	3.900%	7/12/21	240	261
9	John Deere Financial Ltd.	3.500%	12/18/19	890	688
	L-3 Communications Corp.	3.950%	11/15/16	405	410
	L-3 Communications Corp.	1.500%	5/28/17	235	233
	L-3 Communications Corp.	5.200%	10/15/19	360	384
	Lockheed Martin Corp.	1.850%	11/23/18	365	369
	Lockheed Martin Corp.	2.500%	11/23/20	730	747
	Lockheed Martin Corp.	3.350%	9/15/21	730	773
12	Mohawk Industries Inc.	2.000%	1/14/22	288	333
	Raytheon Co.	6.750%	3/15/18	495	548
	Raytheon Co.	6.400%	12/15/18	1,970	2,233
	Raytheon Co.	4.400%	2/15/20	55	61
	Raytheon Co.	3.125%	10/15/20	222	237
	Rockwell Automation Inc.	5.650%	12/1/17	115	123
	Roper Technologies Inc.	1.850%	11/15/17	520	521
	Roper Technologies Inc.	2.050%	10/1/18	235	237
7	Siemens Financieringsmaatschappij NV	1.450%	5/25/18	935	938
7	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	830	863
	United Rentals North America Inc.	4.625%	7/15/23	340	338
	United Technologies Corp.	5.375%	12/15/17	691	741
	United Technologies Corp.	6.125%	2/1/19	810	911
12	United Technologies Corp.	1.125%	12/15/21	400	464
12	United Technologies Corp.	1.250%	5/22/23	100	116
12	Xylem Inc.	2.250%	3/11/23	425	501

	Communication (3.3%)
	21st Century Fox America Inc.	7.250%	5/18/18	175	194

	21st Century Fox America Inc.	6.900%	3/1/19	160	182
	21st Century Fox America Inc.	4.500%	2/15/21	150	165
	America Movil SAB de CV	2.375%	9/8/16	460	462
	America Movil SAB de CV	5.625%	11/15/17	555	589
12	America Movil SAB de CV	1.000%	6/4/18	400	460
	America Movil SAB de CV	5.000%	10/16/19	400	440
	America Movil SAB de CV	5.000%	3/30/20	1,845	2,042
	American Tower Corp.	4.500%	1/15/18	710	741
	American Tower Corp.	3.400%	2/15/19	680	698
	American Tower Corp.	2.800%	6/1/20	700	702
	American Tower Corp.	3.300%	2/15/21	500	509
	AT&T Inc.	2.400%	8/15/16	35	35
	AT&T Inc.	2.400%	3/15/17	395	400
11	AT&T Inc.	5.875%	4/28/17	700	1,054
	AT&T Inc.	1.700%	6/1/17	275	277
	AT&T Inc.	1.400%	12/1/17	600	601
	AT&T Inc.	1.750%	1/15/18	835	838
	AT&T Inc.	5.500%	2/1/18	309	331
	AT&T Inc.	5.600%	5/15/18	175	190
	AT&T Inc.	5.800%	2/15/19	1,080	1,202
	AT&T Inc.	5.875%	10/1/19	1,370	1,528
	AT&T Inc.	5.200%	3/15/20	895	994
	AT&T Inc.	2.450%	6/30/20	500	506
	AT&T Inc.	4.600%	2/15/21	100	110
	British Telecommunications plc	2.350%	2/14/19	215	219
	CBS Corp.	4.625%	5/15/18	60	63
	CBS Corp.	2.300%	8/15/19	20	20
	Comcast Cable Communications LLC	8.875%	5/1/17	375	406
	Comcast Corp.	6.500%	1/15/17	750	783
	Comcast Corp.	6.300%	11/15/17	270	293
	Comcast Corp.	5.875%	2/15/18	410	445
	Comcast Corp.	5.700%	5/15/18	510	558
	Comcast Corp.	5.700%	7/1/19	1,275	1,447
	Crown Castle International Corp.	3.400%	2/15/21	600	608
7	Deutsche Telekom International Finance BV	3.125%	4/11/16	490	490
7	Deutsche Telekom International Finance BV	2.250%	3/6/17	200	202
	Deutsche Telekom International Finance BV	6.750%	8/20/18	275	308
	Deutsche Telekom International Finance BV	6.000%	7/8/19	350	392
	Electronic Arts Inc.	3.700%	3/1/21	350	364
	Embarq Corp.	7.082%	6/1/16	450	453
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	78	78
7	KT Corp.	1.750%	4/22/17	815	817
	McGraw Hill Financial Inc.	3.300%	8/14/20	435	452
	Moody's Corp.	2.750%	7/15/19	1,400	1,436
	Moody's Corp.	5.500%	9/1/20	150	168
	NBCUniversal Media LLC	5.150%	4/30/20	610	693
	Omnicom Group Inc.	5.900%	4/15/16	850	851
	Omnicom Group Inc.	6.250%	7/15/19	125	141
	Omnicom Group Inc.	4.450%	8/15/20	360	393
	Orange SA	2.750%	9/14/16	540	544
	Orange SA	2.750%	2/6/19	720	742
	Qwest Corp.	6.500%	6/1/17	185	194
7	SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,278
7	Sky plc	2.625%	9/16/19	300	303
	Telefonica Emisiones SAU	6.421%	6/20/16	305	308
	Telefonica Emisiones SAU	6.221%	7/3/17	380	402
9	Telstra Corp. Ltd.	4.500%	11/13/18	590	468

Thomson Reuters Corp.	0.875%	5/23/16	400	400
Thomson Reuters Corp.	1.300%	2/23/17	320	319
Thomson Reuters Corp.	6.500%	7/15/18	730	805
Time Warner Cable Inc.	5.850%	5/1/17	800	835
Time Warner Cable Inc.	8.750%	2/14/19	395	463
Time Warner Cable Inc.	8.250%	4/1/19	555	646
Verizon Communications Inc.	1.350%	6/9/17	350	351
Verizon Communications Inc.	5.500%	2/15/18	25	27
Verizon Communications Inc.	6.100%	4/15/18	380	415
Verizon Communications Inc.	3.650%	9/14/18	1,525	1,606
Verizon Communications Inc.	6.350%	4/1/19	550	624
Verizon Communications Inc.	2.625%	2/21/20	1,170	1,203
Verizon Communications Inc.	4.500%	9/15/20	2,320	2,563
Verizon Communications Inc.	4.600%	4/1/21	200	222
Viacom Inc.	6.250%	4/30/16	110	110
Viacom Inc.	2.500%	12/15/16	120	120
Viacom Inc.	6.125%	10/5/17	255	269
Viacom Inc.	2.500%	9/1/18	236	238
Viacom Inc.	5.625%	9/15/19	75	82
Vodafone Group plc	1.250%	9/26/17	305	304
Vodafone Group plc	5.450%	6/10/19	100	110
Vodafone Group plc	2.950%	2/19/23	300	299
Walt Disney Co.	2.300%	2/12/21	350	361

Consumer Cyclical (4.8%)
Alibaba Group Holding Ltd.	1.625%	11/28/17	905	904
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,630	1,646
Amazon.com Inc.	2.600%	12/5/19	225	234
American Honda Finance Corp.	1.125%	10/7/16	470	471
American Honda Finance Corp.	0.950%	5/5/17	380	380
American Honda Finance Corp.	1.600%	7/13/18	255	257
American Honda Finance Corp.	2.125%	10/10/18	1,005	1,023
American Honda Finance Corp.	1.700%	2/22/19	420	424
American Honda Finance Corp.	2.250%	8/15/19	1,000	1,022
American Honda Finance Corp.	2.450%	9/24/20	415	427
Automatic Data Processing Inc.	2.250%	9/15/20	505	520
AutoNation Inc.	3.350%	1/15/21	125	127
AutoZone Inc.	7.125%	8/1/18	480	536
Block Financial LLC	4.125%	10/1/20	720	746
Brinker International Inc.	2.600%	5/15/18	105	106
Costco Wholesale Corp.	5.500%	3/15/17	140	146
Costco Wholesale Corp.	1.750%	2/15/20	350	354
CVS Health Corp.	1.900%	7/20/18	585	594
CVS Health Corp.	2.250%	12/5/18	600	615
CVS Health Corp.	2.800%	7/20/20	3,360	3,490
7 Daimler Finance North America LLC	2.950%	1/11/17	405	411
7 Daimler Finance North America LLC	1.125%	3/10/17	655	655
7 Daimler Finance North America LLC	2.400%	4/10/17	260	263
7 Daimler Finance North America LLC	1.375%	8/1/17	475	476
7 Daimler Finance North America LLC	1.650%	3/2/18	335	335
7 Daimler Finance North America LLC	1.650%	5/18/18	445	445
7 Daimler Finance North America LLC	2.375%	8/1/18	215	218
7 Daimler Finance North America LLC	2.250%	9/3/19	355	360
7 Daimler Finance North America LLC	2.450%	5/18/20	270	273
Delphi Automotive plc	3.150%	11/19/20	365	373
Dollar General Corp.	4.125%	7/15/17	305	315
Dollar General Corp.	1.875%	4/15/18	235	236

7	Experian Finance plc	2.375%	6/15/17	905	904
	Ford Motor Credit Co. LLC	4.250%	2/3/17	245	250
	Ford Motor Credit Co. LLC	3.000%	6/12/17	755	765
	Ford Motor Credit Co. LLC	6.625%	8/15/17	1,710	1,813
	Ford Motor Credit Co. LLC	2.145%	1/9/18	335	335
	Ford Motor Credit Co. LLC	2.375%	1/16/18	365	366
	Ford Motor Credit Co. LLC	5.000%	5/15/18	1,715	1,811
	Ford Motor Credit Co. LLC	2.240%	6/15/18	350	350
9	Ford Motor Credit Co. LLC	4.050%	12/10/18	1,434	1,102
	Ford Motor Credit Co. LLC	2.375%	3/12/19	115	116
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	321
	Ford Motor Credit Co. LLC	2.459%	3/27/20	465	462
	Ford Motor Credit Co. LLC	3.157%	8/4/20	340	347
	Ford Motor Credit Co. LLC	3.200%	1/15/21	335	342
	Ford Motor Credit Co. LLC	3.336%	3/18/21	970	999
	General Motors Co.	3.500%	10/2/18	885	906
	General Motors Financial Co. Inc.	2.625%	7/10/17	475	479
	General Motors Financial Co. Inc.	4.750%	8/15/17	25	26
	General Motors Financial Co. Inc.	3.250%	5/15/18	1,535	1,560
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,160	1,256
	General Motors Financial Co. Inc.	3.100%	1/15/19	130	132
	General Motors Financial Co. Inc.	3.500%	7/10/19	450	461
	General Motors Financial Co. Inc.	3.200%	7/13/20	935	926
	General Motors Financial Co. Inc.	3.700%	11/24/20	580	589
	General Motors Financial Co. Inc.	4.200%	3/1/21	485	500
7	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	415	421
7	Harley-Davidson Financial Services Inc.	1.550%	11/17/17	85	85
7	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	235	239
7	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	255	255
7	Harley-Davidson Funding Corp.	6.800%	6/15/18	90	99
	Home Depot Inc.	2.000%	6/15/19	475	487
	Home Depot Inc.	2.000%	4/1/21	460	465
7	Hyundai Capital America	4.000%	6/8/17	193	198
7	Kia Motors Corp.	3.625%	6/14/16	731	734
	Lowe's Cos. Inc.	1.625%	4/15/17	1,016	1,024
	Lowe's Cos. Inc.	6.100%	9/15/17	300	322
	Lowe's Cos. Inc.	4.625%	4/15/20	460	506
	Macy's Retail Holdings Inc.	5.900%	12/1/16	282	291
	Macy's Retail Holdings Inc.	7.450%	7/15/17	175	187
	Macy's Retail Holdings Inc.	3.450%	1/15/21	485	500
	Marriott International Inc.	6.375%	6/15/17	255	270
	Marriott International Inc.	3.000%	3/1/19	240	245
	MasterCard Inc.	2.000%	4/1/19	300	307
	McDonald's Corp.	2.100%	12/7/18	290	296
	McDonald's Corp.	2.750%	12/9/20	485	502
7	Nissan Motor Acceptance Corp.	2.000%	3/8/19	775	780
	Nordstrom Inc.	6.250%	1/15/18	264	285
	PACCAR Financial Corp.	1.600%	3/15/17	160	161
	PACCAR Financial Corp.	1.750%	8/14/18	160	161
	PACCAR Financial Corp.	2.200%	9/15/19	450	457
	PACCAR Financial Corp.	2.500%	8/14/20	70	72
12	Priceline Group Inc.	2.375%	9/23/24	615	716
12	Priceline Group Inc.	1.800%	3/3/27	200	211
	QVC Inc.	3.125%	4/1/19	230	231
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	156
	Starbucks Corp.	0.875%	12/5/16	100	100
	Starbucks Corp.	2.100%	2/4/21	310	316

	Target Corp.	2.300%	6/26/19	670	691
	TJX Cos. Inc.	6.950%	4/15/19	325	379
	TJX Cos. Inc.	2.750%	6/15/21	595	621
	Toyota Motor Credit Corp.	2.000%	9/15/16	86	87
	Toyota Motor Credit Corp.	2.050%	1/12/17	610	616
	Toyota Motor Credit Corp.	1.450%	1/12/18	650	653
	Toyota Motor Credit Corp.	1.550%	7/13/18	400	403
	Toyota Motor Credit Corp.	2.000%	10/24/18	490	498
	Toyota Motor Credit Corp.	2.100%	1/17/19	470	480
	Toyota Motor Credit Corp.	2.125%	7/18/19	985	1,006
	VF Corp.	5.950%	11/1/17	140	150
	Visa Inc.	1.200%	12/14/17	1,070	1,077
	Visa Inc.	2.200%	12/14/20	2,070	2,122
11	Volkswagen Financial Services NV	2.375%	11/13/18	88	127
7	Volkswagen Group of America Finance LLC	1.250%	5/23/17	815	810
7	Volkswagen Group of America Finance LLC	1.600%	11/20/17	200	197
7	Volkswagen Group of America Finance LLC	1.650%	5/22/18	200	197
7	Volkswagen Group of America Finance LLC	2.125%	5/23/19	290	287
	Wal-Mart Stores Inc.	0.600%	4/11/16	695	695
	Wal-Mart Stores Inc.	2.800%	4/15/16	605	605
	Wal-Mart Stores Inc.	5.375%	4/5/17	489	511
	Wal-Mart Stores Inc.	5.800%	2/15/18	565	616
	Wal-Mart Stores Inc.	1.125%	4/11/18	560	564
	Wal-Mart Stores Inc.	1.950%	12/15/18	210	215
	Wal-Mart Stores Inc.	3.625%	7/8/20	715	780
	Wal-Mart Stores Inc.	3.250%	10/25/20	457	495
11	Walgreens Boots Alliance Inc.	2.875%	11/20/20	181	263
7	Wesfarmers Ltd.	2.983%	5/18/16	1,150	1,153
7	Wesfarmers Ltd.	1.874%	3/20/18	425	425

	Consumer Noncyclical (6.1%)
	AbbVie Inc.	1.800%	5/14/18	3,140	3,175
	AbbVie Inc.	2.500%	5/14/20	2,270	2,312
	Actavis Funding SCS	1.850%	3/1/17	500	503
	Actavis Funding SCS	2.350%	3/12/18	1,000	1,010
	Actavis Funding SCS	2.450%	6/15/19	235	238
	Actavis Funding SCS	3.000%	3/12/20	2,575	2,648
	Actavis Inc.	1.875%	10/1/17	512	514
	Actavis Inc.	6.125%	8/15/19	235	263
	Agilent Technologies Inc.	6.500%	11/1/17	99	105
	Agilent Technologies Inc.	5.000%	7/15/20	565	626
	Allergan Inc.	5.750%	4/1/16	647	647
	Allergan Inc.	1.350%	3/15/18	200	199
	Altria Group Inc.	9.250%	8/6/19	1,714	2,118
	Altria Group Inc.	4.750%	5/5/21	465	527
	AmerisourceBergen Corp.	3.500%	11/15/21	300	317
	Amgen Inc.	5.850%	6/1/17	1,413	1,489
	Amgen Inc.	5.700%	2/1/19	185	206
	Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	128
	Anheuser-Busch Cos. LLC	5.600%	3/1/17	100	104
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	161
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	65	65
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	1,200	1,216
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	415	424
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	4,730	4,859
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	650	683
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	750	874

Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,150	1,298
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	100	101
AstraZeneca plc	2.375%	11/16/20	970	989
7 Baxalta Inc.	2.875%	6/23/20	1,505	1,505
7 Bayer US Finance LLC	1.500%	10/6/17	475	478
7 Bayer US Finance LLC	2.375%	10/8/19	1,425	1,463
Biogen Inc.	6.875%	3/1/18	120	132
Biogen Inc.	2.900%	9/15/20	2,255	2,322
Boston Scientific Corp.	2.650%	10/1/18	540	550
Boston Scientific Corp.	2.850%	5/15/20	400	407
Bottling Group LLC	5.500%	4/1/16	301	301
Bottling Group LLC	5.125%	1/15/19	100	111
Cardinal Health Inc.	1.900%	6/15/17	170	171
Cardinal Health Inc.	1.700%	3/15/18	495	497
7 Cargill Inc.	1.900%	3/1/17	655	660
7 Cargill Inc.	6.000%	11/27/17	300	322
7 Cargill Inc.	7.350%	3/6/19	500	576
7 Cargill Inc.	3.250%	11/15/21	250	261
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	102
Clorox Co.	5.950%	10/15/17	120	128
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	450	457
ConAgra Foods Inc.	5.819%	6/15/17	74	78
ConAgra Foods Inc.	1.900%	1/25/18	1,165	1,168
ConAgra Foods Inc.	2.100%	3/15/18	68	69
ConAgra Foods Inc.	7.000%	4/15/19	21	24
ConAgra Foods Inc.	4.950%	8/15/20	141	154
ConAgra Foods Inc.	3.200%	1/25/23	451	454
Constellation Brands Inc.	3.875%	11/15/19	250	262
Constellation Brands Inc.	3.750%	5/1/21	120	122
Constellation Brands Inc.	4.750%	12/1/25	85	88
Covidien International Finance SA	6.000%	10/15/17	1,218	1,308
CR Bard Inc.	1.375%	1/15/18	345	345
Diageo Capital plc	1.125%	4/29/18	170	171
Edwards Lifesciences Corp.	2.875%	10/15/18	600	614
Express Scripts Holding Co.	3.300%	2/25/21	300	308
General Mills Inc.	5.700%	2/15/17	219	228
General Mills Inc.	5.650%	2/15/19	300	334
Gilead Sciences Inc.	2.550%	9/1/20	1,400	1,442
Gilead Sciences Inc.	4.500%	4/1/21	410	458
Gilead Sciences Inc.	4.400%	12/1/21	820	915
Hershey Co.	1.600%	8/21/18	560	565
Ingredion Inc.	1.800%	9/25/17	144	144
JM Smucker Co.	1.750%	3/15/18	600	602
JM Smucker Co.	2.500%	3/15/20	330	334
Kellogg Co.	3.250%	4/1/26	250	256
Kraft Foods Group Inc.	2.250%	6/5/17	228	230
Kraft Foods Group Inc.	6.125%	8/23/18	291	321
Kroger Co.	1.200%	10/17/16	160	160
Kroger Co.	2.200%	1/15/17	185	186
Kroger Co.	6.800%	12/15/18	150	170
Kroger Co.	2.000%	1/15/19	300	304
Kroger Co.	2.300%	1/15/19	760	777
Kroger Co.	2.600%	2/1/21	450	463
Laboratory Corp. of America Holdings	2.625%	2/1/20	235	236
McCormick & Co. Inc.	3.900%	7/15/21	100	110
McKesson Corp.	5.700%	3/1/17	150	156
McKesson Corp.	2.284%	3/15/19	750	759

	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	514
	Medco Health Solutions Inc.	7.125%	3/15/18	805	885
	Medtronic Inc.	1.500%	3/15/18	675	682
	Medtronic Inc.	2.500%	3/15/20	1,940	2,010
	Medtronic Inc.	4.450%	3/15/20	200	222
	Medtronic Inc.	3.150%	3/15/22	500	529
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	180	201
	Mondelez International Inc.	2.250%	2/1/19	1,080	1,099
12	Mondelez International Inc.	1.000%	3/7/22	224	255
12	Mondelez International Inc.	1.625%	3/8/27	100	111
7	Mylan NV	3.000%	12/15/18	730	738
	Newell Brands Inc.	2.600%	3/29/19	500	507
	Newell Brands Inc.	3.150%	4/1/21	400	411
	Newell Brands Inc.	3.850%	4/1/23	500	518
	PepsiCo Inc.	5.000%	6/1/18	330	358
	PepsiCo Inc.	7.900%	11/1/18	320	373
	PepsiCo Inc.	2.250%	1/7/19	100	103
	PepsiCo Inc.	1.500%	2/22/19	245	248
	PepsiCo Inc.	4.500%	1/15/20	400	446
	PepsiCo Inc.	1.850%	4/30/20	1,150	1,174
	PepsiCo Inc.	2.150%	10/14/20	2,200	2,254
	Perrigo Co. plc	2.300%	11/8/18	355	353
	Pfizer Inc.	6.200%	3/15/19	1,290	1,467
	Pharmacia Corp.	6.500%	12/1/18	200	227
	Philip Morris International Inc.	2.500%	5/16/16	515	516
	Philip Morris International Inc.	1.125%	8/21/17	125	125
	Philip Morris International Inc.	5.650%	5/16/18	510	558
	Quest Diagnostics Inc.	2.700%	4/1/19	465	474
	Reynolds American Inc.	3.500%	8/4/16	335	337
	Reynolds American Inc.	8.125%	6/23/19	1,216	1,453
	Reynolds American Inc.	3.250%	6/12/20	383	401
7	Roche Holdings Inc.	2.250%	9/30/19	705	726
	Sanofi	1.250%	4/10/18	1,130	1,136
	St. Jude Medical Inc.	2.800%	9/15/20	500	509
	Stryker Corp.	1.300%	4/1/18	282	281
	Stryker Corp.	2.000%	3/8/19	500	505
	Stryker Corp.	2.625%	3/15/21	700	714
	Sysco Corp.	2.600%	10/1/20	450	459
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	870	876
	Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	357
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	400	403
	Tyson Foods Inc.	6.600%	4/1/16	978	978
	Tyson Foods Inc.	2.650%	8/15/19	1,755	1,803
	Tyson Foods Inc.	4.500%	6/15/22	250	275
	Whirlpool Corp.	6.500%	6/15/16	75	76
	Wyeth LLC	5.450%	4/1/17	80	84
	Zoetis Inc.	1.875%	2/1/18	35	35
	Zoetis Inc.	3.450%	11/13/20	290	298

	Energy (4.8%)
	Anadarko Petroleum Corp.	5.950%	9/15/16	865	880
	Anadarko Petroleum Corp.	6.375%	9/15/17	333	349
	Anadarko Petroleum Corp.	4.850%	3/15/21	550	558
	Anadarko Petroleum Corp.	3.450%	7/15/24	200	178
	Anadarko Petroleum Corp.	6.600%	3/15/46	200	204
	BP Capital Markets plc	2.248%	11/1/16	735	739
	BP Capital Markets plc	1.846%	5/5/17	725	728

BP Capital Markets plc	1.375%	11/6/17	550	547
BP Capital Markets plc	1.375%	5/10/18	2,025	2,013
BP Capital Markets plc	2.241%	9/26/18	705	712
9 BP Capital Markets plc	4.750%	11/15/18	550	434
BP Capital Markets plc	4.750%	3/10/19	730	788
BP Capital Markets plc	2.237%	5/10/19	500	506
BP Capital Markets plc	2.315%	2/13/20	1,350	1,363
BP Capital Markets plc	4.500%	10/1/20	600	657
Canadian Natural Resources Ltd.	1.750%	1/15/18	250	244
Cenovus Energy Inc.	5.700%	10/15/19	579	580
Chevron Corp.	1.345%	11/15/17	435	438
Chevron Corp.	1.104%	12/5/17	300	300
Chevron Corp.	1.365%	3/2/18	875	878
Chevron Corp.	1.718%	6/24/18	1,160	1,172
Chevron Corp.	1.790%	11/16/18	1,700	1,722
Chevron Corp.	4.950%	3/3/19	700	768
Chevron Corp.	2.193%	11/15/19	200	204
Chevron Corp.	1.961%	3/3/20	1,095	1,110
Chevron Corp.	2.427%	6/24/20	600	613
Chevron Corp.	2.419%	11/17/20	1,500	1,541
ConocoPhillips	5.750%	2/1/19	350	380
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	780	797
ConocoPhillips Co.	2.200%	5/15/20	700	688
ConocoPhillips Co.	4.200%	3/15/21	1,550	1,619
ConocoPhillips Co.	2.875%	11/15/21	250	245
ConocoPhillips Co.	4.950%	3/15/26	250	260
Devon Energy Corp.	4.000%	7/15/21	470	417
Devon Energy Corp.	3.250%	5/15/22	300	254
Dominion Gas Holdings LLC	2.500%	12/15/19	500	508
Dominion Gas Holdings LLC	2.800%	11/15/20	300	306
Dominion Gas Holdings LLC	3.550%	11/1/23	300	305
El Paso Natural Gas Co. LLC	5.950%	4/15/17	250	257
Enable Midstream Partners LP	2.400%	5/15/19	230	200
Enbridge Energy Partners LP	4.375%	10/15/20	25	24
4 Enbridge Energy Partners LP	8.050%	10/1/77	30	21
Energy Transfer Partners LP	6.125%	2/15/17	515	528
Energy Transfer Partners LP	2.500%	6/15/18	450	435
Energy Transfer Partners LP	6.700%	7/1/18	990	1,039
Energy Transfer Partners LP	4.150%	10/1/20	1,221	1,182
Energy Transfer Partners LP	4.650%	6/1/21	545	527
Energy Transfer Partners LP	5.200%	2/1/22	195	185
Ensco plc	4.700%	3/15/21	220	153
Enterprise Products Operating LLC	1.650%	5/7/18	810	807
Enterprise Products Operating LLC	6.500%	1/31/19	25	28
Enterprise Products Operating LLC	2.550%	10/15/19	70	70
Enterprise Products Operating LLC	5.250%	1/31/20	430	466
Enterprise Products Operating LLC	5.200%	9/1/20	615	673
EOG Resources Inc.	5.875%	9/15/17	50	53
EOG Resources Inc.	5.625%	6/1/19	425	464
EOG Resources Inc.	2.450%	4/1/20	300	297
EOG Resources Inc.	4.400%	6/1/20	1,050	1,105
EOG Resources Inc.	4.100%	2/1/21	250	265
EOG Resources Inc.	2.625%	3/15/23	200	190
Exxon Mobil Corp.	1.912%	3/6/20	800	809
Exxon Mobil Corp.	4.114%	3/1/46	85	90
Halliburton Co.	2.700%	11/15/20	800	811
Kinder Morgan Energy Partners LP	6.000%	2/1/17	395	407

	Kinder Morgan Energy Partners LP	2.650%	2/1/19	370	365
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	125	137
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	425	454
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	125	130
	Kinder Morgan Inc.	7.000%	6/15/17	570	598
	Kinder Morgan Inc.	7.250%	6/1/18	550	589
	Kinder Morgan Inc.	3.050%	12/1/19	200	197
	Marathon Oil Corp.	5.900%	3/15/18	315	315
	Marathon Oil Corp.	2.700%	6/1/20	600	507
	Nabors Industries Inc.	2.350%	9/15/16	400	398
	Nabors Industries Inc.	6.150%	2/15/18	460	458
	Occidental Petroleum Corp.	1.750%	2/15/17	2,070	2,074
	Occidental Petroleum Corp.	1.500%	2/15/18	1,140	1,136
	Occidental Petroleum Corp.	2.600%	4/15/22	600	605
	Occidental Petroleum Corp.	3.400%	4/15/26	250	252
	ONEOK Partners LP	2.000%	10/1/17	25	24
	ONEOK Partners LP	3.200%	9/15/18	280	271
	Petro-Canada	6.050%	5/15/18	115	122
	Phillips 66	2.950%	5/1/17	1,035	1,054
	Pioneer Natural Resources Co.	6.650%	3/15/17	120	124
	Pioneer Natural Resources Co.	6.875%	5/1/18	225	239
	Pioneer Natural Resources Co.	3.450%	1/15/21	600	598
	Plains All American Pipeline LP / PAA
	Finance Corp.	5.000%	2/1/21	145	145
	Pride International Inc.	8.500%	6/15/19	200	172
	Pride International Inc.	6.875%	8/15/20	285	208
	Shell International Finance BV	5.200%	3/22/17	375	390
	Shell International Finance BV	1.125%	8/21/17	100	100
	Shell International Finance BV	1.900%	8/10/18	100	101
	Shell International Finance BV	1.625%	11/10/18	500	501
	Shell International Finance BV	2.000%	11/15/18	325	329
	Shell International Finance BV	4.300%	9/22/19	750	813
	Shell International Finance BV	2.125%	5/11/20	1,300	1,311
	Shell International Finance BV	2.250%	11/10/20	1,250	1,266
7	Southern Natural Gas Co. LLC	5.900%	4/1/17	270	279
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	155	154
	Spectra Energy Partners LP	2.950%	9/25/18	230	231
	Suncor Energy Inc.	6.100%	6/1/18	80	85
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,790	1,762
	Total Capital Canada Ltd.	1.450%	1/15/18	1,045	1,051
	Total Capital International SA	1.500%	2/17/17	615	616
	Total Capital International SA	1.550%	6/28/17	485	486
	Total Capital International SA	2.125%	1/10/19	980	992
	Total Capital International SA	2.100%	6/19/19	400	406
9	Total Capital International SA	4.250%	11/26/21	134	105
	Total Capital SA	2.125%	8/10/18	275	280
	Total Capital SA	4.450%	6/24/20	450	493
	Transocean Inc.	5.800%	12/15/16	1,415	1,404
	Transocean Inc.	3.000%	10/15/17	1,555	1,466
	Weatherford International LLC	6.350%	6/15/17	360	356
	Weatherford International Ltd.	6.000%	3/15/18	225	217
7	Woodside Finance Ltd.	8.750%	3/1/19	250	285

	Other Industrial (0.4%)
12	Fluor Corp.	1.750%	3/21/23	200	232
12	Fluor Corp.	1.750%	3/21/23	700	813

7 Hutchison Whampoa Finance CI Ltd.	7.450%	8/1/17	255	275
7 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	2,990	3,476
7 Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	970	971

Technology (3.2%)
Adobe Systems Inc.	4.750%	2/1/20	475	524
Altera Corp.	1.750%	5/15/17	265	268
Altera Corp.	2.500%	11/15/18	1,205	1,237
Amphenol Corp.	2.550%	1/30/19	200	202
Apple Inc.	1.300%	2/23/18	365	368
Apple Inc.	1.000%	5/3/18	325	326
Apple Inc.	1.700%	2/22/19	205	208
Apple Inc.	2.100%	5/6/19	2,015	2,072
9 Apple Inc.	2.850%	8/28/19	420	321
Apple Inc.	1.550%	2/7/20	465	467
Apple Inc.	2.000%	5/6/20	615	629
Apple Inc.	2.250%	2/23/21	2,400	2,448
Apple Inc.	2.850%	5/6/21	875	918
Applied Materials Inc.	2.625%	10/1/20	580	599
Autodesk Inc.	3.125%	6/15/20	280	284
Baidu Inc.	2.250%	11/28/17	385	387
Baidu Inc.	3.250%	8/6/18	825	846
Baidu Inc.	2.750%	6/9/19	425	430
CA Inc.	3.600%	8/1/20	255	263
Cisco Systems Inc.	1.400%	2/28/18	485	489
Cisco Systems Inc.	1.650%	6/15/18	460	467
Cisco Systems Inc.	4.950%	2/15/19	1,030	1,139
Cisco Systems Inc.	2.125%	3/1/19	815	841
Cisco Systems Inc.	4.450%	1/15/20	650	721
Cisco Systems Inc.	2.450%	6/15/20	215	223
Cisco Systems Inc.	2.200%	2/28/21	1,090	1,113
Corning Inc.	6.625%	5/15/19	135	152
Corning Inc.	4.250%	8/15/20	70	74
EMC Corp.	1.875%	6/1/18	490	479
EMC Corp.	2.650%	6/1/20	290	272
Equifax Inc.	6.300%	7/1/17	120	127
Fidelity National Information Services Inc.	1.450%	6/5/17	270	267
Fidelity National Information Services Inc.	2.000%	4/15/18	70	70
Fidelity National Information Services Inc.	2.850%	10/15/18	1,350	1,372
Fidelity National Information Services Inc.	3.625%	10/15/20	1,500	1,550
Fiserv Inc.	2.700%	6/1/20	295	300
7 Hewlett Packard Enterprise Co.	2.450%	10/5/17	960	967
7 Hewlett Packard Enterprise Co.	2.850%	10/5/18	1,125	1,144
7 Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,480	1,540
Intel Corp.	1.950%	10/1/16	250	252
Intel Corp.	1.350%	12/15/17	1,897	1,913
9 Intel Corp.	3.250%	12/1/19	400	308
Intel Corp.	2.450%	7/29/20	475	491
Intel Corp.	3.300%	10/1/21	65	70
International Business Machines Corp.	1.250%	2/6/17	400	402
International Business Machines Corp.	5.700%	9/14/17	691	738
International Business Machines Corp.	1.250%	2/8/18	300	301
International Business Machines Corp.	7.625%	10/15/18	155	179
International Business Machines Corp.	1.950%	2/12/19	635	646
KLA-Tencor Corp.	2.375%	11/1/17	335	337
KLA-Tencor Corp.	3.375%	11/1/19	90	92
Lam Research Corp.	2.750%	3/15/20	580	571

	Microsoft Corp.	1.300%	11/3/18	340	343
	Microsoft Corp.	2.000%	11/3/20	510	522
	Oracle Corp.	1.200%	10/15/17	695	699
	Oracle Corp.	5.750%	4/15/18	400	437
	Oracle Corp.	2.375%	1/15/19	1,855	1,924
	Oracle Corp.	5.000%	7/8/19	640	717
	Oracle Corp.	2.250%	10/8/19	1,745	1,800
	Oracle Corp.	2.800%	7/8/21	770	806
	Pitney Bowes Inc.	5.750%	9/15/17	20	21
	Pitney Bowes Inc.	5.600%	3/15/18	120	126
	QUALCOMM Inc.	1.400%	5/18/18	425	427
	QUALCOMM Inc.	2.250%	5/20/20	210	215
	Seagate HDD Cayman	3.750%	11/15/18	340	338
	Total System Services Inc.	3.800%	4/1/21	365	376
	Tyco Electronics Group SA	6.550%	10/1/17	205	220
	Tyco Electronics Group SA	2.375%	12/17/18	350	353
	Tyco Electronics Group SA	2.350%	8/1/19	455	459
	Xilinx Inc.	2.125%	3/15/19	490	493

	Transportation (1.4%)
4,7	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	419	421
4,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	600	597
12	AP Moeller - Maersk A/S	1.500%	11/24/22	200	226
7	AP Moeller - Maersk A/S	3.750%	9/22/24	590	570
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	380	404
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	535	578
	Canadian National Railway Co.	5.850%	11/15/17	370	395
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	46	47
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	15	15
4	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	86	88
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	9	10
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	110	121
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	296	322
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	61	62
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	1,235	1,297
4,13 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	386	436
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	893	1,023
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	625	705
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	307	329
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	116	123
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	63	66
7	ERAC USA Finance LLC	1.400%	4/15/16	225	225

7	ERAC USA Finance LLC	6.375%	10/15/17	795	849
7	ERAC USA Finance LLC	2.800%	11/1/18	430	437
7	ERAC USA Finance LLC	2.350%	10/15/19	285	286
7	HPHT Finance 15 Ltd.	2.250%	3/17/18	695	696
	JB Hunt Transport Services Inc.	2.400%	3/15/19	120	120
4,6,13 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	1.067%	5/15/18	220	218
4	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	544	585
9	Qantas Airways Ltd.	7.500%	6/11/21	1,250	1,075
	Ryder System Inc.	2.350%	2/26/19	180	181
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	123	137
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	350	331
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	432	453
	Union Pacific Corp.	5.750%	11/15/17	225	241
	Union Pacific Corp.	5.700%	8/15/18	710	779
	Union Pacific Corp.	2.250%	2/15/19	385	392
	Union Pacific Corp.	1.800%	2/1/20	200	201
	Union Pacific Corp.	2.250%	6/19/20	575	586
	United Continental Holdings Inc.	6.375%	6/1/18	140	147
	United Parcel Service Inc.	5.125%	4/1/19	1,180	1,310
	United Parcel Service of America Inc.	8.375%	4/1/20	1,025	1,284
					382,597
Utilities (2.8%)
	Electric (2.5%)
	Ameren Illinois Co.	6.125%	11/15/17	190	203
	Ameren Illinois Co.	6.250%	4/1/18	110	119
	Appalachian Power Co.	5.000%	6/1/17	141	146
	Arizona Public Service Co.	8.750%	3/1/19	691	822
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	945	1,018
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	900
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	400	408
	CenterPoint Energy Inc.	6.500%	5/1/18	170	184
	CMS Energy Corp.	5.050%	2/15/18	1,105	1,170
	CMS Energy Corp.	6.250%	2/1/20	225	259
	Commonwealth Edison Co.	5.950%	8/15/16	255	259
	Commonwealth Edison Co.	1.950%	9/1/16	130	130
	Commonwealth Edison Co.	6.150%	9/15/17	705	754
	Commonwealth Edison Co.	5.800%	3/15/18	880	952
	Commonwealth Edison Co.	2.150%	1/15/19	160	162
	Commonwealth Edison Co.	4.000%	8/1/20	570	618
	Commonwealth Edison Co.	3.400%	9/1/21	210	225
	Duke Energy Carolinas LLC	3.900%	6/15/21	115	126
	Duke Energy Florida LLC	5.650%	6/15/18	950	1,038
7	EDP Finance BV	6.000%	2/2/18	1,327	1,407
7	EDP Finance BV	4.900%	10/1/19	940	983
7	EDP Finance BV	4.125%	1/15/20	1,165	1,171
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	30	33
	Entergy Louisiana LLC	6.500%	9/1/18	340	379
	Exelon Corp.	1.550%	6/9/17	600	599
	Exelon Corp.	2.850%	6/15/20	510	521
7	Exelon Corp.	3.950%	6/15/25	240	249
	FirstEnergy Corp.	2.750%	3/15/18	555	560
	FirstEnergy Corp.	4.250%	3/15/23	630	656
7	FirstEnergy Transmission LLC	4.350%	1/15/25	690	720
4,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	381	406

	Georgia Power Co.	5.400%	6/1/18	185	200
	Georgia Power Co.	1.950%	12/1/18	650	657
	Georgia Power Co.	2.400%	4/1/21	500	505
	Georgia Power Co.	4.750%	9/1/40	150	160
	Georgia Power Co.	4.300%	3/15/42	105	108
	Georgia Power Co.	4.300%	3/15/43	25	25
	LG&E & KU Energy LLC	3.750%	11/15/20	325	343
	MidAmerican Energy Co.	5.950%	7/15/17	340	360
	MidAmerican Energy Co.	5.300%	3/15/18	893	961
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	725	778
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	575	701
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	715	727
	Nevada Power Co.	6.500%	5/15/18	771	850
	Nevada Power Co.	6.500%	8/1/18	225	249
	NSTAR Electric Co.	5.625%	11/15/17	120	128
	Oncor Electric Delivery Co. LLC	5.000%	9/30/17	610	638
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	55	61
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	130	161
	Pacific Gas & Electric Co.	5.625%	11/30/17	1,220	1,303
	Pacific Gas & Electric Co.	8.250%	10/15/18	770	896
	Pacific Gas & Electric Co.	3.500%	10/1/20	1,315	1,398
	Pacific Gas & Electric Co.	4.250%	5/15/21	360	395
	Pacific Gas & Electric Co.	3.250%	9/15/21	185	194
	PacifiCorp	5.650%	7/15/18	490	536
	PacifiCorp	5.500%	1/15/19	114	126
	PacifiCorp	3.850%	6/15/21	100	109
	Public Service Electric & Gas Co.	2.300%	9/15/18	510	521
	SCANA Corp.	4.750%	5/15/21	185	193
	South Carolina Electric & Gas Co.	5.250%	11/1/18	30	33
	South Carolina Electric & Gas Co.	6.500%	11/1/18	294	330
	Southern Co.	2.750%	6/15/20	495	502
	Southwestern Electric Power Co.	5.875%	3/1/18	245	264
	Southwestern Electric Power Co.	6.450%	1/15/19	1,215	1,357
	TECO Finance Inc.	6.572%	11/1/17	244	262
	Union Electric Co.	5.100%	10/1/19	175	192

	Natural Gas (0.3%)
12	2i Rete Gas SPA	1.750%	7/16/19	330	393
	Atmos Energy Corp.	8.500%	3/15/19	240	284
	Sempra Energy	6.500%	6/1/16	1,902	1,917
	Sempra Energy	2.300%	4/1/17	945	952
	Sempra Energy	6.150%	6/15/18	580	630
	Sempra Energy	2.400%	3/15/20	235	236
	Sempra Energy	2.850%	11/15/20	230	234

					38,046
Total Corporate Bonds (Cost $769,973)					775,819
Sovereign Bonds (U.S. Dollar-Denominated) (7.0%)
	Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	200	203
7	Avi Funding Co. Ltd.	2.850%	9/16/20	275	281
7	Banco de Costa Rica	5.250%	8/12/18	200	199
7	Banco del Estado de Chile	2.000%	11/9/17	200	200

	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	950	966
7	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	100	102
7	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	100	100
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	170	175
7	Bank Nederlandse Gemeenten	0.875%	2/21/17	500	500
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	50	52
7	Bermuda	4.138%	1/3/23	200	201
7	Bermuda	4.854%	2/6/24	200	212
7	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	126
7	Caixa Economica Federal	2.375%	11/6/17	125	120
7	CDP Financial Inc.	3.150%	7/24/24	670	706
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	400	337
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	208
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	825	824
7	CNPC General Capital Ltd.	2.750%	4/19/17	125	126
7	CNPC General Capital Ltd.	2.750%	5/14/19	235	238
	Corp. Andina de Fomento	5.750%	1/12/17	100	103
	Corp. Andina de Fomento	7.790%	3/1/17	230	243
	Corp. Andina de Fomento	1.500%	8/8/17	210	210
	Corp. Andina de Fomento	4.375%	6/15/22	810	888
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	155
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	200	205
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	600	613
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	525	506
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	206
14	Development Bank of Japan Inc.	5.125%	2/1/17	200	207
7,15 Dexia Credit Local SA		1.250%	10/18/16	300	300
	Ecopetrol SA	7.375%	9/18/43	100	91
	Ecopetrol SA	5.875%	5/28/45	405	318
7	Electricite de France SA	1.150%	1/20/17	1,390	1,388
7	Electricite de France SA	2.150%	1/22/19	810	817
7	Electricite de France SA	6.000%	1/22/14	60	60
9	Emirates NBD PJSC	5.750%	5/8/19	300	236
7	Export Credit Bank of Turkey	5.375%	2/8/21	450	460
	Export-Import Bank of Korea	3.750%	10/20/16	705	715
	Export-Import Bank of Korea	4.000%	1/11/17	3,645	3,726
	Export-Import Bank of Korea	2.875%	9/17/18	300	308
7	Federation of Malaysia	2.991%	7/6/16	125	126
4	Federative Republic of Brazil	8.000%	1/15/18	390	414
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	150
7	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	505
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	265	300
16	Hydro-Quebec	2.000%	6/30/16	550	552
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	355	358
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	400	415
14	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,002
14	Japan Bank for International Cooperation	2.250%	7/13/16	910	913
14	Japan Bank for International Cooperation	1.750%	7/31/18	700	705
14	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	275
	KazMunayGas National Co. JSC	9.125%	7/2/18	1,075	1,171
7	Kommunalbanken AS	0.875%	10/3/16	225	225
7	Kommunalbanken AS	1.125%	5/23/18	700	700
	Korea Development Bank	4.000%	9/9/16	200	203

	Korea Development Bank	3.250%	9/20/16	200	202
	Korea Development Bank	3.875%	5/4/17	675	694
	Korea Development Bank	2.250%	8/7/17	555	561
	Korea Development Bank	3.500%	8/22/17	575	592
	Korea Development Bank	1.500%	1/22/18	400	400
7	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.875%	10/22/17	515	518
	Korea Gas Corp.	2.875%	7/29/18	200	205
7	Korea National Oil Corp.	4.000%	10/27/16	525	533
	Korea National Oil Corp.	2.750%	1/23/19	350	359
7	Korea Resources Corp.	2.125%	5/2/18	125	126
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	205
	Majapahit Holding BV	8.000%	8/7/19	400	458
	North American Development Bank	2.300%	10/10/18	150	153
7	OCP SA	5.625%	4/25/24	200	209
17	Oesterreichische Kontrollbank AG	2.000%	6/3/16	650	651
7	Ooredoo International Finance Ltd.	3.375%	10/14/16	375	379
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	125	124
4	Oriental Republic of Uruguay	4.375%	10/27/27	80	82
4	Oriental Republic of Uruguay	5.100%	6/18/50	60	56
7	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	200	208
	Petrobras Global Finance BV	2.000%	5/20/16	170	170
6	Petrobras Global Finance BV	2.238%	5/20/16	425	423
	Petrobras Global Finance BV	3.250%	3/17/17	220	216
6	Petrobras Global Finance BV	2.762%	1/15/19	300	244
	Petrobras Global Finance BV	5.625%	5/20/43	90	59
	Petrobras International Finance Co. SA	6.125%	10/6/16	370	374
	Petrobras International Finance Co. SA	5.875%	3/1/18	665	637
	Petrobras International Finance Co. SA	6.875%	1/20/40	205	148
	Petrobras International Finance Co. SA	6.750%	1/27/41	35	25
	Petroleos Mexicanos	5.750%	3/1/18	6,910	7,269
	Petroleos Mexicanos	3.500%	7/18/18	330	334
7	Petroleos Mexicanos	5.500%	2/4/19	665	695
	Petroleos Mexicanos	8.000%	5/3/19	2,880	3,210
	Petroleos Mexicanos	5.500%	1/21/21	940	974
7	Petroleos Mexicanos	6.375%	2/4/21	725	774
	Petroleos Mexicanos	6.875%	8/4/26	315	341
	Petroleos Mexicanos	5.625%	1/23/46	120	100
7,12 Portugal Obrigacoes do Tesouro OT		2.875%	10/15/25	255	293
7,12 Portugal Obrigacoes do Tesouro OT		2.875%	7/21/26	295	334
	Province of British Columbia	2.100%	5/18/16	200	200
	Province of British Columbia	1.200%	4/25/17	225	226
	Province of Manitoba	1.300%	4/3/17	775	778
	Province of New Brunswick	2.750%	6/15/18	10	10
	Province of Ontario	2.300%	5/10/16	1,775	1,778
	Province of Ontario	1.200%	2/14/18	300	301
	Province of Ontario	3.000%	7/16/18	275	286
	Province of Ontario	1.625%	1/18/19	500	506
	Province of Ontario	1.875%	5/21/20	230	233
	Quebec	3.500%	7/29/20	250	269
	Quebec	2.750%	8/25/21	715	744
	Quebec	2.625%	2/13/23	150	154
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	172	183
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	95	102
	Republic of Colombia	7.375%	1/27/17	1,140	1,191
	Republic of Colombia	7.375%	3/18/19	180	203

	Republic of Colombia	4.375%	7/12/21	2,120	2,205
	Republic of Croatia	6.250%	4/27/17	1,360	1,412
	Republic of Hungary	4.000%	3/25/19	800	829
	Republic of Hungary	6.250%	1/29/20	1,015	1,130
	Republic of Hungary	6.375%	3/29/21	300	341
	Republic of Indonesia	6.875%	3/9/17	115	120
	Republic of Indonesia	6.875%	1/17/18	280	303
	Republic of Indonesia	5.875%	3/13/20	940	1,045
	Republic of Indonesia	4.875%	5/5/21	200	215
12	Republic of Indonesia	2.875%	7/8/21	615	721
	Republic of Indonesia	3.750%	4/25/22	465	469
	Republic of Indonesia	3.375%	4/15/23	200	195
12	Republic of Indonesia	3.375%	7/30/25	430	489
	Republic of Indonesia	6.625%	2/17/37	410	475
	Republic of Kazakhstan	4.875%	10/14/44	200	175
	Republic of Kazakhstan	6.500%	7/21/45	800	833
	Republic of Korea	5.125%	12/7/16	250	257
	Republic of Lithuania	7.375%	2/11/20	205	243
	Republic of Namibia	5.500%	11/3/21	100	104
	Republic of Poland	6.375%	7/15/19	1,580	1,798
	Republic of Poland	5.125%	4/21/21	350	392
	Republic of Poland	5.000%	3/23/22	835	934
	Republic of Poland	3.250%	4/6/26	650	645
12	Republic of Romania	2.750%	10/29/25	365	427
	Republic of Serbia	5.250%	11/21/17	200	206
7	Republic of Serbia	5.250%	11/21/17	530	547
7	Republic of Slovenia	5.250%	2/18/24	300	335
	Republic of Turkey	7.000%	9/26/16	2,135	2,193
	Republic of Turkey	7.500%	7/14/17	3,210	3,428
	Republic of Turkey	6.750%	4/3/18	2,315	2,491
	Republic of Turkey	7.000%	3/11/19	840	929
	Republic of Turkey	3.250%	3/23/23	400	377
	Republic of Turkey	4.875%	4/16/43	235	219
4,7	Rio Oil Finance Trust Series 2014-3	9.750%	1/6/27	340	201
	SABIC Capital II BV	2.625%	10/3/18	400	402
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	643
	State Bank of India	4.125%	8/1/17	800	821
	State of Israel	5.500%	11/9/16	125	128
	State of Israel	4.000%	6/30/22	200	220
	State of Israel	2.875%	3/16/26	415	417
	Statoil ASA	1.800%	11/23/16	100	100
	Statoil ASA	3.125%	8/17/17	175	179
	Statoil ASA	1.200%	1/17/18	1,225	1,216
	Statoil ASA	2.250%	11/8/19	500	508
	Svensk Exportkredit AB	2.125%	7/13/16	600	602
	Svensk Exportkredit AB	1.750%	5/30/17	100	101
	Svensk Exportkredit AB	1.125%	4/5/18	250	250
7	Temasek Financial I Ltd.	4.300%	10/25/19	250	273
7	Turkiye Halk Bankasi AS	4.875%	7/19/17	200	203
	United Mexican States	5.625%	1/15/17	3,350	3,450
	United Mexican States	5.750%	10/12/10	130	132
	Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	100	102
Total Sovereign Bonds (Cost $92,289)					92,974

Taxable Municipal Bonds (0.4%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	200	204
California GO	5.950%	3/1/18	650	710
California GO	6.200%	10/1/19	350	406
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	400	401
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	200	200
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	150	151
George Washington University District of
Columbia GO	3.485%	9/15/22	200	210
Harris County TX Toll Road Revenue	1.361%	8/15/17	250	252
Illinois GO	5.365%	3/1/17	315	325
Illinois GO	5.665%	3/1/18	110	116
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	150	155
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	673	689
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	350	362
6 Mississippi GO (Nissan North America, Inc.
Project)	1.138%	11/1/17	300	301
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	20	20
University of California Revenue	2.054%	5/15/18	100	102
University of California Revenue	1.745%	5/15/19	250	255
Total Taxable Municipal Bonds (Cost $4,751)				4,859

			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
10 Lehman Brothers Holdings Inc. Pfd. (Cost $694)	7.250%		700	—

Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
18 Vanguard Market Liquidity Fund (Cost
$13,632)	0.495%		13,632,174	13,632

Total Investments (99.8%) (Cost $1,317,432)				1,327,911
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		4/22/16	21	(16)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		4/22/16	10	(11)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		4/22/16	21	(11)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/20/16	18	(15)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.00		5/20/16	18	(12)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/20/16	18	(9)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $132.00		5/20/16	18	(6)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		4/22/16	10	—
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		4/22/16	21	(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		4/22/16	21	(2)
Total Liability for Options Written (Premiums received $77)				(83)
Other Assets and Liabilities-Net (0.2%)				2,302
Net Assets (100%)				1,330,130

1 Securities with a value of $1,214,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $688,000 have been segregated as collateral for open cleared swap contracts.
3 Securities with a value of $167,000 have been segregated as initial margin for open forward currency contracts and over-the-counter swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.

7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate value of these securities was $176,616,000, representing 13.3% of net assets.
8 Security made only partial principal and/or interest payments during the period ended March 31, 2016.
9 Face amount denominated in Australian dollars.
10 Non-income-producing security--security in default.
11 Face amount denominated in British pounds.
12 Face amount denominated in Euro.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Guaranteed by the Government of Japan.
15 Guaranteed by the Republic of France.
16 Guaranteed by the Province of Quebec.
17 Guaranteed by the Republic of Austria.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard Short-Term Investment-Grade Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	165,403	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	274,334	890
Corporate Bonds	—	774,411	1,408
Sovereign Bonds	—	92,329	645
Taxable Municipal Bonds	—	4,859	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	13,632	—	—
Liability for Options Written	(83)	—	—
Futures Contracts—Assets[1]	103	—	—
Futures Contracts—Liabilities[1]	(265)	—	—
Forward Currency Contracts—Assets	—	267	—
Forward Currency Contracts—Liabilities	—	(1,245)	—
Swap Contracts—Assets	57[1]	489	—
Swap Contracts—Liabilities	(89)[1]	(129)	—
Total	13,355	1,310,718	2,943
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The portfolio uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Short-Term Investment-Grade Portfolio

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2016	302	66,063	178
5-Year U.S. Treasury Note	June 2016	489	59,249	84
Ultra 10-Year U.S. Treasury Note	June 2016	(326)	(45,885)	(341)
Euro-Schatz	June 2016	(320)	(40,704)	71
10-Year U.S. Treasury Note	June 2016	(93)	(12,126)	(21)
Euro-Bund	June 2016	(47)	(8,735)	(58)
AUD 3-Year Treasury Bond	June 2016	(96)	(8,239)	(11)
Euro-Bobl	June 2016	(44)	(6,564)	2
Ultra Long U.S. Treasury Bond	June 2016	(6)	(1,035)	2
Long Gilt	June 2016	(4)	(696)	(1)
30-Year U.S. Treasury Bond	June 2016	(3)	(493)	—
Euro-Buxl	June 2016	(1)	(192)	(3)
				(98)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a

Vanguard Short-Term Investment-Grade Portfolio

counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	4/4/16	EUR	16,289	USD	18,321	216
Deutsche Bank AG	4/4/16	AUD	9,662	USD	7,356	48
Morgan Stanley Capital Services LLC	4/4/16	GBP	1,457	USD	2,095	(2)
BNP Paribas	4/4/16	AUD	71	USD	54	1
Deutsche Bank AG	4/4/16	EUR	37	USD	42	—
BNP Paribas	5/4/16	USD	17,823	EUR	15,821	(198)
Bank of America N.A.	4/4/16	USD	12,083	EUR	10,953	(381)
Deutsche Bank AG	5/4/16	USD	7,346	AUD	9,662	(49)
Morgan Stanley Capital Services LLC	4/4/16	USD	6,666	AUD	9,233	(410)
Morgan Stanley Capital Services LLC	4/4/16	USD	2,901	EUR	2,629	(93)
BNP Paribas	4/4/16	USD	2,112	EUR	1,905	(56)
Morgan Stanley Capital Services LLC	5/4/16	USD	2,095	GBP	1,457	2
Deutsche Bank AG	4/4/16	USD	1,913	GBP	1,356	(35)
JPMorgan Chase Bank N.A.	4/4/16	USD	543	EUR	487	(9)
JPMorgan Chase Bank N.A.	4/4/16	USD	366	AUD	483	(4)
Goldman Sachs Bank AG	4/4/16	USD	357	EUR	319	(5)
JPMorgan Chase Bank N.A.	4/4/16	USD	143	GBP	101	(1)
Deutsche Bank AG	4/4/16	USD	37	EUR	34	(2)
Goldman Sachs Bank AG	4/4/16	USD	9	AUD	11	—
UBS AG	4/4/16	USD	4	AUD	6	—
						(978)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

Vanguard Short-Term Investment-Grade Portfolio

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts

Vanguard Short-Term Investment-Grade Portfolio

contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At March 31, 2016, the portfolio had the following open swap contracts.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Boeing Co./A2	9/20/18	GSCM	115	(1)	1.000	1
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	370	5	1.000	4

Federation of Malaysia/A1	6/20/21	BNPSW	1,200	35	1.000	2

Federation of Malaysia/A1	6/20/21	BARC	485	14	1.000	1

Federation of Malaysia/A1	6/20/21	DBAG	675	22	1.000	4
General Electric Capital
Corp./A1	12/20/19	DBAG	710	(11)	1.000	8
Hartford Financial Services
Group Inc./Baa2	3/20/18	GSCM	250	—	1.000	4

Metlife Inc./A3	12/20/20	GSCM	350	—	1.000	(5)

People’s Republic of China/Aa3	9/20/20	BNPSW	120	1	1.000	—

People’s Republic of China/Aa3	9/20/20	JPMC	595	(2)	1.000	(6)

People’s Republic of China/Aa3	12/20/20	BARC	485	7	1.000	3

Vanguard Short-Term Investment-Grade Portfolio

People’s Republic of China/Aa3	12/20/20	GSCM	333	6	1.000	3
People’s Republic of China/Aa3	12/20/20	GSCM	270	5	1.000	4
Peoples’ Republic of China/Aa3	12/20/20	GSCM	365	4	1.000	1
People’s Republic of China/Aa3	12/20/20	JPMC	180	2	1.000	1
People’s Republic of China/Aa3	12/20/20	JPMC	60	—	1.000	—
Prudential Financial Inc./A1	12/20/20	BOANA	365	18	1.000	14
Republic of Chile/Aa3	12/20/20	BARC	220	5	1.000	6
Republic of Chile/Aa3	12/20/20	GSCM	215	6	1.000	7
Republic of Chile/Aa3	12/20/20	JPMC	365	7	1.000	9
Republic of Chile/Aa3	6/20/21	BNPSW	540	(2)	1.000	(1)
Republic of Chile/Aa3	6/20/21	BNPSW	255	1	1.000	1
Republic of Chile/Aa3	6/20/21	DBAG	420	—	1.000	1
Republic of Chile/Aa3	6/20/21	JPMC	240	(1)	1.000	—
Republic of Colombia/Baa2	6/20/21	BNPSW	65	4	1.000	—
Republic of Indonesia/Baa3	6/20/21	BNPSW	770	39	1.000	2
Republic of Indonesia/Baa3	6/20/21	DBAG	1,105	59	1.000	6
Republic of Peru/A3	6/20/21	BNPSW	480	14	1.000	(1)
Republic of Peru/A3	6/20/21	GSCM	480	15	1.000	1
Republic of Turkey/Baa3	12/20/16	BNPSW	260	—	1.000	1
Republic of Turkey/Baa3	6/20/21	BNPSW	305	22	1.000	—
Russian Federation/Ba1	6/20/17	GSCM	460	14	1.000	15
Russian Federation/Ba1	6/20/17	GSCM	200	6	1.000	7
Russian Federation/Ba1	6/20/17	GSCM	380	12	1.000	13

Vanguard Short-Term Investment-Grade Portfolio

United Mexican States/A3	6/20/21	BARC	300	9	1.000	—

United Mexican States/A3	6/20/21	BNPSW	820	27	1.000	2

United Mexican Staes/A3	6/20/21	BOANA	920	26	1.000	(1)
			15,728			107

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	475	12	(1.000)	(2)
Aetna Inc.	6/20/20	GSCM	470	16	(1.000)	1
American International Group
Inc.	6/20/20	BOANA	280	4	(1.000)	(1)
American International Group
Inc.	6/20/20	BOANA	280	4	(1.000)	(1)
American International Group
Inc.	12/20/20	GSCM	350	7	(1.000)	1
American International Group
Inc.	12/20/20	GSCM	175	(3)	(1.000)	(6)
Autozone Inc.	12/20/20	GSCM	240	8	(1.000)	—
Bank of America Corp.	3/20/20	GSCM	520	7	(1.000)	2
CVS Health Corp.	12/20/20	BOANA	120	4	(1.000)	—
CVS Health Corp.	12/20/20	BOANA	120	4	(1.000)	(1)
CVS Health Corp.	12/20/20	BOANA	240	8	(1.000)	(1)
CVS Health Corp.	12/20/20	BOANA	240	8	(1.000)	(1)
El Du Pont De Nemours & Co.	12/20/20	JPMC	625	14	(1.000)	(4)
Federal Express Corp.	12/20/18	GSCM	520	4	(1.000)	(8)
Federative Republic of Brazil	12/20/20	BARC	360	(42)	(1.000)	(8)
Federative Republic of Brazil	12/20/20	BNPSW	285	(45)	(1.000)	(18)
Federative Republic of Brazil	12/20/25	BOANA	578	(157)	(1.000)	(33)
Federative Republic of Brazil	12/20/25	GSCM	275	(70)	(1.000)	(11)
Intesa Sanpaolo SpA	6/20/19	DBAG	470	28	(3.000)	(6)
Intesa Sanpaolo SpA	12/20/19	BARC	355	3	(1.000)	3
McKesson Corp.	3/20/19	JPMC	430	9	(1.000)	(2)
McKesson Corp.	3/20/19	JPMC	430	9	(1.000)	(2)
Petroleo Brasileiro SA	6/20/16	MSCS	590	(2)	(1.000)	2
PPG Industries Inc.	3/20/18	GSCM	240	2	(1.000)	(2)
Republic of Korea	9/20/18	JPMC	200	1	(1.000)	(3)
Republic of South Africa	12/20/20	BOANA	550	(40)	(1.000)	—
Republic of South Africa	12/20/20	JPMC	550	(40)	(1.000)	—
Royal Bank of Scotland plc	12/20/20	BNPSW	430	3	(1.000)	8
United Mexican States	12/20/18	DBAG	100	(1)	(1.000)	(1)

Vanguard Short-Term Investment-Grade Portfolio

UnitedHealth Group Inc.	12/20/19	CSFBI	475	11	(1.000)	(2)
UnitedHealth Group Inc.	6/20/20	CSFBI	470	15	(1.000)	—
Wells Fargo & Co.	9/20/20	BOANA	620	11	(1.000)	(2)
			12,063			(98)
						9

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
				Fixed
				Interest	Floating
				Rate	Interest		Unrealized
	Future		Notional	Received	Rate		Appreciation
Termination	Effective		Amount	(Paid)	Received		(Depreciation)
Date	Date[1]	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
5/15/17	NA	CME	2,500	0.659	(0.436)	2	2
6/15/17	6/15/16[1]	CME	11,000	(1.000)	0.000	3	(8)
11/15/17	NA	LCH	7,000	1.069	(0.436)	2	46
6/15/18	6/15/16[1]	CME	21,000	1.250	(0.000)	3	38
1/15/19	NA	LCH	7,000	(1.400)	0.436	2	(118)
6/15/19	6/15/16[1]	CME	2,250	1.500	(0.000)	3	7
7/10/19	NA	CME	1,500	(1.686)	0.442	2	(41)
8/15/19	NA	LCH	4,000	(1.524)	0.436	2	(88)
6/15/20	6/15/16[1]	CME	6,000	(1.750)	0.000	3	(22)
8/15/20	NA	LCH	8,500	(1.486)	0.436	2	(184)
6/15/21	6/15/16[1]	CME	1,700	(2.000)	0.000	3	(7)
6/15/23	6/15/16[1]	CME	2,000	(2.000)	0.000	3	(8)
9/1/23	NA	LCH	750	(2.139)	0.439	2	(43)
							(426)

CME—Chicago Mercantile Exchange.

Vanguard Short-Term Investment-Grade Portfolio

LCH—London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)
USD 4.684%	GBP 5.375%	9/28/16	MSCS	599	GBP 350	96
USD 5.453%	GBP 5.875%	4/28/17	MSCS	586	GBP 350	84
USD 6.653%	EUR 6.375%	4/4/16	MSCS	447	EUR 325	77
USD 5.693%	GBP 6.125%	5/14/17	BARC	381	GBP 230	51
USD 5.686%	GBP 6.125%	5/14/17	BARC	317	GBP 191	43
						351

BARC—Barclays Bank plc.
MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.
GBP—British pound.

G. At March 31, 2016, the cost of investment securities for tax purposes was $1,317,506,000. Net unrealized appreciation of investment securities for tax purposes was $10,405,000, consisting of unrealized gains of $17,310,000 on securities that had risen in value since their purchase and $6,905,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of March 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (62.8%)
U.S. Government Securities (39.4%)
United States Treasury Note/Bond	4.625%	2/15/17	200	207
United States Treasury Note/Bond	0.500%	3/31/17	604	603
United States Treasury Note/Bond	1.000%	3/31/17	155	156
United States Treasury Note/Bond	0.500%	4/30/17	1,470	1,468
United States Treasury Note/Bond	0.875%	5/15/17	12,900	12,930
United States Treasury Note/Bond	4.500%	5/15/17	10,420	10,863
United States Treasury Note/Bond	0.625%	5/31/17	738	738
United States Treasury Note/Bond	2.750%	5/31/17	1,662	1,702
United States Treasury Note/Bond	0.625%	6/30/17	34	34
United States Treasury Note/Bond	0.500%	7/31/17	700	698
United States Treasury Note/Bond	0.625%	7/31/17	424	424
United States Treasury Note/Bond	2.375%	7/31/17	5,886	6,017
United States Treasury Note/Bond	0.875%	8/15/17	11,275	11,301
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,294
United States Treasury Note/Bond	8.875%	8/15/17	5,650	6,283
United States Treasury Note/Bond	0.625%	8/31/17	693	692
United States Treasury Note/Bond	1.875%	8/31/17	8,600	8,742
United States Treasury Note/Bond	1.000%	9/15/17	3,000	3,013
United States Treasury Note/Bond	0.625%	9/30/17	10,757	10,744
United States Treasury Note/Bond	1.875%	9/30/17	7,000	7,120
United States Treasury Note/Bond	0.875%	10/15/17	14,425	14,459
United States Treasury Note/Bond	0.750%	10/31/17	4,335	4,337
United States Treasury Note/Bond	1.875%	10/31/17	2,801	2,851
United States Treasury Note/Bond	0.875%	11/15/17	10,276	10,302
United States Treasury Note/Bond	4.250%	11/15/17	975	1,030
United States Treasury Note/Bond	0.625%	11/30/17	3,625	3,619
United States Treasury Note/Bond	0.875%	11/30/17	4,111	4,121
United States Treasury Note/Bond	2.250%	11/30/17	10,000	10,250
United States Treasury Note/Bond	1.000%	12/15/17	4,268	4,287
United States Treasury Note/Bond	0.750%	12/31/17	2,305	2,306
United States Treasury Note/Bond	1.000%	12/31/17	359	361
United States Treasury Note/Bond	0.875%	1/15/18	8,475	8,496
United States Treasury Note/Bond	0.875%	1/31/18	9,225	9,250
United States Treasury Note/Bond	2.625%	1/31/18	2,478	2,563
United States Treasury Note/Bond	1.000%	2/15/18	7,100	7,134
United States Treasury Note/Bond	0.750%	2/28/18	4,110	4,112
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,038
United States Treasury Note/Bond	1.000%	3/15/18	10,141	10,192
United States Treasury Note/Bond	0.750%	3/31/18	4,970	4,971
United States Treasury Note/Bond	2.875%	3/31/18	2,465	2,568
United States Treasury Note/Bond	0.750%	4/15/18	4,671	4,670
United States Treasury Note/Bond	0.625%	4/30/18	4,507	4,494
United States Treasury Note/Bond	1.000%	5/15/18	11,470	11,525
United States Treasury Note/Bond	9.125%	5/15/18	50	59
United States Treasury Note/Bond	1.000%	5/31/18	11,211	11,265
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,431
United States Treasury Note/Bond	1.125%	6/15/18	1,658	1,671
United States Treasury Note/Bond	2.375%	6/30/18	3,415	3,537
United States Treasury Note/Bond	0.875%	7/15/18	4,473	4,481

United States Treasury Note/Bond	1.375%	7/31/18	9,131	9,254
United States Treasury Note/Bond	2.250%	7/31/18	2,778	2,871
United States Treasury Note/Bond	1.000%	8/15/18	1,755	1,763
United States Treasury Note/Bond	1.500%	8/31/18	13,725	13,959
United States Treasury Note/Bond	1.000%	9/15/18	5,355	5,382
United States Treasury Note/Bond	1.375%	9/30/18	14,903	15,117
United States Treasury Note/Bond	0.875%	10/15/18	2,415	2,420
United States Treasury Note/Bond	1.250%	10/31/18	3,975	4,018
United States Treasury Note/Bond	1.750%	10/31/18	7,700	7,885
United States Treasury Note/Bond	1.250%	11/15/18	3,589	3,629
United States Treasury Note/Bond	3.750%	11/15/18	4,395	4,733
United States Treasury Note/Bond	1.250%	11/30/18	3,280	3,317
United States Treasury Note/Bond	1.375%	11/30/18	3,030	3,074
United States Treasury Note/Bond	1.250%	12/15/18	7,058	7,140
United States Treasury Note/Bond	1.375%	12/31/18	9,800	9,944
United States Treasury Note/Bond	1.500%	12/31/18	8,950	9,112
United States Treasury Note/Bond	1.125%	1/15/19	3,461	3,489
United States Treasury Note/Bond	1.250%	1/31/19	1,300	1,315
United States Treasury Note/Bond	1.500%	1/31/19	11,025	11,227
United States Treasury Note/Bond	0.750%	2/15/19	14,020	13,981
United States Treasury Note/Bond	2.750%	2/15/19	2,050	2,160
United States Treasury Note/Bond	8.875%	2/15/19	110	135
United States Treasury Note/Bond	1.375%	2/28/19	8,575	8,701
United States Treasury Note/Bond	1.500%	2/28/19	6,500	6,618
United States Treasury Note/Bond	1.000%	3/15/19	60	60
United States Treasury Note/Bond	1.500%	3/31/19	575	586
United States Treasury Note/Bond	1.625%	3/31/19	5,100	5,212
United States Treasury Note/Bond	1.250%	4/30/19	66	67
United States Treasury Note/Bond	1.625%	4/30/19	6,543	6,686
United States Treasury Note/Bond	3.125%	5/15/19	5,200	5,559
United States Treasury Note/Bond	1.125%	5/31/19	5,650	5,689
United States Treasury Note/Bond	1.500%	5/31/19	5,650	5,752
United States Treasury Note/Bond	1.000%	6/30/19	441	442
United States Treasury Note/Bond	1.625%	6/30/19	3,702	3,785
United States Treasury Note/Bond	0.875%	7/31/19	1,898	1,894
United States Treasury Note/Bond	1.625%	7/31/19	2,487	2,542
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,959
United States Treasury Note/Bond	8.125%	8/15/19	64	79
United States Treasury Note/Bond	1.000%	8/31/19	175	175
United States Treasury Note/Bond	1.625%	8/31/19	4,236	4,329
United States Treasury Note/Bond	1.000%	9/30/19	575	576
United States Treasury Note/Bond	1.750%	9/30/19	2,150	2,206
United States Treasury Note/Bond	1.250%	10/31/19	625	631
United States Treasury Note/Bond	1.500%	10/31/19	500	509
United States Treasury Note/Bond	3.375%	11/15/19	8,485	9,204
United States Treasury Note/Bond	1.500%	11/30/19	4,242	4,314
United States Treasury Note/Bond	1.125%	12/31/19	500	502
United States Treasury Note/Bond	1.625%	12/31/19	3,275	3,345
United States Treasury Note/Bond	1.250%	1/31/20	499	503
United States Treasury Note/Bond	1.375%	1/31/20	864	874
United States Treasury Note/Bond	3.625%	2/15/20	19,775	21,709
United States Treasury Note/Bond	8.500%	2/15/20	887	1,139
United States Treasury Note/Bond	1.250%	2/29/20	2,143	2,158
United States Treasury Note/Bond	1.375%	2/29/20	2,094	2,118
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,912
United States Treasury Note/Bond	1.375%	3/31/20	7,070	7,150
United States Treasury Note/Bond	1.125%	4/30/20	16,925	16,951

United States Treasury Note/Bond	1.375%	4/30/20	2,523	2,550
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,852
United States Treasury Note/Bond	1.375%	5/31/20	900	909
United States Treasury Note/Bond	1.500%	5/31/20	4,508	4,577
United States Treasury Note/Bond	1.625%	6/30/20	1,995	2,035
United States Treasury Note/Bond	1.875%	6/30/20	9,825	10,127
United States Treasury Note/Bond	1.625%	7/31/20	5,119	5,222
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,505
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,400
United States Treasury Note/Bond	8.750%	8/15/20	8,425	11,145
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,843
United States Treasury Note/Bond	2.125%	8/31/20	967	1,007
United States Treasury Note/Bond	2.000%	9/30/20	597	619
United States Treasury Note/Bond	1.375%	10/31/20	2,685	2,708
United States Treasury Note/Bond	1.750%	10/31/20	8,461	8,673
United States Treasury Note/Bond	2.625%	11/15/20	4,305	4,579
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,699
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,886
United States Treasury Note/Bond	1.750%	12/31/20	5,856	6,002
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,588
United States Treasury Note/Bond	1.375%	1/31/21	1,933	1,947
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,351
United States Treasury Note/Bond	3.625%	2/15/21	6,833	7,607
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,549
United States Treasury Note/Bond	1.125%	2/28/21	655	653
United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,198
United States Treasury Note/Bond	1.250%	3/31/21	12,000	12,021
United States Treasury Note/Bond	2.250%	3/31/21	9,450	9,911
United States Treasury Note/Bond	2.250%	4/30/21	5,375	5,637
United States Treasury Note/Bond	3.125%	5/15/21	5,975	6,526
United States Treasury Note/Bond	2.000%	5/31/21	9,483	9,828
United States Treasury Note/Bond	2.125%	6/30/21	3,650	3,805
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,740
United States Treasury Note/Bond	2.125%	8/15/21	3,556	3,704
United States Treasury Note/Bond	2.000%	8/31/21	7,250	7,505
United States Treasury Note/Bond	2.125%	9/30/21	6,900	7,185
United States Treasury Note/Bond	2.000%	10/31/21	10,205	10,553
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,102
United States Treasury Note/Bond	8.000%	11/15/21	2,570	3,498
United States Treasury Note/Bond	1.875%	11/30/21	5,058	5,197
United States Treasury Note/Bond	2.125%	12/31/21	5,953	6,193
United States Treasury Note/Bond	1.500%	1/31/22	1,850	1,860
United States Treasury Note/Bond	2.000%	2/15/22	235	243
United States Treasury Note/Bond	1.750%	2/28/22	10,104	10,293
United States Treasury Note/Bond	1.750%	3/31/22	10,649	10,842
United States Treasury Note/Bond	1.750%	4/30/22	6,175	6,284
United States Treasury Note/Bond	1.875%	5/31/22	5,650	5,791
United States Treasury Note/Bond	2.125%	6/30/22	1,040	1,081
United States Treasury Note/Bond	2.000%	7/31/22	6,975	7,195
United States Treasury Note/Bond	1.625%	8/15/22	205	207
United States Treasury Note/Bond	7.250%	8/15/22	100	135
United States Treasury Note/Bond	1.875%	8/31/22	4,459	4,564
United States Treasury Note/Bond	1.750%	9/30/22	10,287	10,446
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,672
United States Treasury Note/Bond	1.625%	11/15/22	4,125	4,157
United States Treasury Note/Bond	7.625%	11/15/22	40	56
United States Treasury Note/Bond	2.000%	11/30/22	7,850	8,090

United States Treasury Note/Bond	2.125%	12/31/22	8,629	8,965
United States Treasury Note/Bond	1.750%	1/31/23	5,625	5,704
United States Treasury Note/Bond	2.000%	2/15/23	123	127
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,311
United States Treasury Note/Bond	1.500%	2/28/23	2,150	2,145
United States Treasury Note/Bond	1.500%	3/31/23	8,000	7,976
United States Treasury Note/Bond	1.750%	5/15/23	12,970	13,150
United States Treasury Note/Bond	2.500%	8/15/23	7,160	7,632
United States Treasury Note/Bond	6.250%	8/15/23	6,565	8,715
United States Treasury Note/Bond	2.750%	11/15/23	7,111	7,704
United States Treasury Note/Bond	2.750%	2/15/24	9,410	10,192
United States Treasury Note/Bond	2.500%	5/15/24	9,960	10,593
United States Treasury Note/Bond	2.375%	8/15/24	11,564	12,184
United States Treasury Note/Bond	2.250%	11/15/24	10,181	10,618
United States Treasury Note/Bond	7.500%	11/15/24	25	37
United States Treasury Note/Bond	2.000%	2/15/25	3,325	3,397
United States Treasury Note/Bond	2.125%	5/15/25	9,810	10,117
United States Treasury Note/Bond	2.000%	8/15/25	10,781	10,989
United States Treasury Note/Bond	6.875%	8/15/25	1,957	2,826
United States Treasury Note/Bond	2.250%	11/15/25	7,496	7,805
United States Treasury Note/Bond	1.625%	2/15/26	10,356	10,210
United States Treasury Note/Bond	6.000%	2/15/26	4,160	5,756
United States Treasury Note/Bond	6.750%	8/15/26	630	925
United States Treasury Note/Bond	6.500%	11/15/26	765	1,111
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,569
United States Treasury Note/Bond	6.375%	8/15/27	185	270
United States Treasury Note/Bond	6.125%	11/15/27	346	499
United States Treasury Note/Bond	5.500%	8/15/28	955	1,329
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,963
United States Treasury Note/Bond	5.250%	2/15/29	2,183	2,998
United States Treasury Note/Bond	6.125%	8/15/29	2,255	3,356
United States Treasury Note/Bond	6.250%	5/15/30	1,900	2,899
United States Treasury Note/Bond	5.375%	2/15/31	2,150	3,084
United States Treasury Note/Bond	4.500%	2/15/36	1,950	2,676
United States Treasury Note/Bond	4.750%	2/15/37	925	1,309
United States Treasury Note/Bond	4.375%	2/15/38	1,900	2,569
United States Treasury Note/Bond	3.500%	2/15/39	2,195	2,613
United States Treasury Note/Bond	4.250%	5/15/39	3,782	5,007
United States Treasury Note/Bond	4.500%	8/15/39	2,306	3,159
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,792
United States Treasury Note/Bond	4.625%	2/15/40	5,050	7,034
United States Treasury Note/Bond	4.375%	5/15/40	3,735	5,028
United States Treasury Note/Bond	3.875%	8/15/40	2,930	3,673
United States Treasury Note/Bond	4.250%	11/15/40	5,125	6,787
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,622
United States Treasury Note/Bond	4.375%	5/15/41	500	675
United States Treasury Note/Bond	3.125%	11/15/41	20	22
United States Treasury Note/Bond	3.125%	2/15/42	281	313
United States Treasury Note/Bond	3.000%	5/15/42	5,050	5,486
United States Treasury Note/Bond	2.750%	8/15/42	4,510	4,659
United States Treasury Note/Bond	2.750%	11/15/42	17,546	18,094
United States Treasury Note/Bond	3.125%	2/15/43	5,200	5,761
United States Treasury Note/Bond	2.875%	5/15/43	4,850	5,112
United States Treasury Note/Bond	3.625%	8/15/43	6,980	8,482
United States Treasury Note/Bond	3.750%	11/15/43	4,617	5,738
United States Treasury Note/Bond	3.625%	2/15/44	3,224	3,911
United States Treasury Note/Bond	3.375%	5/15/44	6,129	7,107

United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,862
United States Treasury Note/Bond	3.000%	11/15/44	10,140	10,945
United States Treasury Note/Bond	2.500%	2/15/45	5,360	5,227
United States Treasury Note/Bond	3.000%	5/15/45	5,117	5,520
United States Treasury Note/Bond	2.875%	8/15/45	9,208	9,688
United States Treasury Note/Bond	3.000%	11/15/45	5,455	5,891
United States Treasury Note/Bond	2.500%	2/15/46	7,850	7,654
				1,153,394
Agency Bonds and Notes (2.7%)
1 AID-Israel	5.500%	12/4/23	50	62
1 AID-Israel	5.500%	4/26/24	475	594
1 AID-Jordan	1.945%	6/23/19	200	205
1 AID-Jordan	2.503%	10/30/20	225	236
1 AID-Jordan	2.578%	6/30/22	200	209
1 AID-Ukraine	1.844%	5/16/19	200	205
1 AID-Ukraine	1.847%	5/29/20	200	204
2 Federal Farm Credit Banks	1.125%	9/22/17	100	101
2 Federal Farm Credit Banks	1.000%	9/25/17	125	125
2 Federal Farm Credit Banks	1.125%	12/18/17	250	251
2 Federal Farm Credit Banks	1.110%	2/20/18	125	126
2 Federal Farm Credit Banks	1.100%	6/1/18	100	101
2 Federal Farm Credit Banks	5.150%	11/15/19	500	572
2 Federal Farm Credit Banks	3.500%	12/20/23	75	83
2 Federal Home Loan Banks	4.875%	5/17/17	550	576
2 Federal Home Loan Banks	0.875%	5/24/17	315	316
2 Federal Home Loan Banks	0.625%	5/30/17	1,500	1,499
2 Federal Home Loan Banks	1.000%	6/21/17	400	402
2 Federal Home Loan Banks	0.860%	8/1/17	250	251
2 Federal Home Loan Banks	0.750%	8/28/17	500	500
2 Federal Home Loan Banks	0.625%	10/26/17	1,400	1,397
2 Federal Home Loan Banks	5.000%	11/17/17	225	240
2 Federal Home Loan Banks	1.000%	12/19/17	1,000	1,004
2 Federal Home Loan Banks	1.375%	3/9/18	600	607
2 Federal Home Loan Banks	0.875%	3/19/18	885	886
2 Federal Home Loan Banks	1.125%	4/25/18	550	554
2 Federal Home Loan Banks	5.375%	8/15/18	150	166
2 Federal Home Loan Banks	1.875%	3/13/20	75	77
2 Federal Home Loan Banks	4.125%	3/13/20	300	334
2 Federal Home Loan Banks	5.250%	12/11/20	425	501
2 Federal Home Loan Banks	1.375%	2/18/21	450	451
2 Federal Home Loan Banks	5.625%	6/11/21	35	42
2 Federal Home Loan Banks	2.125%	3/10/23	970	995
2 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,931
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	5,000	5,032
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	440	442
3 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	600	600
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	679	682
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	700	703
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	214
3 Federal Home Loan Mortgage Corp.	1.000%	12/15/17	700	703
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	700	700
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,000	1,001
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	598
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	676
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	600	603
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,177
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	700	706

3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,158
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,300	1,310
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	839
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	190
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,305
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	734
3 Federal National Mortgage Assn.	0.750%	4/20/17	300	300
3 Federal National Mortgage Assn.	1.125%	4/27/17	2,950	2,964
3 Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,096
3 Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,056
3 Federal National Mortgage Assn.	0.875%	8/28/17	175	175
3 Federal National Mortgage Assn.	1.000%	9/27/17	550	552
3 Federal National Mortgage Assn.	0.875%	10/26/17	900	902
3 Federal National Mortgage Assn.	0.875%	12/20/17	1,500	1,503
3 Federal National Mortgage Assn.	0.875%	2/8/18	2,500	2,505
3 Federal National Mortgage Assn.	0.875%	3/28/18	1,000	1,002
3 Federal National Mortgage Assn.	0.875%	5/21/18	510	511
3 Federal National Mortgage Assn.	1.125%	7/20/18	1,500	1,510
3 Federal National Mortgage Assn.	1.875%	9/18/18	1,825	1,869
3 Federal National Mortgage Assn.	1.125%	10/19/18	700	705
3 Federal National Mortgage Assn.	1.625%	11/27/18	1,330	1,356
3 Federal National Mortgage Assn.	1.125%	12/14/18	1,000	1,006
3 Federal National Mortgage Assn.	1.375%	1/28/19	600	608
3 Federal National Mortgage Assn.	1.875%	2/19/19	500	514
3 Federal National Mortgage Assn.	1.000%	2/26/19	550	551
3 Federal National Mortgage Assn.	1.750%	6/20/19	1,000	1,024
3 Federal National Mortgage Assn.	1.750%	9/12/19	2,000	2,049
3 Federal National Mortgage Assn.	0.000%	10/9/19	275	261
3 Federal National Mortgage Assn.	1.750%	11/26/19	1,000	1,023
3 Federal National Mortgage Assn.	1.625%	1/21/20	1,000	1,018
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,000	1,011
3 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	1,010
3 Federal National Mortgage Assn.	1.875%	12/28/20	1,000	1,027
3 Federal National Mortgage Assn.	1.375%	2/26/21	550	551
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	527
3 Federal National Mortgage Assn.	6.250%	5/15/29	175	250
3 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,417
3 Federal National Mortgage Assn.	7.250%	5/15/30	300	466
3 Federal National Mortgage Assn.	6.625%	11/15/30	300	446
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	389
2 Financing Corp.	9.650%	11/2/18	225	275
Private Export Funding Corp.	2.250%	12/15/17	125	128
Private Export Funding Corp.	1.875%	7/15/18	100	102
Private Export Funding Corp.	4.375%	3/15/19	200	219
Private Export Funding Corp.	1.450%	8/15/19	125	126
Private Export Funding Corp.	2.250%	3/15/20	150	155
Private Export Funding Corp.	2.300%	9/15/20	50	52
Private Export Funding Corp.	4.300%	12/15/21	100	114
Private Export Funding Corp.	2.800%	5/15/22	125	132
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,078
Private Export Funding Corp.	3.550%	1/15/24	100	110
Private Export Funding Corp.	2.450%	7/15/24	100	101
Private Export Funding Corp.	3.250%	6/15/25	50	54
2 Tennessee Valley Authority	5.500%	7/18/17	275	292
2 Tennessee Valley Authority	4.500%	4/1/18	175	188
2 Tennessee Valley Authority	1.750%	10/15/18	150	153
2 Tennessee Valley Authority	3.875%	2/15/21	250	279

2	Tennessee Valley Authority	1.875%	8/15/22	175	176
2	Tennessee Valley Authority	2.875%	9/15/24	191	199
2	Tennessee Valley Authority	6.750%	11/1/25	134	183
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,472
2	Tennessee Valley Authority	4.650%	6/15/35	175	207
2	Tennessee Valley Authority	5.880%	4/1/36	250	340
2	Tennessee Valley Authority	5.500%	6/15/38	100	130
2	Tennessee Valley Authority	5.250%	9/15/39	225	288
2	Tennessee Valley Authority	3.500%	12/15/42	200	196
2	Tennessee Valley Authority	4.875%	1/15/48	100	119
2	Tennessee Valley Authority	5.375%	4/1/56	50	64
2	Tennessee Valley Authority	4.625%	9/15/60	180	204
2	Tennessee Valley Authority	4.250%	9/15/65	200	209
					77,675
Conventional Mortgage-Backed Securities (20.4%)
3,4	Fannie Mae Pool	2.000%	8/1/28–10/1/28	1,394	1,405
3,4,5 Fannie Mae Pool		2.500%	3/1/27–1/1/43	15,057	15,481
3,4,5 Fannie Mae Pool		3.000%	11/1/25–4/1/46	46,119	47,800
3,4	Fannie Mae Pool	3.500%	10/1/20–4/1/46	68,785	72,409
3,4,5 Fannie Mae Pool		4.000%	8/1/18–4/1/46	45,109	48,377
3,4	Fannie Mae Pool	4.500%	2/1/18–4/1/45	22,828	24,896
3,4	Fannie Mae Pool	5.000%	3/1/17–1/1/44	13,687	15,110
3,4	Fannie Mae Pool	5.500%	11/1/16–4/1/40	10,960	12,294
3,4	Fannie Mae Pool	6.000%	5/1/16–7/1/40	6,608	7,542
3,4	Fannie Mae Pool	6.500%	6/1/16–10/1/39	2,358	2,709
3,4	Fannie Mae Pool	7.000%	5/1/16–11/1/37	635	723
3,4	Fannie Mae Pool	7.500%	11/1/22–2/1/32	59	70
3,4	Fannie Mae Pool	8.000%	8/1/17–11/1/30	42	46
3,4	Fannie Mae Pool	8.500%	7/1/22–4/1/31	14	16
3,4	Fannie Mae Pool	9.000%	7/1/22–12/1/24	2	2
3,4	Fannie Mae Pool	9.500%	12/1/18–2/1/25	2	2
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	749	754
3,4	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	13,837	14,226
3,4,5 Freddie Mac Gold Pool		3.000%	10/1/26–4/1/46	31,200	32,282
3,4,5 Freddie Mac Gold Pool		3.500%	9/1/25–4/1/46	42,304	44,414
3,4,5 Freddie Mac Gold Pool		4.000%	7/1/18–4/1/46	27,503	29,409
3,4,5 Freddie Mac Gold Pool		4.500%	1/1/18–4/1/46	14,902	16,150
3,4,5 Freddie Mac Gold Pool		5.000%	10/1/17–4/1/46	8,136	8,897
3,4	Freddie Mac Gold Pool	5.500%	8/1/16–6/1/41	6,398	7,122
3,4	Freddie Mac Gold Pool	6.000%	4/1/16–3/1/39	4,143	4,697
3,4	Freddie Mac Gold Pool	6.500%	7/1/16–4/1/39	1,358	1,569
3,4	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	448	519
3,4	Freddie Mac Gold Pool	7.500%	11/1/19–4/1/28	36	38
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	31	39
3,4	Freddie Mac Gold Pool	8.500%	4/1/23–11/1/30	23	26
3,4	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	5	6
4	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	4,075	4,229
4,5	Ginnie Mae I Pool	3.500%	11/15/25–4/1/46	5,149	5,440
4,5	Ginnie Mae I Pool	4.000%	10/15/24–4/1/46	6,658	7,131
4	Ginnie Mae I Pool	4.500%	8/15/18–3/15/41	7,985	8,735
4,5	Ginnie Mae I Pool	5.000%	1/15/18–4/1/46	4,919	5,455
4	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	2,845	3,206
4	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	2,029	2,295
4	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	543	614
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	132	150
4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	59	62
4	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	36	41

4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	7	7
4	Ginnie Mae I Pool	9.000%	9/15/16–7/15/30	8	9
4	Ginnie Mae I Pool	9.500%	12/15/21	2	2
4	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	629	651
4,5	Ginnie Mae II Pool	3.000%	2/20/27–4/1/46	27,425	28,500
4,5	Ginnie Mae II Pool	3.500%	9/20/25–4/1/46	56,636	59,963
4,5	Ginnie Mae II Pool	4.000%	9/20/25–4/1/46	30,553	32,772
4,5	Ginnie Mae II Pool	4.500%	2/20/39–4/1/46	15,041	16,216
4	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	7,344	8,054
4	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	2,145	2,367
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,163	1,303
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	389	440
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	45	52
					596,724
Nonconventional Mortgage-Backed Securities (0.3%)
3,4,6 Fannie Mae Pool		1.581%	4/1/37	30	32
3,4,6 Fannie Mae Pool		2.052%	9/1/37	69	74
3,4,6 Fannie Mae Pool		2.114%	12/1/41	93	96
3,4	Fannie Mae Pool	2.115%	3/1/43	221	225
3,4	Fannie Mae Pool	2.187%	6/1/43	177	181
3,4	Fannie Mae Pool	2.214%	9/1/42	160	166
3,4	Fannie Mae Pool	2.237%	10/1/42	120	124
3,4	Fannie Mae Pool	2.266%	7/1/43	236	240
3,4,6 Fannie Mae Pool		2.341%	8/1/35	127	135
3,4,6 Fannie Mae Pool		2.360%	6/1/37	34	36
3,4,6 Fannie Mae Pool		2.385%	5/1/40	32	34
3,4	Fannie Mae Pool	2.387%	7/1/42	180	185
3,4	Fannie Mae Pool	2.399%	5/1/42	239	248
3,4,6 Fannie Mae Pool		2.410%	9/1/40	69	73
3,4,6 Fannie Mae Pool		2.415%	6/1/36	1	1
3,4	Fannie Mae Pool	2.425%	5/1/43	372	381
3,4	Fannie Mae Pool	2.440%	10/1/42	143	148
3,4,6 Fannie Mae Pool		2.441%	12/1/33	16	17
3,4,6 Fannie Mae Pool		2.445%	7/1/39	12	13
3,4,6 Fannie Mae Pool		2.450%	7/1/37	13	14
3,4,6 Fannie Mae Pool		2.452%	8/1/40	81	85
3,4,6 Fannie Mae Pool		2.458%	7/1/36–9/1/43	40	42
3,4,6 Fannie Mae Pool		2.482%	9/1/34	15	15
3,4,6 Fannie Mae Pool		2.485%	11/1/36	58	62
3,4,6 Fannie Mae Pool		2.487%	7/1/38	14	15
3,4,6 Fannie Mae Pool		2.519%	2/1/36	18	18
3,4,6 Fannie Mae Pool		2.524%	5/1/40	19	20
3,4,6 Fannie Mae Pool		2.527%	8/1/37	54	57
3,4,6 Fannie Mae Pool		2.534%	10/1/39	25	26
3,4,6 Fannie Mae Pool		2.544%	10/1/40	102	108
3,4,6 Fannie Mae Pool		2.553%	5/1/42	40	42
3,4,6 Fannie Mae Pool		2.559%	7/1/42	47	50
3,4,6 Fannie Mae Pool		2.573%	12/1/40	76	80
3,4,6 Fannie Mae Pool		2.576%	11/1/39	15	16
3,4,6 Fannie Mae Pool		2.599%	12/1/41	99	105
3,4	Fannie Mae Pool	2.618%	11/1/41	94	100
3,4,6 Fannie Mae Pool		2.626%	12/1/35	69	74
3,4,6 Fannie Mae Pool		2.634%	1/1/37	60	64
3,4,6 Fannie Mae Pool		2.670%	11/1/40	29	31
3,4,6 Fannie Mae Pool		2.675%	10/1/40	46	48
3,4,6 Fannie Mae Pool		2.676%	12/1/40	52	55
3,4,6 Fannie Mae Pool		2.683%	11/1/34	22	23

3,4,6 Fannie Mae Pool		2.685%	11/1/33–12/1/40	108	114
3,4	Fannie Mae Pool	2.701%	1/1/42	93	99
3,4,6 Fannie Mae Pool		2.710%	1/1/40	40	41
3,4,6 Fannie Mae Pool		2.739%	3/1/41	63	67
3,4,6 Fannie Mae Pool		2.749%	2/1/41	37	37
3,4	Fannie Mae Pool	2.758%	3/1/42	146	153
3,4	Fannie Mae Pool	2.768%	1/1/42	100	104
3,4	Fannie Mae Pool	2.786%	11/1/41	95	102
3,4,6 Fannie Mae Pool		2.797%	1/1/35	92	98
3,4,6 Fannie Mae Pool		2.827%	3/1/41	104	110
3,4	Fannie Mae Pool	2.887%	12/1/40	48	51
3,4,6 Fannie Mae Pool		2.912%	3/1/42	90	97
3,4	Fannie Mae Pool	2.941%	9/1/43	184	192
3,4	Fannie Mae Pool	3.052%	2/1/41	49	51
3,4	Fannie Mae Pool	3.149%	2/1/41	45	47
3,4,6 Fannie Mae Pool		3.190%	5/1/41	58	61
3,4	Fannie Mae Pool	3.353%	8/1/42	131	136
3,4	Fannie Mae Pool	3.564%	4/1/41	87	90
3,4	Fannie Mae Pool	3.569%	7/1/41	154	164
3,4	Fannie Mae Pool	3.580%	8/1/39	31	33
3,4	Fannie Mae Pool	3.582%	6/1/41	21	22
3,4	Fannie Mae Pool	3.756%	6/1/41	85	91
3,4	Fannie Mae Pool	3.833%	9/1/40	120	127
3,4,6 Fannie Mae Pool		3.925%	8/1/39	66	68
3,4,6 Fannie Mae Pool		4.065%	11/1/39	30	32
3,4,6 Fannie Mae Pool		4.285%	12/1/39	68	71
3,4	Fannie Mae Pool	4.855%	3/1/38	23	23
3,4	Fannie Mae Pool	5.287%	5/1/36	4	4
3,4	Fannie Mae Pool	5.520%	4/1/37	33	35
3,4	Fannie Mae Pool	5.592%	10/1/37	49	51
3,4	Fannie Mae Pool	5.758%	12/1/37	47	51
3,4,6 Fannie Mae Pool		6.076%	10/1/37	55	57
3,4,6 Freddie Mac Non Gold Pool		1.735%	10/1/37	2	2
3,4,6 Freddie Mac Non Gold Pool		1.895%	6/1/37	43	45
3,4	Freddie Mac Non Gold Pool	2.334%	5/1/42	23	24
3,4,6 Freddie Mac Non Gold Pool		2.375%	5/1/38	5	5
3,4,6 Freddie Mac Non Gold Pool		2.479%	7/1/35	25	26
3,4,6 Freddie Mac Non Gold Pool		2.492%	10/1/37	24	26
3,4,6 Freddie Mac Non Gold Pool		2.500%	5/1/36–1/1/38	35	38
3,4,6 Freddie Mac Non Gold Pool		2.505%	5/1/40	22	23
3,4,6 Freddie Mac Non Gold Pool		2.515%	12/1/36	21	23
3,4	Freddie Mac Non Gold Pool	2.571%	2/1/42	79	83
3,4,6 Freddie Mac Non Gold Pool		2.573%	5/1/40	21	22
3,4,6 Freddie Mac Non Gold Pool		2.587%	12/1/34	35	36
3,4,6 Freddie Mac Non Gold Pool		2.602%	1/1/35	7	7
3,4,6 Freddie Mac Non Gold Pool		2.612%	12/1/36	56	58
3,4,6 Freddie Mac Non Gold Pool		2.619%	12/1/40	70	72
3,4,6 Freddie Mac Non Gold Pool		2.621%	11/1/34	45	47
3,4,6 Freddie Mac Non Gold Pool		2.630%	6/1/40	38	40
3,4,6 Freddie Mac Non Gold Pool		2.631%	6/1/40	43	45
3,4,6 Freddie Mac Non Gold Pool		2.634%	12/1/35	33	35
3,4,6 Freddie Mac Non Gold Pool		2.642%	3/1/37	7	8
3,4,6 Freddie Mac Non Gold Pool		2.653%	2/1/37	12	13
3,4	Freddie Mac Non Gold Pool	2.753%	2/1/42	65	68
3,4,6 Freddie Mac Non Gold Pool		2.755%	11/1/40–12/1/40	62	64
3,4,6 Freddie Mac Non Gold Pool		2.762%	11/1/40	65	67
3,4	Freddie Mac Non Gold Pool	2.774%	1/1/41	75	79

3,4,6 Freddie Mac Non Gold Pool		2.928%	3/1/41	25	26
3,4,6 Freddie Mac Non Gold Pool		2.966%	10/1/36	26	29
3,4,6 Freddie Mac Non Gold Pool		2.976%	2/1/36	17	17
3,4,6 Freddie Mac Non Gold Pool		3.025%	2/1/41	21	22
3,4,6 Freddie Mac Non Gold Pool		3.035%	2/1/41	74	79
3,4	Freddie Mac Non Gold Pool	3.065%	1/1/41	16	17
3,4	Freddie Mac Non Gold Pool	3.114%	6/1/41	38	40
3,4	Freddie Mac Non Gold Pool	3.577%	6/1/40	99	105
3,4	Freddie Mac Non Gold Pool	3.672%	9/1/40	91	96
3,4	Freddie Mac Non Gold Pool	5.253%	3/1/38	63	66
3,4	Freddie Mac Non Gold Pool	5.631%	9/1/37	24	24
3,4	Freddie Mac Non Gold Pool	5.861%	5/1/37	46	47
3,4	Freddie Mac Non Gold Pool	6.140%	12/1/36	32	34
4,6	Ginnie Mae II Pool	1.750%	4/20/41	28	29
4,6	Ginnie Mae II Pool	2.000%	10/20/38–6/20/43	533	557
4,6	Ginnie Mae II Pool	2.250%	5/20/41	39	41
4,6	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	230	235
4,5,6 Ginnie Mae II Pool		3.000%	7/20/38–11/20/41	310	327
4,5,6 Ginnie Mae II Pool		3.500%	1/20/41–10/20/41	274	289
4,5	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	114	120
					9,194
Total U.S. Government and Agency Obligations (Cost $1,775,811)					1,836,987
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	68	70
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	17	17
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	25	25
4	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	62	62
4	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	25	25
4	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	100	100
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	55	55
4	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	31	31
4	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	50	50
4	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	75	75
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	75	75
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	25	25
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	50	50
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	100	100
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	50	50
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	100	100
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	150	150
4	American Express Credit Account Secured
	Note Trust 2014-3	1.490%	4/15/20	175	176
4	American Express Credit Account Secured
	Note Trust 2014-4	1.430%	6/15/20	100	100
4	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	10	10
4	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	4	4
4	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	16	16
4	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	25	25
4	AmeriCredit Automobile Receivables Trust
	2014-3	1.150%	6/10/19	50	50

4 AmeriCredit Automobile Receivables Trust
2015-2	1.270%	1/8/20	75	75
4 Banc of America Commercial Mortgage Trust
2006-2	5.968%	5/10/45	85	85
4 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	50	51
4 Banc of America Commercial Mortgage Trust
2008-1	6.219%	2/10/51	381	401
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	50	53
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	75	80
Bank of Nova Scotia	2.125%	9/11/19	250	254
Bank of Nova Scotia	1.850%	4/14/20	450	451
4 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	100	100
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	95	96
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.721%	6/11/40	150	154
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	218	225
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.885%	6/11/50	235	245
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	575	592
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	65	66
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	190	195
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	792	822
4 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	100	100
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	75	75
4 BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	125	125
4 BMW Vehicle Owner Trust 2015-2	1.400%	9/20/18	100	100
4 BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	50	50
4 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	21	21
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	30	30
4 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	4	4
4 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	25	25
4 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	25	25
4 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	50	50
4 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	25	25
4 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	200	200
4 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	50	50
4 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	125	125
4 Capital Auto Receivables Asset Trust 2015-3	1.720%	1/22/19	100	100
4 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	100	100
4 Capital Auto Receivables Asset Trust 2015-3	1.970%	1/21/20	75	75
4 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	75	75
4 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	75	75
4 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	75	75
4 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	225	239
4 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	50	50

4 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	150	151
4 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	250	254
4 Capital One Multi-asset Execution Trust 2015-
A5	1.600%	5/17/21	100	101
4 Capital One Multi-asset Execution Trust 2015-
A8	2.050%	8/15/23	150	152
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	55	55
4 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	20	20
4 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	33	33
4 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	32	32
4 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	40	40
4 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	13	13
4 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	25	25
4 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	24	24
4 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	25	25
4 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	63	63
4 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	75	75
4 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	25	25
4 Carmax Auto Owner Trust 2014-4	1.250%	11/15/19	125	125
4 Carmax Auto Owner Trust 2015-2	1.370%	3/16/20	50	50
4 Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	50	50
4 Carmax Auto Owner Trust 2015-3	1.630%	5/15/20	100	101
4 Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	50	50
4 Carmax Auto Owner Trust 2015-4	1.560%	11/16/20	100	100
4 Carmax Auto Owner Trust 2015-4	1.830%	6/15/21	50	50
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	361	374
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	17	17
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	26	28
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	372
4 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	135
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	150	150
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	314
4 Chase Issuance Trust 2013-A1	1.300%	2/18/20	275	276
4 Chase Issuance Trust 2013-A8	1.010%	10/15/18	225	225
4 Chase Issuance Trust 2014-A1	1.150%	1/15/19	125	125
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	234
4 Chase Issuance Trust 2014-A6	1.260%	7/15/19	300	300
4 Chase Issuance Trust 2014-A7	1.380%	11/15/19	225	226
4 Chase Issuance Trust 2015-A2	1.590%	2/18/20	597	602
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	151
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	325	326
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	266
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	263
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	104
4 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	425	424
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	207
4 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	500	510
4 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	325	328
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	105	105
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	100	102

4	Citigroup Commercial Mortgage Trust 2007-
	C6	5.705%	12/10/49	600	614
4	Citigroup Commercial Mortgage Trust 2008-
	C7	6.137%	12/10/49	456	474
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	75	78
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	100	104
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	75	77
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	50	56
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.649%	9/10/46	75	83
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	2.790%	3/10/47	37	38
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	25	26
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	25	27
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	25	27
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	50	54
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	50	54
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	100	106
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	175	185
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	225	229
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	100	103
4	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	50	51
4	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	175	179
4	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	84	85
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	100	107
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	100	107
4	Citigroup Commercial Mortgage Trust 2016-
	C32	3.616%	2/10/49	225	238
4	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.762%	5/15/46	253	260
4	COMM 2006-C7 Mortgage Trust	5.844%	6/10/46	106	106
4	COMM 2007-C9 Mortgage Trust	5.813%	12/10/49	527	538
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	61
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	69
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	82
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	129
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	30	31
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	30	32
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	40	44

4 COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	50	56
4 COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	30	34
4 COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	16	16
4 COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	51
4 COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	53
4 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	54
4 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	55
4 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	27
4 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	27
4 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	68
4 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	52
4 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	76
4 COMM 2013-CCRE9 Mortgage Trust	4.231%	7/10/45	90	101
4 COMM 2013-CR10 Mortgage Trust	4.210%	8/10/46	20	22
4 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	41
4 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	45
4 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	108
4 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	60
4 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	87	89
4 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	32
4 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	62
4 COMM 2014-CCRE15 Mortgage Trust	4.714%	2/10/47	28	31
4 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	53
4 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	82
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	190
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	54
4 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	86	90
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	186
4 COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	50	52
4 COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	25	26
4 COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	50	55
4 COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	25	27
4 COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	50	53
4 COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	50	53
4 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	51
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	75	82
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	104
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	55
4 COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	25	26
4 COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	125	129
4 COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	50	52
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	25
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	23
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	58
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
4 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	52
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	108
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	133
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	46
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	135
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	125	130
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	131
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	240
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	54
4 COMM 2015-CR22 Mortgage Trust	2.856%	3/10/48	50	51
4 COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	150	156

4	COMM 2015-CR22 Mortgage Trust	3.603%	3/10/48	50	52
4	COMM 2015-CR23 Mortgage Trust	3.257%	5/10/48	75	78
4	COMM 2015-CR23 Mortgage Trust	3.497%	5/10/48	100	105
4	COMM 2015-CR23 Mortgage Trust	3.801%	5/10/48	50	52
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	125	135
4	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	225	240
4	COMM 2015-CR27 Mortgage Trust	3.404%	10/10/48	125	132
4	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	125	133
4	COMM 2016-CR28 Mortgage Trust	3.762%	2/10/49	150	161
4	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	130
4	Commercial Mortgage Trust 2006-GG7	5.892%	7/10/38	39	39
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	50	51
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	131	132
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	134	136
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.699%	6/15/39	145	147
4	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	100	106
4	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	75	79
4	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	50	51
4	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	85	84
4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	150	158
4	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	75	79
4	CSAIL Commercial Mortgage Trust 2015-C3	3.448%	8/15/48	85	90
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	100	107
4	CSAIL Commercial Mortgage Trust 2015-C3	4.111%	8/15/48	50	49
4	CSAIL Commercial Mortgage Trust 2015-C4	3.617%	11/15/48	50	53
4	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	75	81
4	DBJPM 16-C1	3.276%	5/10/49	75	77
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	292
4	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	200	199
4	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	300	301
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	277
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	225	226
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	228
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	350	352
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	150	165
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	275	301
3,4	Fannie Mae-Aces 2013-M12	2.395%	3/25/23	282	285
3,4	Fannie Mae-Aces 2013-M14	2.505%	4/25/23	327	335
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	350	374
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	25	26
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	100	101
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	434	445
3,4	Fannie Mae-Aces 2014-M1	3.305%	7/25/23	450	483
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	200	205
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	350	365
3,4	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	42	43
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	48	50
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	125	131
3,4	Fannie Mae-Aces 2014-M15	2.509%	7/25/22	150	154
3,4	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	77	78
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	346	374
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	134	140
3,4	Fannie Mae-Aces 2014-M3	3.475%	1/25/24	175	190

3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	189
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	325	338
3,4	Fannie Mae-Aces 2014-M7	3.248%	6/25/24	345	377
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	44	46
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	183
3,4	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	200	201
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	211
3,4	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	75	76
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	306
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	104
3,4	Fannie Mae-Aces 2015-M12	2.792%	5/25/25	225	230
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	283
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	218	219
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	103
3,4	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	50	50
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	204
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	119	124
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	104
3	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	200
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	102
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	202	206
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	151	155
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	116	118
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	185	189
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	75	76
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	192	197
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	250	276
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	133	146
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	350	368
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	150	153
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	350	359
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	225	230
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	325	334
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	325	336
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	475	505
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	325	352
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	285	297
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	325	348

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	340	365
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	297	312
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	340	366
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	301	317
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	325	345
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	288	313
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	400	433
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	325	356
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	113	118
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	400	433
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	68	72
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	225	242
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	95	100
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	275	292
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	275	293
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	48	50
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	48	50
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.493%	11/25/24	122	128
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	150	159
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.023%	1/25/25	175	184
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	175	187
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	99	104
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	175	189
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	225	242
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	125	132
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	200	216
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	125	133
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	75	79

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	157	158
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	325	334
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	100	103
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	541	557
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	100	102
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	150	153
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K708	1.670%	10/25/18	7	7
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	25	25
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	190	190
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	425	426
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	200	201
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	525	537
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	400	421
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	370	393
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	8/25/47	65	67
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	225	237
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	218	225
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	225	235
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	125	131
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.716%	6/25/22	150	156
4	Fifth Third Auto 2014-1	0.680%	4/16/18	34	34
4	Fifth Third Auto 2014-1	1.420%	3/16/20	100	100
4	Fifth Third Auto 2014-1	1.140%	10/15/20	50	50
4	Fifth Third Auto 2014-2	0.890%	11/15/18	45	45
4	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	6	6
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	40	40
4	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	46	46
4	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	100	100
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	50	50
4	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	75	75
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	75	75
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	1	1
4	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	6	6
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	30	30
4	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	17	17
4	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	26	26
4	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	82	82

4 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	50	50
4 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	25	25
4 Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	75	75
4 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	50	50
4 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	50	50
4 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	50	50
4 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	100	100
4 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	100	100
4 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	225	224
4 Ford Credit Floorplan Master Owner Trust A
Series 2016-1	1.760%	2/15/21	225	225
4 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	149
4 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	275	277
4 GM Financial Leasing Trust 2015-2	1.680%	12/20/18	100	100
4 GM Financial Leasing Trust 2015-2	1.850%	7/22/19	50	50
4 GM Financial Leasing Trust 2015-3	1.690%	3/20/19	50	50
4 GM Financial Leasing Trust 2015-3	1.810%	11/20/19	50	50
4 GM Financial Leasing Trust 2016-1	1.790%	3/20/20	100	100
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	86
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	300	319
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	185
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	128
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	95
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	36
4 GS Mortgage Securities Trust 2013-GC13	4.035%	7/10/46	20	22
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	94
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	40
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	46
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	32
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	167
4 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	50	53
4 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	50	54
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	135
4 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	25	27
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	50	52
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	79
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	241
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	53
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	52
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	156
4 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	100	103
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	156
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	132
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	53
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	131
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	105
4 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	86	86
4 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	2	2
4 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	38	38
4 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	19	19
4 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	50	50
4 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	50	50

4 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	36	36
4 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	39	39
4 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	98	98
4 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	50	50
4 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	100	100
4 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	75	75
4 Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	75	75
4 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	50	50
4 Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	100	100
4 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	50	50
4 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	125	125
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	125	125
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	42	42
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	104	104
4 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	10	10
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	50	50
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	60	60
4 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	35	35
4 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	80	80
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	50	50
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	50	50
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	50	50
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.935%	4/17/45	65	65
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	115	116
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	464	479
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.878%	2/12/51	75	79
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.743%	6/15/49	300	303
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	225	241
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	155
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	188
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	54
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	41
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	215
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	42
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.025%	7/15/45	26	28
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	43
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	111
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	33

4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	70	72
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	11
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	72
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	39
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	140
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	27
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.811%	2/15/47	30	33
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	104
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	54
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	32
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	27
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	189
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	93
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	54
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	80
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	214
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	54
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	125	130
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	185
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	103
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	114

4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	61
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	125	129
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	129
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	100	104
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	60
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	106
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	133
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	108
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	54
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	56
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	61
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	132
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	132
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	88
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	79
4 JPMCC Commercial Mortgage Securities
Trust 2015-JP1	3.914%	1/15/49	75	81
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	79	80
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	60	61
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	75	76
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	611	616
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	264	268
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	514	535
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.084%	4/15/41	176	186
4 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	175	175
4 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	50	50
4 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	50	50
4 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	4	4
4 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	26	26
4 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	45	45
4 Mercedes-Benz Auto Receivables Trust 2015-
1	1.340%	12/16/19	50	50
4 Mercedes-Benz Auto Receivables Trust 2015-
1	1.750%	12/15/21	25	25
4 Merrill Lynch Mortgage Trust 2006-C1	5.761%	5/12/39	50	50
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	125	125
4 Merrill Lynch Mortgage Trust 2007-C1	5.837%	6/12/50	750	764

4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	352	369
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	85	85
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	50	51
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	398	403
4 ML-CFC Commercial Mortgage Trust 2007-7	5.737%	6/12/50	135	138
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	120	124
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	105
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.214%	8/15/46	40	44
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.414%	8/15/46	20	22
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	111
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	70
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	67	67
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	100	103
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	100	106
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	110
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.642%	2/15/47	100	110
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	25	26
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	109
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.324%	6/15/47	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.444%	10/15/47	50	54
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	125	130
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	75	79
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	50	52

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	200	207
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	100	103
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	75	78
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	75	78
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	125	134
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	125	132
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	75	80
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	75	79
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	75	79
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	75	80
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	100	105
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	225	237
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	4	4
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	112	112
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	125	126
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	115	116
4 Morgan Stanley Capital I Trust 2006-IQ11	5.871%	10/15/42	13	13
4 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	50	51
4 Morgan Stanley Capital I Trust 2006-TOP23	5.891%	8/12/41	50	50
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	420	427
4 Morgan Stanley Capital I Trust 2007-IQ15	5.918%	6/11/49	227	231
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	548	566
4 Morgan Stanley Capital I Trust 2007-IQ16	6.054%	12/12/49	125	131
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	103
4 Morgan Stanley Capital I Trust 2007-TOP27	5.645%	6/11/42	292	302
4 Morgan Stanley Capital I Trust 2007-TOP27	5.645%	6/11/42	150	156
4 Morgan Stanley Capital I Trust 2008-TOP29	6.268%	1/11/43	399	420
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	368
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	79
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	81
7 National Australia Bank Ltd.	2.250%	3/16/21	300	303
4 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	50	50
4 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	100	100
4 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	50	50
4 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	238	238
4 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	15	15
4 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	40	40
4 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	24	24
4 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	25	25

4 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	33	33
4 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	75	75
4 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	50	50
4 Nissan Auto Receivables 2015-B Owner Trust	1.050%	10/15/19	100	100
4 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	75	75
4 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	50	50
4 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	50	50
4 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	75	76
4 Royal Bank of Canada	1.200%	9/19/18	300	300
Royal Bank of Canada	2.200%	9/23/19	225	228
4 Royal Bank of Canada	2.000%	10/1/19	400	405
Royal Bank of Canada	2.100%	10/14/20	800	807
4 Royal Bank of Canada	1.875%	2/5/21	400	401
Royal Bank of Canada	2.300%	3/22/21	175	175
4 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	3	3
4 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	47	47
4 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	100	100
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.528%	8/15/39	26	26
7 Toronto-Dominion Bank	2.250%	3/15/21	550	557
4 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	30	30
4 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	25	25
4 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	43	43
4 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	25	25
4 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	175	175
4 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	125	126
4 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	100	100
4 Toyota Auto Receivables Owner Trust 2015-C	1.690%	12/15/20	75	76
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	108
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	75	78
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	26
4 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	19	19
4 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	25	25
4 Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	13	13
4 Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	25	25
4 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	67	67
4 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	50	50
4 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	150	149
4 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	75	74
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.018%	6/15/45	34	34
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C30	5.342%	12/15/43	150	152
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C33	5.946%	2/15/51	124	126
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	72

4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	50	51
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	81
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	100	104
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	78
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	130
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	80
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	128
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	76
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	275	283
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	184
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	32
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	131
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	185
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	30
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	225	231
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	53
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	80
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	79
4 Wells Fargo Commercial Mortgage Trust
2015-NSX1	2.632%	5/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-NSX1	2.934%	5/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-NSX1	3.148%	5/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	106
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	54
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	12/15/47	100	107
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	60
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	132

4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	51
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	185
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	133
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	108
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	78
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	145
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	98
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	41
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	19
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	78
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	158
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	78
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	21
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	110
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	22
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	50	52
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	32
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	34
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	56
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	16	16
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	55
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	25	26

4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	80
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	162
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	76	81
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	54
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	65	69
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	69
4 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	30	30
4 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	60	63
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	152
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	66
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	60	60
4 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	24	24
4 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	25	25
4 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	40	40
4 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	50	50
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	75	75
4 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	50	50
4 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	50	50
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	50	50
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	25	25
4 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $85,341)				87,579
Corporate Bonds (27.6%)
Finance (8.6%)
Banking (6.0%)
Abbey National Treasury Services plc	1.375%	3/13/17	200	200
Abbey National Treasury Services plc	3.050%	8/23/18	150	154
Abbey National Treasury Services plc	2.500%	3/14/19	750	757
Abbey National Treasury Services plc	2.350%	9/10/19	175	176
Abbey National Treasury Services plc	2.375%	3/16/20	300	300
Abbey National Treasury Services plc	4.000%	3/13/24	150	160
American Express Centurion Bank	5.950%	6/12/17	50	53
American Express Centurion Bank	6.000%	9/13/17	625	664
American Express Co.	6.150%	8/28/17	261	278

American Express Co.	7.000%	3/19/18	650	713
American Express Co.	3.625%	12/5/24	150	151
American Express Co.	4.050%	12/3/42	67	67
American Express Credit Corp.	2.375%	3/24/17	250	253
American Express Credit Corp.	2.250%	8/15/19	1,000	1,010
American Express Credit Corp.	2.375%	5/26/20	300	304
American Express Credit Corp.	2.600%	9/14/20	300	306
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	240	240
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	300	302
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	300	308
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	266
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	252
Bank of America Corp.	5.420%	3/15/17	125	129
Bank of America Corp.	5.700%	5/2/17	300	312
Bank of America Corp.	6.400%	8/28/17	400	425
Bank of America Corp.	6.000%	9/1/17	371	392
Bank of America Corp.	5.750%	12/1/17	285	303
Bank of America Corp.	2.000%	1/11/18	475	477
Bank of America Corp.	6.875%	4/25/18	1,875	2,059
Bank of America Corp.	5.650%	5/1/18	900	966
Bank of America Corp.	1.750%	6/5/18	300	300
Bank of America Corp.	6.500%	7/15/18	75	82
Bank of America Corp.	2.600%	1/15/19	1,225	1,244
Bank of America Corp.	2.650%	4/1/19	400	407
Bank of America Corp.	7.625%	6/1/19	300	349
Bank of America Corp.	2.250%	4/21/20	500	495
Bank of America Corp.	5.625%	7/1/20	350	393
Bank of America Corp.	2.625%	10/19/20	500	503
Bank of America Corp.	5.700%	1/24/22	125	144
Bank of America Corp.	3.300%	1/11/23	650	655
Bank of America Corp.	4.100%	7/24/23	300	316
Bank of America Corp.	4.125%	1/22/24	325	342
Bank of America Corp.	4.000%	4/1/24	725	761
Bank of America Corp.	4.200%	8/26/24	475	483
Bank of America Corp.	4.000%	1/22/25	425	426
Bank of America Corp.	3.950%	4/21/25	500	497
Bank of America Corp.	3.875%	8/1/25	800	832
Bank of America Corp.	4.450%	3/3/26	225	232
Bank of America Corp.	4.250%	10/22/26	350	355
Bank of America Corp.	6.110%	1/29/37	435	501
Bank of America Corp.	7.750%	5/14/38	240	328
Bank of America Corp.	5.875%	2/7/42	225	273
Bank of America Corp.	5.000%	1/21/44	600	660
Bank of America Corp.	4.875%	4/1/44	300	327
Bank of America Corp.	4.750%	4/21/45	100	98
Bank of America NA	5.300%	3/15/17	625	647
Bank of America NA	6.100%	6/15/17	500	524
Bank of America NA	2.050%	12/7/18	250	252
Bank of America NA	6.000%	10/15/36	250	303
Bank of Montreal	1.300%	7/14/17	100	100
Bank of Montreal	1.400%	4/10/18	250	250
Bank of Montreal	1.800%	7/31/18	250	252
Bank of Montreal	2.375%	1/25/19	150	153
Bank of Montreal	2.550%	11/6/22	150	152
Bank of New York Mellon Corp.	1.300%	1/25/18	125	125
Bank of New York Mellon Corp.	2.100%	1/15/19	250	255
Bank of New York Mellon Corp.	2.200%	5/15/19	275	279

Bank of New York Mellon Corp.	5.450%	5/15/19	200	222
Bank of New York Mellon Corp.	2.300%	9/11/19	500	512
Bank of New York Mellon Corp.	2.600%	8/17/20	175	180
Bank of New York Mellon Corp.	2.450%	11/27/20	150	153
Bank of New York Mellon Corp.	3.550%	9/23/21	300	320
Bank of New York Mellon Corp.	3.250%	9/11/24	150	155
Bank of New York Mellon Corp.	3.000%	2/24/25	250	253
Bank of Nova Scotia	1.250%	4/11/17	170	170
Bank of Nova Scotia	1.300%	7/21/17	100	100
Bank of Nova Scotia	1.375%	12/18/17	100	100
Bank of Nova Scotia	1.700%	6/11/18	200	201
Bank of Nova Scotia	2.050%	10/30/18	450	454
Bank of Nova Scotia	1.950%	1/15/19	175	177
Bank of Nova Scotia	2.350%	10/21/20	1,000	1,017
Bank of Nova Scotia	2.450%	3/22/21	200	202
Bank of Nova Scotia	2.800%	7/21/21	450	462
Bank of Nova Scotia	4.500%	12/16/25	600	601
Barclays Bank plc	2.500%	2/20/19	250	254
Barclays Bank plc	3.750%	5/15/24	125	129
Barclays plc	2.000%	3/16/18	250	248
Barclays plc	2.750%	11/8/19	100	100
Barclays plc	2.875%	6/8/20	250	247
Barclays plc	3.250%	1/12/21	300	300
Barclays plc	4.375%	9/11/24	200	188
Barclays plc	3.650%	3/16/25	350	330
Barclays plc	4.375%	1/12/26	300	297
Barclays plc	5.250%	8/17/45	250	253
BB&T Corp.	2.150%	3/22/17	175	177
BB&T Corp.	4.900%	6/30/17	75	78
BB&T Corp.	1.450%	1/12/18	250	250
BB&T Corp.	6.850%	4/30/19	400	457
BB&T Corp.	5.250%	11/1/19	100	109
BB&T Corp.	2.450%	1/15/20	130	132
Bear Stearns Cos. LLC	5.550%	1/22/17	150	155
Bear Stearns Cos. LLC	6.400%	10/2/17	400	428
Bear Stearns Cos. LLC	7.250%	2/1/18	525	577
BNP Paribas SA	2.375%	9/14/17	600	607
BNP Paribas SA	2.700%	8/20/18	275	282
BNP Paribas SA	2.400%	12/12/18	225	229
BNP Paribas SA	2.450%	3/17/19	75	76
BNP Paribas SA	2.375%	5/21/20	375	377
BNP Paribas SA	5.000%	1/15/21	475	531
BPCE SA	2.500%	12/10/18	175	178
BPCE SA	2.500%	7/15/19	250	254
BPCE SA	2.250%	1/27/20	125	126
BPCE SA	2.650%	2/3/21	275	279
BPCE SA	4.000%	4/15/24	325	347
Branch Banking & Trust Co.	1.350%	10/1/17	100	100
Branch Banking & Trust Co.	3.625%	9/16/25	500	524
Capital One Bank USA NA	1.150%	11/21/16	300	300
Capital One Bank USA NA	1.300%	6/5/17	250	249
Capital One Bank USA NA	2.150%	11/21/18	100	100
Capital One Bank USA NA	2.300%	6/5/19	400	398
Capital One Bank USA NA	8.800%	7/15/19	350	412
Capital One Bank USA NA	3.375%	2/15/23	235	236
Capital One Financial Corp.	6.750%	9/15/17	50	53
Capital One Financial Corp.	2.450%	4/24/19	200	201

	Capital One Financial Corp.	4.750%	7/15/21	50	55
	Capital One Financial Corp.	3.500%	6/15/23	27	27
	Capital One Financial Corp.	3.750%	4/24/24	175	180
	Capital One Financial Corp.	4.200%	10/29/25	175	178
	Capital One NA	1.650%	2/5/18	400	397
	Capital One NA	2.400%	9/5/19	100	100
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	585
	Citigroup Inc.	1.550%	8/14/17	150	150
	Citigroup Inc.	6.000%	8/15/17	71	75
	Citigroup Inc.	6.125%	11/21/17	330	352
	Citigroup Inc.	1.800%	2/5/18	225	225
	Citigroup Inc.	6.125%	5/15/18	314	342
	Citigroup Inc.	2.150%	7/30/18	400	402
	Citigroup Inc.	2.500%	9/26/18	675	685
	Citigroup Inc.	2.050%	12/7/18	500	502
	Citigroup Inc.	2.550%	4/8/19	1,000	1,015
	Citigroup Inc.	2.400%	2/18/20	250	251
	Citigroup Inc.	5.375%	8/9/20	50	56
	Citigroup Inc.	2.700%	3/30/21	500	503
	Citigroup Inc.	4.500%	1/14/22	400	438
	Citigroup Inc.	3.375%	3/1/23	175	177
	Citigroup Inc.	3.500%	5/15/23	800	798
	Citigroup Inc.	3.875%	10/25/23	450	471
	Citigroup Inc.	4.000%	8/5/24	200	202
	Citigroup Inc.	3.875%	3/26/25	100	99
	Citigroup Inc.	3.300%	4/27/25	250	250
	Citigroup Inc.	4.400%	6/10/25	1,500	1,523
	Citigroup Inc.	5.500%	9/13/25	75	82
	Citigroup Inc.	4.600%	3/9/26	250	255
	Citigroup Inc.	4.450%	9/29/27	1,000	1,004
	Citigroup Inc.	6.625%	6/15/32	100	117
	Citigroup Inc.	6.125%	8/25/36	75	84
	Citigroup Inc.	8.125%	7/15/39	562	831
	Citigroup Inc.	5.875%	1/30/42	100	120
	Citigroup Inc.	5.300%	5/6/44	375	392
	Citigroup Inc.	4.650%	7/30/45	200	208
	Citizens Bank NA	1.600%	12/4/17	100	100
	Citizens Bank NA	2.300%	12/3/18	125	125
	Citizens Bank NA	2.450%	12/4/19	100	100
	Citizens Financial Group Inc.	4.300%	12/3/25	125	129
	Comerica Bank	5.200%	8/22/17	75	78
	Comerica Bank	4.000%	7/27/25	50	50
	Commonwealth Bank of Australia	1.400%	9/8/17	100	100
	Commonwealth Bank of Australia	1.900%	9/18/17	250	252
	Commonwealth Bank of Australia	1.625%	3/12/18	750	753
	Commonwealth Bank of Australia	1.750%	11/2/18	175	175
	Commonwealth Bank of Australia	2.050%	3/15/19	125	126
	Commonwealth Bank of Australia	2.300%	9/6/19	100	101
	Commonwealth Bank of Australia	2.400%	11/2/20	350	354
7	Commonwealth Bank of Australia	4.500%	12/9/25	200	202
	Commonwealth Bank of Australia	2.550%	3/15/21	175	178
	Compass Bank	1.850%	9/29/17	100	100
	Compass Bank	6.400%	10/1/17	75	79
	Compass Bank	2.750%	9/29/19	100	99
	Cooperatieve Rabobank UA	1.700%	3/19/18	325	327
	Cooperatieve Rabobank UA	2.250%	1/14/19	500	507
	Cooperatieve Rabobank UA	2.250%	1/14/20	750	756

Cooperatieve Rabobank UA	4.500%	1/11/21	150	165
Cooperatieve Rabobank UA	3.875%	2/8/22	525	559
Cooperatieve Rabobank UA	3.950%	11/9/22	125	128
Cooperatieve Rabobank UA	4.625%	12/1/23	175	184
Cooperatieve Rabobank UA	3.375%	5/21/25	275	283
Cooperatieve Rabobank UA	4.375%	8/4/25	100	103
Cooperatieve Rabobank UA	5.250%	5/24/41	100	119
Cooperatieve Rabobank UA	5.750%	12/1/43	250	291
Cooperatieve Rabobank UA	5.250%	8/4/45	100	108
Cooperatieve Rabobank UA	2.500%	1/19/21	600	606
Credit Suisse	1.375%	5/26/17	450	449
Credit Suisse	6.000%	2/15/18	100	107
Credit Suisse	1.700%	4/27/18	350	349
Credit Suisse	2.300%	5/28/19	400	404
Credit Suisse	5.300%	8/13/19	175	192
Credit Suisse	5.400%	1/14/20	325	350
Credit Suisse	3.000%	10/29/21	600	611
Credit Suisse	3.625%	9/9/24	650	659
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	250	247
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	300	299
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	240
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	358
Deutsche Bank AG	1.350%	5/30/17	225	223
Deutsche Bank AG	6.000%	9/1/17	800	842
Deutsche Bank AG	1.875%	2/13/18	250	248
Deutsche Bank AG	2.500%	2/13/19	150	152
Deutsche Bank AG	2.950%	8/20/20	100	100
Deutsche Bank AG	3.125%	1/13/21	100	100
Deutsche Bank AG	3.700%	5/30/24	225	222
Deutsche Bank AG	4.100%	1/13/26	100	99
Discover Bank	3.200%	8/9/21	100	100
Discover Bank	4.200%	8/8/23	300	313
Discover Financial Services	3.850%	11/21/22	200	199
Discover Financial Services	3.950%	11/6/24	375	371
Discover Financial Services	3.750%	3/4/25	100	98
Fifth Third Bancorp	3.500%	3/15/22	125	130
Fifth Third Bancorp	4.300%	1/16/24	275	289
Fifth Third Bancorp	8.250%	3/1/38	225	326
Fifth Third Bank	2.150%	8/20/18	575	580
Fifth Third Bank	2.300%	3/15/19	250	252
Fifth Third Bank	3.850%	3/15/26	200	205
First Horizon National Corp.	3.500%	12/15/20	100	100
First Niagara Financial Group Inc.	6.750%	3/19/20	50	56
FirstMerit Bank NA	4.270%	11/25/26	150	149
FirstMerit Corp.	4.350%	2/4/23	50	51
Goldman Sachs Capital I	6.345%	2/15/34	225	263
Goldman Sachs Group Inc.	6.250%	9/1/17	475	505
Goldman Sachs Group Inc.	5.950%	1/18/18	825	885
Goldman Sachs Group Inc.	2.375%	1/22/18	450	456
Goldman Sachs Group Inc.	6.150%	4/1/18	200	216
Goldman Sachs Group Inc.	2.900%	7/19/18	575	589
Goldman Sachs Group Inc.	2.625%	1/31/19	850	866
Goldman Sachs Group Inc.	7.500%	2/15/19	75	86
Goldman Sachs Group Inc.	2.550%	10/23/19	1,200	1,219
Goldman Sachs Group Inc.	5.375%	3/15/20	475	527
Goldman Sachs Group Inc.	2.600%	4/23/20	300	303
Goldman Sachs Group Inc.	6.000%	6/15/20	480	546

Goldman Sachs Group Inc.	2.750%	9/15/20	275	279
Goldman Sachs Group Inc.	2.875%	2/25/21	500	509
Goldman Sachs Group Inc.	5.250%	7/27/21	475	535
Goldman Sachs Group Inc.	5.750%	1/24/22	1,175	1,355
Goldman Sachs Group Inc.	3.625%	1/22/23	375	387
Goldman Sachs Group Inc.	4.000%	3/3/24	575	603
Goldman Sachs Group Inc.	3.850%	7/8/24	175	181
Goldman Sachs Group Inc.	3.500%	1/23/25	450	453
Goldman Sachs Group Inc.	4.250%	10/21/25	200	202
Goldman Sachs Group Inc.	3.750%	2/25/26	200	205
Goldman Sachs Group Inc.	5.950%	1/15/27	400	454
Goldman Sachs Group Inc.	6.125%	2/15/33	125	151
Goldman Sachs Group Inc.	6.450%	5/1/36	225	258
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,159
Goldman Sachs Group Inc.	6.250%	2/1/41	675	835
Goldman Sachs Group Inc.	4.800%	7/8/44	250	261
Goldman Sachs Group Inc.	5.150%	5/22/45	850	863
Goldman Sachs Group Inc.	4.750%	10/21/45	200	209
HSBC Bank USA NA	4.875%	8/24/20	250	268
HSBC Bank USA NA	5.625%	8/15/35	250	279
HSBC Bank USA NA	7.000%	1/15/39	250	311
HSBC Holdings plc	3.400%	3/8/21	375	383
HSBC Holdings plc	5.100%	4/5/21	625	688
HSBC Holdings plc	4.875%	1/14/22	225	246
HSBC Holdings plc	4.000%	3/30/22	225	237
HSBC Holdings plc	4.250%	3/14/24	250	253
HSBC Holdings plc	4.250%	8/18/25	150	151
HSBC Holdings plc	4.300%	3/8/26	1,100	1,132
HSBC Holdings plc	7.625%	5/17/32	100	124
HSBC Holdings plc	7.350%	11/27/32	100	117
HSBC Holdings plc	6.500%	5/2/36	500	582
HSBC Holdings plc	6.500%	9/15/37	550	639
HSBC Holdings plc	6.800%	6/1/38	200	238
HSBC Holdings plc	5.250%	3/14/44	250	253
HSBC USA Inc.	1.500%	11/13/17	50	50
HSBC USA Inc.	1.625%	1/16/18	430	429
HSBC USA Inc.	2.000%	8/7/18	300	301
HSBC USA Inc.	2.625%	9/24/18	50	51
HSBC USA Inc.	2.375%	11/13/19	400	402
HSBC USA Inc.	2.350%	3/5/20	275	272
HSBC USA Inc.	2.750%	8/7/20	150	150
HSBC USA Inc.	5.000%	9/27/20	300	323
HSBC USA Inc.	3.500%	6/23/24	100	101
Huntington Bancshares Inc.	2.600%	8/2/18	50	50
Huntington Bancshares Inc.	7.000%	12/15/20	25	29
Huntington Bancshares Inc.	3.150%	3/14/21	175	178
Huntington National Bank	1.375%	4/24/17	200	200
Huntington National Bank	2.000%	6/30/18	250	250
Huntington National Bank	2.200%	11/6/18	175	176
Huntington National Bank	2.400%	4/1/20	150	149
Intesa Sanpaolo SPA	3.875%	1/16/18	200	205
Intesa Sanpaolo SPA	3.875%	1/15/19	185	191
Intesa Sanpaolo SPA	5.250%	1/12/24	225	243
JPMorgan Chase & Co.	6.125%	6/27/17	75	79
JPMorgan Chase & Co.	2.000%	8/15/17	325	328
JPMorgan Chase & Co.	6.000%	1/15/18	1,075	1,158
JPMorgan Chase & Co.	1.800%	1/25/18	300	301

JPMorgan Chase & Co.	1.700%	3/1/18	450	452
JPMorgan Chase & Co.	1.625%	5/15/18	775	777
JPMorgan Chase & Co.	2.350%	1/28/19	175	178
JPMorgan Chase & Co.	6.300%	4/23/19	825	933
JPMorgan Chase & Co.	2.200%	10/22/19	250	254
JPMorgan Chase & Co.	2.250%	1/23/20	1,276	1,283
JPMorgan Chase & Co.	2.750%	6/23/20	865	886
JPMorgan Chase & Co.	4.400%	7/22/20	575	625
JPMorgan Chase & Co.	4.250%	10/15/20	250	270
JPMorgan Chase & Co.	2.550%	3/1/21	350	353
JPMorgan Chase & Co.	4.625%	5/10/21	250	277
JPMorgan Chase & Co.	4.350%	8/15/21	205	224
JPMorgan Chase & Co.	4.500%	1/24/22	25	28
JPMorgan Chase & Co.	3.250%	9/23/22	750	781
JPMorgan Chase & Co.	3.200%	1/25/23	750	768
JPMorgan Chase & Co.	3.375%	5/1/23	300	301
JPMorgan Chase & Co.	3.875%	9/10/24	500	512
JPMorgan Chase & Co.	3.125%	1/23/25	400	400
JPMorgan Chase & Co.	3.900%	7/15/25	300	317
JPMorgan Chase & Co.	3.300%	4/1/26	250	250
JPMorgan Chase & Co.	4.125%	12/15/26	450	466
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,257
JPMorgan Chase & Co.	5.500%	10/15/40	250	300
JPMorgan Chase & Co.	5.600%	7/15/41	450	548
JPMorgan Chase & Co.	5.400%	1/6/42	150	179
JPMorgan Chase & Co.	5.625%	8/16/43	300	344
JPMorgan Chase & Co.	4.850%	2/1/44	175	199
JPMorgan Chase & Co.	4.950%	6/1/45	100	106
JPMorgan Chase Bank NA	6.000%	10/1/17	1,075	1,141
KeyBank NA	1.650%	2/1/18	75	75
KeyBank NA	1.700%	6/1/18	250	250
KeyBank NA	2.500%	12/15/19	100	101
KeyBank NA	2.250%	3/16/20	500	500
KeyBank NA	3.300%	6/1/25	125	128
KeyCorp	2.300%	12/13/18	125	126
KeyCorp	5.100%	3/24/21	25	28
Lloyds Bank plc	4.200%	3/28/17	75	77
Lloyds Bank plc	1.750%	3/16/18	75	75
Lloyds Bank plc	1.750%	5/14/18	100	100
Lloyds Bank plc	2.300%	11/27/18	225	227
Lloyds Bank plc	2.050%	1/22/19	400	400
Lloyds Bank plc	2.350%	9/5/19	425	429
Lloyds Bank plc	2.400%	3/17/20	50	50
Lloyds Bank plc	6.375%	1/21/21	175	206
Lloyds Bank plc	3.500%	5/14/25	225	233
7 Lloyds Banking Group plc	4.582%	12/10/25	200	197
Lloyds Banking Group plc	4.650%	3/24/26	500	494
7 Lloyds Banking Group plc	5.300%	12/1/45	200	197
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	216
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	556
Manufacturers & Traders Trust Co.	2.250%	7/25/19	100	101
Manufacturers & Traders Trust Co.	2.100%	2/6/20	175	174
Manufacturers & Traders Trust Co.	2.900%	2/6/25	425	414
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	300	307
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	500	520
Morgan Stanley	5.450%	1/9/17	575	594
Morgan Stanley	4.750%	3/22/17	255	263

Morgan Stanley	5.550%	4/27/17	50	52
Morgan Stanley	5.950%	12/28/17	375	401
Morgan Stanley	1.875%	1/5/18	400	401
Morgan Stanley	6.625%	4/1/18	450	491
Morgan Stanley	2.125%	4/25/18	425	428
Morgan Stanley	2.200%	12/7/18	250	252
Morgan Stanley	2.500%	1/24/19	150	153
Morgan Stanley	7.300%	5/13/19	525	605
Morgan Stanley	2.375%	7/23/19	400	404
Morgan Stanley	5.625%	9/23/19	800	890
Morgan Stanley	5.500%	1/26/20	275	307
Morgan Stanley	2.650%	1/27/20	250	253
Morgan Stanley	2.800%	6/16/20	1,650	1,681
Morgan Stanley	5.500%	7/24/20	175	197
Morgan Stanley	5.750%	1/25/21	250	285
Morgan Stanley	5.500%	7/28/21	75	86
Morgan Stanley	4.875%	11/1/22	425	461
Morgan Stanley	3.750%	2/25/23	675	703
Morgan Stanley	4.100%	5/22/23	350	359
Morgan Stanley	3.875%	4/29/24	595	624
Morgan Stanley	3.700%	10/23/24	650	671
Morgan Stanley	4.000%	7/23/25	180	188
Morgan Stanley	5.000%	11/24/25	300	324
Morgan Stanley	3.875%	1/27/26	225	235
Morgan Stanley	6.250%	8/9/26	450	536
Morgan Stanley	4.350%	9/8/26	225	232
Morgan Stanley	3.950%	4/23/27	350	351
Morgan Stanley	7.250%	4/1/32	150	203
Morgan Stanley	6.375%	7/24/42	325	426
Morgan Stanley	4.300%	1/27/45	500	503
MUFG Americas Holdings Corp.	1.625%	2/9/18	200	199
MUFG Americas Holdings Corp.	2.250%	2/10/20	200	199
MUFG Americas Holdings Corp.	3.500%	6/18/22	175	182
MUFG Americas Holdings Corp.	3.000%	2/10/25	100	98
MUFG Union Bank NA	5.950%	5/11/16	100	101
MUFG Union Bank NA	2.125%	6/16/17	50	50
MUFG Union Bank NA	2.625%	9/26/18	125	127
MUFG Union Bank NA	2.250%	5/6/19	300	302
Murray Street Investment Trust I	4.647%	3/9/17	275	283
National Australia Bank Ltd.	2.750%	3/9/17	175	178
National Australia Bank Ltd.	2.300%	7/25/18	175	177
National Australia Bank Ltd.	3.000%	1/20/23	250	255
National Australia Bank Ltd.	3.375%	1/14/26	100	104
National Australia Bank Ltd.	2.000%	1/14/19	200	202
National Australia Bank Ltd.	2.625%	1/14/21	500	510
National Bank of Canada	1.450%	11/7/17	100	100
National City Corp.	6.875%	5/15/19	100	112
Northern Trust Corp.	3.450%	11/4/20	100	106
Northern Trust Corp.	3.375%	8/23/21	100	106
Northern Trust Corp.	3.950%	10/30/25	150	160
People's United Bank NA	4.000%	7/15/24	100	98
People's United Financial Inc.	3.650%	12/6/22	100	100
PNC Bank NA	4.875%	9/21/17	775	811
PNC Bank NA	6.000%	12/7/17	100	106
PNC Bank NA	1.500%	2/23/18	100	100
PNC Bank NA	1.600%	6/1/18	150	150
PNC Bank NA	1.800%	11/5/18	200	201

PNC Bank NA	1.950%	3/4/19	150	151
PNC Bank NA	2.250%	7/2/19	600	609
PNC Bank NA	2.400%	10/18/19	75	77
PNC Bank NA	2.300%	6/1/20	150	151
PNC Bank NA	2.450%	11/5/20	100	102
PNC Bank NA	3.300%	10/30/24	200	206
PNC Bank NA	2.950%	2/23/25	150	150
PNC Bank NA	3.250%	6/1/25	100	102
PNC Financial Services Group Inc.	3.900%	4/29/24	625	657
PNC Funding Corp.	6.700%	6/10/19	25	29
PNC Funding Corp.	5.125%	2/8/20	150	166
PNC Funding Corp.	4.375%	8/11/20	475	519
PNC Funding Corp.	3.300%	3/8/22	500	524
Regions Bank	6.450%	6/26/37	250	297
Regions Financial Corp.	2.000%	5/15/18	285	283
Royal Bank of Canada	1.000%	4/27/17	500	501
Royal Bank of Canada	1.250%	6/16/17	150	150
Royal Bank of Canada	1.400%	10/13/17	200	201
Royal Bank of Canada	2.200%	7/27/18	375	381
Royal Bank of Canada	1.800%	7/30/18	575	578
Royal Bank of Canada	2.000%	12/10/18	175	177
Royal Bank of Canada	2.500%	1/19/21	200	205
Royal Bank of Canada	4.650%	1/27/26	250	255
Royal Bank of Scotland Group plc	1.875%	3/31/17	100	100
Royal Bank of Scotland Group plc	6.400%	10/21/19	450	504
Royal Bank of Scotland Group plc	4.800%	4/5/26	150	150
Santander Bank NA	2.000%	1/12/18	250	248
Santander Bank NA	8.750%	5/30/18	75	84
Santander Holdings USA Inc.	3.450%	8/27/18	50	51
Santander Holdings USA Inc.	4.500%	7/17/25	125	128
Santander Issuances SAU	5.179%	11/19/25	450	435
Santander UK Group Holdings plc	2.875%	10/16/20	300	299
Santander UK Group Holdings plc	3.125%	1/8/21	250	253
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	304
Societe Generale SA	2.750%	10/12/17	225	229
Societe Generale SA	2.625%	10/1/18	125	127
State Street Corp.	4.956%	3/15/18	275	289
State Street Corp.	1.350%	5/15/18	275	275
State Street Corp.	3.100%	5/15/23	150	151
State Street Corp.	3.700%	11/20/23	83	89
State Street Corp.	3.550%	8/18/25	225	239
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	475	476
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	250	251
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	150	152
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	250	253
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	202
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	257
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	107
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	266
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	257
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	347
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	155
SunTrust Bank	7.250%	3/15/18	75	83
SunTrust Banks Inc.	6.000%	9/11/17	50	53
SunTrust Banks Inc.	2.350%	11/1/18	40	40
SunTrust Banks Inc.	2.500%	5/1/19	300	303
SunTrust Banks Inc.	2.900%	3/3/21	75	76

SVB Financial Group	3.500%	1/29/25	100	99
Svenska Handelsbanken AB	2.875%	4/4/17	475	483
Svenska Handelsbanken AB	2.500%	1/25/19	225	231
Svenska Handelsbanken AB	2.250%	6/17/19	225	229
Svenska Handelsbanken AB	2.450%	3/30/21	300	303
Synchrony Financial	2.600%	1/15/19	175	175
Synchrony Financial	2.700%	2/3/20	425	421
Synchrony Financial	4.250%	8/15/24	250	254
Synchrony Financial	4.500%	7/23/25	500	514
Toronto-Dominion Bank	1.125%	5/2/17	150	150
Toronto-Dominion Bank	1.625%	3/13/18	750	753
Toronto-Dominion Bank	1.400%	4/30/18	250	250
Toronto-Dominion Bank	1.750%	7/23/18	350	352
Toronto-Dominion Bank	2.625%	9/10/18	300	308
Toronto-Dominion Bank	2.125%	7/2/19	100	101
Toronto-Dominion Bank	2.250%	11/5/19	500	507
Toronto-Dominion Bank	2.500%	12/14/20	100	102
Toronto-Dominion Bank	2.125%	4/7/21	175	175
UBS AG	1.375%	6/1/17	225	225
UBS AG	5.750%	4/25/18	100	108
UBS AG	2.375%	8/14/19	400	406
UBS AG	2.350%	3/26/20	350	353
UBS AG	4.875%	8/4/20	50	56
US Bancorp	1.950%	11/15/18	325	330
US Bancorp	2.200%	4/25/19	100	102
US Bancorp	2.350%	1/29/21	175	178
US Bancorp	4.125%	5/24/21	250	274
US Bancorp	3.000%	3/15/22	125	131
US Bancorp	2.950%	7/15/22	400	410
US Bancorp	3.600%	9/11/24	50	52
US Bank NA	1.375%	9/11/17	175	175
US Bank NA	2.125%	10/28/19	1,000	1,016
US Bank NA	2.800%	1/27/25	500	507
Vesey Street Investment Trust I	4.404%	9/1/16	25	25
Wachovia Bank NA	5.850%	2/1/37	300	368
Wachovia Corp.	5.750%	6/15/17	425	448
Wachovia Corp.	5.750%	2/1/18	300	323
Wachovia Corp.	6.605%	10/1/25	590	711
Wells Fargo & Co.	2.625%	12/15/16	350	354
Wells Fargo & Co.	2.100%	5/8/17	150	152
Wells Fargo & Co.	1.150%	6/2/17	400	400
Wells Fargo & Co.	1.400%	9/8/17	675	676
Wells Fargo & Co.	5.625%	12/11/17	575	616
Wells Fargo & Co.	1.500%	1/16/18	25	25
Wells Fargo & Co.	2.150%	1/15/19	250	254
Wells Fargo & Co.	2.125%	4/22/19	400	406
Wells Fargo & Co.	2.600%	7/22/20	75	77
Wells Fargo & Co.	2.550%	12/7/20	350	356
Wells Fargo & Co.	2.500%	3/4/21	350	354
Wells Fargo & Co.	4.600%	4/1/21	1,325	1,468
Wells Fargo & Co.	3.500%	3/8/22	450	480
Wells Fargo & Co.	3.300%	9/9/24	400	413
Wells Fargo & Co.	3.000%	2/19/25	100	101
Wells Fargo & Co.	4.100%	6/3/26	500	523
Wells Fargo & Co.	4.300%	7/22/27	400	423
Wells Fargo & Co.	5.375%	2/7/35	200	242
Wells Fargo & Co.	5.375%	11/2/43	300	338

Wells Fargo & Co.	5.606%	1/15/44	600	690
Wells Fargo & Co.	4.650%	11/4/44	325	334
Wells Fargo & Co.	3.900%	5/1/45	500	497
Wells Fargo & Co.	4.900%	11/17/45	250	268
Wells Fargo Bank NA	6.000%	11/15/17	200	215
Wells Fargo Bank NA	1.650%	1/22/18	175	176
Wells Fargo Bank NA	5.950%	8/26/36	200	247
Wells Fargo Bank NA	6.600%	1/15/38	225	299
Westpac Banking Corp.	1.200%	5/19/17	600	600
Westpac Banking Corp.	1.500%	12/1/17	200	201
Westpac Banking Corp.	1.600%	1/12/18	200	201
Westpac Banking Corp.	2.250%	7/30/18	325	329
Westpac Banking Corp.	1.950%	11/23/18	200	202
Westpac Banking Corp.	2.250%	1/17/19	225	228
Westpac Banking Corp.	4.875%	11/19/19	250	276
Westpac Banking Corp.	2.600%	11/23/20	250	255

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	103
Affiliated Managers Group Inc.	3.500%	8/1/25	250	245
Ameriprise Financial Inc.	5.300%	3/15/20	125	140
Ameriprise Financial Inc.	4.000%	10/15/23	150	159
Ameriprise Financial Inc.	3.700%	10/15/24	100	104
Apollo Investment Corp.	5.250%	3/3/25	50	50
BGC Partners Inc.	5.375%	12/9/19	50	52
BlackRock Inc.	6.250%	9/15/17	100	107
BlackRock Inc.	5.000%	12/10/19	160	179
BlackRock Inc.	4.250%	5/24/21	125	138
BlackRock Inc.	3.375%	6/1/22	125	133
BlackRock Inc.	3.500%	3/18/24	225	238
Brookfield Asset Management Inc.	4.000%	1/15/25	100	103
Brookfield Asset Management Inc.	7.375%	3/1/33	50	59
Charles Schwab Corp.	3.225%	9/1/22	300	314
CME Group Inc.	3.000%	9/15/22	125	130
CME Group Inc.	3.000%	3/15/25	125	126
CME Group Inc.	5.300%	9/15/43	125	148
E*TRADE Financial Corp.	5.375%	11/15/22	100	105
E*TRADE Financial Corp.	4.625%	9/15/23	75	75
Eaton Vance Corp.	3.625%	6/15/23	50	52
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	4.625%	5/20/20	50	55
Franklin Resources Inc.	2.800%	9/15/22	225	227
Intercontinental Exchange Inc.	2.500%	10/15/18	25	26
Intercontinental Exchange Inc.	2.750%	12/1/20	350	358
Intercontinental Exchange Inc.	4.000%	10/15/23	150	157
Intercontinental Exchange Inc.	3.750%	12/1/25	300	306
Invesco Finance plc	3.125%	11/30/22	175	178
Invesco Finance plc	4.000%	1/30/24	100	105
Invesco Finance plc	3.750%	1/15/26	170	177
Invesco Finance plc	5.375%	11/30/43	75	84
Janus Capital Group Inc.	4.875%	8/1/25	75	80
Jefferies Group LLC	5.125%	4/13/18	150	155
Jefferies Group LLC	8.500%	7/15/19	25	29
Jefferies Group LLC	6.875%	4/15/21	155	175
Jefferies Group LLC	5.125%	1/20/23	100	101
Jefferies Group LLC	6.450%	6/8/27	50	53
Jefferies Group LLC	6.250%	1/15/36	75	72

Jefferies Group LLC	6.500%	1/20/43	75	69
Lazard Group LLC	6.850%	6/15/17	17	18
Lazard Group LLC	3.750%	2/13/25	50	46
Legg Mason Inc.	2.700%	7/15/19	50	50
Legg Mason Inc.	4.750%	3/15/26	100	101
Legg Mason Inc.	5.625%	1/15/44	100	98
Leucadia National Corp.	5.500%	10/18/23	150	141
Leucadia National Corp.	6.625%	10/23/43	25	20
Nasdaq Inc.	5.550%	1/15/20	175	193
Nasdaq Inc.	4.250%	6/1/24	75	77
Nomura Holdings Inc.	2.750%	3/19/19	250	253
Nomura Holdings Inc.	6.700%	3/4/20	200	232
Raymond James Financial Inc.	4.250%	4/15/16	50	50
Stifel Financial Corp.	3.500%	12/1/20	50	50
Stifel Financial Corp.	4.250%	7/18/24	50	49
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	56
TD Ameritrade Holding Corp.	2.950%	4/1/22	150	153
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	104

Finance Companies (0.4%)
Air Lease Corp.	5.625%	4/1/17	175	180
Air Lease Corp.	2.125%	1/15/18	75	74
Air Lease Corp.	2.625%	9/4/18	100	99
Air Lease Corp.	3.375%	1/15/19	125	125
Air Lease Corp.	4.750%	3/1/20	75	78
Air Lease Corp.	3.875%	4/1/21	75	76
Air Lease Corp.	3.750%	2/1/22	125	124
Air Lease Corp.	4.250%	9/15/24	75	73
Ares Capital Corp.	4.875%	11/30/18	125	128
Ares Capital Corp.	3.875%	1/15/20	100	101
FS Investment Corp.	4.000%	7/15/19	75	75
FS Investment Corp.	4.750%	5/15/22	50	49
GATX Corp.	2.375%	7/30/18	40	40
GATX Corp.	2.500%	7/30/19	50	50
GATX Corp.	4.750%	6/15/22	100	106
GATX Corp.	3.250%	3/30/25	125	116
GATX Corp.	4.500%	3/30/45	50	44
7 GE Capital International Funding Co.	0.964%	4/15/16	2,293	2,293
7 GE Capital International Funding Co.	2.342%	11/15/20	1,887	1,932
7 GE Capital International Funding Co.	3.373%	11/15/25	558	594
7 GE Capital International Funding Co.	4.418%	11/15/35	2,568	2,785
HSBC Finance Corp.	6.676%	1/15/21	465	534
7 International Lease Finance Corp.	7.125%	9/1/18	200	218
Prospect Capital Corp.	5.000%	7/15/19	50	45
Prospect Capital Corp.	5.875%	3/15/23	40	35

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	50	71
ACE INA Holdings Inc.	2.700%	3/13/23	125	126
ACE INA Holdings Inc.	4.350%	11/3/45	200	217
AEGON Funding Co. LLC	5.750%	12/15/20	81	93
Aetna Inc.	1.750%	5/15/17	50	50
Aetna Inc.	1.500%	11/15/17	75	75
Aetna Inc.	2.200%	3/15/19	60	61
Aetna Inc.	2.750%	11/15/22	200	199
Aetna Inc.	3.500%	11/15/24	125	128
Aetna Inc.	6.625%	6/15/36	130	166

Aetna Inc.	6.750%	12/15/37	100	131
Aetna Inc.	4.500%	5/15/42	75	76
Aetna Inc.	4.125%	11/15/42	75	72
Aflac Inc.	2.400%	3/16/20	100	103
Aflac Inc.	4.000%	2/15/22	50	54
Aflac Inc.	3.625%	6/15/23	125	131
Aflac Inc.	3.625%	11/15/24	125	130
Aflac Inc.	3.250%	3/17/25	75	75
Aflac Inc.	6.900%	12/17/39	75	98
Alleghany Corp.	5.625%	9/15/20	100	111
Alleghany Corp.	4.900%	9/15/44	100	97
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	450	451
Allied World Assurance Co. Ltd.	5.500%	11/15/20	50	55
Allstate Corp.	3.150%	6/15/23	350	361
Allstate Corp.	5.550%	5/9/35	75	89
Allstate Corp.	4.500%	6/15/43	50	55
4 Allstate Corp.	5.750%	8/15/53	75	76
4 Allstate Corp.	6.125%	5/15/67	125	122
4 Allstate Corp.	6.500%	5/15/67	100	108
Alterra Finance LLC	6.250%	9/30/20	55	63
American Financial Group Inc.	9.875%	6/15/19	50	61
American International Group Inc.	5.850%	1/16/18	200	214
American International Group Inc.	3.375%	8/15/20	125	129
American International Group Inc.	6.400%	12/15/20	385	447
American International Group Inc.	4.875%	6/1/22	250	275
American International Group Inc.	4.125%	2/15/24	170	177
American International Group Inc.	3.875%	1/15/35	200	178
American International Group Inc.	4.700%	7/10/35	75	74
American International Group Inc.	6.250%	5/1/36	475	552
American International Group Inc.	4.500%	7/16/44	375	354
American International Group Inc.	4.800%	7/10/45	125	123
American International Group Inc.	4.375%	1/15/55	125	109
4 American International Group Inc.	8.175%	5/15/68	100	125
Anthem Inc.	5.875%	6/15/17	25	26
Anthem Inc.	1.875%	1/15/18	125	125
Anthem Inc.	2.250%	8/15/19	150	151
Anthem Inc.	4.350%	8/15/20	100	108
Anthem Inc.	3.700%	8/15/21	125	132
Anthem Inc.	3.125%	5/15/22	150	151
Anthem Inc.	3.300%	1/15/23	175	177
Anthem Inc.	3.500%	8/15/24	125	126
Anthem Inc.	5.950%	12/15/34	75	86
Anthem Inc.	5.850%	1/15/36	225	256
Anthem Inc.	6.375%	6/15/37	110	133
Anthem Inc.	4.625%	5/15/42	175	173
Anthem Inc.	4.650%	1/15/43	175	173
Anthem Inc.	5.100%	1/15/44	100	105
Anthem Inc.	4.650%	8/15/44	125	124
Anthem Inc.	4.850%	8/15/54	50	49
Aon Corp.	5.000%	9/30/20	200	222
Aon Corp.	8.205%	1/1/27	25	32
Aon Corp.	6.250%	9/30/40	100	117
Aon plc	3.500%	6/14/24	100	100
Aon plc	3.875%	12/15/25	200	204
Aon plc	4.450%	5/24/43	50	47
Aon plc	4.600%	6/14/44	175	171
Arch Capital Group Ltd.	7.350%	5/1/34	50	65

Arch Capital Group US Inc.	5.144%	11/1/43	50	52
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	300	331
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	225	230
Assurant Inc.	4.000%	3/15/23	100	101
Assurant Inc.	6.750%	2/15/34	50	60
AXA SA	8.600%	12/15/30	225	297
AXIS Specialty Finance LLC	5.875%	6/1/20	75	82
AXIS Specialty Finance plc	5.150%	4/1/45	25	26
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	150	151
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	175	176
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	599
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	50	51
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	150	152
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	289
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	139
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	157
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	94
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	125	135
Berkshire Hathaway Inc.	2.100%	8/14/19	125	127
Berkshire Hathaway Inc.	3.000%	2/11/23	125	130
Berkshire Hathaway Inc.	2.750%	3/15/23	450	459
Berkshire Hathaway Inc.	3.125%	3/15/26	725	743
Berkshire Hathaway Inc.	4.500%	2/11/43	150	163
Brown & Brown Inc.	4.200%	9/15/24	100	101
Chubb Corp.	5.750%	5/15/18	50	55
Chubb Corp.	6.000%	5/11/37	125	161
Chubb Corp.	6.500%	5/15/38	50	69
4 Chubb Corp.	6.375%	3/29/67	325	283
Chubb INA Holdings Inc.	5.900%	6/15/19	25	28
Chubb INA Holdings Inc.	5.700%	2/15/17	75	78
Chubb INA Holdings Inc.	5.800%	3/15/18	25	27
Chubb INA Holdings Inc.	2.875%	11/3/22	150	155
Chubb INA Holdings Inc.	3.350%	5/15/24	100	104
Chubb INA Holdings Inc.	3.150%	3/15/25	250	257
Chubb INA Holdings Inc.	3.350%	5/3/26	225	234
Chubb INA Holdings Inc.	4.150%	3/13/43	100	104
Cigna Corp.	5.125%	6/15/20	50	55
Cigna Corp.	4.375%	12/15/20	45	49
Cigna Corp.	4.500%	3/15/21	50	54
Cigna Corp.	4.000%	2/15/22	75	80
Cigna Corp.	3.250%	4/15/25	150	149
Cigna Corp.	7.875%	5/15/27	50	68
Cigna Corp.	6.150%	11/15/36	75	89
Cigna Corp.	5.875%	3/15/41	50	58
Cigna Corp.	5.375%	2/15/42	75	82
Cincinnati Financial Corp.	6.125%	11/1/34	150	175
CNA Financial Corp.	7.350%	11/15/19	25	29
CNA Financial Corp.	5.875%	8/15/20	75	84
CNA Financial Corp.	5.750%	8/15/21	75	84
CNA Financial Corp.	4.500%	3/1/26	225	228
Coventry Health Care Inc.	5.950%	3/15/17	60	63
Coventry Health Care Inc.	5.450%	6/15/21	100	113
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	87
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	98
First American Financial Corp.	4.300%	2/1/23	200	201
First American Financial Corp.	4.600%	11/15/24	100	102
Hartford Financial Services Group Inc.	6.300%	3/15/18	134	144

Hartford Financial Services Group Inc.	6.000%	1/15/19	25	28
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	28
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	58
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	165
Horace Mann Educators Corp.	4.500%	12/1/25	50	52
Humana Inc.	7.200%	6/15/18	100	111
Humana Inc.	3.850%	10/1/24	150	155
Humana Inc.	8.150%	6/15/38	175	242
Humana Inc.	4.625%	12/1/42	75	72
Humana Inc.	4.950%	10/1/44	100	102
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	53
Kemper Corp.	4.350%	2/15/25	125	126
Lincoln National Corp.	8.750%	7/1/19	75	89
Lincoln National Corp.	6.250%	2/15/20	25	28
Lincoln National Corp.	4.200%	3/15/22	50	52
Lincoln National Corp.	4.000%	9/1/23	50	51
Lincoln National Corp.	6.150%	4/7/36	150	169
Lincoln National Corp.	7.000%	6/15/40	160	193
Loews Corp.	2.625%	5/15/23	75	74
Loews Corp.	6.000%	2/1/35	50	58
Loews Corp.	4.125%	5/15/43	175	166
Manulife Financial Corp.	4.900%	9/17/20	275	300
Manulife Financial Corp.	4.150%	3/4/26	125	128
Manulife Financial Corp.	5.375%	3/4/46	100	104
Markel Corp.	7.125%	9/30/19	50	58
Markel Corp.	4.900%	7/1/22	125	137
Markel Corp.	5.000%	3/30/43	50	51
Markel Corp.	5.000%	4/5/46	100	100
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	504
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	326
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	100
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	102
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	102
MetLife Inc.	1.756%	12/15/17	100	101
MetLife Inc.	1.903%	12/15/17	90	91
MetLife Inc.	6.817%	8/15/18	25	28
MetLife Inc.	7.717%	2/15/19	50	58
MetLife Inc.	4.750%	2/8/21	550	612
MetLife Inc.	3.048%	12/15/22	225	229
MetLife Inc.	3.600%	4/10/24	375	387
MetLife Inc.	3.000%	3/1/25	250	246
MetLife Inc.	3.600%	11/13/25	650	666
MetLife Inc.	6.500%	12/15/32	175	217
MetLife Inc.	6.375%	6/15/34	100	125
MetLife Inc.	5.700%	6/15/35	200	233
MetLife Inc.	5.875%	2/6/41	25	30
MetLife Inc.	4.125%	8/13/42	125	119
MetLife Inc.	4.875%	11/13/43	175	187
MetLife Inc.	4.721%	12/15/44	63	66
MetLife Inc.	4.600%	5/13/46	120	124
4 MetLife Inc.	6.400%	12/15/66	220	227
Old Republic International Corp.	4.875%	10/1/24	125	129
OneBeacon US Holdings Inc.	4.600%	11/9/22	50	51
PartnerRe Finance B LLC	5.500%	6/1/20	100	110
Primerica Inc.	4.750%	7/15/22	25	27
Principal Financial Group Inc.	1.850%	11/15/17	25	25
Principal Financial Group Inc.	8.875%	5/15/19	75	89

Principal Financial Group Inc.	3.300%	9/15/22	50	51
Principal Financial Group Inc.	3.125%	5/15/23	100	99
Principal Financial Group Inc.	6.050%	10/15/36	100	119
Principal Financial Group Inc.	4.625%	9/15/42	50	50
Principal Financial Group Inc.	4.350%	5/15/43	50	48
4 Principal Financial Group Inc.	4.700%	5/15/55	100	97
ProAssurance Corp.	5.300%	11/15/23	50	55
Progressive Corp.	3.750%	8/23/21	75	81
Progressive Corp.	6.625%	3/1/29	125	164
Progressive Corp.	4.350%	4/25/44	50	53
4 Progressive Corp.	6.700%	6/15/67	125	119
Protective Life Corp.	8.450%	10/15/39	50	67
Prudential Financial Inc.	6.000%	12/1/17	250	267
Prudential Financial Inc.	2.300%	8/15/18	25	25
Prudential Financial Inc.	5.375%	6/21/20	125	140
Prudential Financial Inc.	4.500%	11/15/20	325	353
Prudential Financial Inc.	4.500%	11/16/21	75	82
Prudential Financial Inc.	3.500%	5/15/24	125	127
Prudential Financial Inc.	5.750%	7/15/33	100	112
Prudential Financial Inc.	5.400%	6/13/35	100	108
Prudential Financial Inc.	5.900%	3/17/36	375	430
Prudential Financial Inc.	5.700%	12/14/36	125	140
Prudential Financial Inc.	6.625%	12/1/37	125	153
Prudential Financial Inc.	6.625%	6/21/40	400	488
4 Prudential Financial Inc.	5.875%	9/15/42	100	104
4 Prudential Financial Inc.	5.625%	6/15/43	375	381
Prudential Financial Inc.	5.100%	8/15/43	50	52
4 Prudential Financial Inc.	5.200%	3/15/44	85	82
Prudential Financial Inc.	4.600%	5/15/44	125	126
4 Prudential Financial Inc.	5.375%	5/15/45	250	247
Reinsurance Group of America Inc.	6.450%	11/15/19	75	84
Reinsurance Group of America Inc.	5.000%	6/1/21	75	81
Reinsurance Group of America Inc.	4.700%	9/15/23	75	79
StanCorp Financial Group Inc.	5.000%	8/15/22	50	54
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	96
Torchmark Corp.	3.800%	9/15/22	50	51
Transatlantic Holdings Inc.	8.000%	11/30/39	175	236
Travelers Cos. Inc.	5.750%	12/15/17	250	268
Travelers Cos. Inc.	5.900%	6/2/19	300	340
Travelers Cos. Inc.	3.900%	11/1/20	125	136
Travelers Cos. Inc.	6.250%	6/15/37	150	200
Travelers Cos. Inc.	4.300%	8/25/45	150	162
Trinity Acquisition plc	4.625%	8/15/23	175	183
Trinity Acquisition plc	6.125%	8/15/43	75	83
UnitedHealth Group Inc.	6.000%	6/15/17	150	159
UnitedHealth Group Inc.	1.450%	7/17/17	250	251
UnitedHealth Group Inc.	1.400%	10/15/17	100	100
UnitedHealth Group Inc.	6.000%	2/15/18	400	434
UnitedHealth Group Inc.	1.900%	7/16/18	250	254
UnitedHealth Group Inc.	1.700%	2/15/19	200	202
UnitedHealth Group Inc.	1.625%	3/15/19	100	101
UnitedHealth Group Inc.	2.300%	12/15/19	125	126
UnitedHealth Group Inc.	2.700%	7/15/20	250	260
UnitedHealth Group Inc.	4.700%	2/15/21	75	85
UnitedHealth Group Inc.	2.125%	3/15/21	225	227
UnitedHealth Group Inc.	3.375%	11/15/21	100	107
UnitedHealth Group Inc.	2.875%	12/15/21	125	130

UnitedHealth Group Inc.	3.350%	7/15/22	180	192
UnitedHealth Group Inc.	2.750%	2/15/23	175	177
UnitedHealth Group Inc.	2.875%	3/15/23	25	26
UnitedHealth Group Inc.	3.750%	7/15/25	450	485
UnitedHealth Group Inc.	3.100%	3/15/26	225	230
UnitedHealth Group Inc.	4.625%	7/15/35	175	195
UnitedHealth Group Inc.	6.500%	6/15/37	50	67
UnitedHealth Group Inc.	6.625%	11/15/37	125	171
UnitedHealth Group Inc.	6.875%	2/15/38	245	344
UnitedHealth Group Inc.	5.950%	2/15/41	60	78
UnitedHealth Group Inc.	4.625%	11/15/41	75	83
UnitedHealth Group Inc.	4.375%	3/15/42	50	54
UnitedHealth Group Inc.	3.950%	10/15/42	175	176
UnitedHealth Group Inc.	4.250%	3/15/43	125	132
UnitedHealth Group Inc.	4.750%	7/15/45	340	390
Unum Group	5.625%	9/15/20	50	55
Unum Group	4.000%	3/15/24	50	50
Unum Group	5.750%	8/15/42	25	26
Validus Holdings Ltd.	8.875%	1/26/40	75	97
Voya Financial Inc.	2.900%	2/15/18	175	178
Voya Financial Inc.	5.500%	7/15/22	25	28
Voya Financial Inc.	5.700%	7/15/43	75	85
WR Berkley Corp.	5.375%	9/15/20	175	193
XLIT Ltd.	5.750%	10/1/21	105	119
XLIT Ltd.	4.450%	3/31/25	100	99
XLIT Ltd.	6.250%	5/15/27	125	146
XLIT Ltd.	5.500%	3/31/45	100	96

Other Finance (0.0%)
XTRA Finance Corp.	5.150%	4/1/17	375	390

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	100
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	135
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	100
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	50	51
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	103
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	75	81
AvalonBay Communities Inc.	3.450%	6/1/25	300	308
Boston Properties LP	5.625%	11/15/20	325	370
Boston Properties LP	4.125%	5/15/21	75	81
Boston Properties LP	3.850%	2/1/23	225	236
Boston Properties LP	3.125%	9/1/23	275	277
Boston Properties LP	3.650%	2/1/26	100	104
Brandywine Operating Partnership LP	4.950%	4/15/18	250	261
Brandywine Operating Partnership LP	4.100%	10/1/24	100	99
Brandywine Operating Partnership LP	4.550%	10/1/29	100	99
Brixmor Operating Partnership LP	3.875%	8/15/22	100	98
Brixmor Operating Partnership LP	3.850%	2/1/25	350	324
Camden Property Trust	4.250%	1/15/24	100	106
CBL & Associates LP	5.250%	12/1/23	100	95
CBL & Associates LP	4.600%	10/15/24	100	91
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	101

Corporate Office Properties LP	3.600%	5/15/23	150	141
CubeSmart LP	4.375%	12/15/23	100	105
CubeSmart LP	4.000%	11/15/25	50	51
DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	51
DDR Corp.	4.750%	4/15/18	25	26
DDR Corp.	3.500%	1/15/21	75	77
DDR Corp.	4.625%	7/15/22	200	212
DDR Corp.	3.375%	5/15/23	275	267
DDR Corp.	3.625%	2/1/25	200	194
DDR Corp.	4.250%	2/1/26	70	71
Digital Realty Trust LP	5.250%	3/15/21	75	83
Digital Realty Trust LP	3.950%	7/1/22	250	256
Digital Realty Trust LP	3.625%	10/1/22	575	572
EPR Properties	5.750%	8/15/22	25	27
EPR Properties	5.250%	7/15/23	125	128
EPR Properties	4.500%	4/1/25	50	48
Equity Commonwealth	5.875%	9/15/20	100	109
ERP Operating LP	5.750%	6/15/17	12	13
ERP Operating LP	4.750%	7/15/20	50	55
ERP Operating LP	4.625%	12/15/21	129	144
ERP Operating LP	3.000%	4/15/23	125	127
ERP Operating LP	3.375%	6/1/25	125	129
ERP Operating LP	4.500%	7/1/44	150	159
ERP Operating LP	4.500%	6/1/45	125	133
Essex Portfolio LP	5.500%	3/15/17	75	78
Essex Portfolio LP	3.375%	1/15/23	175	178
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.500%	4/1/25	100	100
Federal Realty Investment Trust	3.000%	8/1/22	75	76
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	4.500%	12/1/44	300	314
HCP Inc.	6.700%	1/30/18	50	54
HCP Inc.	3.750%	2/1/19	50	52
HCP Inc.	2.625%	2/1/20	375	370
HCP Inc.	5.375%	2/1/21	25	27
HCP Inc.	3.150%	8/1/22	75	72
HCP Inc.	4.000%	12/1/22	500	502
HCP Inc.	4.250%	11/15/23	150	150
HCP Inc.	3.400%	2/1/25	75	69
HCP Inc.	6.750%	2/1/41	100	115
Healthcare Realty Trust Inc.	3.750%	4/15/23	50	49
Healthcare Realty Trust Inc.	3.875%	5/1/25	125	121
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	101
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	25
Highwoods Realty LP	3.200%	6/15/21	400	399
Hospitality Properties Trust	6.700%	1/15/18	250	263
Hospitality Properties Trust	4.250%	2/15/21	150	152
Hospitality Properties Trust	5.250%	2/15/26	100	100
Host Hotels & Resorts LP	6.000%	10/1/21	100	112
Host Hotels & Resorts LP	4.750%	3/1/23	50	52
Host Hotels & Resorts LP	3.750%	10/15/23	336	328
Host Hotels & Resorts LP	4.000%	6/15/25	50	48
Kilroy Realty LP	4.800%	7/15/18	125	131
Kilroy Realty LP	3.800%	1/15/23	200	204
Kimco Realty Corp.	5.700%	5/1/17	250	261
Kimco Realty Corp.	6.875%	10/1/19	50	58
Kimco Realty Corp.	3.125%	6/1/23	25	25

Liberty Property LP	3.375%	6/15/23	50	49
Liberty Property LP	3.750%	4/1/25	325	325
Mack-Cali Realty LP	7.750%	8/15/19	100	110
Mack-Cali Realty LP	4.500%	4/18/22	75	76
Mid-America Apartments LP	4.300%	10/15/23	150	158
Mid-America Apartments LP	3.750%	6/15/24	50	51
National Retail Properties Inc.	6.875%	10/15/17	275	295
National Retail Properties Inc.	3.800%	10/15/22	200	207
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	101
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	98
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	102
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	286
Piedmont Operating Partnership LP	3.400%	6/1/23	50	48
Post Apartment Homes LP	3.375%	12/1/22	50	50
ProLogis LP	2.750%	2/15/19	150	153
Realty Income Corp.	2.000%	1/31/18	50	50
Realty Income Corp.	6.750%	8/15/19	200	228
Realty Income Corp.	5.750%	1/15/21	200	227
Realty Income Corp.	3.250%	10/15/22	50	50
Realty Income Corp.	3.875%	7/15/24	50	51
Regency Centers LP	3.750%	6/15/24	150	153
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	25	26
Retail Properties of America Inc.	4.000%	3/15/25	175	165
Select Income REIT	2.850%	2/1/18	50	50
Select Income REIT	4.150%	2/1/22	100	99
Select Income REIT	4.500%	2/1/25	50	48
Senior Housing Properties Trust	3.250%	5/1/19	100	100
Senior Housing Properties Trust	4.750%	5/1/24	100	97
Simon Property Group LP	2.150%	9/15/17	75	76
Simon Property Group LP	2.200%	2/1/19	575	585
Simon Property Group LP	5.650%	2/1/20	75	85
Simon Property Group LP	4.375%	3/1/21	125	138
Simon Property Group LP	2.500%	7/15/21	120	123
Simon Property Group LP	4.125%	12/1/21	250	274
Simon Property Group LP	3.375%	3/15/22	100	106
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	3.750%	2/1/24	150	161
Simon Property Group LP	3.500%	9/1/25	100	105
Simon Property Group LP	3.300%	1/15/26	175	181
Simon Property Group LP	4.750%	3/15/42	75	82
Tanger Properties LP	3.875%	12/1/23	25	26
UDR Inc.	4.250%	6/1/18	125	131
UDR Inc.	3.700%	10/1/20	25	26
UDR Inc.	4.625%	1/10/22	50	54
Ventas Realty LP	3.750%	5/1/24	200	200
Ventas Realty LP	4.125%	1/15/26	75	77
Ventas Realty LP	5.700%	9/30/43	75	83
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	100	100
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	157
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	137
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	201
Washington Prime Group LP	3.850%	4/1/20	50	51
Washington REIT	4.950%	10/1/20	25	27
Washington REIT	3.950%	10/15/22	75	75
Weingarten Realty Investors	3.375%	10/15/22	50	50
Weingarten Realty Investors	3.500%	4/15/23	100	98
Welltower Inc.	4.700%	9/15/17	25	26

Welltower Inc.	2.250%	3/15/18	200	201
Welltower Inc.	4.125%	4/1/19	200	210
Welltower Inc.	4.950%	1/15/21	75	82
Welltower Inc.	5.250%	1/15/22	100	109
Welltower Inc.	3.750%	3/15/23	75	75
Welltower Inc.	4.000%	6/1/25	325	325
Welltower Inc.	4.250%	4/1/26	150	152
Welltower Inc.	6.500%	3/15/41	25	30
Welltower Inc.	5.125%	3/15/43	75	77
WP Carey Inc.	4.600%	4/1/24	75	76
WP Carey Inc.	4.000%	2/1/25	50	47
				251,862
Industrial (16.9%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	200	222
Agrium Inc.	3.500%	6/1/23	299	297
Agrium Inc.	3.375%	3/15/25	250	242
Agrium Inc.	4.125%	3/15/35	500	422
Agrium Inc.	6.125%	1/15/41	25	28
Agrium Inc.	4.900%	6/1/43	50	48
Agrium Inc.	5.250%	1/15/45	200	201
Air Products & Chemicals Inc.	1.200%	10/15/17	100	100
Air Products & Chemicals Inc.	3.000%	11/3/21	75	78
Air Products & Chemicals Inc.	2.750%	2/3/23	50	50
Air Products & Chemicals Inc.	3.350%	7/31/24	75	79
Airgas Inc.	3.050%	8/1/20	100	102
Airgas Inc.	3.650%	7/15/24	100	102
Albemarle Corp.	3.000%	12/1/19	75	75
Albemarle Corp.	4.500%	12/15/20	25	26
Albemarle Corp.	4.150%	12/1/24	75	74
Albemarle Corp.	5.450%	12/1/44	75	72
Barrick Gold Corp.	4.100%	5/1/23	157	154
Barrick North America Finance LLC	4.400%	5/30/21	125	128
Barrick North America Finance LLC	5.700%	5/30/41	450	393
Barrick North America Finance LLC	5.750%	5/1/43	100	90
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	104
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	150	150
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	200	225
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	26
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	224
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	100	103
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	136
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	587
Cabot Corp.	2.550%	1/15/18	150	153
Carpenter Technology Corp.	5.200%	7/15/21	125	125
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	27
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	78
CF Industries Inc.	6.875%	5/1/18	275	298
CF Industries Inc.	7.125%	5/1/20	380	431
CF Industries Inc.	4.950%	6/1/43	125	109
Domtar Corp.	6.250%	9/1/42	25	25
Domtar Corp.	6.750%	2/15/44	100	100
Dow Chemical Co.	8.550%	5/15/19	325	387
Dow Chemical Co.	4.250%	11/15/20	125	136
Dow Chemical Co.	4.125%	11/15/21	100	109
Dow Chemical Co.	3.500%	10/1/24	50	52
Dow Chemical Co.	7.375%	11/1/29	25	32

Dow Chemical Co.	4.250%	10/1/34	50	48
Dow Chemical Co.	9.400%	5/15/39	350	531
Dow Chemical Co.	5.250%	11/15/41	100	106
Eastman Chemical Co.	2.400%	6/1/17	75	76
Eastman Chemical Co.	5.500%	11/15/19	175	194
Eastman Chemical Co.	2.700%	1/15/20	350	357
Eastman Chemical Co.	4.500%	1/15/21	75	81
Eastman Chemical Co.	3.600%	8/15/22	100	104
Eastman Chemical Co.	4.800%	9/1/42	225	214
Eastman Chemical Co.	4.650%	10/15/44	150	144
Ecolab Inc.	1.450%	12/8/17	225	224
Ecolab Inc.	1.550%	1/12/18	100	100
Ecolab Inc.	4.350%	12/8/21	200	221
Ecolab Inc.	5.500%	12/8/41	150	172
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	303
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	439
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	125
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	124
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	165
Fibria Overseas Finance Ltd.	5.250%	5/12/24	100	97
FMC Corp.	3.950%	2/1/22	50	51
FMC Corp.	4.100%	2/1/24	250	259
Georgia-Pacific LLC	8.000%	1/15/24	250	322
Georgia-Pacific LLC	7.375%	12/1/25	100	128
Georgia-Pacific LLC	8.875%	5/15/31	250	358
Glencore Canada Corp.	5.500%	6/15/17	200	202
Goldcorp Inc.	2.125%	3/15/18	200	196
Goldcorp Inc.	3.700%	3/15/23	200	196
Goldcorp Inc.	5.450%	6/9/44	100	92
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
International Paper Co.	7.500%	8/15/21	450	540
International Paper Co.	3.650%	6/15/24	100	101
International Paper Co.	3.800%	1/15/26	75	76
International Paper Co.	5.000%	9/15/35	100	103
International Paper Co.	7.300%	11/15/39	100	118
International Paper Co.	4.800%	6/15/44	200	191
International Paper Co.	5.150%	5/15/46	200	201
LyondellBasell Industries NV	5.000%	4/15/19	550	588
LyondellBasell Industries NV	6.000%	11/15/21	175	199
LyondellBasell Industries NV	5.750%	4/15/24	175	202
LyondellBasell Industries NV	4.625%	2/26/55	425	378
Meadwestvaco Corp.	7.950%	2/15/31	125	156
Methanex Corp.	3.250%	12/15/19	200	186
Monsanto Co.	2.125%	7/15/19	100	101
Monsanto Co.	2.750%	7/15/21	200	204
Monsanto Co.	5.500%	8/15/25	325	379
Monsanto Co.	4.200%	7/15/34	100	95
Monsanto Co.	5.875%	4/15/38	325	372
Monsanto Co.	4.400%	7/15/44	250	232
Monsanto Co.	3.950%	4/15/45	200	174
Monsanto Co.	4.700%	7/15/64	300	259
Mosaic Co.	3.750%	11/15/21	150	156
Mosaic Co.	4.250%	11/15/23	250	261
Mosaic Co.	5.450%	11/15/33	100	103
Mosaic Co.	5.625%	11/15/43	100	104
Newmont Mining Corp.	3.500%	3/15/22	300	298
Newmont Mining Corp.	5.875%	4/1/35	100	96

Newmont Mining Corp.	4.875%	3/15/42	250	214
Nucor Corp.	5.750%	12/1/17	25	27
Nucor Corp.	5.850%	6/1/18	150	162
Nucor Corp.	6.400%	12/1/37	100	111
Nucor Corp.	5.200%	8/1/43	200	204
Packaging Corp. of America	3.900%	6/15/22	100	103
Packaging Corp. of America	4.500%	11/1/23	350	368
Placer Dome Inc.	6.450%	10/15/35	75	70
Plum Creek Timberlands LP	4.700%	3/15/21	75	81
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	178
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	136
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	241
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	275	310
PPG Industries Inc.	2.300%	11/15/19	400	406
Praxair Inc.	4.500%	8/15/19	50	55
Praxair Inc.	3.000%	9/1/21	75	79
Praxair Inc.	2.450%	2/15/22	450	463
Praxair Inc.	2.200%	8/15/22	200	201
Praxair Inc.	3.550%	11/7/42	50	46
Rayonier Inc.	3.750%	4/1/22	50	49
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	72
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	235
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	163
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	649
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	78
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	311
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	820	801
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	88
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	127
Rio Tinto Finance USA plc	2.000%	3/22/17	125	125
Rio Tinto Finance USA plc	1.625%	8/21/17	200	199
Rio Tinto Finance USA plc	2.250%	12/14/18	75	75
Rio Tinto Finance USA plc	3.500%	3/22/22	75	75
Rio Tinto Finance USA plc	2.875%	8/21/22	75	73
Rio Tinto Finance USA plc	4.750%	3/22/42	150	146
Rohm & Haas Co.	7.850%	7/15/29	250	332
RPM International Inc.	6.125%	10/15/19	25	28
RPM International Inc.	3.450%	11/15/22	100	98
Sherwin-Williams Co.	3.450%	8/1/25	225	228
Sherwin-Williams Co.	4.550%	8/1/45	90	91
Southern Copper Corp.	5.375%	4/16/20	75	80
Southern Copper Corp.	3.875%	4/23/25	50	48
Southern Copper Corp.	7.500%	7/27/35	400	413
Southern Copper Corp.	6.750%	4/16/40	125	122
Southern Copper Corp.	5.875%	4/23/45	400	353
Syngenta Finance NV	3.125%	3/28/22	100	100
Syngenta Finance NV	4.375%	3/28/42	50	45
Vale Overseas Ltd.	5.625%	9/15/19	175	171
Vale Overseas Ltd.	4.375%	1/11/22	700	596
Vale Overseas Ltd.	8.250%	1/17/34	50	46
Vale Overseas Ltd.	6.875%	11/21/36	375	296
Vale Overseas Ltd.	6.875%	11/10/39	450	351
Vale SA	5.625%	9/11/42	200	141
Valspar Corp.	7.250%	6/15/19	100	114
Valspar Corp.	3.950%	1/15/26	200	207
Westlake Chemical Corp.	3.600%	7/15/22	25	25
WestRock RKT Co.	3.500%	3/1/20	150	152

WestRock RKT Co.	4.900%	3/1/22	100	108
Weyerhaeuser Co.	7.375%	10/1/19	250	287
Weyerhaeuser Co.	8.500%	1/15/25	50	65
Weyerhaeuser Co.	7.375%	3/15/32	200	244
Weyerhaeuser Co.	6.875%	12/15/33	50	59
Yamana Gold Inc.	4.950%	7/15/24	110	93

Capital Goods (1.5%)
3M Co.	1.375%	8/7/18	100	101
3M Co.	2.000%	8/7/20	100	102
3M Co.	3.000%	8/7/25	100	107
3M Co.	6.375%	2/15/28	100	135
3M Co.	5.700%	3/15/37	125	163
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	4.375%	5/8/42	25	26
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	56
Boeing Co.	6.000%	3/15/19	400	454
Boeing Co.	4.875%	2/15/20	175	197
Boeing Co.	1.650%	10/30/20	100	100
Boeing Co.	2.200%	10/30/22	100	100
Boeing Co.	2.500%	3/1/25	500	506
Boeing Co.	6.625%	2/15/38	50	70
Boeing Co.	6.875%	3/15/39	75	109
Boeing Co.	5.875%	2/15/40	275	364
Carlisle Cos. Inc.	3.750%	11/15/22	75	77
Caterpillar Financial Services Corp.	1.500%	2/23/18	450	453
Caterpillar Financial Services Corp.	1.800%	11/13/18	550	558
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	602
Caterpillar Financial Services Corp.	2.250%	12/1/19	550	563
Caterpillar Financial Services Corp.	2.000%	3/5/20	250	251
Caterpillar Financial Services Corp.	2.500%	11/13/20	50	51
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	103
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	258
Caterpillar Inc.	1.500%	6/26/17	150	151
Caterpillar Inc.	3.900%	5/27/21	225	247
Caterpillar Inc.	2.600%	6/26/22	50	51
Caterpillar Inc.	3.400%	5/15/24	250	262
Caterpillar Inc.	3.803%	8/15/42	143	138
Crane Co.	2.750%	12/15/18	50	51
Crane Co.	4.450%	12/15/23	50	52
CRH America Inc.	8.125%	7/15/18	100	112
CRH America Inc.	5.750%	1/15/21	75	85
Danaher Corp.	2.300%	6/23/16	50	50
Danaher Corp.	5.625%	1/15/18	75	81
Danaher Corp.	1.650%	9/15/18	100	101
Danaher Corp.	2.400%	9/15/20	100	103
Danaher Corp.	3.900%	6/23/21	250	274
Danaher Corp.	3.350%	9/15/25	100	106
Danaher Corp.	4.375%	9/15/45	250	279
Deere & Co.	4.375%	10/16/19	175	193
Deere & Co.	2.600%	6/8/22	325	331
Deere & Co.	5.375%	10/16/29	125	150
Deere & Co.	7.125%	3/3/31	100	139
Deere & Co.	3.900%	6/9/42	75	75
Dover Corp.	5.450%	3/15/18	200	215
Dover Corp.	3.150%	11/15/25	200	206
Dover Corp.	6.600%	3/15/38	75	101

Eaton Corp.	5.600%	5/15/18	300	324
Eaton Corp.	2.750%	11/2/22	200	200
Eaton Corp.	4.000%	11/2/32	25	25
Eaton Corp.	4.150%	11/2/42	50	50
Eaton Electric Holdings LLC	3.875%	12/15/20	100	105
Emerson Electric Co.	5.250%	10/15/18	250	275
Emerson Electric Co.	4.875%	10/15/19	25	28
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	150	154
Emerson Electric Co.	3.150%	6/1/25	200	206
Emerson Electric Co.	6.000%	8/15/32	275	339
Exelis Inc.	4.250%	10/1/16	75	76
Flowserve Corp.	3.500%	9/15/22	250	248
Flowserve Corp.	4.000%	11/15/23	50	51
Fortune Brands Home & Security Inc.	3.000%	6/15/20	75	76
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	102
General Dynamics Corp.	1.000%	11/15/17	275	276
General Dynamics Corp.	3.600%	11/15/42	100	100
General Electric Capital Corp.	1.250%	5/15/17	150	151
General Electric Capital Corp.	1.600%	11/20/17	175	177
General Electric Capital Corp.	2.300%	1/14/19	150	155
General Electric Capital Corp.	6.000%	8/7/19	194	223
General Electric Capital Corp.	2.100%	12/11/19	25	26
General Electric Capital Corp.	5.500%	1/8/20	236	271
General Electric Capital Corp.	2.200%	1/9/20	165	170
General Electric Capital Corp.	5.550%	5/4/20	108	124
General Electric Capital Corp.	4.375%	9/16/20	128	143
General Electric Capital Corp.	4.625%	1/7/21	201	227
General Electric Capital Corp.	5.300%	2/11/21	172	199
General Electric Capital Corp.	4.650%	10/17/21	347	396
General Electric Capital Corp.	3.150%	9/7/22	91	98
General Electric Capital Corp.	3.100%	1/9/23	224	238
General Electric Capital Corp.	3.450%	5/15/24	160	173
General Electric Capital Corp.	6.750%	3/15/32	505	689
General Electric Capital Corp.	6.150%	8/7/37	161	216
General Electric Capital Corp.	5.875%	1/14/38	510	661
General Electric Capital Corp.	6.875%	1/10/39	208	300
General Electric Co.	5.250%	12/6/17	665	713
General Electric Co.	2.700%	10/9/22	1,100	1,144
General Electric Co.	4.125%	10/9/42	375	394
General Electric Co.	4.500%	3/11/44	350	391
Harris Corp.	1.999%	4/27/18	125	125
Harris Corp.	2.700%	4/27/20	75	75
Harris Corp.	4.400%	12/15/20	375	400
Harris Corp.	3.832%	4/27/25	200	206
Harris Corp.	4.854%	4/27/35	100	104
Harris Corp.	6.150%	12/15/40	75	89
Harris Corp.	5.054%	4/27/45	100	107
Hexcel Corp.	4.700%	8/15/25	100	100
Honeywell International Inc.	5.300%	3/15/17	200	208
Honeywell International Inc.	5.300%	3/1/18	500	540
Honeywell International Inc.	4.250%	3/1/21	450	504
Honeywell International Inc.	5.700%	3/15/37	200	254
Honeywell International Inc.	5.375%	3/1/41	250	312
Hubbell Inc.	3.350%	3/1/26	75	75
Illinois Tool Works Inc.	6.250%	4/1/19	100	114
Illinois Tool Works Inc.	3.375%	9/15/21	100	107

Illinois Tool Works Inc.	3.500%	3/1/24	200	216
Illinois Tool Works Inc.	4.875%	9/15/41	75	87
Illinois Tool Works Inc.	3.900%	9/1/42	75	76
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	500	552
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	51
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	75	81
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	25	30
John Deere Capital Corp.	2.800%	9/18/17	275	281
John Deere Capital Corp.	1.350%	1/16/18	200	201
John Deere Capital Corp.	1.300%	3/12/18	125	125
John Deere Capital Corp.	1.750%	8/10/18	75	76
John Deere Capital Corp.	5.750%	9/10/18	275	304
John Deere Capital Corp.	1.950%	1/8/19	500	507
John Deere Capital Corp.	1.700%	1/15/20	125	125
John Deere Capital Corp.	2.050%	3/10/20	250	251
John Deere Capital Corp.	2.450%	9/11/20	75	77
John Deere Capital Corp.	2.550%	1/8/21	500	512
John Deere Capital Corp.	2.800%	3/4/21	100	103
John Deere Capital Corp.	3.900%	7/12/21	100	109
John Deere Capital Corp.	3.150%	10/15/21	25	26
John Deere Capital Corp.	2.800%	1/27/23	50	51
John Deere Capital Corp.	2.800%	3/6/23	300	305
John Deere Capital Corp.	3.400%	9/11/25	75	79
Kennametal Inc.	2.650%	11/1/19	75	71
Kennametal Inc.	3.875%	2/15/22	50	48
L-3 Communications Corp.	1.500%	5/28/17	200	198
L-3 Communications Corp.	5.200%	10/15/19	100	107
L-3 Communications Corp.	4.750%	7/15/20	75	78
L-3 Communications Corp.	4.950%	2/15/21	75	79
L-3 Communications Corp.	3.950%	5/28/24	103	98
Lafarge SA	7.125%	7/15/36	100	121
Leggett & Platt Inc.	3.800%	11/15/24	100	102
Lockheed Martin Corp.	1.850%	11/23/18	75	76
Lockheed Martin Corp.	2.500%	11/23/20	140	143
Lockheed Martin Corp.	3.350%	9/15/21	250	265
Lockheed Martin Corp.	3.100%	1/15/23	200	208
Lockheed Martin Corp.	3.550%	1/15/26	330	350
Lockheed Martin Corp.	3.600%	3/1/35	150	145
Lockheed Martin Corp.	4.500%	5/15/36	100	108
Lockheed Martin Corp.	6.150%	9/1/36	375	469
Lockheed Martin Corp.	5.500%	11/15/39	25	30
Lockheed Martin Corp.	4.700%	5/15/46	675	755
Martin Marietta Materials Inc.	6.600%	4/15/18	150	160
Martin Marietta Materials Inc.	4.250%	7/2/24	100	101
Mohawk Industries Inc.	3.850%	2/1/23	200	206
Northrop Grumman Corp.	1.750%	6/1/18	275	276
Northrop Grumman Corp.	3.500%	3/15/21	200	213
Northrop Grumman Corp.	3.250%	8/1/23	150	157
Northrop Grumman Corp.	5.050%	11/15/40	50	58
Northrop Grumman Corp.	4.750%	6/1/43	275	308
Owens Corning	4.200%	12/15/22	150	152
Parker Hannifin Corp.	5.500%	5/15/18	50	54
Parker Hannifin Corp.	3.500%	9/15/22	100	107
Parker Hannifin Corp.	6.250%	5/15/38	25	33
Parker-Hannifin Corp.	3.300%	11/21/24	100	105
Parker-Hannifin Corp.	4.450%	11/21/44	200	219
Pentair Finance SA	2.650%	12/1/19	250	245

Precision Castparts Corp.	1.250%	1/15/18	325	325
Precision Castparts Corp.	2.250%	6/15/20	150	152
Precision Castparts Corp.	2.500%	1/15/23	125	126
Precision Castparts Corp.	3.250%	6/15/25	100	104
Precision Castparts Corp.	3.900%	1/15/43	75	77
Precision Castparts Corp.	4.375%	6/15/45	100	110
Raytheon Co.	6.750%	3/15/18	125	138
Raytheon Co.	4.400%	2/15/20	100	111
Raytheon Co.	3.125%	10/15/20	25	27
Raytheon Co.	2.500%	12/15/22	275	282
Raytheon Co.	7.200%	8/15/27	25	35
Raytheon Co.	4.700%	12/15/41	500	571
Republic Services Inc.	3.800%	5/15/18	150	156
Republic Services Inc.	5.500%	9/15/19	150	166
Republic Services Inc.	5.000%	3/1/20	125	137
Republic Services Inc.	5.250%	11/15/21	75	85
Republic Services Inc.	3.550%	6/1/22	50	53
Republic Services Inc.	3.200%	3/15/25	250	251
Republic Services Inc.	6.086%	3/15/35	75	87
Republic Services Inc.	6.200%	3/1/40	125	152
Republic Services Inc.	5.700%	5/15/41	200	235
Rockwell Automation Inc.	5.650%	12/1/17	25	27
Rockwell Automation Inc.	6.700%	1/15/28	50	66
Rockwell Automation Inc.	6.250%	12/1/37	100	130
Rockwell Collins Inc.	5.250%	7/15/19	25	28
Rockwell Collins Inc.	3.100%	11/15/21	50	52
Rockwell Collins Inc.	4.800%	12/15/43	65	72
Roper Technologies Inc.	1.850%	11/15/17	75	75
Roper Technologies Inc.	2.050%	10/1/18	200	202
Roper Technologies Inc.	6.250%	9/1/19	75	84
Roper Technologies Inc.	3.000%	12/15/20	125	128
Roper Technologies Inc.	3.850%	12/15/25	100	103
Snap-on Inc.	6.125%	9/1/21	75	89
Sonoco Products Co.	4.375%	11/1/21	25	27
Sonoco Products Co.	5.750%	11/1/40	345	393
Stanley Black & Decker Inc.	2.451%	11/17/18	100	102
Stanley Black & Decker Inc.	3.400%	12/1/21	150	159
Stanley Black & Decker Inc.	5.200%	9/1/40	125	141
Textron Inc.	3.875%	3/1/25	250	253
Textron Inc.	4.000%	3/15/26	100	103
United Technologies Corp.	1.800%	6/1/17	225	228
United Technologies Corp.	5.375%	12/15/17	575	617
United Technologies Corp.	4.500%	4/15/20	100	111
United Technologies Corp.	3.100%	6/1/22	535	565
United Technologies Corp.	6.700%	8/1/28	100	132
United Technologies Corp.	7.500%	9/15/29	125	176
United Technologies Corp.	5.400%	5/1/35	150	180
United Technologies Corp.	6.050%	6/1/36	100	126
United Technologies Corp.	6.125%	7/15/38	300	391
United Technologies Corp.	5.700%	4/15/40	100	125
United Technologies Corp.	4.500%	6/1/42	550	596
United Technologies Corp.	4.150%	5/15/45	100	103
Valmont Industries Inc.	5.000%	10/1/44	180	162
Valmont Industries Inc.	5.250%	10/1/54	100	86
Waste Management Inc.	6.100%	3/15/18	375	410
Waste Management Inc.	4.600%	3/1/21	50	54
Waste Management Inc.	3.500%	5/15/24	100	105

Waste Management Inc.	3.900%	3/1/35	250	244
WW Grainger Inc.	4.600%	6/15/45	450	504

Communication (2.8%)
21st Century Fox America Inc.	4.500%	2/15/21	550	607
21st Century Fox America Inc.	3.000%	9/15/22	150	155
21st Century Fox America Inc.	3.700%	10/15/25	100	105
21st Century Fox America Inc.	6.550%	3/15/33	300	358
21st Century Fox America Inc.	6.200%	12/15/34	350	421
21st Century Fox America Inc.	6.400%	12/15/35	365	448
21st Century Fox America Inc.	8.150%	10/17/36	175	235
21st Century Fox America Inc.	6.150%	3/1/37	100	117
21st Century Fox America Inc.	6.900%	8/15/39	100	125
21st Century Fox America Inc.	6.150%	2/15/41	250	298
21st Century Fox America Inc.	4.750%	9/15/44	100	103
21st Century Fox America Inc.	7.750%	12/1/45	100	132
America Movil SAB de CV	5.625%	11/15/17	150	159
America Movil SAB de CV	5.000%	10/16/19	400	440
America Movil SAB de CV	6.375%	3/1/35	175	209
America Movil SAB de CV	6.125%	11/15/37	150	176
America Movil SAB de CV	6.125%	3/30/40	475	556
America Movil SAB de CV	4.375%	7/16/42	250	243
American Tower Corp.	4.500%	1/15/18	225	235
American Tower Corp.	2.800%	6/1/20	75	75
American Tower Corp.	3.450%	9/15/21	600	611
American Tower Corp.	5.900%	11/1/21	500	571
American Tower Corp.	3.500%	1/31/23	50	51
American Tower Corp.	4.000%	6/1/25	100	103
American Tower Corp.	4.400%	2/15/26	100	106
AT&T Inc.	1.700%	6/1/17	425	427
AT&T Inc.	1.400%	12/1/17	200	200
AT&T Inc.	5.500%	2/1/18	100	107
AT&T Inc.	5.600%	5/15/18	450	488
AT&T Inc.	2.375%	11/27/18	400	409
AT&T Inc.	5.800%	2/15/19	250	278
AT&T Inc.	2.300%	3/11/19	100	102
AT&T Inc.	5.875%	10/1/19	750	836
AT&T Inc.	2.450%	6/30/20	500	506
AT&T Inc.	4.600%	2/15/21	175	192
AT&T Inc.	5.000%	3/1/21	750	836
AT&T Inc.	4.450%	5/15/21	275	300
AT&T Inc.	3.875%	8/15/21	250	266
AT&T Inc.	3.000%	2/15/22	300	306
AT&T Inc.	3.000%	6/30/22	500	506
AT&T Inc.	2.625%	12/1/22	350	347
AT&T Inc.	4.450%	4/1/24	100	108
AT&T Inc.	3.950%	1/15/25	200	207
AT&T Inc.	4.125%	2/17/26	1,550	1,637
AT&T Inc.	6.450%	6/15/34	315	358
AT&T Inc.	4.500%	5/15/35	200	197
AT&T Inc.	6.500%	9/1/37	225	267
AT&T Inc.	6.300%	1/15/38	350	400
AT&T Inc.	6.550%	2/15/39	50	59
AT&T Inc.	6.350%	3/15/40	100	116
AT&T Inc.	6.000%	8/15/40	300	334
AT&T Inc.	5.350%	9/1/40	881	925
AT&T Inc.	5.550%	8/15/41	275	296

AT&T Inc.	5.150%	3/15/42	375	379
AT&T Inc.	4.300%	12/15/42	271	248
AT&T Inc.	4.800%	6/15/44	600	584
AT&T Inc.	4.350%	6/15/45	374	343
AT&T Inc.	4.750%	5/15/46	600	584
AT&T Inc.	5.650%	2/15/47	275	304
AT&T Mobility LLC	7.125%	12/15/31	175	219
Bellsouth Capital Funding Corp.	7.875%	2/15/30	103	127
BellSouth LLC	6.875%	10/15/31	78	91
BellSouth LLC	6.550%	6/15/34	79	87
BellSouth LLC	6.000%	11/15/34	89	95
BellSouth Telecommunications LLC	6.375%	6/1/28	45	50
British Telecommunications plc	5.950%	1/15/18	300	323
British Telecommunications plc	9.625%	12/15/30	440	685
CBS Corp.	5.750%	4/15/20	115	130
CBS Corp.	4.300%	2/15/21	275	295
CBS Corp.	3.500%	1/15/25	300	303
CBS Corp.	4.000%	1/15/26	150	156
CBS Corp.	5.900%	10/15/40	275	298
CBS Corp.	4.600%	1/15/45	125	118
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	258
7 CCO Safari II LLC	3.579%	7/23/20	475	485
7 CCO Safari II LLC	4.464%	7/23/22	500	523
7 CCO Safari II LLC	4.908%	7/23/25	750	792
7 CCO Safari II LLC	6.384%	10/23/35	350	386
7 CCO Safari II LLC	6.484%	10/23/45	600	668
7 CCO Safari II LLC	6.834%	10/23/55	75	81
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	197
Comcast Cable Communications LLC	8.875%	5/1/17	500	542
Comcast Corp.	5.875%	2/15/18	325	353
Comcast Corp.	5.700%	5/15/18	175	191
Comcast Corp.	5.700%	7/1/19	850	965
Comcast Corp.	5.150%	3/1/20	325	366
Comcast Corp.	3.375%	2/15/25	150	159
Comcast Corp.	3.375%	8/15/25	250	266
Comcast Corp.	3.150%	3/1/26	150	156
Comcast Corp.	4.250%	1/15/33	275	292
Comcast Corp.	4.200%	8/15/34	175	185
Comcast Corp.	5.650%	6/15/35	400	493
Comcast Corp.	4.400%	8/15/35	200	217
Comcast Corp.	6.500%	11/15/35	750	1,008
Comcast Corp.	6.450%	3/15/37	75	99
Comcast Corp.	6.950%	8/15/37	225	315
Comcast Corp.	4.650%	7/15/42	535	586
Comcast Corp.	4.500%	1/15/43	125	134
Comcast Corp.	4.600%	8/15/45	250	277
Crown Castle International Corp.	3.400%	2/15/21	500	506
Crown Castle International Corp.	4.875%	4/15/22	150	160
Crown Castle International Corp.	5.250%	1/15/23	275	296
Crown Castle International Corp.	4.450%	2/15/26	350	365
Deutsche Telekom International Finance BV	6.750%	8/20/18	75	84
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	168
Deutsche Telekom International Finance BV	8.750%	6/15/30	700	1,042
Discovery Communications LLC	5.050%	6/1/20	350	374
Discovery Communications LLC	4.375%	6/15/21	25	26

Discovery Communications LLC	3.300%	5/15/22	125	121
Discovery Communications LLC	3.250%	4/1/23	100	95
Discovery Communications LLC	3.450%	3/15/25	150	142
Discovery Communications LLC	4.900%	3/11/26	150	155
Discovery Communications LLC	4.875%	4/1/43	125	109
Electronic Arts Inc.	3.700%	3/1/21	100	104
Grupo Televisa SAB	6.625%	3/18/25	100	119
Grupo Televisa SAB	4.625%	1/30/26	200	208
Grupo Televisa SAB	6.625%	1/15/40	175	193
Historic TW Inc.	9.150%	2/1/23	195	260
Historic TW Inc.	6.625%	5/15/29	175	212
Interpublic Group of Cos. Inc.	3.750%	2/15/23	300	296
Interpublic Group of Cos. Inc.	4.200%	4/15/24	175	180
Koninklijke KPN NV	8.375%	10/1/30	175	233
Moody's Corp.	4.500%	9/1/22	175	191
Moody's Corp.	4.875%	2/15/24	250	275
Moody's Corp.	5.250%	7/15/44	250	278
NBCUniversal Media LLC	5.150%	4/30/20	125	142
NBCUniversal Media LLC	4.375%	4/1/21	175	196
NBCUniversal Media LLC	2.875%	1/15/23	225	233
NBCUniversal Media LLC	6.400%	4/30/40	300	400
NBCUniversal Media LLC	5.950%	4/1/41	150	192
NBCUniversal Media LLC	4.450%	1/15/43	325	347
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	111
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	25	25
Omnicom Group Inc.	4.450%	8/15/20	300	327
Omnicom Group Inc.	3.625%	5/1/22	325	342
Omnicom Group Inc.	3.650%	11/1/24	200	205
Omnicom Group Inc.	3.600%	4/15/26	425	435
Orange SA	4.125%	9/14/21	325	355
Orange SA	9.000%	3/1/31	425	649
Orange SA	5.375%	1/13/42	250	291
Orange SA	5.500%	2/6/44	250	297
Pacific Bell Telephone Co.	7.125%	3/15/26	50	63
Qwest Corp.	6.500%	6/1/17	100	105
Qwest Corp.	6.750%	12/1/21	200	216
Qwest Corp.	7.250%	9/15/25	25	27
Qwest Corp.	6.875%	9/15/33	446	435
Qwest Corp.	7.125%	11/15/43	100	96
RELX Capital Inc.	3.125%	10/15/22	282	281
Rogers Communications Inc.	6.800%	8/15/18	150	167
Rogers Communications Inc.	3.000%	3/15/23	205	209
Rogers Communications Inc.	4.100%	10/1/23	175	189
Rogers Communications Inc.	4.500%	3/15/43	65	65
Rogers Communications Inc.	5.000%	3/15/44	240	265
S&P Global Inc.	2.500%	8/15/18	100	101
S&P Global Inc.	3.300%	8/14/20	125	130
S&P Global Inc.	4.000%	6/15/25	125	130
S&P Global Inc.	4.400%	2/15/26	200	218
S&P Global Inc.	6.550%	11/15/37	150	174
Scripps Networks Interactive Inc.	2.750%	11/15/19	150	151
Scripps Networks Interactive Inc.	2.800%	6/15/20	100	100
Scripps Networks Interactive Inc.	3.900%	11/15/24	50	49
Telefonica Emisiones SAU	3.192%	4/27/18	325	334
Telefonica Emisiones SAU	5.877%	7/15/19	100	112
Telefonica Emisiones SAU	5.134%	4/27/20	225	249
Telefonica Emisiones SAU	5.462%	2/16/21	225	255

Telefonica Emisiones SAU	4.570%	4/27/23	500	546
Telefonica Emisiones SAU	7.045%	6/20/36	425	540
Thomson Reuters Corp.	1.650%	9/29/17	200	200
Thomson Reuters Corp.	4.700%	10/15/19	300	325
Thomson Reuters Corp.	3.850%	9/29/24	100	103
Thomson Reuters Corp.	5.500%	8/15/35	75	81
Thomson Reuters Corp.	5.850%	4/15/40	150	165
Thomson Reuters Corp.	5.650%	11/23/43	225	240
Time Warner Cable Inc.	5.850%	5/1/17	275	287
Time Warner Cable Inc.	6.750%	7/1/18	850	934
Time Warner Cable Inc.	8.750%	2/14/19	200	235
Time Warner Cable Inc.	8.250%	4/1/19	225	262
Time Warner Cable Inc.	5.000%	2/1/20	350	380
Time Warner Cable Inc.	6.550%	5/1/37	200	218
Time Warner Cable Inc.	7.300%	7/1/38	50	59
Time Warner Cable Inc.	6.750%	6/15/39	200	225
Time Warner Cable Inc.	5.875%	11/15/40	600	621
Time Warner Cable Inc.	4.500%	9/15/42	350	311
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	224
Time Warner Entertainment Co. LP	8.375%	7/15/33	250	318
Time Warner Inc.	4.875%	3/15/20	350	384
Time Warner Inc.	4.700%	1/15/21	50	55
Time Warner Inc.	4.750%	3/29/21	675	748
Time Warner Inc.	3.600%	7/15/25	225	231
Time Warner Inc.	3.875%	1/15/26	100	105
Time Warner Inc.	7.625%	4/15/31	300	382
Time Warner Inc.	7.700%	5/1/32	375	481
Time Warner Inc.	6.500%	11/15/36	175	203
Time Warner Inc.	6.200%	3/15/40	100	115
Time Warner Inc.	6.100%	7/15/40	175	199
Time Warner Inc.	6.250%	3/29/41	50	58
Time Warner Inc.	4.900%	6/15/42	325	329
Time Warner Inc.	5.350%	12/15/43	25	26
Time Warner Inc.	4.850%	7/15/45	100	102
Verizon Communications Inc.	1.350%	6/9/17	200	201
Verizon Communications Inc.	5.500%	2/15/18	475	510
Verizon Communications Inc.	3.650%	9/14/18	560	590
Verizon Communications Inc.	6.350%	4/1/19	250	284
Verizon Communications Inc.	2.625%	2/21/20	539	554
Verizon Communications Inc.	4.500%	9/15/20	560	619
Verizon Communications Inc.	3.450%	3/15/21	300	318
Verizon Communications Inc.	4.600%	4/1/21	775	861
Verizon Communications Inc.	3.000%	11/1/21	800	831
Verizon Communications Inc.	3.500%	11/1/21	100	106
Verizon Communications Inc.	5.150%	9/15/23	1,230	1,416
Verizon Communications Inc.	4.150%	3/15/24	300	326
Verizon Communications Inc.	3.500%	11/1/24	100	105
Verizon Communications Inc.	7.750%	12/1/30	300	410
Verizon Communications Inc.	6.400%	9/15/33	454	559
Verizon Communications Inc.	5.050%	3/15/34	225	244
Verizon Communications Inc.	4.400%	11/1/34	375	377
Verizon Communications Inc.	5.850%	9/15/35	425	494
Verizon Communications Inc.	4.272%	1/15/36	888	879
Verizon Communications Inc.	6.250%	4/1/37	60	71
Verizon Communications Inc.	6.400%	2/15/38	375	454
Verizon Communications Inc.	6.900%	4/15/38	165	210
Verizon Communications Inc.	4.750%	11/1/41	200	206

Verizon Communications Inc.	6.550%	9/15/43	1,312	1,723
Verizon Communications Inc.	4.862%	8/21/46	756	797
Verizon Communications Inc.	4.522%	9/15/48	1,363	1,365
Verizon Communications Inc.	5.012%	8/21/54	574	576
Verizon Communications Inc.	4.672%	3/15/55	888	853
Verizon New York Inc.	7.375%	4/1/32	350	404
Viacom Inc.	3.500%	4/1/17	50	51
Viacom Inc.	6.125%	10/5/17	75	79
Viacom Inc.	2.500%	9/1/18	125	126
Viacom Inc.	2.200%	4/1/19	300	300
Viacom Inc.	5.625%	9/15/19	275	301
Viacom Inc.	3.875%	12/15/21	25	26
Viacom Inc.	3.125%	6/15/22	50	48
Viacom Inc.	4.250%	9/1/23	75	77
Viacom Inc.	3.875%	4/1/24	300	299
Viacom Inc.	6.875%	4/30/36	375	393
Viacom Inc.	4.375%	3/15/43	106	82
Viacom Inc.	5.850%	9/1/43	75	72
Viacom Inc.	5.250%	4/1/44	300	269
Vodafone Group plc	1.625%	3/20/17	625	628
Vodafone Group plc	1.250%	9/26/17	475	474
Vodafone Group plc	1.500%	2/19/18	50	50
Vodafone Group plc	5.450%	6/10/19	150	166
Vodafone Group plc	2.500%	9/26/22	75	73
Vodafone Group plc	2.950%	2/19/23	415	413
Vodafone Group plc	7.875%	2/15/30	150	192
Vodafone Group plc	6.150%	2/27/37	225	254
Vodafone Group plc	4.375%	2/19/43	400	360
Walt Disney Co.	1.100%	12/1/17	400	402
Walt Disney Co.	5.875%	12/15/17	175	189
Walt Disney Co.	1.500%	9/17/18	100	101
Walt Disney Co.	1.650%	1/8/19	100	102
Walt Disney Co.	1.850%	5/30/19	50	51
Walt Disney Co.	2.150%	9/17/20	150	154
Walt Disney Co.	2.300%	2/12/21	250	258
Walt Disney Co.	2.750%	8/16/21	100	105
Walt Disney Co.	2.350%	12/1/22	75	77
Walt Disney Co.	3.150%	9/17/25	150	160
Walt Disney Co.	3.000%	2/13/26	300	318
Walt Disney Co.	4.375%	8/16/41	75	82
Walt Disney Co.	4.125%	12/1/41	275	291
Walt Disney Co.	3.700%	12/1/42	125	125
Walt Disney Co.	4.125%	6/1/44	75	80
WPP Finance 2010	4.750%	11/21/21	208	229
WPP Finance 2010	3.625%	9/7/22	200	205
WPP Finance 2010	3.750%	9/19/24	100	101

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	5.750%	5/1/20	325	355
Alibaba Group Holding Ltd.	1.625%	11/28/17	275	275
Alibaba Group Holding Ltd.	2.500%	11/28/19	360	364
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	306
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	405
Alibaba Group Holding Ltd.	4.500%	11/28/34	80	82
Amazon.com Inc.	1.200%	11/29/17	200	201
Amazon.com Inc.	2.600%	12/5/19	375	390
Amazon.com Inc.	3.300%	12/5/21	200	213

Amazon.com Inc.	2.500%	11/29/22	150	153
Amazon.com Inc.	3.800%	12/5/24	120	131
Amazon.com Inc.	4.800%	12/5/34	225	252
Amazon.com Inc.	4.950%	12/5/44	325	372
American Honda Finance Corp.	1.550%	12/11/17	500	503
American Honda Finance Corp.	1.600%	7/13/18	100	101
American Honda Finance Corp.	2.125%	10/10/18	125	127
American Honda Finance Corp.	2.250%	8/15/19	275	281
American Honda Finance Corp.	2.450%	9/24/20	225	231
Automatic Data Processing Inc.	2.250%	9/15/20	175	180
Automatic Data Processing Inc.	3.375%	9/15/25	200	214
AutoNation Inc.	6.750%	4/15/18	50	54
AutoNation Inc.	5.500%	2/1/20	55	60
AutoNation Inc.	3.350%	1/15/21	60	61
AutoNation Inc.	4.500%	10/1/25	50	51
AutoZone Inc.	7.125%	8/1/18	50	56
AutoZone Inc.	3.700%	4/15/22	350	366
AutoZone Inc.	2.875%	1/15/23	50	49
AutoZone Inc.	3.125%	7/15/23	125	126
Bed Bath & Beyond Inc.	4.915%	8/1/34	50	45
Bed Bath & Beyond Inc.	5.165%	8/1/44	150	127
Best Buy Co. Inc.	5.500%	3/15/21	25	26
Block Financial LLC	4.125%	10/1/20	94	97
Block Financial LLC	5.500%	11/1/22	75	81
Block Financial LLC	5.250%	10/1/25	100	105
BorgWarner Inc.	4.625%	9/15/20	25	27
BorgWarner Inc.	3.375%	3/15/25	75	74
BorgWarner Inc.	4.375%	3/15/45	100	95
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	25	25
Carnival Corp.	3.950%	10/15/20	100	106
Coach Inc.	4.250%	4/1/25	70	69
Costco Wholesale Corp.	1.700%	12/15/19	200	204
Costco Wholesale Corp.	1.750%	2/15/20	200	202
Costco Wholesale Corp.	2.250%	2/15/22	100	102
Cummins Inc.	7.125%	3/1/28	100	131
Cummins Inc.	4.875%	10/1/43	125	138
CVS Health Corp.	1.900%	7/20/18	400	406
CVS Health Corp.	2.250%	12/5/18	300	307
CVS Health Corp.	2.250%	8/12/19	500	513
CVS Health Corp.	2.800%	7/20/20	475	493
CVS Health Corp.	3.500%	7/20/22	150	161
CVS Health Corp.	2.750%	12/1/22	150	154
7 CVS Health Corp.	4.750%	12/1/22	50	56
CVS Health Corp.	4.000%	12/5/23	195	215
CVS Health Corp.	3.375%	8/12/24	750	788
7 CVS Health Corp.	5.000%	12/1/24	100	115
CVS Health Corp.	3.875%	7/20/25	525	568
CVS Health Corp.	4.875%	7/20/35	355	396
CVS Health Corp.	6.125%	9/15/39	125	158
CVS Health Corp.	5.750%	5/15/41	75	93
CVS Health Corp.	5.300%	12/5/43	50	59
CVS Health Corp.	5.125%	7/20/45	625	724
Daimler Finance North America LLC	8.500%	1/18/31	250	383
Delphi Automotive plc	3.150%	11/19/20	150	153
Delphi Automotive plc	4.250%	1/15/26	150	157
Delphi Corp.	4.150%	3/15/24	125	129

Dollar General Corp.	3.250%	4/15/23	150	150
Dollar General Corp.	4.150%	11/1/25	205	216
eBay Inc.	2.200%	8/1/19	300	301
eBay Inc.	3.250%	10/15/20	75	77
eBay Inc.	2.875%	8/1/21	125	126
eBay Inc.	3.800%	3/9/22	100	103
eBay Inc.	2.600%	7/15/22	450	432
eBay Inc.	3.450%	8/1/24	125	123
eBay Inc.	4.000%	7/15/42	25	19
Expedia Inc.	5.950%	8/15/20	75	84
Expedia Inc.	4.500%	8/15/24	100	101
7 Expedia Inc.	5.000%	2/15/26	275	276
Ford Motor Co.	6.625%	10/1/28	425	514
Ford Motor Co.	6.375%	2/1/29	100	117
Ford Motor Co.	7.450%	7/16/31	375	489
Ford Motor Co.	7.400%	11/1/46	100	127
Ford Motor Credit Co. LLC	6.625%	8/15/17	325	345
Ford Motor Credit Co. LLC	1.724%	12/6/17	200	199
Ford Motor Credit Co. LLC	2.145%	1/9/18	500	500
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	687
Ford Motor Credit Co. LLC	2.551%	10/5/18	200	201
Ford Motor Credit Co. LLC	2.375%	3/12/19	550	553
Ford Motor Credit Co. LLC	2.597%	11/4/19	550	552
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	297
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	199
Ford Motor Credit Co. LLC	3.157%	8/4/20	200	204
Ford Motor Credit Co. LLC	3.200%	1/15/21	250	255
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	282
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	206
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	371
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	239
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	202
Ford Motor Credit Co. LLC	4.134%	8/4/25	300	311
Gap Inc.	5.950%	4/12/21	275	299
General Motors Co.	3.500%	10/2/18	100	102
General Motors Co.	4.875%	10/2/23	250	262
General Motors Co.	4.000%	4/1/25	100	98
General Motors Co.	5.000%	4/1/35	165	156
General Motors Co.	6.600%	4/1/36	50	55
General Motors Co.	6.250%	10/2/43	210	224
General Motors Co.	5.200%	4/1/45	480	450
General Motors Co.	6.750%	4/1/46	130	148
General Motors Financial Co. Inc.	2.625%	7/10/17	60	60
General Motors Financial Co. Inc.	4.750%	8/15/17	75	78
General Motors Financial Co. Inc.	3.000%	9/25/17	45	45
General Motors Financial Co. Inc.	3.250%	5/15/18	90	91
General Motors Financial Co. Inc.	6.750%	6/1/18	335	363
General Motors Financial Co. Inc.	3.100%	1/15/19	275	279
General Motors Financial Co. Inc.	3.500%	7/10/19	230	236
General Motors Financial Co. Inc.	3.150%	1/15/20	65	65
General Motors Financial Co. Inc.	3.200%	7/13/20	700	693
General Motors Financial Co. Inc.	3.700%	11/24/20	275	279
General Motors Financial Co. Inc.	4.200%	3/1/21	175	180
General Motors Financial Co. Inc.	4.375%	9/25/21	100	103
General Motors Financial Co. Inc.	3.450%	4/10/22	205	203
General Motors Financial Co. Inc.	4.250%	5/15/23	125	126
General Motors Financial Co. Inc.	4.000%	1/15/25	175	170

General Motors Financial Co. Inc.	4.300%	7/13/25	300	293
General Motors Financial Co. Inc.	5.250%	3/1/26	150	157
Harley-Davidson Inc.	3.500%	7/28/25	100	104
Harley-Davidson Inc.	4.625%	7/28/45	100	102
Harman International Industries Inc.	4.150%	5/15/25	100	99
Home Depot Inc.	3.950%	9/15/20	100	109
Home Depot Inc.	2.000%	4/1/21	25	25
Home Depot Inc.	4.400%	4/1/21	975	1,093
Home Depot Inc.	2.625%	6/1/22	215	223
Home Depot Inc.	3.750%	2/15/24	200	221
Home Depot Inc.	3.000%	4/1/26	125	130
Home Depot Inc.	5.875%	12/16/36	825	1,071
Home Depot Inc.	5.400%	9/15/40	75	93
Home Depot Inc.	5.950%	4/1/41	125	165
Home Depot Inc.	4.200%	4/1/43	100	108
Home Depot Inc.	4.875%	2/15/44	200	237
Home Depot Inc.	4.250%	4/1/46	230	253
Hyatt Hotels Corp.	5.375%	8/15/21	50	55
Hyatt Hotels Corp.	3.375%	7/15/23	25	25
Hyatt Hotels Corp.	4.850%	3/15/26	50	52
Johnson Controls Inc.	5.000%	3/30/20	125	135
Johnson Controls Inc.	4.250%	3/1/21	150	159
Johnson Controls Inc.	3.750%	12/1/21	100	103
Johnson Controls Inc.	3.625%	7/2/24	135	138
Johnson Controls Inc.	6.000%	1/15/36	50	55
Johnson Controls Inc.	5.250%	12/1/41	100	102
Johnson Controls Inc.	4.950%	7/2/64	100	91
Kohl's Corp.	4.000%	11/1/21	200	209
Kohl's Corp.	4.250%	7/17/25	100	99
Kohl's Corp.	5.550%	7/17/45	75	68
Lowe's Cos. Inc.	6.100%	9/15/17	75	81
Lowe's Cos. Inc.	3.750%	4/15/21	500	544
Lowe's Cos. Inc.	3.875%	9/15/23	75	82
Lowe's Cos. Inc.	3.125%	9/15/24	100	105
Lowe's Cos. Inc.	3.375%	9/15/25	200	214
Lowe's Cos. Inc.	6.875%	2/15/28	25	33
Lowe's Cos. Inc.	6.500%	3/15/29	200	267
Lowe's Cos. Inc.	5.800%	10/15/36	175	219
Lowe's Cos. Inc.	5.125%	11/15/41	325	380
Lowe's Cos. Inc.	5.000%	9/15/43	50	59
Lowe's Cos. Inc.	4.375%	9/15/45	125	138
Macy's Retail Holdings Inc.	7.450%	7/15/17	325	348
Macy's Retail Holdings Inc.	3.450%	1/15/21	100	103
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	242
Macy's Retail Holdings Inc.	4.500%	12/15/34	100	82
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	122
Macy's Retail Holdings Inc.	5.125%	1/15/42	175	150
Magna International Inc.	3.625%	6/15/24	120	120
Magna International Inc.	4.150%	10/1/25	100	106
Marriott International Inc.	6.375%	6/15/17	50	53
Marriott International Inc.	3.000%	3/1/19	50	51
Marriott International Inc.	3.375%	10/15/20	225	234
Marriott International Inc.	2.875%	3/1/21	75	76
Marriott International Inc.	3.125%	10/15/21	50	51
Marriott International Inc.	3.750%	10/1/25	100	103
MasterCard Inc.	2.000%	4/1/19	75	77
MasterCard Inc.	3.375%	4/1/24	150	160

McDonald's Corp.	5.800%	10/15/17	325	348
McDonald's Corp.	5.350%	3/1/18	100	108
McDonald's Corp.	5.000%	2/1/19	100	109
McDonald's Corp.	1.875%	5/29/19	75	76
McDonald's Corp.	2.750%	12/9/20	75	78
McDonald's Corp.	3.625%	5/20/21	175	188
McDonald's Corp.	3.375%	5/26/25	175	183
McDonald's Corp.	3.700%	1/30/26	300	318
McDonald's Corp.	4.700%	12/9/35	200	215
McDonald's Corp.	6.300%	10/15/37	50	63
McDonald's Corp.	5.700%	2/1/39	100	117
McDonald's Corp.	3.700%	2/15/42	375	350
McDonald's Corp.	3.625%	5/1/43	25	22
McDonald's Corp.	4.600%	5/26/45	210	220
McDonald's Corp.	4.875%	12/9/45	300	327
Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	75	72
NIKE Inc.	3.625%	5/1/43	50	50
NIKE Inc.	3.875%	11/1/45	250	262
Nordstrom Inc.	6.250%	1/15/18	75	81
Nordstrom Inc.	4.750%	5/1/20	100	108
Nordstrom Inc.	4.000%	10/15/21	175	185
Nordstrom Inc.	5.000%	1/15/44	115	120
NVR Inc.	3.950%	9/15/22	100	104
O'Reilly Automotive Inc.	4.875%	1/14/21	25	27
O'Reilly Automotive Inc.	3.800%	9/1/22	100	105
O'Reilly Automotive Inc.	3.850%	6/15/23	75	78
O'Reilly Automotive Inc.	3.550%	3/15/26	100	103
PACCAR Financial Corp.	1.400%	11/17/17	85	85
PACCAR Financial Corp.	1.450%	3/9/18	100	100
PACCAR Financial Corp.	1.750%	8/14/18	50	50
PACCAR Financial Corp.	2.200%	9/15/19	50	51
PACCAR Financial Corp.	2.500%	8/14/20	75	77
PACCAR Financial Corp.	2.250%	2/25/21	75	75
QVC Inc.	3.125%	4/1/19	125	125
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	125	123
QVC Inc.	5.950%	3/15/43	125	108
Ralph Lauren Corp.	2.125%	9/26/18	50	51
Ralph Lauren Corp.	2.625%	8/18/20	50	51
Ross Stores Inc.	3.375%	9/15/24	50	51
Signet UK Finance plc	4.700%	6/15/24	75	74
Staples Inc.	4.375%	1/12/23	100	100
Starbucks Corp.	2.100%	2/4/21	75	76
Starbucks Corp.	2.700%	6/15/22	75	79
Starbucks Corp.	3.850%	10/1/23	250	273
Starbucks Corp.	4.300%	6/15/45	50	55
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	100	99
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	175	182
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	50	47
Target Corp.	5.375%	5/1/17	225	236
Target Corp.	6.000%	1/15/18	200	218
Target Corp.	2.300%	6/26/19	200	206
Target Corp.	2.900%	1/15/22	175	185
Target Corp.	3.500%	7/1/24	175	191
Target Corp.	6.350%	11/1/32	175	226
Target Corp.	6.500%	10/15/37	203	281

Target Corp.	7.000%	1/15/38	125	179
Target Corp.	4.000%	7/1/42	260	276
Tiffany & Co.	4.900%	10/1/44	50	47
TJX Cos. Inc.	6.950%	4/15/19	150	175
TJX Cos. Inc.	2.750%	6/15/21	125	131
TJX Cos. Inc.	2.500%	5/15/23	300	299
Toyota Motor Credit Corp.	1.125%	5/16/17	300	301
Toyota Motor Credit Corp.	1.250%	10/5/17	175	175
Toyota Motor Credit Corp.	1.375%	1/10/18	300	302
Toyota Motor Credit Corp.	1.450%	1/12/18	100	100
Toyota Motor Credit Corp.	2.000%	10/24/18	25	25
Toyota Motor Credit Corp.	1.700%	2/19/19	300	303
Toyota Motor Credit Corp.	2.125%	7/18/19	500	511
Toyota Motor Credit Corp.	2.150%	3/12/20	500	510
Toyota Motor Credit Corp.	4.250%	1/11/21	125	138
Toyota Motor Credit Corp.	2.750%	5/17/21	200	207
Toyota Motor Credit Corp.	3.400%	9/15/21	75	80
Toyota Motor Credit Corp.	3.300%	1/12/22	275	294
Toyota Motor Credit Corp.	2.800%	7/13/22	100	103
Toyota Motor Credit Corp.	2.625%	1/10/23	200	203
VF Corp.	5.950%	11/1/17	75	80
VF Corp.	3.500%	9/1/21	200	213
VF Corp.	6.450%	11/1/37	50	66
Visa Inc.	1.200%	12/14/17	575	579
Visa Inc.	2.200%	12/14/20	600	615
Visa Inc.	2.800%	12/14/22	250	261
Visa Inc.	3.150%	12/14/25	975	1,015
Visa Inc.	4.150%	12/14/35	275	295
Visa Inc.	4.300%	12/14/45	600	653
Wal-Mart Stores Inc.	5.375%	4/5/17	25	26
Wal-Mart Stores Inc.	5.800%	2/15/18	425	464
Wal-Mart Stores Inc.	1.125%	4/11/18	150	151
Wal-Mart Stores Inc.	1.950%	12/15/18	75	77
Wal-Mart Stores Inc.	3.625%	7/8/20	25	27
Wal-Mart Stores Inc.	3.250%	10/25/20	325	352
Wal-Mart Stores Inc.	4.250%	4/15/21	200	224
Wal-Mart Stores Inc.	2.550%	4/11/23	150	154
Wal-Mart Stores Inc.	3.300%	4/22/24	250	269
Wal-Mart Stores Inc.	5.875%	4/5/27	725	934
Wal-Mart Stores Inc.	7.550%	2/15/30	175	260
Wal-Mart Stores Inc.	5.250%	9/1/35	150	185
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,253
Wal-Mart Stores Inc.	6.200%	4/15/38	300	406
Wal-Mart Stores Inc.	5.000%	10/25/40	245	293
Wal-Mart Stores Inc.	5.625%	4/15/41	435	561
Wal-Mart Stores Inc.	4.000%	4/11/43	274	290
Wal-Mart Stores Inc.	4.300%	4/22/44	175	195
Walgreen Co.	3.100%	9/15/22	200	202
Walgreen Co.	4.400%	9/15/42	75	70
Walgreens Boots Alliance Inc.	1.750%	11/17/17	200	201
Walgreens Boots Alliance Inc.	2.700%	11/18/19	350	357
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	232
Walgreens Boots Alliance Inc.	3.800%	11/18/24	275	283
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	121
Walgreens Boots Alliance Inc.	4.800%	11/18/44	250	248
Western Union Co.	5.253%	4/1/20	133	144
Western Union Co.	6.200%	11/17/36	75	77

Western Union Co.	6.200%	6/21/40	50	49
Wyndham Worldwide Corp.	2.500%	3/1/18	50	50
Wyndham Worldwide Corp.	4.250%	3/1/22	175	180
Wyndham Worldwide Corp.	3.900%	3/1/23	50	50

Consumer Noncyclical (4.4%)
Abbott Laboratories	5.125%	4/1/19	350	384
Abbott Laboratories	2.000%	3/15/20	200	202
Abbott Laboratories	4.125%	5/27/20	25	27
Abbott Laboratories	2.550%	3/15/22	250	254
Abbott Laboratories	2.950%	3/15/25	175	178
Abbott Laboratories	6.000%	4/1/39	25	32
Abbott Laboratories	5.300%	5/27/40	100	119
AbbVie Inc.	1.750%	11/6/17	600	603
AbbVie Inc.	1.800%	5/14/18	600	607
AbbVie Inc.	2.000%	11/6/18	225	227
AbbVie Inc.	2.500%	5/14/20	650	662
AbbVie Inc.	2.900%	11/6/22	800	812
AbbVie Inc.	3.200%	11/6/22	175	181
AbbVie Inc.	3.600%	5/14/25	650	684
AbbVie Inc.	4.500%	5/14/35	475	493
AbbVie Inc.	4.400%	11/6/42	426	431
AbbVie Inc.	4.700%	5/14/45	552	587
Actavis Funding SCS	1.300%	6/15/17	300	299
Actavis Funding SCS	2.350%	3/12/18	575	581
Actavis Funding SCS	3.000%	3/12/20	649	667
Actavis Funding SCS	3.450%	3/15/22	507	525
Actavis Funding SCS	3.850%	6/15/24	200	211
Actavis Funding SCS	3.800%	3/15/25	690	717
Actavis Funding SCS	4.550%	3/15/35	450	463
Actavis Funding SCS	4.850%	6/15/44	445	473
Actavis Funding SCS	4.750%	3/15/45	350	369
Actavis Inc.	1.875%	10/1/17	100	100
Actavis Inc.	3.250%	10/1/22	675	697
Actavis Inc.	4.625%	10/1/42	175	181
Agilent Technologies Inc.	5.000%	7/15/20	100	111
Agilent Technologies Inc.	3.200%	10/1/22	300	306
Agilent Technologies Inc.	3.875%	7/15/23	100	105
Allergan Inc.	1.350%	3/15/18	40	40
Allergan Inc.	2.800%	3/15/23	100	98
4 Allina Health System	4.805%	11/15/45	50	55
Altria Group Inc.	9.250%	8/6/19	185	229
Altria Group Inc.	2.625%	1/14/20	500	517
Altria Group Inc.	4.750%	5/5/21	125	142
Altria Group Inc.	2.850%	8/9/22	325	337
Altria Group Inc.	2.950%	5/2/23	350	362
Altria Group Inc.	9.950%	11/10/38	100	176
Altria Group Inc.	10.200%	2/6/39	260	470
Altria Group Inc.	4.250%	8/9/42	75	78
Altria Group Inc.	4.500%	5/2/43	125	134
Altria Group Inc.	5.375%	1/31/44	250	307
AmerisourceBergen Corp.	4.875%	11/15/19	25	27
AmerisourceBergen Corp.	3.500%	11/15/21	300	317
AmerisourceBergen Corp.	3.400%	5/15/24	250	256
AmerisourceBergen Corp.	3.250%	3/1/25	125	127
AmerisourceBergen Corp.	4.250%	3/1/45	50	48
Amgen Inc.	2.125%	5/15/17	525	531

Amgen Inc.	5.850%	6/1/17	150	158
Amgen Inc.	5.700%	2/1/19	75	84
Amgen Inc.	2.125%	5/1/20	175	177
Amgen Inc.	3.450%	10/1/20	225	240
Amgen Inc.	4.100%	6/15/21	150	164
Amgen Inc.	3.875%	11/15/21	200	217
Amgen Inc.	2.700%	5/1/22	75	76
Amgen Inc.	3.625%	5/15/22	225	241
Amgen Inc.	3.625%	5/22/24	500	528
Amgen Inc.	3.125%	5/1/25	325	330
Amgen Inc.	6.375%	6/1/37	125	156
Amgen Inc.	6.900%	6/1/38	400	521
Amgen Inc.	6.400%	2/1/39	175	219
Amgen Inc.	5.750%	3/15/40	16	19
Amgen Inc.	4.950%	10/1/41	250	270
Amgen Inc.	5.150%	11/15/41	280	309
Amgen Inc.	5.650%	6/15/42	160	188
Amgen Inc.	5.375%	5/15/43	75	85
Amgen Inc.	4.400%	5/1/45	175	179
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	81
Anheuser-Busch Cos. LLC	6.800%	8/20/32	50	65
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	137
Anheuser-Busch Cos. LLC	6.500%	5/1/42	125	162
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	750	760
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	425	434
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	1,300	1,336
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	251
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,130	1,173
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	250	267
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	2,075	2,180
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,070	1,158
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	295
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	217
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,985	2,223
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	333	335
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	700	816
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	206
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	564
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	168
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	83
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	525	529
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	227
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	96
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	175	166
Archer-Daniels-Midland Co.	5.450%	3/15/18	60	65
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	182
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	99
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	111
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	55
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	25
4 Ascension Health	4.847%	11/15/53	75	87
AstraZeneca plc	5.900%	9/15/17	550	587
AstraZeneca plc	1.750%	11/16/18	200	202
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	2.375%	11/16/20	350	357
AstraZeneca plc	3.375%	11/16/25	250	259
AstraZeneca plc	6.450%	9/15/37	450	595

AstraZeneca plc	4.000%	9/18/42	150	150
AstraZeneca plc	4.375%	11/16/45	250	266
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	50	56
7 Baxalta Inc.	2.000%	6/22/18	75	74
7 Baxalta Inc.	2.875%	6/23/20	175	175
7 Baxalta Inc.	3.600%	6/23/22	50	51
7 Baxalta Inc.	4.000%	6/23/25	300	305
7 Baxalta Inc.	5.250%	6/23/45	180	190
Beam Suntory Inc.	1.875%	5/15/17	25	25
Beam Suntory Inc.	3.250%	5/15/22	50	51
Becton Dickinson & Co.	1.450%	5/15/17	50	50
Becton Dickinson & Co.	1.800%	12/15/17	200	201
Becton Dickinson & Co.	5.000%	5/15/19	50	54
Becton Dickinson & Co.	6.375%	8/1/19	50	57
Becton Dickinson & Co.	2.675%	12/15/19	200	205
Becton Dickinson & Co.	3.250%	11/12/20	300	313
Becton Dickinson & Co.	3.125%	11/8/21	65	67
Becton Dickinson & Co.	3.734%	12/15/24	400	426
Becton Dickinson & Co.	4.685%	12/15/44	200	217
Becton Dickinson and Co.	3.300%	3/1/23	325	333
Biogen Inc.	6.875%	3/1/18	100	110
Biogen Inc.	2.900%	9/15/20	325	335
Biogen Inc.	3.625%	9/15/22	175	185
Biogen Inc.	4.050%	9/15/25	250	267
Biogen Inc.	5.200%	9/15/45	310	344
Boston Scientific Corp.	2.650%	10/1/18	285	290
Boston Scientific Corp.	6.000%	1/15/20	200	226
Boston Scientific Corp.	2.850%	5/15/20	100	102
Boston Scientific Corp.	3.375%	5/15/22	50	51
Boston Scientific Corp.	3.850%	5/15/25	150	156
Boston Scientific Corp.	7.000%	11/15/35	50	61
Boston Scientific Corp.	7.375%	1/15/40	125	159
Bottling Group LLC	5.125%	1/15/19	100	111
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	277
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	259
Bristol-Myers Squibb Co.	5.875%	11/15/36	62	80
Bristol-Myers Squibb Co.	6.125%	5/1/38	20	26
Bristol-Myers Squibb Co.	3.250%	8/1/42	100	94
Bristol-Myers Squibb Co.	4.500%	3/1/44	100	114
Brown-Forman Corp.	1.000%	1/15/18	150	149
Brown-Forman Corp.	2.250%	1/15/23	50	50
Brown-Forman Corp.	3.750%	1/15/43	25	24
Brown-Forman Corp.	4.500%	7/15/45	100	109
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	320
Campbell Soup Co.	3.050%	7/15/17	25	26
Campbell Soup Co.	3.300%	3/19/25	125	129
Campbell Soup Co.	3.800%	8/2/42	75	69
Cardinal Health Inc.	1.700%	3/15/18	100	100
Cardinal Health Inc.	1.950%	6/15/18	200	201
Cardinal Health Inc.	4.625%	12/15/20	125	139
Cardinal Health Inc.	3.200%	3/15/23	150	154
Cardinal Health Inc.	3.750%	9/15/25	175	186
Cardinal Health Inc.	4.600%	3/15/43	25	26
Cardinal Health Inc.	4.500%	11/15/44	100	102
Cardinal Health Inc.	4.900%	9/15/45	100	106
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	197

Celgene Corp.	1.900%	8/15/17	75	76
Celgene Corp.	2.125%	8/15/18	125	126
Celgene Corp.	2.300%	8/15/18	100	102
Celgene Corp.	2.250%	5/15/19	125	127
Celgene Corp.	2.875%	8/15/20	250	257
Celgene Corp.	3.950%	10/15/20	125	134
Celgene Corp.	3.250%	8/15/22	175	181
Celgene Corp.	3.550%	8/15/22	50	52
Celgene Corp.	4.000%	8/15/23	125	133
Celgene Corp.	3.625%	5/15/24	175	181
Celgene Corp.	3.875%	8/15/25	425	447
Celgene Corp.	5.700%	10/15/40	50	58
Celgene Corp.	5.250%	8/15/43	275	307
Celgene Corp.	4.625%	5/15/44	175	179
Celgene Corp.	5.000%	8/15/45	225	243
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	50	52
Church & Dwight Co. Inc.	2.450%	12/15/19	75	76
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	100	106
Clorox Co.	3.800%	11/15/21	50	53
Clorox Co.	3.500%	12/15/24	250	259
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	125	131
Coca-Cola Co.	1.150%	4/1/18	336	339
Coca-Cola Co.	1.875%	10/27/20	250	254
Coca-Cola Co.	2.450%	11/1/20	750	782
Coca-Cola Co.	3.150%	11/15/20	125	134
Coca-Cola Co.	3.300%	9/1/21	250	270
Coca-Cola Co.	3.200%	11/1/23	225	241
Coca-Cola Co.	2.875%	10/27/25	300	311
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	317
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	150	152
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	108
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	258
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	350	400
Colgate-Palmolive Co.	1.750%	3/15/19	75	77
Colgate-Palmolive Co.	2.450%	11/15/21	75	78
Colgate-Palmolive Co.	2.100%	5/1/23	280	281
Colgate-Palmolive Co.	3.250%	3/15/24	100	108
Colgate-Palmolive Co.	4.000%	8/15/45	100	109
ConAgra Foods Inc.	1.900%	1/25/18	75	75
ConAgra Foods Inc.	7.000%	4/15/19	5	6
ConAgra Foods Inc.	3.250%	9/15/22	125	127
ConAgra Foods Inc.	3.200%	1/25/23	426	429
ConAgra Foods Inc.	7.125%	10/1/26	69	85
Covidien International Finance SA	6.000%	10/15/17	225	242
Covidien International Finance SA	3.200%	6/15/22	200	210
Covidien International Finance SA	2.950%	6/15/23	250	255
Covidien International Finance SA	6.550%	10/15/37	175	233
CR Bard Inc.	1.375%	1/15/18	225	225
CR Bard Inc.	4.400%	1/15/21	75	81
Diageo Capital plc	1.500%	5/11/17	75	75
Diageo Capital plc	5.750%	10/23/17	25	27
Diageo Capital plc	4.828%	7/15/20	125	141
Diageo Capital plc	2.625%	4/29/23	500	508
Diageo Capital plc	5.875%	9/30/36	50	62
Diageo Investment Corp.	2.875%	5/11/22	600	622
Diageo Investment Corp.	4.250%	5/11/42	150	159
Dignity Health California GO	3.125%	11/1/22	50	51

Dignity Health California GO	3.812%	11/1/24	100	106
Dignity Health California GO	4.500%	11/1/42	100	100
Dignity Health California GO	5.267%	11/1/64	100	108
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	78
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	128
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	75
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	50
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	100	103
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	75	105
Edwards Lifesciences Corp.	2.875%	10/15/18	100	102
Eli Lilly & Co.	1.250%	3/1/18	200	201
Eli Lilly & Co.	1.950%	3/15/19	125	128
Eli Lilly & Co.	2.750%	6/1/25	150	154
Eli Lilly & Co.	5.550%	3/15/37	60	76
Eli Lilly & Co.	3.700%	3/1/45	160	163
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	76
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	95
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	25
Estee Lauder Cos. Inc.	4.375%	6/15/45	50	54
Express Scripts Holding Co.	7.250%	6/15/19	50	58
Express Scripts Holding Co.	4.750%	11/15/21	275	299
Express Scripts Holding Co.	3.900%	2/15/22	200	209
Express Scripts Holding Co.	4.500%	2/25/26	365	379
Express Scripts Holding Co.	6.125%	11/15/41	200	225
Flowers Foods Inc.	4.375%	4/1/22	75	80
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	97
General Mills Inc.	1.400%	10/20/17	300	302
General Mills Inc.	5.650%	2/15/19	275	306
General Mills Inc.	2.200%	10/21/19	200	206
General Mills Inc.	3.150%	12/15/21	25	26
General Mills Inc.	5.400%	6/15/40	100	120
Gilead Sciences Inc.	1.850%	9/4/18	125	127
Gilead Sciences Inc.	2.050%	4/1/19	400	408
Gilead Sciences Inc.	2.350%	2/1/20	105	108
Gilead Sciences Inc.	2.550%	9/1/20	325	335
Gilead Sciences Inc.	4.500%	4/1/21	150	168
Gilead Sciences Inc.	4.400%	12/1/21	225	251
Gilead Sciences Inc.	3.250%	9/1/22	175	185
Gilead Sciences Inc.	3.700%	4/1/24	350	375
Gilead Sciences Inc.	3.500%	2/1/25	225	238
Gilead Sciences Inc.	3.650%	3/1/26	550	585
Gilead Sciences Inc.	4.600%	9/1/35	150	162
Gilead Sciences Inc.	5.650%	12/1/41	175	212
Gilead Sciences Inc.	4.800%	4/1/44	300	329
Gilead Sciences Inc.	4.500%	2/1/45	350	370
Gilead Sciences Inc.	4.750%	3/1/46	435	474
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	675	739
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	52
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	740
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	107
GlaxoSmithKline Capital plc	1.500%	5/8/17	525	529
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	105
Hasbro Inc.	6.300%	9/15/17	175	186
Hasbro Inc.	6.350%	3/15/40	125	147
Hasbro Inc.	5.100%	5/15/44	50	51
Hershey Co.	1.600%	8/21/18	75	76
Hershey Co.	4.125%	12/1/20	75	83

Hershey Co.	2.625%	5/1/23	100	102
Hershey Co.	3.200%	8/21/25	65	68
Hillshire Brands Co.	4.100%	9/15/20	50	52
Hormel Foods Corp.	4.125%	4/15/21	25	27
Ingredion Inc.	4.625%	11/1/20	25	27
Ingredion Inc.	6.625%	4/15/37	25	31
JM Smucker Co.	1.750%	3/15/18	75	75
JM Smucker Co.	2.500%	3/15/20	75	76
JM Smucker Co.	3.500%	10/15/21	125	132
JM Smucker Co.	3.000%	3/15/22	100	103
JM Smucker Co.	3.500%	3/15/25	150	157
JM Smucker Co.	4.250%	3/15/35	100	104
JM Smucker Co.	4.375%	3/15/45	100	105
Johnson & Johnson	5.550%	8/15/17	500	532
Johnson & Johnson	5.150%	7/15/18	150	164
Johnson & Johnson	1.125%	3/1/19	150	150
Johnson & Johnson	2.950%	9/1/20	100	107
Johnson & Johnson	1.650%	3/1/21	200	201
Johnson & Johnson	2.050%	3/1/23	125	126
Johnson & Johnson	3.375%	12/5/23	200	221
Johnson & Johnson	2.450%	3/1/26	350	350
Johnson & Johnson	6.950%	9/1/29	25	36
Johnson & Johnson	4.950%	5/15/33	150	181
Johnson & Johnson	4.375%	12/5/33	100	114
Johnson & Johnson	3.550%	3/1/36	175	182
Johnson & Johnson	5.950%	8/15/37	375	508
Johnson & Johnson	4.500%	9/1/40	150	177
Johnson & Johnson	3.700%	3/1/46	400	420
Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
Kaiser Foundation Hospitals	4.875%	4/1/42	100	112
Kellogg Co.	4.150%	11/15/19	125	135
Kellogg Co.	4.000%	12/15/20	447	485
Kellogg Co.	3.250%	4/1/26	125	128
Kellogg Co.	4.500%	4/1/46	125	128
Kimberly-Clark Corp.	6.125%	8/1/17	275	294
Kimberly-Clark Corp.	6.250%	7/15/18	50	55
Kimberly-Clark Corp.	1.400%	2/15/19	125	126
Kimberly-Clark Corp.	3.625%	8/1/20	140	152
Kimberly-Clark Corp.	2.150%	8/15/20	50	51
Kimberly-Clark Corp.	2.650%	3/1/25	125	127
Kimberly-Clark Corp.	3.050%	8/15/25	50	52
Kimberly-Clark Corp.	2.750%	2/15/26	100	102
Kimberly-Clark Corp.	6.625%	8/1/37	250	345
Koninklijke Philips NV	5.750%	3/11/18	100	107
Koninklijke Philips NV	3.750%	3/15/22	200	210
Koninklijke Philips NV	6.875%	3/11/38	80	95
Koninklijke Philips NV	5.000%	3/15/42	50	50
Kraft Foods Group Inc.	2.250%	6/5/17	150	152
Kraft Foods Group Inc.	6.125%	8/23/18	175	193
Kraft Foods Group Inc.	5.375%	2/10/20	138	154
Kraft Foods Group Inc.	6.875%	1/26/39	425	546
Kraft Foods Group Inc.	5.000%	6/4/42	410	446
7 Kraft Heinz Foods Co.	1.600%	6/30/17	200	201
7 Kraft Heinz Foods Co.	2.000%	7/2/18	200	202
7 Kraft Heinz Foods Co.	2.800%	7/2/20	280	287
7 Kraft Heinz Foods Co.	3.500%	7/15/22	175	184
7 Kraft Heinz Foods Co.	3.950%	7/15/25	360	383

7 Kraft Heinz Foods Co.	5.000%	7/15/35	170	188
7 Kraft Heinz Foods Co.	5.200%	7/15/45	195	218
Kroger Co.	2.000%	1/15/19	50	51
Kroger Co.	6.150%	1/15/20	125	144
Kroger Co.	3.300%	1/15/21	250	264
Kroger Co.	2.600%	2/1/21	50	51
Kroger Co.	2.950%	11/1/21	150	156
Kroger Co.	3.400%	4/15/22	250	265
Kroger Co.	4.000%	2/1/24	175	189
Kroger Co.	3.500%	2/1/26	100	105
Kroger Co.	7.700%	6/1/29	50	67
Kroger Co.	8.000%	9/15/29	125	170
Kroger Co.	7.500%	4/1/31	100	130
Kroger Co.	6.900%	4/15/38	75	99
Kroger Co.	5.150%	8/1/43	100	116
Laboratory Corp. of America Holdings	2.200%	8/23/17	25	25
Laboratory Corp. of America Holdings	2.500%	11/1/18	50	50
Laboratory Corp. of America Holdings	2.625%	2/1/20	50	50
Laboratory Corp. of America Holdings	3.200%	2/1/22	100	101
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Laboratory Corp. of America Holdings	3.600%	2/1/25	175	177
Laboratory Corp. of America Holdings	4.700%	2/1/45	170	170
Life Technologies Corp.	6.000%	3/1/20	125	140
Life Technologies Corp.	5.000%	1/15/21	200	218
Mattel Inc.	1.700%	3/15/18	50	50
Mattel Inc.	2.350%	5/6/19	200	203
Mattel Inc.	3.150%	3/15/23	25	25
Mattel Inc.	5.450%	11/1/41	75	78
4 Mayo Clinic	3.774%	11/15/43	75	75
4 Mayo Clinic	4.000%	11/15/47	100	102
4 Mayo Clinic	4.128%	11/15/52	50	52
McCormick & Co. Inc.	3.900%	7/15/21	50	55
McKesson Corp.	7.500%	2/15/19	250	288
McKesson Corp.	2.284%	3/15/19	150	152
McKesson Corp.	4.750%	3/1/21	25	27
McKesson Corp.	3.796%	3/15/24	200	209
McKesson Corp.	6.000%	3/1/41	200	238
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	110
Mead Johnson Nutrition Co.	3.000%	11/15/20	150	154
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	133
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	115
Medco Health Solutions Inc.	7.125%	3/15/18	250	275
Medtronic Inc.	1.500%	3/15/18	150	151
Medtronic Inc.	5.600%	3/15/19	25	28
Medtronic Inc.	2.500%	3/15/20	400	414
Medtronic Inc.	4.450%	3/15/20	125	139
Medtronic Inc.	3.125%	3/15/22	260	272
Medtronic Inc.	3.150%	3/15/22	650	688
Medtronic Inc.	2.750%	4/1/23	275	282
Medtronic Inc.	3.625%	3/15/24	50	54
Medtronic Inc.	3.500%	3/15/25	850	906
Medtronic Inc.	4.375%	3/15/35	500	541
Medtronic Inc.	6.500%	3/15/39	25	33
Medtronic Inc.	5.550%	3/15/40	200	240
Medtronic Inc.	4.500%	3/15/42	21	23
Medtronic Inc.	4.000%	4/1/43	100	102
Medtronic Inc.	4.625%	3/15/44	55	61

Medtronic Inc.	4.625%	3/15/45	700	778
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	25
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	58
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	150
Merck & Co. Inc.	1.100%	1/31/18	50	50
Merck & Co. Inc.	1.300%	5/18/18	400	403
Merck & Co. Inc.	1.850%	2/10/20	200	204
Merck & Co. Inc.	3.875%	1/15/21	250	274
Merck & Co. Inc.	2.350%	2/10/22	225	229
Merck & Co. Inc.	2.400%	9/15/22	250	255
Merck & Co. Inc.	2.750%	2/10/25	200	205
Merck & Co. Inc.	6.500%	12/1/33	75	102
Merck & Co. Inc.	6.550%	9/15/37	125	170
Merck & Co. Inc.	3.600%	9/15/42	75	75
Merck & Co. Inc.	4.150%	5/18/43	300	327
Merck & Co. Inc.	3.700%	2/10/45	475	483
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	112
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	187
Molson Coors Brewing Co.	2.000%	5/1/17	25	25
Molson Coors Brewing Co.	3.500%	5/1/22	25	26
Molson Coors Brewing Co.	5.000%	5/1/42	100	105
Mondelez International Inc.	6.500%	8/11/17	75	80
Mondelez International Inc.	6.125%	2/1/18	125	135
Mondelez International Inc.	2.250%	2/1/19	100	102
Mondelez International Inc.	5.375%	2/10/20	460	519
Mondelez International Inc.	4.000%	2/1/24	125	134
Mondelez International Inc.	6.500%	11/1/31	100	125
Mondelez International Inc.	6.500%	2/9/40	100	127
Mylan Inc.	2.600%	6/24/18	20	20
Mylan Inc.	2.550%	3/28/19	275	275
Mylan Inc.	4.200%	11/29/23	250	254
Mylan Inc.	5.400%	11/29/43	75	75
New York & Presbyterian Hospital	4.024%	8/1/45	100	100
Newell Brands Inc.	2.050%	12/1/17	300	301
Newell Brands Inc.	2.150%	10/15/18	50	50
Newell Brands Inc.	3.150%	4/1/21	75	77
Newell Brands Inc.	3.850%	4/1/23	150	155
Newell Brands Inc.	4.000%	12/1/24	100	102
Newell Brands Inc.	3.900%	11/1/25	50	50
Newell Rubbermaid Inc.	2.600%	3/29/19	130	132
Newell Rubbermaid Inc.	4.200%	4/1/26	350	367
Newell Rubbermaid Inc.	5.375%	4/1/36	100	107
Newell Rubbermaid Inc.	5.500%	4/1/46	375	407
Novant Health Inc.	5.850%	11/1/19	150	171
Novant Health Inc.	4.371%	11/1/43	150	151
Novartis Capital Corp.	2.400%	9/21/22	75	77
Novartis Capital Corp.	3.400%	5/6/24	400	429
Novartis Capital Corp.	3.000%	11/20/25	300	312
Novartis Capital Corp.	3.700%	9/21/42	75	76
Novartis Capital Corp.	4.400%	5/6/44	350	400
Novartis Capital Corp.	4.000%	11/20/45	250	269
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	719
NYU Hospitals Center	4.784%	7/1/44	100	108
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	106

PepsiAmericas Inc.	5.000%	5/15/17	100	105
PepsiCo Inc.	1.125%	7/17/17	100	100
PepsiCo Inc.	1.250%	8/13/17	200	201
PepsiCo Inc.	1.000%	10/13/17	75	75
PepsiCo Inc.	1.250%	4/30/18	325	328
PepsiCo Inc.	5.000%	6/1/18	325	352
PepsiCo Inc.	7.900%	11/1/18	275	320
PepsiCo Inc.	4.500%	1/15/20	25	28
PepsiCo Inc.	1.850%	4/30/20	675	689
PepsiCo Inc.	2.150%	10/14/20	375	384
PepsiCo Inc.	3.000%	8/25/21	150	160
PepsiCo Inc.	2.750%	3/5/22	275	288
PepsiCo Inc.	2.750%	4/30/25	450	461
PepsiCo Inc.	3.500%	7/17/25	125	135
PepsiCo Inc.	5.500%	1/15/40	250	306
PepsiCo Inc.	4.875%	11/1/40	200	230
PepsiCo Inc.	4.000%	3/5/42	175	180
PepsiCo Inc.	4.250%	10/22/44	200	213
PepsiCo Inc.	4.450%	4/14/46	150	167
PerkinElmer Inc.	5.000%	11/15/21	100	109
Perrigo Co. plc	2.300%	11/8/18	310	308
Perrigo Co. plc	5.300%	11/15/43	150	149
Perrigo Finance plc	3.900%	12/15/24	200	199
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	232
Pfizer Inc.	6.200%	3/15/19	750	853
Pfizer Inc.	2.100%	5/15/19	450	464
Pfizer Inc.	3.400%	5/15/24	250	268
Pfizer Inc.	7.200%	3/15/39	275	403
Pfizer Inc.	4.400%	5/15/44	100	113
Pharmacia Corp.	6.600%	12/1/28	75	101
Philip Morris International Inc.	1.250%	8/11/17	325	326
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	125	126
Philip Morris International Inc.	5.650%	5/16/18	325	355
Philip Morris International Inc.	1.875%	2/25/21	125	126
Philip Morris International Inc.	4.125%	5/17/21	175	194
Philip Morris International Inc.	2.625%	3/6/23	100	103
Philip Morris International Inc.	3.250%	11/10/24	225	241
Philip Morris International Inc.	3.375%	8/11/25	400	431
Philip Morris International Inc.	2.750%	2/25/26	125	127
Philip Morris International Inc.	6.375%	5/16/38	200	267
Philip Morris International Inc.	4.375%	11/15/41	425	451
Philip Morris International Inc.	4.500%	3/20/42	100	107
Philip Morris International Inc.	3.875%	8/21/42	25	25
Philip Morris International Inc.	4.125%	3/4/43	125	129
Philip Morris International Inc.	4.875%	11/15/43	150	172
4 Procter & Gamble - Esop	9.360%	1/1/21	237	284
Procter & Gamble Co.	4.700%	2/15/19	100	110
Procter & Gamble Co.	1.850%	2/2/21	100	103
Procter & Gamble Co.	2.300%	2/6/22	425	437
Procter & Gamble Co.	3.100%	8/15/23	150	160
Procter & Gamble Co.	6.450%	1/15/26	75	100
Procter & Gamble Co.	2.700%	2/2/26	100	103
Procter & Gamble Co.	5.500%	2/1/34	125	158
Procter & Gamble Co.	5.550%	3/5/37	305	404
Quest Diagnostics Inc.	2.700%	4/1/19	75	76
Quest Diagnostics Inc.	2.500%	3/30/20	70	70

Quest Diagnostics Inc.	4.250%	4/1/24	100	105
Quest Diagnostics Inc.	3.500%	3/30/25	125	126
Quest Diagnostics Inc.	5.750%	1/30/40	13	14
Reynolds American Inc.	2.300%	6/12/18	225	229
Reynolds American Inc.	8.125%	6/23/19	175	209
Reynolds American Inc.	3.250%	6/12/20	370	387
Reynolds American Inc.	4.000%	6/12/22	175	190
Reynolds American Inc.	4.850%	9/15/23	25	28
Reynolds American Inc.	4.450%	6/12/25	475	522
Reynolds American Inc.	5.700%	8/15/35	175	205
Reynolds American Inc.	7.250%	6/15/37	125	162
Reynolds American Inc.	7.000%	8/4/41	75	89
Reynolds American Inc.	6.150%	9/15/43	100	123
Reynolds American Inc.	5.850%	8/15/45	380	462
Sanofi	1.250%	4/10/18	275	277
Sanofi	4.000%	3/29/21	350	385
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	25	28
St. Jude Medical Inc.	2.000%	9/15/18	100	101
St. Jude Medical Inc.	2.800%	9/15/20	100	102
St. Jude Medical Inc.	3.250%	4/15/23	175	177
St. Jude Medical Inc.	3.875%	9/15/25	75	78
St. Jude Medical Inc.	4.750%	4/15/43	175	186
Stryker Corp.	2.000%	3/8/19	125	126
Stryker Corp.	4.375%	1/15/20	50	54
Stryker Corp.	2.625%	3/15/21	125	128
Stryker Corp.	3.375%	5/15/24	200	206
Stryker Corp.	3.375%	11/1/25	100	103
Stryker Corp.	3.500%	3/15/26	243	252
Stryker Corp.	4.375%	5/15/44	50	51
Stryker Corp.	4.625%	3/15/46	175	186
Sysco Corp.	5.250%	2/12/18	250	265
Sysco Corp.	1.900%	4/1/19	100	101
Sysco Corp.	2.600%	10/1/20	100	102
Sysco Corp.	2.500%	7/15/21	75	76
Sysco Corp.	3.750%	10/1/25	75	79
Sysco Corp.	3.300%	7/15/26	200	203
Sysco Corp.	5.375%	9/21/35	100	115
Sysco Corp.	4.850%	10/1/45	50	54
Sysco Corp.	4.500%	4/1/46	100	102
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	300	314
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	422	425
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	129	135
4 Texas Health Resources	4.330%	11/15/55	25	26
The Pepsi Bottling Group Inc.	7.000%	3/1/29	250	347
Thermo Fisher Scientific Inc.	2.150%	12/14/18	75	76
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	324
Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	208
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	204
Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	99
Thermo Fisher Scientific Inc.	3.650%	12/15/25	500	510
Trinity Health Corp.	4.125%	12/1/45	50	50
Tupperware Brands Corp.	4.750%	6/1/21	75	78
Tyson Foods Inc.	2.650%	8/15/19	175	180
Tyson Foods Inc.	4.500%	6/15/22	275	302
Tyson Foods Inc.	3.950%	8/15/24	100	106
Tyson Foods Inc.	4.875%	8/15/34	250	268
Tyson Foods Inc.	5.150%	8/15/44	100	112

Unilever Capital Corp.	0.850%	8/2/17	100	100
Unilever Capital Corp.	2.200%	3/6/19	200	206
Unilever Capital Corp.	2.100%	7/30/20	350	358
Unilever Capital Corp.	4.250%	2/10/21	200	224
Unilever Capital Corp.	3.100%	7/30/25	225	241
Unilever Capital Corp.	5.900%	11/15/32	50	67
Whirlpool Corp.	1.350%	3/1/17	175	175
Whirlpool Corp.	1.650%	11/1/17	100	100
Whirlpool Corp.	4.700%	6/1/22	50	54
Whirlpool Corp.	3.700%	3/1/23	50	52
Whirlpool Corp.	4.000%	3/1/24	175	183
Whirlpool Corp.	3.700%	5/1/25	75	76
7 Whole Foods Market Inc.	5.200%	12/3/25	350	368
Wyeth LLC	5.450%	4/1/17	50	52
Wyeth LLC	7.250%	3/1/23	250	318
Wyeth LLC	6.450%	2/1/24	100	127
Wyeth LLC	6.500%	2/1/34	150	199
Wyeth LLC	6.000%	2/15/36	85	109
Wyeth LLC	5.950%	4/1/37	485	623
Zeneca Wilmington Inc.	7.000%	11/15/23	25	32
Zimmer Biomet Holdings Inc.	1.450%	4/1/17	125	125
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	200	201
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	50	54
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	200	204
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	103
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	178
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	250	253
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	200	196
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	58
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	200	196
Zoetis Inc.	1.875%	2/1/18	25	25
Zoetis Inc.	3.450%	11/13/20	75	77
Zoetis Inc.	3.250%	2/1/23	300	296
Zoetis Inc.	4.500%	11/13/25	100	107
Zoetis Inc.	4.700%	2/1/43	100	94

Energy (2.6%)
Anadarko Petroleum Corp.	6.375%	9/15/17	335	351
Anadarko Petroleum Corp.	5.550%	3/15/26	200	202
Anadarko Petroleum Corp.	6.450%	9/15/36	200	200
Anadarko Petroleum Corp.	7.950%	6/15/39	25	27
Anadarko Petroleum Corp.	6.200%	3/15/40	275	265
Anadarko Petroleum Corp.	4.500%	7/15/44	200	156
Anadarko Petroleum Corp.	6.600%	3/15/46	200	204
Apache Corp.	6.900%	9/15/18	300	325
Apache Corp.	3.625%	2/1/21	75	75
Apache Corp.	6.000%	1/15/37	350	348
Apache Corp.	5.100%	9/1/40	350	316
Apache Corp.	4.750%	4/15/43	200	181
Baker Hughes Inc.	3.200%	8/15/21	300	305
Baker Hughes Inc.	6.875%	1/15/29	100	120
Baker Hughes Inc.	5.125%	9/15/40	275	276
Boardwalk Pipelines LP	3.375%	2/1/23	100	84
Boardwalk Pipelines LP	4.950%	12/15/24	150	137
BP Capital Markets plc	1.846%	5/5/17	225	226
BP Capital Markets plc	1.375%	11/6/17	200	199
BP Capital Markets plc	1.674%	2/13/18	300	300

BP Capital Markets plc	4.750%	3/10/19	175	189
BP Capital Markets plc	2.237%	5/10/19	425	430
BP Capital Markets plc	2.315%	2/13/20	500	505
BP Capital Markets plc	4.500%	10/1/20	300	328
BP Capital Markets plc	4.742%	3/11/21	250	277
BP Capital Markets plc	3.062%	3/17/22	25	25
BP Capital Markets plc	3.245%	5/6/22	250	256
BP Capital Markets plc	2.500%	11/6/22	75	74
BP Capital Markets plc	2.750%	5/10/23	300	294
BP Capital Markets plc	3.994%	9/26/23	200	211
BP Capital Markets plc	3.814%	2/10/24	400	416
BP Capital Markets plc	3.535%	11/4/24	68	69
BP Capital Markets plc	3.506%	3/17/25	200	203
Buckeye Partners LP	2.650%	11/15/18	225	223
Buckeye Partners LP	4.150%	7/1/23	75	68
Buckeye Partners LP	5.850%	11/15/43	25	22
Buckeye Partners LP	5.600%	10/15/44	75	64
Burlington Resources Finance Co.	7.400%	12/1/31	175	193
Cameron International Corp.	6.375%	7/15/18	150	166
Cameron International Corp.	4.000%	12/15/23	250	256
Cameron International Corp.	3.700%	6/15/24	100	100
Cameron International Corp.	7.000%	7/15/38	100	125
Canadian Natural Resources Ltd.	5.700%	5/15/17	190	196
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	218
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	118
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	46
Chevron Corp.	1.344%	11/9/17	250	251
Chevron Corp.	1.345%	11/15/17	450	453
Chevron Corp.	1.104%	12/5/17	175	175
Chevron Corp.	1.365%	3/2/18	175	176
Chevron Corp.	1.718%	6/24/18	350	354
Chevron Corp.	1.790%	11/16/18	300	304
Chevron Corp.	4.950%	3/3/19	275	302
Chevron Corp.	2.193%	11/15/19	300	307
Chevron Corp.	1.961%	3/3/20	275	279
Chevron Corp.	2.419%	11/17/20	200	205
Chevron Corp.	2.411%	3/3/22	125	127
Chevron Corp.	2.355%	12/5/22	325	324
Chevron Corp.	3.191%	6/24/23	400	413
Cimarex Energy Co.	4.375%	6/1/24	200	197
7 Columbia Pipeline Group Inc.	2.450%	6/1/18	100	99
7 Columbia Pipeline Group Inc.	3.300%	6/1/20	125	124
7 Columbia Pipeline Group Inc.	4.500%	6/1/25	200	198
ConocoPhillips	5.750%	2/1/19	875	949
ConocoPhillips	5.900%	10/15/32	50	51
ConocoPhillips	5.900%	5/15/38	150	154
ConocoPhillips	6.500%	2/1/39	475	526
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	205
ConocoPhillips Co.	4.200%	3/15/21	500	522
ConocoPhillips Co.	2.400%	12/15/22	250	235
ConocoPhillips Co.	3.350%	11/15/24	250	239
ConocoPhillips Co.	4.950%	3/15/26	250	260
ConocoPhillips Co.	4.150%	11/15/34	100	88
ConocoPhillips Co.	4.300%	11/15/44	125	107
ConocoPhillips Co.	5.950%	3/15/46	300	322
ConocoPhillips Holding Co.	6.950%	4/15/29	150	169
Devon Energy Corp.	4.000%	7/15/21	100	89

Devon Energy Corp.	3.250%	5/15/22	125	106
Devon Energy Corp.	5.850%	12/15/25	450	433
Devon Energy Corp.	7.950%	4/15/32	50	51
Devon Energy Corp.	5.600%	7/15/41	250	198
Devon Energy Corp.	4.750%	5/15/42	75	55
Devon Financing Co. LLC	7.875%	9/30/31	300	295
Dominion Gas Holdings LLC	2.800%	11/15/20	200	204
Dominion Gas Holdings LLC	3.600%	12/15/24	200	203
Dominion Gas Holdings LLC	4.600%	12/15/44	400	393
Enable Midstream Partners LP	2.400%	5/15/19	100	87
Enable Midstream Partners LP	5.000%	5/15/44	100	71
Enbridge Energy Partners LP	6.500%	4/15/18	75	78
Enbridge Energy Partners LP	9.875%	3/1/19	225	252
Enbridge Energy Partners LP	4.375%	10/15/20	100	97
Enbridge Energy Partners LP	5.875%	10/15/25	150	151
Enbridge Energy Partners LP	7.500%	4/15/38	150	149
Enbridge Energy Partners LP	5.500%	9/15/40	75	61
Enbridge Energy Partners LP	7.375%	10/15/45	25	25
Enbridge Inc.	4.500%	6/10/44	100	76
Encana Corp.	6.500%	8/15/34	250	213
Energy Transfer Partners LP	2.500%	6/15/18	100	97
Energy Transfer Partners LP	9.000%	4/15/19	229	245
Energy Transfer Partners LP	4.150%	10/1/20	75	73
Energy Transfer Partners LP	4.650%	6/1/21	105	101
Energy Transfer Partners LP	3.600%	2/1/23	475	411
Energy Transfer Partners LP	4.050%	3/15/25	1,000	880
Energy Transfer Partners LP	4.750%	1/15/26	100	91
Energy Transfer Partners LP	6.625%	10/15/36	150	137
Energy Transfer Partners LP	6.050%	6/1/41	100	86
Energy Transfer Partners LP	6.500%	2/1/42	175	158
Energy Transfer Partners LP	5.150%	3/15/45	250	196
EnLink Midstream Partners LP	4.400%	4/1/24	100	80
EnLink Midstream Partners LP	4.150%	6/1/25	100	77
EnLink Midstream Partners LP	5.600%	4/1/44	50	35
Ensco plc	4.700%	3/15/21	300	209
Enterprise Products Operating LLC	6.300%	9/15/17	125	132
Enterprise Products Operating LLC	6.650%	4/15/18	75	81
Enterprise Products Operating LLC	1.650%	5/7/18	50	50
Enterprise Products Operating LLC	6.500%	1/31/19	50	55
Enterprise Products Operating LLC	2.550%	10/15/19	225	226
Enterprise Products Operating LLC	5.200%	9/1/20	300	328
Enterprise Products Operating LLC	3.350%	3/15/23	200	199
Enterprise Products Operating LLC	3.900%	2/15/24	475	484
Enterprise Products Operating LLC	3.750%	2/15/25	150	150
Enterprise Products Operating LLC	3.700%	2/15/26	100	99
Enterprise Products Operating LLC	6.875%	3/1/33	175	196
Enterprise Products Operating LLC	7.550%	4/15/38	250	296
Enterprise Products Operating LLC	6.125%	10/15/39	150	158
Enterprise Products Operating LLC	5.950%	2/1/41	175	179
Enterprise Products Operating LLC	4.450%	2/15/43	50	45
Enterprise Products Operating LLC	4.850%	3/15/44	300	282
Enterprise Products Operating LLC	5.100%	2/15/45	350	339
Enterprise Products Operating LLC	4.900%	5/15/46	200	192
Enterprise Products Operating LLC	4.950%	10/15/54	100	88
4 Enterprise Products Operating LLC	7.000%	6/1/67	100	72
4 Enterprise Products Operating LLC	7.034%	1/15/68	225	227
EOG Resources Inc.	5.875%	9/15/17	125	132

EOG Resources Inc.	4.400%	6/1/20	100	105
EOG Resources Inc.	4.100%	2/1/21	350	371
EOG Resources Inc.	2.625%	3/15/23	450	426
EOG Resources Inc.	3.900%	4/1/35	75	70
EQT Corp.	6.500%	4/1/18	350	359
EQT Corp.	4.875%	11/15/21	125	120
Exxon Mobil Corp.	1.439%	3/1/18	700	706
Exxon Mobil Corp.	1.305%	3/6/18	400	402
Exxon Mobil Corp.	1.819%	3/15/19	45	46
Exxon Mobil Corp.	1.912%	3/6/20	265	268
Exxon Mobil Corp.	2.222%	3/1/21	400	407
Exxon Mobil Corp.	2.397%	3/6/22	350	355
Exxon Mobil Corp.	2.726%	3/1/23	500	508
Exxon Mobil Corp.	2.709%	3/6/25	300	301
Exxon Mobil Corp.	3.043%	3/1/26	300	307
Exxon Mobil Corp.	3.567%	3/6/45	175	171
Exxon Mobil Corp.	4.114%	3/1/46	300	316
FMC Technologies Inc.	2.000%	10/1/17	100	97
FMC Technologies Inc.	3.450%	10/1/22	25	22
Halliburton Co.	2.000%	8/1/18	125	126
Halliburton Co.	6.150%	9/15/19	200	224
Halliburton Co.	2.700%	11/15/20	200	203
Halliburton Co.	3.375%	11/15/22	200	204
Halliburton Co.	3.500%	8/1/23	225	227
Halliburton Co.	3.800%	11/15/25	350	350
Halliburton Co.	4.850%	11/15/35	200	200
Halliburton Co.	6.700%	9/15/38	125	150
Halliburton Co.	7.450%	9/15/39	200	255
Halliburton Co.	4.750%	8/1/43	150	140
Halliburton Co.	5.000%	11/15/45	300	292
Hess Corp.	3.500%	7/15/24	100	91
Hess Corp.	7.875%	10/1/29	350	380
Hess Corp.	7.125%	3/15/33	100	101
Hess Corp.	6.000%	1/15/40	150	137
Hess Corp.	5.600%	2/15/41	300	266
Husky Energy Inc.	6.150%	6/15/19	100	105
Husky Energy Inc.	4.000%	4/15/24	150	142
Husky Energy Inc.	6.800%	9/15/37	50	47
Kerr-McGee Corp.	6.950%	7/1/24	250	265
Kerr-McGee Corp.	7.875%	9/15/31	50	55
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	314
Kinder Morgan Energy Partners LP	9.000%	2/1/19	365	414
Kinder Morgan Energy Partners LP	6.850%	2/15/20	850	929
Kinder Morgan Energy Partners LP	3.500%	3/1/21	125	120
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	154
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	23
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	113
Kinder Morgan Energy Partners LP	4.300%	5/1/24	300	285
Kinder Morgan Energy Partners LP	4.250%	9/1/24	100	95
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	280
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	45
Kinder Morgan Energy Partners LP	6.500%	2/1/37	450	427
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	50
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	189
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	235
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	21
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	296

Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	62
Kinder Morgan Inc.	7.000%	6/15/17	150	157
Kinder Morgan Inc.	2.000%	12/1/17	125	124
Kinder Morgan Inc.	7.800%	8/1/31	90	100
Kinder Morgan Inc.	7.750%	1/15/32	165	171
Kinder Morgan Inc.	5.300%	12/1/34	175	151
Kinder Morgan Inc.	5.550%	6/1/45	200	179
Kinder Morgan Inc.	5.050%	2/15/46	350	297
Magellan Midstream Partners LP	6.550%	7/15/19	75	84
Magellan Midstream Partners LP	4.250%	2/1/21	125	131
Magellan Midstream Partners LP	3.200%	3/15/25	125	119
Magellan Midstream Partners LP	5.150%	10/15/43	275	257
Marathon Oil Corp.	6.000%	10/1/17	125	127
Marathon Oil Corp.	5.900%	3/15/18	46	46
Marathon Oil Corp.	2.700%	6/1/20	150	127
Marathon Oil Corp.	2.800%	11/1/22	175	142
Marathon Oil Corp.	3.850%	6/1/25	150	122
Marathon Oil Corp.	6.800%	3/15/32	300	259
Marathon Oil Corp.	5.200%	6/1/45	100	70
Marathon Petroleum Corp.	2.700%	12/14/18	200	200
Marathon Petroleum Corp.	5.125%	3/1/21	375	389
Marathon Petroleum Corp.	4.750%	9/15/44	250	202
Marathon Petroleum Corp.	5.850%	12/15/45	200	180
7 MPLX LP	4.500%	7/15/23	350	322
7 MPLX LP	4.875%	12/1/24	200	184
Nabors Industries Inc.	6.150%	2/15/18	450	448
Nabors Industries Inc.	5.000%	9/15/20	175	149
National Fuel Gas Co.	3.750%	3/1/23	275	244
National Oilwell Varco Inc.	1.350%	12/1/17	200	195
National Oilwell Varco Inc.	2.600%	12/1/22	25	21
National Oilwell Varco Inc.	3.950%	12/1/42	125	89
Noble Energy Inc.	8.250%	3/1/19	475	523
Noble Energy Inc.	6.000%	3/1/41	150	139
Noble Energy Inc.	5.250%	11/15/43	375	324
Noble Energy Inc.	5.050%	11/15/44	150	129
Occidental Petroleum Corp.	1.500%	2/15/18	750	747
Occidental Petroleum Corp.	4.100%	2/1/21	350	378
Occidental Petroleum Corp.	2.700%	2/15/23	350	344
Occidental Petroleum Corp.	3.500%	6/15/25	500	510
Occidental Petroleum Corp.	3.400%	4/15/26	250	252
Occidental Petroleum Corp.	4.625%	6/15/45	100	104
Oceaneering International Inc.	4.650%	11/15/24	85	73
ONEOK Partners LP	2.000%	10/1/17	175	170
ONEOK Partners LP	8.625%	3/1/19	225	245
ONEOK Partners LP	3.375%	10/1/22	100	90
ONEOK Partners LP	6.650%	10/1/36	300	279
ONEOK Partners LP	6.125%	2/1/41	150	138
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	258
Petro-Canada	7.875%	6/15/26	25	30
Petro-Canada	7.000%	11/15/28	100	114
Petro-Canada	5.350%	7/15/33	150	142
Petro-Canada	6.800%	5/15/38	225	245
Phillips 66	2.950%	5/1/17	600	611
Phillips 66	4.300%	4/1/22	275	293
Phillips 66	4.650%	11/15/34	200	198
Phillips 66	5.875%	5/1/42	175	190
Phillips 66	4.875%	11/15/44	299	300

Phillips 66 Partners LP	2.646%	2/15/20	35	34
Phillips 66 Partners LP	3.605%	2/15/25	125	110
Phillips 66 Partners LP	4.680%	2/15/45	50	42
Pioneer Natural Resources Co.	6.875%	5/1/18	250	266
Pioneer Natural Resources Co.	3.950%	7/15/22	200	203
Pioneer Natural Resources Co.	4.450%	1/15/26	200	202
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	26
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	82
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	400	401
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	682
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	325	236
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	149
Pride International Inc.	6.875%	8/15/20	150	110
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	357	355
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	300	291
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	188
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	200	180
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	88
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	121	123
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	225	203
Schlumberger Investment SA	3.650%	12/1/23	225	234
Shell International Finance BV	1.250%	11/10/17	200	200
Shell International Finance BV	1.900%	8/10/18	575	580
Shell International Finance BV	2.000%	11/15/18	800	810
Shell International Finance BV	4.300%	9/22/19	550	596
Shell International Finance BV	4.375%	3/25/20	325	353
Shell International Finance BV	2.125%	5/11/20	450	454
Shell International Finance BV	2.250%	11/10/20	100	101
Shell International Finance BV	3.400%	8/12/23	75	78
Shell International Finance BV	3.250%	5/11/25	200	201
Shell International Finance BV	4.125%	5/11/35	200	205
Shell International Finance BV	6.375%	12/15/38	475	581
Shell International Finance BV	5.500%	3/25/40	125	142
Shell International Finance BV	4.550%	8/12/43	400	417
Shell International Finance BV	4.375%	5/11/45	400	402
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	200	206
Spectra Energy Capital LLC	6.200%	4/15/18	300	315
Spectra Energy Capital LLC	6.750%	2/15/32	50	48
Spectra Energy Partners LP	2.950%	9/25/18	25	25
Spectra Energy Partners LP	4.750%	3/15/24	400	431
Spectra Energy Partners LP	3.500%	3/15/25	50	48
Spectra Energy Partners LP	4.500%	3/15/45	250	222
Suncor Energy Inc.	6.100%	6/1/18	25	27
Suncor Energy Inc.	5.950%	12/1/34	75	77
Suncor Energy Inc.	6.500%	6/15/38	525	565
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	500	492

Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	45
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	75	69
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	138
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	267
Tosco Corp.	8.125%	2/15/30	100	121
Total Capital Canada Ltd.	1.450%	1/15/18	75	75
Total Capital Canada Ltd.	2.750%	7/15/23	125	125
Total Capital International SA	1.550%	6/28/17	350	351
Total Capital International SA	2.125%	1/10/19	350	354
Total Capital International SA	2.750%	6/19/21	150	154
Total Capital International SA	2.875%	2/17/22	300	307
Total Capital International SA	2.700%	1/25/23	50	50
Total Capital International SA	3.700%	1/15/24	775	812
Total Capital SA	2.125%	8/10/18	250	254
Total Capital SA	4.450%	6/24/20	375	410
Total Capital SA	4.125%	1/28/21	125	136
TransCanada PipeLines Ltd.	1.625%	11/9/17	650	651
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	165
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	181
TransCanada PipeLines Ltd.	4.875%	1/15/26	300	317
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	336
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	151
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	312
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	501
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	148
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	186
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	265	268
Valero Energy Corp.	6.125%	2/1/20	75	82
Valero Energy Corp.	7.500%	4/15/32	725	827
Western Gas Partners LP	5.375%	6/1/21	300	289
Western Gas Partners LP	5.450%	4/1/44	150	119
Williams Partners LP	5.250%	3/15/20	475	455
Williams Partners LP	4.125%	11/15/20	275	249
Williams Partners LP	3.600%	3/15/22	150	123
Williams Partners LP	3.350%	8/15/22	125	102
Williams Partners LP	3.900%	1/15/25	225	182
Williams Partners LP	6.300%	4/15/40	100	83
Williams Partners LP	5.400%	3/4/44	400	298
Williams Partners LP	5.100%	9/15/45	350	252
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	150	130
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	300	260
XTO Energy Inc.	6.250%	8/1/17	375	402

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	200	223
California Institute of Technology GO	4.700%	11/1/11	50	52
CBRE Services Inc.	5.000%	3/15/23	150	154
CBRE Services Inc.	5.250%	3/15/25	100	103
CBRE Services Inc.	4.875%	3/1/26	100	101
Cintas Corp. No 2	6.125%	12/1/17	150	161
Cintas Corp. No 2	3.250%	6/1/22	75	78
Fluor Corp.	3.375%	9/15/21	75	78
Fluor Corp.	3.500%	12/15/24	250	258
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	200	215
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	125	132
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	137
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	256

Massachusetts Institute of Technology GO	4.678%	7/1/14	75	82
4 Northwestern University Illinois GO	3.688%	12/1/38	100	105
4 Northwestern University Illinois GO	4.643%	12/1/44	75	91
4 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	100	100
University of Pennsylvania GO	4.674%	9/1/12	100	107
Yale University Connecticut GO	2.086%	4/15/19	50	51

Technology (1.8%)
Adobe Systems Inc.	4.750%	2/1/20	175	193
Adobe Systems Inc.	3.250%	2/1/25	200	207
Altera Corp.	1.750%	5/15/17	50	50
Altera Corp.	2.500%	11/15/18	225	231
Altera Corp.	4.100%	11/15/23	75	83
Amphenol Corp.	1.550%	9/15/17	100	100
Amphenol Corp.	2.550%	1/30/19	200	202
Analog Devices Inc.	2.875%	6/1/23	150	152
Apple Inc.	1.050%	5/5/17	275	276
Apple Inc.	0.900%	5/12/17	150	150
Apple Inc.	1.000%	5/3/18	450	451
Apple Inc.	2.100%	5/6/19	425	437
Apple Inc.	1.550%	2/7/20	225	226
Apple Inc.	2.250%	2/23/21	450	459
Apple Inc.	2.850%	5/6/21	1,425	1,495
Apple Inc.	2.150%	2/9/22	325	328
Apple Inc.	2.700%	5/13/22	500	516
Apple Inc.	2.850%	2/23/23	300	311
Apple Inc.	2.400%	5/3/23	725	727
Apple Inc.	3.450%	5/6/24	450	479
Apple Inc.	2.500%	2/9/25	100	99
Apple Inc.	3.200%	5/13/25	350	366
Apple Inc.	3.250%	2/23/26	350	366
Apple Inc.	4.500%	2/23/36	225	242
Apple Inc.	3.850%	5/4/43	450	437
Apple Inc.	4.450%	5/6/44	175	185
Apple Inc.	3.450%	2/9/45	225	203
Apple Inc.	4.650%	2/23/46	1,725	1,884
Applied Materials Inc.	2.625%	10/1/20	150	155
Applied Materials Inc.	4.300%	6/15/21	150	165
Applied Materials Inc.	3.900%	10/1/25	300	318
Applied Materials Inc.	5.100%	10/1/35	100	109
Applied Materials Inc.	5.850%	6/15/41	150	177
Arrow Electronics Inc.	3.000%	3/1/18	50	50
Arrow Electronics Inc.	3.500%	4/1/22	100	100
Arrow Electronics Inc.	4.500%	3/1/23	50	52
Arrow Electronics Inc.	4.000%	4/1/25	100	101
Autodesk Inc.	1.950%	12/15/17	25	25
Autodesk Inc.	3.125%	6/15/20	100	101
Autodesk Inc.	3.600%	12/15/22	25	25
Autodesk Inc.	4.375%	6/15/25	50	51
Avnet Inc.	5.875%	6/15/20	200	220
AVNET Inc.	4.625%	4/15/26	100	101
Baidu Inc.	2.750%	6/9/19	200	202
Baidu Inc.	3.500%	11/28/22	500	512
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	79
CA Inc.	5.375%	12/1/19	175	191
CA Inc.	3.600%	8/1/20	100	103
CA Inc.	4.500%	8/15/23	75	80

Cadence Design Systems Inc.	4.375%	10/15/24	100	101
Cisco Systems Inc.	1.100%	3/3/17	100	100
Cisco Systems Inc.	3.150%	3/14/17	50	51
Cisco Systems Inc.	1.400%	2/28/18	350	353
Cisco Systems Inc.	4.950%	2/15/19	475	525
Cisco Systems Inc.	1.600%	2/28/19	250	254
Cisco Systems Inc.	2.125%	3/1/19	600	619
Cisco Systems Inc.	4.450%	1/15/20	825	915
Cisco Systems Inc.	2.200%	2/28/21	600	613
Cisco Systems Inc.	2.900%	3/4/21	75	79
Cisco Systems Inc.	3.625%	3/4/24	125	137
Cisco Systems Inc.	2.950%	2/28/26	100	104
Cisco Systems Inc.	5.900%	2/15/39	200	258
Cisco Systems Inc.	5.500%	1/15/40	275	342
Corning Inc.	1.500%	5/8/18	250	249
Corning Inc.	6.625%	5/15/19	25	28
Corning Inc.	2.900%	5/15/22	175	175
Corning Inc.	3.700%	11/15/23	200	204
Corning Inc.	4.700%	3/15/37	50	49
Corning Inc.	5.750%	8/15/40	75	83
Dun & Bradstreet Corp.	4.375%	12/1/22	50	50
EMC Corp.	1.875%	6/1/18	460	450
EMC Corp.	2.650%	6/1/20	165	155
EMC Corp.	3.375%	6/1/23	220	184
Equifax Inc.	6.300%	7/1/17	25	26
Fidelity National Information Services Inc.	2.000%	4/15/18	25	25
Fidelity National Information Services Inc.	2.850%	10/15/18	100	102
Fidelity National Information Services Inc.	3.625%	10/15/20	425	439
Fidelity National Information Services Inc.	5.000%	3/15/22	50	52
Fidelity National Information Services Inc.	3.500%	4/15/23	175	175
Fidelity National Information Services Inc.	5.000%	10/15/25	275	297
Fiserv Inc.	2.700%	6/1/20	125	127
Fiserv Inc.	3.500%	10/1/22	150	157
Fiserv Inc.	3.850%	6/1/25	300	317
Flextronics International Ltd.	4.625%	2/15/20	85	88
Google Inc.	3.625%	5/19/21	150	166
7 Hewlett Packard Enterprise Co.	2.450%	10/5/17	400	403
7 Hewlett Packard Enterprise Co.	2.850%	10/5/18	350	356
7 Hewlett Packard Enterprise Co.	3.600%	10/15/20	425	442
7 Hewlett Packard Enterprise Co.	4.400%	10/15/22	375	393
7 Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	515
7 Hewlett Packard Enterprise Co.	6.200%	10/15/35	100	98
7 Hewlett Packard Enterprise Co.	6.350%	10/15/45	400	394
HP Inc.	3.750%	12/1/20	53	55
HP Inc.	4.300%	6/1/21	850	885
HP Inc.	4.375%	9/15/21	200	208
HP Inc.	4.650%	12/9/21	350	368
HP Inc.	6.000%	9/15/41	100	90
Ingram Micro Inc.	4.950%	12/15/24	250	243
Intel Corp.	1.350%	12/15/17	775	782
Intel Corp.	2.450%	7/29/20	300	310
Intel Corp.	3.300%	10/1/21	100	107
Intel Corp.	3.100%	7/29/22	175	185
Intel Corp.	2.700%	12/15/22	275	283
Intel Corp.	3.700%	7/29/25	200	219
Intel Corp.	4.000%	12/15/32	150	157
Intel Corp.	4.800%	10/1/41	475	530

Intel Corp.	4.250%	12/15/42	325	337
Intel Corp.	4.900%	7/29/45	250	281
International Business Machines Corp.	5.700%	9/14/17	2,150	2,296
International Business Machines Corp.	1.950%	2/12/19	225	229
International Business Machines Corp.	1.625%	5/15/20	25	25
International Business Machines Corp.	2.875%	11/9/22	100	104
International Business Machines Corp.	3.625%	2/12/24	450	483
International Business Machines Corp.	7.000%	10/30/25	300	399
International Business Machines Corp.	6.220%	8/1/27	75	98
International Business Machines Corp.	6.500%	1/15/28	75	100
International Business Machines Corp.	5.600%	11/30/39	98	121
International Business Machines Corp.	4.000%	6/20/42	68	69
International Business Machines Corp.	4.700%	2/19/46	125	138
Jabil Circuit Inc.	5.625%	12/15/20	100	103
Juniper Networks Inc.	3.125%	2/26/19	100	102
Juniper Networks Inc.	3.300%	6/15/20	200	203
Juniper Networks Inc.	4.600%	3/15/21	50	53
Juniper Networks Inc.	4.350%	6/15/25	50	49
Juniper Networks Inc.	5.950%	3/15/41	25	23
Keysight Technologies Inc.	3.300%	10/30/19	100	101
Keysight Technologies Inc.	4.550%	10/30/24	100	97
KLA-Tencor Corp.	2.375%	11/1/17	100	101
KLA-Tencor Corp.	4.125%	11/1/21	300	313
KLA-Tencor Corp.	4.650%	11/1/24	200	202
Lam Research Corp.	2.750%	3/15/20	100	98
Lam Research Corp.	3.800%	3/15/25	100	96
Lender Processing Services Inc / Black Knight
Lending Solutions Inc.	5.750%	4/15/23	65	67
Lexmark International Inc.	6.650%	6/1/18	150	159
Maxim Integrated Products Inc.	3.375%	3/15/23	25	25
Microsoft Corp.	1.000%	5/1/18	200	200
Microsoft Corp.	1.300%	11/3/18	425	429
Microsoft Corp.	4.200%	6/1/19	25	27
Microsoft Corp.	3.000%	10/1/20	225	242
Microsoft Corp.	2.000%	11/3/20	550	563
Microsoft Corp.	2.375%	2/12/22	450	463
Microsoft Corp.	2.650%	11/3/22	200	208
Microsoft Corp.	2.125%	11/15/22	200	203
Microsoft Corp.	2.375%	5/1/23	75	76
Microsoft Corp.	3.625%	12/15/23	300	329
Microsoft Corp.	2.700%	2/12/25	250	255
Microsoft Corp.	3.125%	11/3/25	850	891
Microsoft Corp.	3.500%	2/12/35	250	244
Microsoft Corp.	4.200%	11/3/35	250	267
Microsoft Corp.	5.200%	6/1/39	25	30
Microsoft Corp.	4.500%	10/1/40	100	110
Microsoft Corp.	5.300%	2/8/41	50	61
Microsoft Corp.	3.500%	11/15/42	280	267
Microsoft Corp.	3.750%	5/1/43	45	45
Microsoft Corp.	3.750%	2/12/45	275	274
Microsoft Corp.	4.450%	11/3/45	725	798
Microsoft Corp.	4.000%	2/12/55	400	391
Microsoft Corp.	4.750%	11/3/55	175	194
Motorola Solutions Inc.	3.750%	5/15/22	250	245
Motorola Solutions Inc.	7.500%	5/15/25	50	57
Motorola Solutions Inc.	5.500%	9/1/44	100	78
NetApp Inc.	3.375%	6/15/21	300	299

Oracle Corp.	1.200%	10/15/17	325	327
Oracle Corp.	5.750%	4/15/18	300	328
Oracle Corp.	2.375%	1/15/19	225	233
Oracle Corp.	5.000%	7/8/19	550	617
Oracle Corp.	2.250%	10/8/19	225	232
Oracle Corp.	3.400%	7/8/24	450	479
Oracle Corp.	2.950%	5/15/25	1,400	1,433
Oracle Corp.	3.250%	5/15/30	100	101
Oracle Corp.	4.300%	7/8/34	300	315
Oracle Corp.	3.900%	5/15/35	75	75
Oracle Corp.	6.500%	4/15/38	200	266
Oracle Corp.	6.125%	7/8/39	150	194
Oracle Corp.	5.375%	7/15/40	600	713
Oracle Corp.	4.500%	7/8/44	200	212
Oracle Corp.	4.125%	5/15/45	50	51
Oracle Corp.	4.375%	5/15/55	150	150
Pitney Bowes Inc.	4.625%	3/15/24	50	51
QUALCOMM Inc.	1.400%	5/18/18	600	603
QUALCOMM Inc.	2.250%	5/20/20	300	308
QUALCOMM Inc.	3.000%	5/20/22	350	365
QUALCOMM Inc.	3.450%	5/20/25	250	259
QUALCOMM Inc.	4.650%	5/20/35	125	130
QUALCOMM Inc.	4.800%	5/20/45	325	321
Seagate HDD Cayman	3.750%	11/15/18	200	199
Seagate HDD Cayman	4.750%	6/1/23	150	124
Seagate HDD Cayman	4.750%	1/1/25	100	78
7 Seagate HDD Cayman	4.875%	6/1/27	175	132
Seagate HDD Cayman	5.750%	12/1/34	200	142
Symantec Corp.	2.750%	6/15/17	175	176
Symantec Corp.	4.200%	9/15/20	50	52
Symantec Corp.	3.950%	6/15/22	175	176
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	158
Texas Instruments Inc.	1.650%	8/3/19	525	530
Total System Services Inc.	2.375%	6/1/18	75	75
Total System Services Inc.	4.800%	4/1/26	175	180
Trimble Navigation Ltd.	4.750%	12/1/24	75	76
Tyco Electronics Group SA	6.550%	10/1/17	75	80
Tyco Electronics Group SA	2.350%	8/1/19	50	50
Tyco Electronics Group SA	3.500%	2/3/22	100	104
Tyco Electronics Group SA	3.450%	8/1/24	100	102
Tyco Electronics Group SA	7.125%	10/1/37	200	259
Verisk Analytics Inc.	4.125%	9/12/22	375	389
Verisk Analytics Inc.	5.500%	6/15/45	50	49
Xerox Corp.	6.350%	5/15/18	175	187
Xerox Corp.	5.625%	12/15/19	25	26
Xerox Corp.	2.800%	5/15/20	75	71
Xerox Corp.	6.750%	12/15/39	175	157
Xilinx Inc.	2.125%	3/15/19	100	101
Xilinx Inc.	3.000%	3/15/21	100	103

Transportation (0.6%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	26	27
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	210	224
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	118	119

4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	171	169
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	48	46
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	54	55
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	75	78
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	150	154
4 BNSF Funding Trust I	6.613%	12/15/55	75	81
Burlington Northern Santa Fe LLC	5.650%	5/1/17	200	210
Burlington Northern Santa Fe LLC	5.750%	3/15/18	100	108
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	158
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	157
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	181
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	82
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	216
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	159
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	104
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	81
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	159
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	142
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	296
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	265
Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	105
Burlington Northern Santa Fe LLC	4.450%	3/15/43	75	80
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	146
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	114
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	162
Burlington Northern Santa Fe LLC	4.150%	4/1/45	75	77
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	83
Canadian National Railway Co.	5.550%	3/1/19	100	111
Canadian National Railway Co.	2.850%	12/15/21	75	79
Canadian National Railway Co.	6.250%	8/1/34	75	99
Canadian National Railway Co.	6.200%	6/1/36	75	99
Canadian National Railway Co.	6.375%	11/15/37	100	133
Canadian National Railway Co.	3.500%	11/15/42	50	49
Canadian Pacific Railway Co.	7.250%	5/15/19	150	172
Canadian Pacific Railway Co.	9.450%	8/1/21	50	65
Canadian Pacific Railway Co.	4.450%	3/15/23	225	244
Canadian Pacific Railway Co.	7.125%	10/15/31	100	129
Canadian Pacific Railway Co.	5.950%	5/15/37	450	521
Canadian Pacific Railway Co.	6.125%	9/15/15	70	76
Canadian Pacific Railway Ltd.	5.750%	1/15/42	115	132
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	59	65
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	108	122
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	329	339
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	90	92
CSX Corp.	5.600%	5/1/17	180	188
CSX Corp.	6.250%	3/15/18	375	409
CSX Corp.	7.375%	2/1/19	100	115
CSX Corp.	3.350%	11/1/25	150	155

	CSX Corp.	6.220%	4/30/40	152	187
	CSX Corp.	5.500%	4/15/41	225	257
	CSX Corp.	4.750%	5/30/42	210	221
	CSX Corp.	4.100%	3/15/44	150	148
	CSX Corp.	3.950%	5/1/50	125	114
	CSX Corp.	4.500%	8/1/54	25	24
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	139	159
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	59	67
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	44	46
4	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	49	51
	FedEx Corp.	8.000%	1/15/19	100	117
	FedEx Corp.	2.625%	8/1/22	75	76
	FedEx Corp.	4.000%	1/15/24	125	135
	FedEx Corp.	3.250%	4/1/26	100	103
	FedEx Corp.	3.875%	8/1/42	100	93
	FedEx Corp.	4.100%	4/15/43	75	71
	FedEx Corp.	5.100%	1/15/44	100	111
	FedEx Corp.	4.750%	11/15/45	150	159
	FedEx Corp.	4.550%	4/1/46	150	154
	FedEx Corp.	4.500%	2/1/65	60	56
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	243	236
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	102
	JB Hunt Transport Services Inc.	3.850%	3/15/24	50	52
7	Kansas City Southern	2.350%	5/15/20	25	25
7	Kansas City Southern	3.000%	5/15/23	75	73
7	Kansas City Southern	4.300%	5/15/43	75	70
7	Kansas City Southern	4.950%	8/15/45	125	128
4,7	Latam Airlines 2015-1 Pass Through Trust A	4.200%	11/15/27	125	109
	Norfolk Southern Corp.	7.700%	5/15/17	450	481
	Norfolk Southern Corp.	5.900%	6/15/19	175	196
	Norfolk Southern Corp.	2.903%	2/15/23	48	48
	Norfolk Southern Corp.	5.590%	5/17/25	50	59
	Norfolk Southern Corp.	7.800%	5/15/27	60	82
	Norfolk Southern Corp.	4.837%	10/1/41	313	341
	Norfolk Southern Corp.	4.450%	6/15/45	75	77
	Norfolk Southern Corp.	7.900%	5/15/97	70	100
	Norfolk Southern Corp.	6.000%	3/15/05	100	112
	Norfolk Southern Corp.	6.000%	5/23/11	240	267
	Ryder System Inc.	2.450%	11/15/18	250	252
	Ryder System Inc.	2.350%	2/26/19	250	252
	Ryder System Inc.	2.550%	6/1/19	300	301
	Ryder System Inc.	2.500%	5/11/20	50	49
	Southwest Airlines Co.	2.750%	11/6/19	50	51
	Southwest Airlines Co.	2.650%	11/5/20	125	128
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	34	38
4	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	100	100
	Trinity Industries Inc.	4.550%	10/1/24	60	50
	Union Pacific Corp.	2.250%	6/19/20	225	229
	Union Pacific Corp.	4.163%	7/15/22	659	727
	Union Pacific Corp.	3.250%	1/15/25	100	106

Union Pacific Corp.	3.250%	8/15/25	250	267
Union Pacific Corp.	2.750%	3/1/26	200	203
Union Pacific Corp.	3.375%	2/1/35	100	96
Union Pacific Corp.	4.750%	9/15/41	350	390
Union Pacific Corp.	4.750%	12/15/43	100	112
Union Pacific Corp.	4.821%	2/1/44	100	113
Union Pacific Corp.	4.050%	11/15/45	150	154
Union Pacific Corp.	4.050%	3/1/46	150	154
Union Pacific Corp.	3.875%	2/1/55	100	94
Union Pacific Corp.	4.375%	11/15/65	135	133
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	139	145
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	194	200
United Airlines 2015-1 Class A Pass Through
Trust	3.700%	12/1/22	60	61
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	175	177
United Parcel Service Inc.	5.500%	1/15/18	175	189
United Parcel Service Inc.	5.125%	4/1/19	100	111
United Parcel Service Inc.	3.125%	1/15/21	275	294
United Parcel Service Inc.	2.450%	10/1/22	450	468
United Parcel Service Inc.	6.200%	1/15/38	278	380
United Parcel Service Inc.	4.875%	11/15/40	75	90
United Parcel Service Inc.	3.625%	10/1/42	75	75
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	136	139
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	41	44
				494,547
Utilities (2.1%)
Electric (1.9%)
AEP Texas Central Co.	6.650%	2/15/33	200	255
Alabama Power Co.	5.500%	10/15/17	230	243
Alabama Power Co.	6.125%	5/15/38	50	64
Alabama Power Co.	5.500%	3/15/41	50	61
Alabama Power Co.	5.200%	6/1/41	175	206
Alabama Power Co.	3.850%	12/1/42	25	25
Alabama Power Co.	4.150%	8/15/44	75	78
Alabama Power Co.	3.750%	3/1/45	150	147
Alabama Power Co.	4.300%	1/2/46	300	320
Ameren Corp.	2.700%	11/15/20	100	102
Ameren Corp.	3.650%	2/15/26	80	82
Ameren Illinois Co.	6.125%	11/15/17	25	27
Ameren Illinois Co.	2.700%	9/1/22	500	510
American Electric Power Co. Inc.	1.650%	12/15/17	150	149
American Electric Power Co. Inc.	2.950%	12/15/22	25	25
Appalachian Power Co.	4.600%	3/30/21	50	54
Appalachian Power Co.	6.700%	8/15/37	250	303
Arizona Public Service Co.	8.750%	3/1/19	200	238
Arizona Public Service Co.	3.350%	6/15/24	50	52
Arizona Public Service Co.	3.150%	5/15/25	200	207
Arizona Public Service Co.	4.500%	4/1/42	25	28
Arizona Public Service Co.	4.700%	1/15/44	100	113
Arizona Public Service Co.	4.350%	11/15/45	125	136
Atlantic City Electric Co.	7.750%	11/15/18	100	115
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	373

Berkshire Hathaway Energy Co.	5.750%	4/1/18	575	620
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	126
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	107
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	105
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	273
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	174
Berkshire Hathaway Energy Co.	4.500%	2/1/45	100	107
Black Hills Corp.	2.500%	1/11/19	75	76
Black Hills Corp.	3.950%	1/15/26	75	80
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	70
CenterPoint Energy Inc.	6.500%	5/1/18	200	217
Cleco Power LLC	6.000%	12/1/40	100	112
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	263
CMS Energy Corp.	8.750%	6/15/19	200	242
CMS Energy Corp.	3.875%	3/1/24	25	26
CMS Energy Corp.	3.600%	11/15/25	175	181
CMS Energy Corp.	4.700%	3/31/43	125	130
Commonwealth Edison Co.	6.150%	9/15/17	325	348
Commonwealth Edison Co.	5.800%	3/15/18	75	81
Commonwealth Edison Co.	4.000%	8/1/20	25	27
Commonwealth Edison Co.	5.900%	3/15/36	50	62
Commonwealth Edison Co.	6.450%	1/15/38	175	235
Commonwealth Edison Co.	4.600%	8/15/43	300	334
Commonwealth Edison Co.	4.700%	1/15/44	175	199
Commonwealth Edison Co.	3.700%	3/1/45	300	295
Connecticut Light & Power Co.	2.500%	1/15/23	125	125
Connecticut Light & Power Co.	4.300%	4/15/44	500	542
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	550	625
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	200	220
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	236
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	344
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	95
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	216
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	408
Constellation Energy Group Inc.	5.150%	12/1/20	200	222
Consumers Energy Co.	5.650%	9/15/18	285	313
Consumers Energy Co.	3.375%	8/15/23	275	290
Consumers Energy Co.	3.950%	5/15/43	75	78
Consumers Energy Co.	4.100%	11/15/45	50	53
Consumers Energy Co.	4.350%	8/31/64	50	52
Delmarva Power & Light Co.	3.500%	11/15/23	25	27
Delmarva Power & Light Co.	4.000%	6/1/42	50	50
Dominion Resources Inc.	6.400%	6/15/18	342	374
Dominion Resources Inc.	2.500%	12/1/19	50	51
Dominion Resources Inc.	3.625%	12/1/24	50	51
Dominion Resources Inc.	3.900%	10/1/25	125	129
Dominion Resources Inc.	6.300%	3/15/33	100	117
Dominion Resources Inc.	5.950%	6/15/35	225	260
Dominion Resources Inc.	4.050%	9/15/42	100	92
4 Dominion Resources Inc.	5.750%	10/1/54	100	96
Dominion Resources Inc.	4.700%	12/1/44	175	175
DTE Electric Co.	3.900%	6/1/21	100	109
DTE Electric Co.	2.650%	6/15/22	225	229
DTE Electric Co.	3.650%	3/15/24	175	188
DTE Electric Co.	3.375%	3/1/25	225	240
DTE Electric Co.	3.950%	6/15/42	50	52
DTE Electric Co.	4.000%	4/1/43	225	234

DTE Energy Co.	2.400%	12/1/19	300	303
Duke Energy Carolinas LLC	4.300%	6/15/20	325	359
Duke Energy Carolinas LLC	3.900%	6/15/21	500	548
Duke Energy Carolinas LLC	6.000%	12/1/28	125	156
Duke Energy Carolinas LLC	6.100%	6/1/37	100	128
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	4.000%	9/30/42	75	78
Duke Energy Corp.	2.100%	6/15/18	75	75
Duke Energy Corp.	5.050%	9/15/19	250	274
Duke Energy Corp.	3.050%	8/15/22	75	76
Duke Energy Corp.	3.750%	4/15/24	325	340
Duke Energy Florida Llc	5.650%	6/15/18	75	82
Duke Energy Florida LLC	6.350%	9/15/37	225	302
Duke Energy Florida LLC	6.400%	6/15/38	200	270
Duke Energy Florida LLC	3.850%	11/15/42	200	197
Duke Energy Indiana LLC	3.750%	7/15/20	25	27
Duke Energy Indiana LLC	6.350%	8/15/38	225	298
Duke Energy Indiana LLC	4.200%	3/15/42	400	418
Duke Energy Progress LLC	5.300%	1/15/19	175	193
Duke Energy Progress LLC	4.375%	3/30/44	550	598
Edison International	2.950%	3/15/23	200	203
El Paso Electric Co.	6.000%	5/15/35	50	61
El Paso Electric Co.	5.000%	12/1/44	75	81
Entergy Arkansas Inc.	3.750%	2/15/21	75	81
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	218
Entergy Louisiana LLC	5.400%	11/1/24	475	560
Entergy Louisiana LLC	4.950%	1/15/45	150	155
Entergy Texas Inc.	7.125%	2/1/19	175	199
Eversource Energy	1.450%	5/1/18	100	100
Eversource Energy	4.500%	11/15/19	75	81
Eversource Energy	3.150%	1/15/25	125	125
Eversource Energy	3.350%	3/15/26	100	102
Exelon Corp.	2.850%	6/15/20	75	77
7 Exelon Corp.	3.950%	6/15/25	200	207
7 Exelon Corp.	4.950%	6/15/35	225	240
Exelon Corp.	5.625%	6/15/35	20	23
7 Exelon Corp.	5.100%	6/15/45	250	274
Exelon Generation Co. LLC	6.200%	10/1/17	125	133
Exelon Generation Co. LLC	2.950%	1/15/20	400	404
Exelon Generation Co. LLC	4.000%	10/1/20	100	105
Exelon Generation Co. LLC	5.600%	6/15/42	205	200
FirstEnergy Solutions Corp.	6.800%	8/15/39	125	116
Florida Power & Light Co.	5.550%	11/1/17	75	80
Florida Power & Light Co.	5.625%	4/1/34	25	31
Florida Power & Light Co.	5.650%	2/1/37	96	121
Florida Power & Light Co.	5.960%	4/1/39	475	627
Florida Power & Light Co.	3.800%	12/15/42	150	154
Georgia Power Co.	1.950%	12/1/18	140	141
Georgia Power Co.	2.400%	4/1/21	350	354
Georgia Power Co.	3.250%	4/1/26	100	103
Georgia Power Co.	5.650%	3/1/37	50	58
Georgia Power Co.	5.400%	6/1/40	300	345
Georgia Power Co.	4.300%	3/15/43	100	102
Iberdrola International BV	6.750%	7/15/36	75	93
Interstate Power & Light Co.	3.250%	12/1/24	50	52
Interstate Power & Light Co.	6.250%	7/15/39	50	66

ITC Holdings Corp.	4.050%	7/1/23	75	78
ITC Holdings Corp.	5.300%	7/1/43	175	181
Jersey Central Power & Light Co.	5.650%	6/1/17	250	260
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	71	80
Kansas City Power & Light Co.	6.050%	11/15/35	50	62
Kansas City Power & Light Co.	5.300%	10/1/41	100	115
Kentucky Utilities Co.	3.250%	11/1/20	50	53
Kentucky Utilities Co.	5.125%	11/1/40	125	149
Kentucky Utilities Co.	4.650%	11/15/43	250	284
Kentucky Utilities Co.	4.375%	10/1/45	25	27
Louisville Gas & Electric Co.	5.125%	11/15/40	125	149
Louisville Gas & Electric Co.	4.650%	11/15/43	25	28
MidAmerican Energy Co.	5.300%	3/15/18	50	54
MidAmerican Energy Co.	6.750%	12/30/31	125	167
MidAmerican Energy Co.	5.750%	11/1/35	125	158
Mississippi Power Co.	4.250%	3/15/42	150	115
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	261
National Rural Utilities Cooperative Finance
Corp.	0.950%	4/24/17	100	100
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	215
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	200	201
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	175	179
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	300	302
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	375	381
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	425	433
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	200	203
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	212
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	24
Nevada Power Co.	7.125%	3/15/19	550	638
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	425	425
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	625	643
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	58
Northern States Power Co.	5.250%	3/1/18	175	188
Northern States Power Co.	2.200%	8/15/20	50	51
Northern States Power Co.	6.250%	6/1/36	75	100
Northern States Power Co.	6.200%	7/1/37	50	67
Northern States Power Co.	5.350%	11/1/39	175	215
Northern States Power Co.	4.000%	8/15/45	50	52
NorthWestern Corp.	4.176%	11/15/44	75	80
NSTAR Electric Co.	5.625%	11/15/17	150	160
NSTAR Electric Co.	2.375%	10/15/22	150	150
NSTAR Electric Co.	5.500%	3/15/40	75	92
Oglethorpe Power Corp.	6.100%	3/15/19	90	100
Oglethorpe Power Corp.	5.950%	11/1/39	50	60
Oglethorpe Power Corp.	5.375%	11/1/40	125	142
Ohio Edison Co.	8.250%	10/15/38	100	148
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	126

Oklahoma Gas & Electric Co.	3.900%	5/1/43	50	50
Oklahoma Gas & Electric Co.	4.000%	12/15/44	150	151
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	189
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	167
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	173
Pacific Gas & Electric Co.	5.625%	11/30/17	150	160
Pacific Gas & Electric Co.	8.250%	10/15/18	220	256
Pacific Gas & Electric Co.	3.250%	6/15/23	300	311
Pacific Gas & Electric Co.	3.750%	2/15/24	50	53
Pacific Gas & Electric Co.	3.400%	8/15/24	50	52
Pacific Gas & Electric Co.	3.500%	6/15/25	50	53
Pacific Gas & Electric Co.	6.050%	3/1/34	625	804
Pacific Gas & Electric Co.	6.350%	2/15/38	100	130
Pacific Gas & Electric Co.	5.400%	1/15/40	250	303
Pacific Gas & Electric Co.	4.450%	4/15/42	225	243
Pacific Gas & Electric Co.	4.600%	6/15/43	375	408
Pacific Gas & Electric Co.	4.750%	2/15/44	150	171
Pacific Gas & Electric Co.	4.250%	3/15/46	175	187
PacifiCorp	5.650%	7/15/18	100	109
PacifiCorp	3.600%	4/1/24	125	134
PacifiCorp	7.700%	11/15/31	600	873
PacifiCorp	5.250%	6/15/35	100	118
Peco Energy Co.	5.350%	3/1/18	50	54
Peco Energy Co.	2.375%	9/15/22	75	76
Pennsylvania Electric Co.	6.050%	9/1/17	85	90
PG&E Corp.	2.400%	3/1/19	100	101
Potomac Electric Power Co.	6.500%	11/15/37	100	135
PPL Capital Funding Inc.	1.900%	6/1/18	50	50
PPL Capital Funding Inc.	3.500%	12/1/22	115	120
PPL Capital Funding Inc.	3.400%	6/1/23	100	102
PPL Capital Funding Inc.	3.950%	3/15/24	50	53
PPL Capital Funding Inc.	4.700%	6/1/43	25	26
PPL Capital Funding Inc.	5.000%	3/15/44	350	375
PPL Electric Utilities Corp.	3.000%	9/15/21	125	131
PPL Electric Utilities Corp.	4.125%	6/15/44	50	53
Progress Energy Inc.	7.050%	3/15/19	400	455
Progress Energy Inc.	4.400%	1/15/21	100	108
Progress Energy Inc.	3.150%	4/1/22	40	41
Progress Energy Inc.	7.000%	10/30/31	119	153
Progress Energy Inc.	6.000%	12/1/39	25	30
PSEG Power LLC	8.625%	4/15/31	381	456
Public Service Co. of Colorado	5.125%	6/1/19	275	304
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	2.900%	5/15/25	100	103
Public Service Co. of Colorado	4.750%	8/15/41	75	86
Public Service Co. of Colorado	3.600%	9/15/42	175	172
Public Service Co. of New Hampshire	3.500%	11/1/23	50	53
Public Service Co. of Oklahoma	4.400%	2/1/21	75	81
Public Service Co. of Oklahoma	6.625%	11/15/37	200	250
Public Service Electric & Gas Co.	5.300%	5/1/18	85	92
Public Service Electric & Gas Co.	2.300%	9/15/18	125	128
Public Service Electric & Gas Co.	1.800%	6/1/19	50	50
Public Service Electric & Gas Co.	1.900%	3/15/21	150	151
Public Service Electric & Gas Co.	3.050%	11/15/24	100	104
Public Service Electric & Gas Co.	3.000%	5/15/25	80	83
Public Service Electric & Gas Co.	4.000%	6/1/44	500	522
Public Service Electric & Gas Co.	4.050%	5/1/45	100	105

Public Service Electric & Gas Co.	4.150%	11/1/45	50	53
Public Service Electric & Gas Co.	3.800%	3/1/46	250	254
Puget Energy Inc.	6.000%	9/1/21	100	114
Puget Energy Inc.	3.650%	5/15/25	400	402
Puget Sound Energy Inc.	5.483%	6/1/35	25	30
Puget Sound Energy Inc.	6.274%	3/15/37	125	164
Puget Sound Energy Inc.	5.757%	10/1/39	75	95
Puget Sound Energy Inc.	5.764%	7/15/40	100	129
Puget Sound Energy Inc.	4.434%	11/15/41	150	163
San Diego Gas & Electric Co.	5.350%	5/15/35	25	30
San Diego Gas & Electric Co.	5.350%	5/15/40	50	62
San Diego Gas & Electric Co.	4.500%	8/15/40	150	167
San Diego Gas & Electric Co.	3.950%	11/15/41	175	180
San Diego Gas & Electric Co.	4.300%	4/1/42	50	54
SCANA Corp.	4.750%	5/15/21	125	131
SCANA Corp.	4.125%	2/1/22	50	51
Sierra Pacific Power Co.	3.375%	8/15/23	50	53
Sierra Pacific Power Co.	6.750%	7/1/37	150	201
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	225
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	31
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	117
South Carolina Electric & Gas Co.	4.500%	6/1/64	50	51
South Carolina Electric & Gas Co.	5.100%	6/1/65	100	113
Southern California Edison Co.	1.125%	5/1/17	50	50
Southern California Edison Co.	3.875%	6/1/21	275	299
4 Southern California Edison Co.	1.845%	2/1/22	86	85
Southern California Edison Co.	2.400%	2/1/22	300	304
Southern California Edison Co.	3.500%	10/1/23	175	187
Southern California Edison Co.	6.650%	4/1/29	75	95
Southern California Edison Co.	6.000%	1/15/34	50	64
Southern California Edison Co.	5.750%	4/1/35	75	94
Southern California Edison Co.	5.350%	7/15/35	100	121
Southern California Edison Co.	5.625%	2/1/36	125	155
Southern California Edison Co.	5.950%	2/1/38	100	129
Southern California Edison Co.	4.500%	9/1/40	75	82
Southern California Edison Co.	4.050%	3/15/42	125	130
Southern California Edison Co.	4.650%	10/1/43	175	199
Southern Co.	1.300%	8/15/17	75	75
Southern Co.	2.150%	9/1/19	50	50
Southern Co.	2.750%	6/15/20	250	254
Southern Power Co.	1.850%	12/1/17	750	756
Southern Power Co.	4.150%	12/1/25	200	206
Southern Power Co.	5.150%	9/15/41	100	99
Southern Power Co.	5.250%	7/15/43	50	51
Southwestern Electric Power Co.	6.450%	1/15/19	100	112
Southwestern Electric Power Co.	3.550%	2/15/22	25	26
Southwestern Electric Power Co.	6.200%	3/15/40	50	61
Southwestern Electric Power Co.	3.900%	4/1/45	100	92
Southwestern Public Service Co.	3.300%	6/15/24	315	327
Southwestern Public Service Co.	4.500%	8/15/41	100	110
System Energy Resources Inc.	4.100%	4/1/23	50	52
Tampa Electric Co.	6.100%	5/15/18	100	109
Tampa Electric Co.	2.600%	9/15/22	75	75
Tampa Electric Co.	6.550%	5/15/36	25	33
Tampa Electric Co.	4.100%	6/15/42	50	51
Tampa Electric Co.	4.200%	5/15/45	250	259
TECO Finance Inc.	5.150%	3/15/20	50	55

Toledo Edison Co.	6.150%	5/15/37	100	116
TransAlta Corp.	6.900%	5/15/18	150	149
TransAlta Corp.	4.500%	11/15/22	100	74
Tri-State Generation & Transmission
Association Inc.	3.700%	11/1/24	50	52
Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	25	25
Tucson Electric Power Co.	5.150%	11/15/21	50	56
Tucson Electric Power Co.	3.050%	3/15/25	50	49
UIL Holdings Corp.	4.625%	10/1/20	75	80
Union Electric Co.	3.500%	4/15/24	225	240
Union Electric Co.	8.450%	3/15/39	150	240
Virginia Electric & Power Co.	3.450%	2/15/24	50	52
Virginia Electric & Power Co.	6.000%	1/15/36	125	158
Virginia Electric & Power Co.	6.000%	5/15/37	100	127
Virginia Electric & Power Co.	6.350%	11/30/37	50	66
Virginia Electric & Power Co.	4.000%	1/15/43	250	256
Virginia Electric & Power Co.	4.650%	8/15/43	125	140
Virginia Electric & Power Co.	4.450%	2/15/44	675	738
WEC Energy Group Inc.	1.650%	6/15/18	50	50
WEC Energy Group Inc.	2.450%	6/15/20	75	76
WEC Energy Group Inc.	3.550%	6/15/25	200	208
4 WEC Energy Group Inc.	6.250%	5/15/67	150	121
Westar Energy Inc.	4.125%	3/1/42	200	209
Westar Energy Inc.	4.100%	4/1/43	50	53
Westar Energy Inc.	4.625%	9/1/43	25	28
Westar Energy Inc.	4.250%	12/1/45	25	27
Western Massachusetts Electric Co.	3.500%	9/15/21	75	79
Wisconsin Electric Power Co.	4.250%	6/1/44	100	107
Wisconsin Power & Light Co.	5.000%	7/15/19	65	71
Wisconsin Power & Light Co.	2.250%	11/15/22	75	74
Wisconsin Power & Light Co.	6.375%	8/15/37	100	135
Wisconsin Power & Light Co.	4.100%	10/15/44	75	79
Xcel Energy Inc.	5.613%	4/1/17	78	81
Xcel Energy Inc.	1.200%	6/1/17	100	100
Xcel Energy Inc.	4.700%	5/15/20	100	110
Xcel Energy Inc.	2.400%	3/15/21	100	101
Xcel Energy Inc.	3.300%	6/1/25	525	539

Natural Gas (0.2%)
AGL Capital Corp.	3.500%	9/15/21	325	332
AGL Capital Corp.	5.875%	3/15/41	75	87
AGL Capital Corp.	4.400%	6/1/43	50	46
Atmos Energy Corp.	8.500%	3/15/19	75	89
Atmos Energy Corp.	5.500%	6/15/41	300	363
British Transco Finance Inc.	6.625%	6/1/18	50	55
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	53
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	281
KeySpan Corp.	8.000%	11/15/30	75	102
NiSource Finance Corp.	6.400%	3/15/18	30	32
NiSource Finance Corp.	6.800%	1/15/19	75	84
NiSource Finance Corp.	5.450%	9/15/20	225	252
NiSource Finance Corp.	6.125%	3/1/22	75	88
NiSource Finance Corp.	6.250%	12/15/40	150	190
NiSource Finance Corp.	5.800%	2/1/42	150	182
NiSource Finance Corp.	4.800%	2/15/44	125	135
ONE Gas Inc.	2.070%	2/1/19	75	75

ONE Gas Inc.	4.658%	2/1/44	25	27
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	55
Sempra Energy	6.150%	6/15/18	548	595
Sempra Energy	2.850%	11/15/20	395	402
Sempra Energy	2.875%	10/1/22	100	99
Sempra Energy	3.750%	11/15/25	105	108
Sempra Energy	6.000%	10/15/39	300	342
Southern California Gas Co.	3.750%	9/15/42	25	25
Southern California Gas Co.	4.450%	3/15/44	50	56
Spire Inc.	4.700%	8/15/44	100	96

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	200	214
American Water Capital Corp.	3.400%	3/1/25	75	79
American Water Capital Corp.	6.593%	10/15/37	150	204
American Water Capital Corp.	4.300%	9/1/45	100	106
United Utilities plc	5.375%	2/1/19	325	348

				61,319
Total Corporate Bonds (Cost $776,197)				807,728
Sovereign Bonds (U.S. Dollar-Denominated) (5.0%)
African Development Bank	1.125%	3/15/17	300	301
African Development Bank	0.875%	3/15/18	150	150
African Development Bank	1.625%	10/2/18	500	508
African Development Bank	2.375%	9/23/21	650	678
Agricultural Bank Of China	2.000%	5/21/18	250	250
Asian Development Bank	0.750%	1/11/17	300	300
Asian Development Bank	1.125%	3/15/17	600	602
Asian Development Bank	5.593%	7/16/18	275	302
Asian Development Bank	1.750%	9/11/18	225	229
Asian Development Bank	1.875%	10/23/18	950	971
Asian Development Bank	1.375%	1/15/19	500	504
Asian Development Bank	1.750%	3/21/19	25	25
Asian Development Bank	1.875%	4/12/19	50	51
Asian Development Bank	1.500%	1/22/20	700	706
Asian Development Bank	1.625%	3/16/21	1,000	1,011
Asian Development Bank	1.875%	2/18/22	600	609
Asian Development Bank	2.000%	1/22/25	300	300
7 Bank of England	1.250%	3/14/19	50	50
Canada	0.875%	2/14/17	450	450
Canada	1.125%	3/19/18	450	452
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	146
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	299
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	492
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	700	700
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	310
Corp. Andina de Fomento	8.125%	6/4/19	300	358
Corp. Andina de Fomento	4.375%	6/15/22	832	912
Council Of Europe Development Bank	1.500%	6/19/17	50	50
Council Of Europe Development Bank	1.000%	3/7/18	275	275
Council Of Europe Development Bank	1.125%	5/31/18	200	200
Council Of Europe Development Bank	1.625%	3/10/20	300	304
Council Of Europe Development Bank	1.625%	3/16/21	200	199
Ecopetrol SA	4.250%	9/18/18	100	102
Ecopetrol SA	5.875%	9/18/23	225	222
Ecopetrol SA	4.125%	1/16/25	650	553

Ecopetrol SA	5.375%	6/26/26	250	227
Ecopetrol SA	7.375%	9/18/43	100	91
Ecopetrol SA	5.875%	5/28/45	200	157
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	207
European Bank for Reconstruction &
Development	0.750%	9/1/17	700	699
European Bank for Reconstruction &
Development	1.000%	9/17/18	150	150
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	203
European Bank for Reconstruction &
Development	1.750%	6/14/19	275	280
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	509
European Bank for Reconstruction &
Development	1.500%	3/16/20	350	353
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	203
European Investment Bank	1.750%	3/15/17	775	782
European Investment Bank	0.875%	4/18/17	350	350
European Investment Bank	5.125%	5/30/17	675	709
European Investment Bank	1.000%	8/17/17	250	251
European Investment Bank	1.125%	9/15/17	400	402
European Investment Bank	1.000%	12/15/17	250	250
European Investment Bank	1.000%	3/15/18	200	200
European Investment Bank	1.250%	5/15/18	900	906
European Investment Bank	1.000%	6/15/18	650	651
European Investment Bank	1.125%	8/15/18	350	351
European Investment Bank	1.625%	12/18/18	400	406
European Investment Bank	1.875%	3/15/19	1,500	1,533
European Investment Bank	1.750%	6/17/19	885	900
European Investment Bank	1.625%	3/16/20	275	278
European Investment Bank	1.375%	6/15/20	1,825	1,828
European Investment Bank	2.875%	9/15/20	1,025	1,088
European Investment Bank	1.625%	12/15/20	125	126
European Investment Bank	4.000%	2/16/21	1,225	1,368
European Investment Bank	2.000%	3/15/21	1,550	1,588
European Investment Bank	2.500%	4/15/21	850	891
European Investment Bank	1.625%	6/15/21	1,000	1,002
European Investment Bank	2.125%	10/15/21	100	102
European Investment Bank	3.250%	1/29/24	400	441
European Investment Bank	2.500%	10/15/24	200	208
European Investment Bank	1.875%	2/10/25	1,050	1,043
Export Development Canada	1.250%	10/26/16	100	100
8 Export Development Canada	1.000%	5/15/17	25	25
Export Development Canada	0.750%	12/15/17	575	574
Export Development Canada	1.000%	6/15/18	575	575
8 Export Development Canada	1.625%	12/3/19	150	152
Export-Import Bank of Korea	1.750%	2/27/18	625	625
Export-Import Bank of Korea	2.875%	9/17/18	200	206
Export-Import Bank of Korea	2.375%	8/12/19	200	203
Export-Import Bank of Korea	2.500%	5/10/21	300	306
Export-Import Bank of Korea	4.375%	9/15/21	75	84
Export-Import Bank of Korea	5.000%	4/11/22	275	318
Export-Import Bank of Korea	4.000%	1/14/24	650	710
FMS Wertmanagement AoeR	1.125%	9/5/17	150	151

FMS Wertmanagement AoeR	1.000%	11/21/17	200	200
FMS Wertmanagement AoeR	1.625%	11/20/18	500	507
FMS Wertmanagement AoeR	1.750%	3/17/20	150	152
Hydro-Quebec	8.400%	1/15/22	775	1,023
Hydro-Quebec	8.050%	7/7/24	200	277
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	250	252
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	250	259
Inter-American Development Bank	1.000%	7/14/17	425	426
Inter-American Development Bank	2.375%	8/15/17	100	102
Inter-American Development Bank	0.875%	3/15/18	150	150
Inter-American Development Bank	1.750%	8/24/18	275	280
Inter-American Development Bank	1.125%	8/28/18	500	501
Inter-American Development Bank	4.250%	9/10/18	1,050	1,132
Inter-American Development Bank	1.125%	9/12/19	100	100
Inter-American Development Bank	3.875%	9/17/19	1,550	1,688
Inter-American Development Bank	1.750%	10/15/19	600	611
Inter-American Development Bank	3.875%	2/14/20	50	55
Inter-American Development Bank	1.875%	6/16/20	275	281
Inter-American Development Bank	1.750%	4/14/22	800	807
Inter-American Development Bank	3.000%	2/21/24	650	706
Inter-American Development Bank	2.125%	1/15/25	400	406
Inter-American Development Bank	7.000%	6/15/25	100	136
International Bank for Reconstruction &
Development	0.875%	4/17/17	1,450	1,451
International Bank for Reconstruction &
Development	1.000%	11/15/17	200	201
International Bank for Reconstruction &
Development	1.375%	4/10/18	550	555
International Bank for Reconstruction &
Development	1.000%	6/15/18	1,000	1,000
International Bank for Reconstruction &
Development	1.875%	3/15/19	1,225	1,252
International Bank for Reconstruction &
Development	1.250%	7/26/19	1,200	1,202
International Bank for Reconstruction &
Development	1.875%	10/7/19	600	613
International Bank for Reconstruction &
Development	1.375%	3/30/20	100	100
International Bank for Reconstruction &
Development	1.625%	3/9/21	1,100	1,108
International Bank for Reconstruction &
Development	2.250%	6/24/21	450	467
International Bank for Reconstruction &
Development	1.625%	2/10/22	1,025	1,027
International Bank for Reconstruction &
Development	2.500%	7/29/25	1,000	1,047
International Bank for Reconstruction &
Development	4.750%	2/15/35	400	518
International Finance Corp.	1.125%	11/23/16	750	751
International Finance Corp.	0.625%	12/21/17	250	248
International Finance Corp.	0.875%	6/15/18	300	299
International Finance Corp.	1.250%	7/16/18	150	151
International Finance Corp.	1.750%	9/4/18	350	355
International Finance Corp.	1.750%	9/16/19	300	306
International Finance Corp.	2.125%	4/7/26	1,000	1,003
9 Japan Bank for International Cooperation	1.125%	7/19/17	950	948
9 Japan Bank for International Cooperation	1.750%	7/31/18	150	151

9	Japan Bank for International Cooperation	1.750%	11/13/18	400	402
9	Japan Bank for International Cooperation	3.375%	7/31/23	100	108
9	Japan Bank for International Cooperation	3.000%	5/29/24	500	529
9	Japan Bank for International Cooperation	2.125%	2/10/25	200	196
9	Japan Bank for International Cooperation	2.500%	5/28/25	200	203
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	100	104
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	300	330
10	KFW	0.875%	9/5/17	250	250
10	KFW	0.875%	12/15/17	700	700
10	KFW	1.000%	1/26/18	300	301
10	KFW	4.375%	3/15/18	250	266
10	KFW	1.000%	6/11/18	300	300
10	KFW	1.125%	8/6/18	600	602
10	KFW	1.875%	4/1/19	775	792
10	KFW	4.875%	6/17/19	1,350	1,505
10	KFW	1.750%	10/15/19	200	203
10	KFW	4.000%	1/27/20	50	55
10	KFW	1.500%	4/20/20	625	628
10	KFW	1.875%	6/30/20	1,100	1,121
10	KFW	2.750%	9/8/20	3,200	3,383
10	KFW	2.750%	10/1/20	200	211
10	KFW	1.625%	3/15/21	900	905
10	KFW	2.000%	10/4/22	650	660
10	KFW	2.125%	1/17/23	1,025	1,049
10	KFW	2.500%	11/20/24	800	834
10	KFW	2.000%	5/2/25	300	300
10	KFW	0.000%	4/18/36	400	223
	Korea Development Bank	3.250%	9/20/16	250	253
	Korea Development Bank	2.250%	8/7/17	25	25
	Korea Development Bank	1.500%	1/22/18	250	250
	Korea Development Bank	3.000%	3/17/19	200	207
	Korea Development Bank	4.625%	11/16/21	150	170
	Korea Development Bank	3.000%	9/14/22	750	780
	Korea Development Bank	3.750%	1/22/24	400	430
10	Landwirtschaftliche Rentenbank	0.875%	9/12/17	725	726
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	100	100
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	153
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	75	76
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	50	50
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	853
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	487
	Nexen Energy ULC	7.875%	3/15/32	50	65
	Nexen Energy ULC	6.400%	5/15/37	450	518
	Nexen Energy ULC	7.500%	7/30/39	200	258
	Nordic Investment Bank	1.125%	3/19/18	200	201
	Nordic Investment Bank	1.875%	6/14/19	300	307
	Nordic Investment Bank	1.500%	9/29/20	500	505
	North American Development Bank	4.375%	2/11/20	100	109
	North American Development Bank	2.400%	10/26/22	150	151
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	600	627
11	Oesterreichische Kontrollbank AG	1.375%	2/10/20	700	698
11	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	301
4	Oriental Republic of Uruguay	4.500%	8/14/24	225	241
4	Oriental Republic of Uruguay	4.375%	10/27/27	75	77
4	Oriental Republic of Uruguay	7.625%	3/21/36	200	255
4	Oriental Republic of Uruguay	4.125%	11/20/45	300	254
4	Oriental Republic of Uruguay	5.100%	6/18/50	600	555

Petroleos Mexicanos	5.750%	3/1/18	625	657
7 Petroleos Mexicanos	5.500%	2/4/19	500	523
Petroleos Mexicanos	8.000%	5/3/19	200	223
Petroleos Mexicanos	6.000%	3/5/20	400	423
Petroleos Mexicanos	3.500%	7/23/20	100	98
Petroleos Mexicanos	5.500%	1/21/21	350	363
7 Petroleos Mexicanos	6.375%	2/4/21	1,005	1,072
Petroleos Mexicanos	4.875%	1/24/22	500	493
Petroleos Mexicanos	3.500%	1/30/23	425	386
Petroleos Mexicanos	4.875%	1/18/24	350	343
Petroleos Mexicanos	2.378%	4/15/25	48	48
Petroleos Mexicanos	4.500%	1/23/26	125	116
7 Petroleos Mexicanos	6.875%	8/4/26	697	755
Petroleos Mexicanos	6.625%	6/15/35	625	603
Petroleos Mexicanos	6.625%	6/15/38	150	144
Petroleos Mexicanos	6.500%	6/2/41	400	377
Petroleos Mexicanos	5.500%	6/27/44	575	478
Petroleos Mexicanos	5.625%	1/23/46	950	791
Province of British Columbia	1.200%	4/25/17	100	100
Province of British Columbia	2.000%	10/23/22	200	202
Province of Manitoba	1.300%	4/3/17	75	75
Province of Manitoba	1.125%	6/1/18	150	150
Province of Manitoba	1.750%	5/30/19	175	177
Province of Manitoba	2.050%	11/30/20	300	306
Province of Manitoba	2.100%	9/6/22	150	151
Province of Manitoba	3.050%	5/14/24	250	266
Province of Ontario	1.100%	10/25/17	250	250
Province of Ontario	3.150%	12/15/17	225	233
Province of Ontario	3.000%	7/16/18	225	234
Province of Ontario	2.000%	9/27/18	200	204
Province of Ontario	1.650%	9/27/19	225	226
Province of Ontario	4.000%	10/7/19	575	623
Province of Ontario	4.400%	4/14/20	1,200	1,331
Province of Ontario	2.500%	9/10/21	575	594
Province of Ontario	2.450%	6/29/22	150	154
Province of Ontario	3.200%	5/16/24	150	161
Quebec	4.625%	5/14/18	575	615
Quebec	3.500%	7/29/20	350	376
Quebec	2.750%	8/25/21	325	338
Quebec	2.625%	2/13/23	400	410
Quebec	7.500%	9/15/29	325	481
Republic of Chile	2.250%	10/30/22	175	174
Republic of Chile	3.125%	1/21/26	935	942
Republic of Chile	3.625%	10/30/42	75	71
Republic of Colombia	7.375%	3/18/19	400	452
Republic of Colombia	4.375%	7/12/21	450	468
Republic of Colombia	4.000%	2/26/24	200	199
Republic of Colombia	8.125%	5/21/24	500	626
4 Republic of Colombia	4.500%	1/28/26	950	962
Republic of Colombia	7.375%	9/18/37	100	118
Republic of Colombia	6.125%	1/18/41	575	603
4 Republic of Colombia	5.625%	2/26/44	200	199
4 Republic of Colombia	5.000%	6/15/45	600	557
Republic of Italy	5.375%	6/12/17	500	522
Republic of Italy	6.875%	9/27/23	975	1,230
Republic of Italy	5.375%	6/15/33	175	205
Republic of Korea	7.125%	4/16/19	475	551

Republic of Korea	3.875%	9/11/23	700	785
Republic of Korea	5.625%	11/3/25	100	127
Republic of Panama	5.200%	1/30/20	200	221
4 Republic of Panama	4.000%	9/22/24	200	211
4 Republic of Panama	3.750%	3/16/25	200	207
Republic of Panama	7.125%	1/29/26	600	776
4 Republic of Panama	3.875%	3/17/28	300	303
4 Republic of Panama	6.700%	1/26/36	292	372
4 Republic of Panama	4.300%	4/29/53	200	189
Republic of Peru	7.125%	3/30/19	150	172
Republic of Peru	7.350%	7/21/25	425	562
Republic of Peru	4.125%	8/25/27	200	210
Republic of Peru	8.750%	11/21/33	142	210
4 Republic of Peru	6.550%	3/14/37	225	280
Republic of Peru	5.625%	11/18/50	600	675
Republic of Poland	6.375%	7/15/19	961	1,094
Republic of Poland	5.125%	4/21/21	250	280
Republic of Poland	5.000%	3/23/22	425	476
Republic of Poland	3.000%	3/17/23	525	527
Republic of Poland	4.000%	1/22/24	150	161
Republic of Poland	3.250%	4/6/26	150	149
Republic of South Africa	6.875%	5/27/19	250	275
Republic of South Africa	5.500%	3/9/20	500	529
Republic of South Africa	4.665%	1/17/24	225	228
Republic of South Africa	5.875%	9/16/25	300	327
Republic of South Africa	6.250%	3/8/41	200	220
Republic of the Philippines	4.000%	1/15/21	350	385
Republic of the Philippines	9.500%	10/21/24	350	529
Republic of the Philippines	10.625%	3/16/25	100	164
Republic of the Philippines	5.500%	3/30/26	425	532
Republic of the Philippines	9.500%	2/2/30	225	380
Republic of the Philippines	7.750%	1/14/31	400	609
Republic of the Philippines	6.375%	1/15/32	500	690
Republic of the Philippines	6.375%	10/23/34	550	778
Republic of the Philippines	3.950%	1/20/40	100	109
Republic of the Philippines	3.700%	3/1/41	200	210
Republic of Turkey	7.500%	7/14/17	325	347
Republic of Turkey	6.750%	4/3/18	750	807
Republic of Turkey	7.000%	3/11/19	425	470
Republic of Turkey	7.000%	6/5/20	525	595
Republic of Turkey	5.625%	3/30/21	300	324
Republic of Turkey	5.125%	3/25/22	425	447
Republic of Turkey	6.250%	9/26/22	400	445
Republic of Turkey	5.750%	3/22/24	900	977
Republic of Turkey	7.375%	2/5/25	650	780
Republic of Turkey	4.875%	10/9/26	100	101
Republic of Turkey	11.875%	1/15/30	150	255
Republic of Turkey	8.000%	2/14/34	50	65
Republic of Turkey	6.875%	3/17/36	600	708
Republic of Turkey	6.750%	5/30/40	500	587
Republic of Turkey	6.000%	1/14/41	200	216
Republic of Turkey	4.875%	4/16/43	1,120	1,043
State of Israel	5.125%	3/26/19	550	607
State of Israel	3.150%	6/30/23	400	419
State of Israel	2.875%	3/16/26	200	201
State of Israel	4.500%	1/30/43	200	213
Statoil ASA	3.125%	8/17/17	400	409

Statoil ASA	1.250%	11/9/17	200	200
Statoil ASA	1.200%	1/17/18	125	124
Statoil ASA	5.250%	4/15/19	25	27
Statoil ASA	2.250%	11/8/19	250	254
Statoil ASA	2.750%	11/10/21	300	304
Statoil ASA	3.150%	1/23/22	150	154
Statoil ASA	2.450%	1/17/23	150	146
Statoil ASA	2.650%	1/15/24	100	97
Statoil ASA	3.250%	11/10/24	150	152
Statoil ASA	7.250%	9/23/27	400	519
Statoil ASA	5.100%	8/17/40	125	137
Statoil ASA	4.250%	11/23/41	175	172
Statoil ASA	3.950%	5/15/43	125	120
Statoil ASA	4.800%	11/8/43	175	188
Svensk Exportkredit AB	1.750%	5/30/17	200	202
Svensk Exportkredit AB	1.875%	6/17/19	200	204
Svensk Exportkredit AB	1.875%	6/23/20	200	203
Svensk Exportkredit AB	1.750%	3/10/21	250	250
United Mexican States	5.950%	3/19/19	150	167
United Mexican States	5.125%	1/15/20	500	551
United Mexican States	3.500%	1/21/21	100	103
United Mexican States	3.625%	3/15/22	550	568
United Mexican States	4.000%	10/2/23	1,266	1,320
United Mexican States	3.600%	1/30/25	600	610
United Mexican States	8.300%	8/15/31	100	151
United Mexican States	7.500%	4/8/33	100	137
United Mexican States	6.750%	9/27/34	433	557
United Mexican States	6.050%	1/11/40	1,145	1,343
United Mexican States	4.750%	3/8/44	615	613
United Mexican States	5.550%	1/21/45	200	221
United Mexican States	4.600%	1/23/46	600	588
United Mexican States	5.750%	10/12/10	342	348
Total Sovereign Bonds (Cost $143,172)				147,106
Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	182
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	61
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	70
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	191
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	64
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	138
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	354
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	367
California GO	5.750%	3/1/17	100	104
California GO	6.200%	10/1/19	275	319
California GO	5.700%	11/1/21	250	299
California GO	7.500%	4/1/34	600	874
California GO	7.300%	10/1/39	75	110
California GO	7.350%	11/1/39	575	845
California GO	7.625%	3/1/40	205	313

California GO	7.600%	11/1/40	200	310
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	64
Chicago IL GO	7.375%	1/1/33	150	153
Chicago IL GO	7.781%	1/1/35	50	53
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	121
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	165
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	168
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	149
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	59
Chicago IL Water Revenue	6.742%	11/1/40	275	322
Clark County NV Airport System Revenue	6.881%	7/1/42	100	113
Clark County NV Airport System Revenue	6.820%	7/1/45	100	148
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	182
Connecticut GO	5.090%	10/1/30	175	203
Connecticut GO	5.850%	3/15/32	200	246
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	60
Cook County IL GO	6.229%	11/15/34	50	56
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	68
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	61
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	138
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	63
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	200	271
Dallas TX Independent School District GO	6.450%	2/15/35	100	118
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	50	69
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	64
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	64
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	250	271
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	103
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	125	126
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	250	258
George Washington University District of
Columbia GO	3.485%	9/15/22	200	210
Georgia GO	4.503%	11/1/25	150	171
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	300	371
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	180
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	88
Houston TX GO	6.290%	3/1/32	200	249

Houston TX Utility System Revenue	3.828%	5/15/28	75	82
Illinois GO	5.365%	3/1/17	175	180
Illinois GO	5.877%	3/1/19	250	269
Illinois GO	4.950%	6/1/23	550	575
Illinois GO	5.100%	6/1/33	1,100	1,031
Illinois GO	7.350%	7/1/35	300	327
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	150	196
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	63
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	331
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	165
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	112
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	200	211
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	215
Los Angeles CA Department of Airports
International Airport Revenue	6.582%	5/15/39	100	132
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	95
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	189
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	29
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	142
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	100	144
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	247
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	158
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	69
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	97
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	138
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	74
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	65
Massachusetts GO	4.200%	12/1/21	125	138
Massachusetts GO	5.456%	12/1/39	150	189
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	150	190
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65
Massachusetts Water Pollution Abatement
Trust Revenue	5.192%	8/1/40	75	91
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	50	67
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	62
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Reve	4.053%	7/1/26	50	52

	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	70
	Metropolitan Water District of Southern
	California Revenue	6.947%	7/1/40	50	59
	Mississippi GO	5.245%	11/1/34	50	60
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	50	62
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	225	273
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	100	104
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	800	891
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	150
	New York City NY GO	6.246%	6/1/35	25	29
	New York City NY GO	5.968%	3/1/36	100	129
	New York City NY GO	5.985%	12/1/36	50	64
	New York City NY GO	5.517%	10/1/37	50	62
	New York City NY GO	6.271%	12/1/37	100	134
	New York City NY GO	5.846%	6/1/40	50	66
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	50	66
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	50	68
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	50	68
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	128
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	175	238
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	150	207
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	189
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	126
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	94
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	450	688
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	62
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	136
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	125	154
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	100	120
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	100	127
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	75	94
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	189
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	50	64
	New York University Hospitals Center GO	4.428%	7/1/42	75	76

	New York University Hospitals Center
	Revenue	5.750%	7/1/43	100	122
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	100	145
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	118
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	108
	Ohio State University General Receipts
	Revenue	5.590%	12/1/14	50	56
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	88
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	50	70
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	198
	Oregon GO	5.762%	6/1/23	200	235
	Oregon GO	5.892%	6/1/27	75	93
13	Oregon School Boards Association GO	4.759%	6/30/28	75	85
14	Oregon School Boards Association GO	5.528%	6/30/28	50	60
	Pennsylvania GO	4.650%	2/15/26	50	55
	Pennsylvania GO	5.350%	5/1/30	200	221
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	50	53
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	62
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	64
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	75	94
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	250	291
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	100	108
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	550	575
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	125	154
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	100	138
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	62
	Sacramento CA Public Financing Authority
	Lease Revenue	5.637%	4/1/50	100	112
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	50	60
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	125	167
	San Antonio TX Electric & Gas Systems
	Revenue	5.718%	2/1/41	50	65
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	125	166
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	75	84
	San Diego County CA Regional Airport
	Authority Revenue	5.594%	7/1/43	75	82
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	250	338

	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.000%	11/1/40	50	64
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	100	145
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	200	251
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	200	266
	Texas Transportation Commission Revenue	5.028%	4/1/26	50	59
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	215
	Texas Transportation Commission Revenue	4.631%	4/1/33	350	401
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	59
	Tufts University Massachusetts GO	5.017%	4/15/12	200	226
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	100	136
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	50	68
	University of California Revenue	6.270%	5/15/31	500	562
	University of California Revenue	4.765%	5/15/44	100	104
	University of California Revenue	5.946%	5/15/45	175	225
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	50	62
	University of Southern California GO	5.250%	10/1/11	100	121
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	50	63
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	25	28
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	100	125
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	75	91
	Utah GO	4.554%	7/1/24	50	58
	Utah GO	3.539%	7/1/25	50	55
	Washington GO	5.090%	8/1/33	250	301
	Washington GO	5.140%	8/1/40	150	186
14	Wisconsin GO	5.700%	5/1/26	75	90
Total Taxable Municipal Bonds (Cost $25,011)					29,396
				Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
15	Vanguard Market Liquidity Fund (Cost
	$99,171)	0.495%		99,170,642	99,171

Total Investments (102.8%) (Cost $2,904,703)					3,007,967
Other Assets and Liabilities-Net (-2.8%)					(82,534)
Net Assets (100%)					2,925,433

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2016.

6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate value of these securities was $23,545,000, representing 0.8% of net assets.
8 Guaranteed by the Government of Canada.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The

Vanguard Total Bond Market Index Portfolio

portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,836,987	—
Asset-Backed/Commercial Mortgage Backed Securities	—	87,451	128
Corporate Bonds	—	807,553	175
Sovereign Bonds	—	146,957	149
Taxable Municipal Bonds	—	29,396	—
Temporary Cash Investments	99,171	—	—
Total	99,171	2,908,344	452

E. At March 31, 2016, the cost of investment securities for tax purposes was $2,904,703,000. Net unrealized appreciation of investment securities for tax purposes was $103,264,000, consisting of unrealized gains of $112,491,000 on securities that had risen in value since their purchase and $9,227,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (65.9%)
Consumer Discretionary (4.7%)
Comcast Corp. Class A	712,049	43,492
Ford Motor Co.	1,392,500	18,799
Twenty-First Century Fox Inc. Class A	626,914	17,478
Lowe's Cos. Inc.	164,310	12,446
Hilton Worldwide Holdings Inc.	524,366	11,809
Bayerische Motoren Werke AG	59,679	5,479
		109,503
Consumer Staples (6.6%)
CVS Health Corp.	299,870	31,106
Coca-Cola Co.	429,770	19,937
Philip Morris International Inc.	173,960	17,067
Colgate-Palmolive Co.	228,970	16,177
PepsiCo Inc.	152,900	15,669
Diageo plc	494,385	13,331
Mondelez International Inc. Class A	322,810	12,951
Walgreens Boots Alliance Inc.	130,300	10,977
Costco Wholesale Corp.	68,990	10,871
Wal-Mart Stores Inc.	52,610	3,603
Diageo plc ADR	22,480	2,425
		154,114
Energy (5.9%)
Chevron Corp.	387,600	36,977
Exxon Mobil Corp.	358,115	29,935
TOTAL SA	334,097	15,202
EOG Resources Inc.	172,180	12,497
Anadarko Petroleum Corp.	249,890	11,637
Royal Dutch Shell plc Class B	444,943	10,827
Hess Corp.	164,480	8,660
Schlumberger Ltd.	93,204	6,874
Marathon Petroleum Corp.	160,246	5,958
		138,567
Financials (14.9%)
Wells Fargo & Co.	1,124,410	54,376
JPMorgan Chase & Co.	603,628	35,747
Chubb Ltd.	278,980	33,240
Prudential Financial Inc.	351,410	25,379
PNC Financial Services Group Inc.	270,000	22,834
BlackRock Inc.	62,700	21,354
Bank of America Corp.	1,461,097	19,754
Marsh & McLennan Cos. Inc.	267,350	16,252
Northern Trust Corp.	190,750	12,431
American Tower Corporation	115,502	11,824
American Express Co.	179,441	11,018
Bank of Nova Scotia	220,860	10,791
MetLife Inc.	228,583	10,044
US Bancorp	238,160	9,667
Mitsubishi UFJ Financial Group Inc.	2,079,030	9,633
Goldman Sachs Group Inc.	58,860	9,240

Hartford Financial Services Group Inc.	177,010	8,157
* Synchrony Financial	233,330	6,687
UBS Group AG	385,903	6,182
BNP Paribas SA	101,311	5,090
AvalonBay Communities Inc.	24,440	4,648
American International Group Inc.	74,700	4,038
		348,386
Health Care (11.5%)
Merck & Co. Inc.	870,479	46,057
Bristol-Myers Squibb Co.	463,470	29,607
Johnson & Johnson	260,170	28,150
Medtronic plc	337,690	25,327
Pfizer Inc.	753,013	22,319
AstraZeneca plc ADR	785,988	22,133
Cardinal Health Inc.	221,990	18,192
UnitedHealth Group Inc.	139,665	18,003
Eli Lilly & Co.	179,265	12,909
Novartis AG	168,067	12,160
Baxter International Inc.	280,240	11,512
* Celgene Corp.	84,630	8,471
Roche Holding AG	33,580	8,245
Gilead Sciences Inc.	45,994	4,225
Takeda Pharmaceutical Co. Ltd.	53,000	2,416
		269,726
Industrials (7.7%)
United Parcel Service Inc. Class B	268,248	28,292
Honeywell International Inc.	182,584	20,458
Lockheed Martin Corp.	77,750	17,222
CSX Corp.	658,982	16,969
General Electric Co.	466,840	14,841
FedEx Corp.	84,080	13,681
Caterpillar Inc.	168,771	12,918
Eaton Corp. plc	200,010	12,513
United Technologies Corp.	105,440	10,555
Canadian National Railway Co.	164,278	10,261
Schneider Electric SE	142,540	8,983
ABB Ltd. ADR	294,998	5,729
Raytheon Co.	41,983	5,148
Illinois Tool Works Inc.	28,625	2,932
		180,502
Information Technology (9.0%)
Microsoft Corp.	932,664	51,511
* Alphabet Inc. Class A	49,170	37,512
Intel Corp.	1,040,360	33,656
Apple Inc.	233,112	25,407
Accenture plc Class A	212,890	24,568
Cisco Systems Inc.	801,876	22,829
Texas Instruments Inc.	129,020	7,408
* eBay Inc.	193,173	4,609
		207,500
Materials (1.0%)
International Paper Co.	299,610	12,296
Praxair Inc.	83,795	9,590
BHP Billiton plc	109,533	1,227
		23,113

Telecommunication Services (1.9%)
	Verizon Communications Inc.			808,820	43,741

Utilities (2.7%)
	NextEra Energy Inc.			218,150	25,816
	Dominion Resources Inc.			263,160	19,768
	Exelon Corp.			400,160	14,350
	Duke Energy Corp.			38,656	3,119
					63,053
Total Common Stocks (Cost $1,212,903)					1,538,205
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.8%)
U.S. Government Securities (4.8%)
	United States Treasury Note/Bond	0.625%	7/31/17	8,000	7,992
	United States Treasury Note/Bond	1.000%	9/15/17	15,000	15,063
	United States Treasury Note/Bond	0.750%	10/31/17	9,200	9,204
	United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,527
	United States Treasury Note/Bond	1.375%	9/30/18	19,000	19,273
	United States Treasury Note/Bond	1.750%	9/30/19	13,000	13,339
	United States Treasury Note/Bond	1.375%	2/29/20	2,130	2,154
	United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,897
	United States Treasury Note/Bond	2.000%	2/15/25	11,180	11,423
	United States Treasury Note/Bond	2.000%	8/15/25	3,095	3,155
	United States Treasury Note/Bond	2.250%	11/15/25	180	187
	United States Treasury Note/Bond	2.875%	5/15/43	6,738	7,102
	United States Treasury Note/Bond	3.375%	5/15/44	4,410	5,114
	United States Treasury Note/Bond	3.125%	8/15/44	1,740	1,926
	United States Treasury Note/Bond	2.500%	2/15/45	6,210	6,056
	United States Treasury Note/Bond	2.875%	8/15/45	1,910	2,010
					112,422
Conventional Mortgage-Backed Securities (0.8%)
[1,2,3]	Fannie Mae Pool	3.500%	11/1/25–4/1/46	6,019	6,310
[1,2,3]	Fannie Mae Pool	4.500%	11/1/33–5/1/45	9,070	9,929
1,2	Freddie Mac Gold Pool	4.000%	9/1/24–9/1/41	9	10
1,2	Freddie Mac Gold Pool	4.500%	3/1/29–4/1/46	1,668	1,827
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	136	157
1	Ginnie Mae I Pool	8.000%	9/15/30	65	69
					18,302
Nonconventional Mortgage-Backed Securities (0.2%)
1,2	Fannie Mae REMICS	3.500%	4/25/31	245	262
1,2	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	470	511
1,2	Freddie Mac REMICS	3.500%	3/15/31	145	155
1,2	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,726	3,000
					3,928
Total U.S. Government and Agency Obligations (Cost $130,855)					134,652
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
1	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,695	2,695
1	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	3,715	3,715
4	American Tower Trust I	1.551%	3/15/18	380	378
4	American Tower Trust I	3.070%	3/15/23	1,100	1,102
1	AmeriCredit Automobile Receivables Trust
	2012-1	4.720%	3/8/18	580	583
[1,4,5]	Apidos CDO	2.120%	4/17/26	1,295	1,282
[1,4,5]	ARES CLO Ltd.	2.140%	4/17/26	1,200	1,191

[1,4,5]	Atlas Senior Loan Fund Ltd.	2.162%	10/15/26	355	353
[1,4,5]	Atlas Senior Loan Fund V Ltd.	2.170%	7/16/26	305	303
1	Banc of America Commercial Mortgage
	Trust 2006-5	5.414%	9/10/47	351	353
1	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	357	359
[1,4,5]	Cent CLO	2.111%	7/27/26	420	412
[1,4,5]	Cent CLO 20 Ltd.	2.099%	1/25/26	1,300	1,282
[1,4,5]	Cent CLO 22 Ltd.	2.100%	11/7/26	935	905
[1,4,5]	CIFC Funding Ltd.	2.120%	4/18/25	1,185	1,180
1	COMM 2006-C7 Mortgage Trust	5.844%	6/10/46	116	115
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	505
1	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	215	215
[1,4,5]	Dryden Senior Loan Fund	1.970%	4/18/26	1,165	1,153
1,4	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	61	61
1,4	Ford Credit Floorplan Master Owner Trust
	A	2.090%	3/15/22	330	331
1	Ford Credit Floorplan Master Owner Trust
	A Series 2012-2	1.920%	1/15/19	772	776
1,4	Hilton USA Trust 2013-HLT	2.662%	11/5/30	1,165	1,166
[1,4,5]	ING Investment Management Co.	2.120%	4/18/26	1,165	1,158
1	LB-UBS Commercial Mortgage Trust 2006-
	C4	5.856%	6/15/38	107	107
1,5	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.084%	4/15/41	705	745
[1,4,5]	Limerock CLO	2.121%	4/18/26	1,300	1,282
[1,4,5]	Madison Park Funding XII Ltd.	2.070%	1/19/25	755	751
[1,4,5]	Madison Park Funding XIII Ltd.	2.124%	7/20/26	920	916
1,4	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	770	775
[1,4,5]	OZLM VI Ltd.	2.170%	4/17/26	955	952
1	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	515	518
1	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	335	336
4	SBA Tower Trust	2.898%	10/15/19	1,205	1,211
[1,4,5]	Seneca Park CLO Ltd.	2.100%	7/17/26	680	676
[1,4,5]	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	700	649
[1,4,5]	Shackleton CLO Ltd.	2.100%	7/17/26	660	651
1,4	Springleaf Funding Trust	2.410%	12/15/22	1,052	1,051
1,4	Springleaf Funding Trust	3.160%	11/15/24	1,375	1,358
1,4	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	562
1,4	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	220	220
[1,4,5]	Symphony CLO XIV Ltd.	2.104%	7/14/26	1,125	1,110
[1,4,5]	Thacher Park CLO Ltd.	2.094%	10/20/26	505	500
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	225
1,4	Westlake Automobile Receivables Trust	0.970%	10/16/17	160	160
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $36,614)					36,328
Corporate Bonds (23.1%)
Finance (8.7%)
	Banking (6.9%)
	American Express Centurion Bank	6.000%	9/13/17	500	531
	American Express Co.	1.550%	5/22/18	1,635	1,629
	American Express Credit Corp.	2.375%	3/24/17	1,920	1,944
	American Express Credit Corp.	2.125%	7/27/18	1,235	1,244

American Express Credit Corp.	2.250%	8/15/19	800	808
Bank of America Corp.	6.050%	5/16/16	2,000	2,012
Bank of America Corp.	6.000%	9/1/17	1,010	1,067
Bank of America Corp.	5.750%	12/1/17	500	531
Bank of America Corp.	6.875%	4/25/18	1,250	1,373
Bank of America Corp.	5.625%	7/1/20	85	95
Bank of America Corp.	5.875%	1/5/21	3,000	3,425
Bank of America Corp.	3.300%	1/11/23	120	121
Bank of America Corp.	4.100%	7/24/23	150	158
Bank of America Corp.	4.000%	4/1/24	340	357
Bank of America Corp.	4.000%	1/22/25	875	877
Bank of America Corp.	5.875%	2/7/42	260	315
Bank of America Corp.	5.000%	1/21/44	1,230	1,354
Bank of America Corp.	4.875%	4/1/44	870	948
Bank of America NA	5.300%	3/15/17	2,000	2,070
Bank of Montreal	1.300%	7/15/16	800	801
Bank of Montreal	2.500%	1/11/17	2,030	2,053
Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,592
Bank of New York Mellon Corp.	3.000%	2/24/25	720	729
Bank of Nova Scotia	2.050%	10/30/18	1,600	1,615
Bank of Nova Scotia	2.800%	7/21/21	750	771
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,390	1,384
4 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,224
4 Barclays Bank plc	6.050%	12/4/17	1,400	1,483
Barclays Bank plc	5.140%	10/14/20	160	171
BB&T Corp.	4.900%	6/30/17	1,000	1,041
Bear Stearns Cos. LLC	6.400%	10/2/17	235	251
Bear Stearns Cos. LLC	7.250%	2/1/18	425	467
BNP Paribas SA	2.400%	12/12/18	1,300	1,322
BNP Paribas SA	3.250%	3/3/23	305	314
BPCE SA	2.500%	12/10/18	220	224
BPCE SA	2.500%	7/15/19	1,400	1,424
BPCE SA	4.000%	4/15/24	775	826
4 BPCE SA	5.150%	7/21/24	1,260	1,287
Capital One Bank USA NA	2.150%	11/21/18	1,215	1,215
Capital One Financial Corp.	4.750%	7/15/21	400	439
Capital One Financial Corp.	3.750%	4/24/24	1,305	1,343
Capital One Financial Corp.	3.200%	2/5/25	1,050	1,036
Capital One Financial Corp.	4.200%	10/29/25	310	315
Citigroup Inc.	1.750%	5/1/18	500	500
Citigroup Inc.	2.500%	9/26/18	500	507
Citigroup Inc.	2.550%	4/8/19	1,800	1,827
Citigroup Inc.	2.500%	7/29/19	965	977
Citigroup Inc.	2.400%	2/18/20	800	802
Citigroup Inc.	4.500%	1/14/22	1,975	2,163
Citigroup Inc.	6.625%	6/15/32	2,000	2,343
Citigroup Inc.	8.125%	7/15/39	101	149
Citigroup Inc.	5.300%	5/6/44	270	283
Compass Bank	2.750%	9/29/19	375	373
Cooperatieve Rabobank UA	2.250%	1/14/19	1,350	1,370
4 Credit Agricole SA	2.500%	4/15/19	1,460	1,484
Credit Suisse	1.750%	1/29/18	840	842
Credit Suisse	2.300%	5/28/19	2,845	2,870
Credit Suisse	3.000%	10/29/21	735	748
Credit Suisse	3.625%	9/9/24	250	254
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	9/15/22	1,335	1,332

Credit Suisse Group Funding Guernsey
Ltd.	3.750%	3/26/25	1,595	1,534
Deutsche Bank AG	2.500%	2/13/19	1,000	1,013
Fifth Third Bank	2.875%	10/1/21	425	433
Fifth Third Bank	3.850%	3/15/26	830	851
Goldman Sachs Group Inc.	5.625%	1/15/17	490	506
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,421
Goldman Sachs Group Inc.	2.375%	1/22/18	555	562
Goldman Sachs Group Inc.	5.375%	3/15/20	405	450
Goldman Sachs Group Inc.	2.600%	4/23/20	170	171
Goldman Sachs Group Inc.	6.000%	6/15/20	3,350	3,810
Goldman Sachs Group Inc.	5.250%	7/27/21	865	974
Goldman Sachs Group Inc.	5.750%	1/24/22	360	415
Goldman Sachs Group Inc.	3.625%	1/22/23	1,205	1,243
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,292
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,617
Goldman Sachs Group Inc.	4.750%	10/21/45	680	711
4 HSBC Bank plc	4.750%	1/19/21	1,700	1,874
HSBC Holdings plc	3.400%	3/8/21	1,535	1,566
HSBC Holdings plc	4.000%	3/30/22	2,395	2,518
HSBC Holdings plc	6.500%	5/2/36	1,000	1,165
HSBC Holdings plc	6.100%	1/14/42	375	467
HSBC Holdings plc	5.250%	3/14/44	440	445
HSBC USA Inc.	1.625%	1/16/18	1,005	1,003
HSBC USA Inc.	2.350%	3/5/20	1,825	1,802
HSBC USA Inc.	3.500%	6/23/24	800	811
Huntington Bancshares Inc.	3.150%	3/14/21	800	812
Huntington National Bank	2.200%	4/1/19	560	559
Huntington National Bank	2.400%	4/1/20	1,160	1,149
4 ING Bank NV	3.750%	3/7/17	600	613
4 ING Bank NV	1.800%	3/16/18	1,340	1,344
JPMorgan Chase & Co.	6.300%	4/23/19	465	526
JPMorgan Chase & Co.	4.950%	3/25/20	650	716
JPMorgan Chase & Co.	4.350%	8/15/21	4,862	5,313
JPMorgan Chase & Co.	4.500%	1/24/22	495	546
JPMorgan Chase & Co.	3.250%	9/23/22	970	1,010
JPMorgan Chase & Co.	3.375%	5/1/23	875	878
JPMorgan Chase & Co.	3.875%	2/1/24	800	850
JPMorgan Chase & Co.	3.900%	7/15/25	370	392
JPMorgan Chase & Co.	4.125%	12/15/26	765	791
JPMorgan Chase & Co.	4.250%	10/1/27	1,895	1,958
JPMorgan Chase & Co.	5.400%	1/6/42	750	896
JPMorgan Chase & Co.	5.625%	8/16/43	400	459
JPMorgan Chase & Co.	4.950%	6/1/45	400	422
4 Macquarie Bank Ltd.	2.400%	1/21/20	330	329
Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	492
Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	667
Morgan Stanley	5.450%	1/9/17	1,000	1,033
Morgan Stanley	1.875%	1/5/18	255	256
Morgan Stanley	2.125%	4/25/18	1,375	1,385
Morgan Stanley	2.500%	1/24/19	2,500	2,544
Morgan Stanley	5.625%	9/23/19	645	718
Morgan Stanley	5.750%	1/25/21	1,740	1,986
Morgan Stanley	3.700%	10/23/24	750	774
Morgan Stanley	6.250%	8/9/26	3,000	3,572
Morgan Stanley	4.300%	1/27/45	850	855
National City Corp.	6.875%	5/15/19	1,000	1,123
4 Nationwide Building Society	2.350%	1/21/20	785	783

	Northern Trust Corp.	3.450%	11/4/20	255	271
	PNC Bank NA	4.875%	9/21/17	1,500	1,569
	PNC Bank NA	3.300%	10/30/24	460	475
	PNC Bank NA	2.950%	2/23/25	1,105	1,107
	PNC Bank NA	4.200%	11/1/25	255	282
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	609
	Santander Bank NA	2.000%	1/12/18	715	710
	Santander Holdings USA Inc.	2.650%	4/17/20	580	574
	Santander Issuances SAU	5.179%	11/19/25	800	773
4	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,612
	State Street Corp.	5.375%	4/30/17	2,775	2,900
	Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,016
	Synchrony Financial	3.000%	8/15/19	1,055	1,070
	Synchrony Financial	2.700%	2/3/20	405	401
	UBS AG	1.800%	3/26/18	1,020	1,023
4	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,166
	US Bancorp	3.700%	1/30/24	1,560	1,691
	Wachovia Corp.	7.500%	4/15/35	1,000	1,319
	Wells Fargo & Co.	5.625%	12/11/17	820	879
	Wells Fargo & Co.	2.150%	1/15/19	2,915	2,962
	Wells Fargo & Co.	3.000%	1/22/21	505	524
	Wells Fargo & Co.	3.500%	3/8/22	640	682
	Wells Fargo & Co.	3.450%	2/13/23	930	954
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,301
	Wells Fargo & Co.	3.000%	2/19/25	890	898
	Wells Fargo & Co.	3.550%	9/29/25	860	898
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,617
	Wells Fargo & Co.	4.900%	11/17/45	515	553

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	341

	Finance Companies (0.4%)
4	GE Capital International Funding Co.	2.342%	11/15/20	1,192	1,220
4	GE Capital International Funding Co.	3.373%	11/15/25	3,460	3,683
4	GE Capital International Funding Co.	4.418%	11/15/35	4,635	5,028

	Insurance (1.3%)
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,405
	Aetna Inc.	1.750%	5/15/17	60	60
1	Allstate Corp.	6.125%	5/15/67	1,000	975
	Anthem Inc.	2.300%	7/15/18	375	379
	Anthem Inc.	3.125%	5/15/22	1,610	1,619
	Anthem Inc.	3.300%	1/15/23	1,100	1,111
	Anthem Inc.	4.650%	8/15/44	276	273
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,071
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	733
	CHUBB INA Holdings Inc.	2.300%	11/3/20	170	173
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	579
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	869
	Cigna Corp.	3.250%	4/15/25	1,730	1,720
	CNA Financial Corp.	3.950%	5/15/24	135	133
4	Five Corners Funding Trust	4.419%	11/15/23	210	221
4	Liberty Mutual Group Inc.	4.250%	6/15/23	360	372
	Loews Corp.	2.625%	5/15/23	440	434
1,4	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,460
	MetLife Inc.	1.903%	12/15/17	225	227
	MetLife Inc.	3.600%	4/10/24	580	599

MetLife Inc.	4.125%	8/13/42	145	139
MetLife Inc.	4.875%	11/13/43	530	565
4 Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,481
4 Metropolitan Life Global Funding I	1.875%	6/22/18	950	956
4 New York Life Global Funding	1.650%	5/15/17	600	604
4 New York Life Insurance Co.	5.875%	5/15/33	2,100	2,506
Prudential Financial Inc.	3.000%	5/12/16	450	451
4 QBE Insurance Group Ltd.	2.400%	5/1/18	235	236
4 Teachers Insurance & Annuity Association
of America	4.900%	9/15/44	375	401
UnitedHealth Group Inc.	6.000%	6/15/17	500	528
UnitedHealth Group Inc.	6.000%	2/15/18	700	760
UnitedHealth Group Inc.	3.875%	10/15/20	601	651
UnitedHealth Group Inc.	2.875%	3/15/22	27	28
UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,202
UnitedHealth Group Inc.	4.625%	7/15/35	815	909
UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,684
UnitedHealth Group Inc.	4.750%	7/15/45	760	872

Other Finance (0.0%)
4 LeasePlan Corp. NV	2.875%	1/22/19	970	966

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	3.625%	10/1/20	520	544
Duke Realty LP	6.500%	1/15/18	210	226
Realty Income Corp.	4.650%	8/1/23	640	683
4 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	375	374
4 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	1,330	1,339
				203,041
Industrial (12.3%)
Basic Industry (0.2%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,125	1,156
CF Industries Inc.	5.375%	3/15/44	880	814
LyondellBasell Industries NV	4.625%	2/26/55	900	800
Monsanto Co.	4.700%	7/15/64	230	199
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,633
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	685	710
Rio Tinto Finance USA plc	3.500%	3/22/22	325	326

Capital Goods (1.1%)
4 BAE Systems Holdings Inc.	2.850%	12/15/20	160	163
4 BAE Systems Holdings Inc.	3.850%	12/15/25	285	293
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,345
Caterpillar Inc.	3.900%	5/27/21	1,170	1,282
Caterpillar Inc.	2.600%	6/26/22	705	714
Caterpillar Inc.	3.400%	5/15/24	1,185	1,243
Caterpillar Inc.	4.300%	5/15/44	745	777
General Dynamics Corp.	3.875%	7/15/21	355	385
General Electric Capital Corp.	4.625%	1/7/21	321	363
General Electric Capital Corp.	5.300%	2/11/21	228	264
General Electric Capital Corp.	3.150%	9/7/22	967	1,034
General Electric Capital Corp.	3.100%	1/9/23	360	382
General Electric Capital Corp.	6.750%	3/15/32	135	184
General Electric Capital Corp.	6.150%	8/7/37	633	851
General Electric Capital Corp.	5.875%	1/14/38	443	574

General Electric Capital Corp.	6.875%	1/10/39	187	270
General Electric Co.	2.700%	10/9/22	210	219
General Electric Co.	4.125%	10/9/42	320	336
General Electric Co.	4.500%	3/11/44	1,050	1,174
Honeywell International Inc.	4.250%	3/1/21	1,002	1,121
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,398
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,488
John Deere Capital Corp.	1.700%	1/15/20	520	519
Lockheed Martin Corp.	2.900%	3/1/25	610	620
Lockheed Martin Corp.	4.500%	5/15/36	211	227
Lockheed Martin Corp.	4.700%	5/15/46	520	581
Parker-Hannifin Corp.	4.450%	11/21/44	450	492
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,281
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	832
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	866
United Technologies Corp.	3.100%	6/1/22	535	566
United Technologies Corp.	7.500%	9/15/29	770	1,085
United Technologies Corp.	6.050%	6/1/36	675	849
United Technologies Corp.	4.500%	6/1/42	325	352

Communication (2.0%)
21st Century Fox America Inc.	4.500%	2/15/21	375	414
21st Century Fox America Inc.	3.000%	9/15/22	245	253
America Movil SAB de CV	3.125%	7/16/22	1,880	1,926
America Movil SAB de CV	4.375%	7/16/42	530	514
American Tower Corp.	3.450%	9/15/21	1,125	1,146
AT&T Inc.	1.400%	12/1/17	1,090	1,091
AT&T Inc.	1.750%	1/15/18	810	813
AT&T Inc.	5.600%	5/15/18	1,000	1,083
AT&T Inc.	2.300%	3/11/19	295	301
AT&T Inc.	5.200%	3/15/20	255	283
AT&T Inc.	4.600%	2/15/21	100	110
AT&T Inc.	6.450%	6/15/34	845	961
CBS Corp.	4.300%	2/15/21	675	724
Comcast Corp.	3.600%	3/1/24	550	596
Comcast Corp.	4.250%	1/15/33	1,032	1,094
Comcast Corp.	4.200%	8/15/34	620	655
Comcast Corp.	5.650%	6/15/35	110	136
Comcast Corp.	4.400%	8/15/35	700	759
Comcast Corp.	6.500%	11/15/35	115	155
Comcast Corp.	6.400%	5/15/38	120	160
Comcast Corp.	4.650%	7/15/42	1,290	1,412
Comcast Corp.	4.500%	1/15/43	500	536
Comcast Corp.	4.750%	3/1/44	525	592
Comcast Corp.	4.600%	8/15/45	845	935
4 Cox Communications Inc.	4.800%	2/1/35	1,540	1,350
4 Deutsche Telekom International Finance
BV	4.875%	3/6/42	705	795
Discovery Communications LLC	5.625%	8/15/19	80	87
Discovery Communications LLC	5.050%	6/1/20	420	449
Grupo Televisa SAB	6.625%	1/15/40	630	694
Grupo Televisa SAB	6.125%	1/31/46	410	438
4 GTP Acquisition Partners I LLC	2.350%	6/15/20	580	567
4 NBCUniversal Enterprise Inc.	1.662%	4/15/18	1,920	1,937
4 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,568
NBCUniversal Media LLC	4.375%	4/1/21	600	672
NBCUniversal Media LLC	2.875%	1/15/23	240	249
Omnicom Group Inc.	3.600%	4/15/26	660	676

Orange SA	4.125%	9/14/21	1,740	1,902
Orange SA	9.000%	3/1/31	360	549
4 SBA Tower Trust	2.933%	12/15/17	840	837
4 Sky plc	2.625%	9/16/19	975	985
4 Sky plc	3.750%	9/16/24	1,435	1,484
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,074
Time Warner Cable Inc.	8.750%	2/14/19	25	29
Time Warner Cable Inc.	8.250%	4/1/19	364	424
Time Warner Entertainment Co. LP	8.375%	3/15/23	95	121
Time Warner Inc.	4.875%	3/15/20	700	768
Time Warner Inc.	4.750%	3/29/21	350	388
Time Warner Inc.	6.500%	11/15/36	620	719
Verizon Communications Inc.	4.500%	9/15/20	1,280	1,414
Verizon Communications Inc.	3.450%	3/15/21	485	514
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,105
Verizon Communications Inc.	6.400%	9/15/33	2,230	2,744
Verizon Communications Inc.	5.850%	9/15/35	475	552
Verizon Communications Inc.	6.900%	4/15/38	290	369
Verizon Communications Inc.	4.750%	11/1/41	290	299
Verizon Communications Inc.	6.550%	9/15/43	710	933
Verizon Communications Inc.	4.862%	8/21/46	2,201	2,322
Walt Disney Co.	4.125%	6/1/44	560	600

Consumer Cyclical (1.7%)
Amazon.com Inc.	2.500%	11/29/22	885	903
Amazon.com Inc.	4.800%	12/5/34	995	1,113
Amazon.com Inc.	4.950%	12/5/44	645	738
4 American Honda Finance Corp.	1.500%	9/11/17	490	492
4 American Honda Finance Corp.	1.600%	2/16/18	810	815
American Honda Finance Corp.	2.125%	10/10/18	1,110	1,130
AutoZone Inc.	3.700%	4/15/22	1,371	1,433
AutoZone Inc.	3.125%	7/15/23	600	606
CVS Health Corp.	5.750%	6/1/17	176	185
CVS Health Corp.	2.750%	12/1/22	965	993
CVS Health Corp.	4.875%	7/20/35	1,135	1,266
CVS Health Corp.	5.125%	7/20/45	1,310	1,518
4 Daimler Finance North America LLC	2.375%	8/1/18	900	915
4 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,598
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,531
eBay Inc.	1.350%	7/15/17	325	325
Ford Motor Credit Co. LLC	2.375%	3/12/19	1,700	1,708
Ford Motor Credit Co. LLC	3.157%	8/4/20	975	995
Home Depot Inc.	2.250%	9/10/18	975	1,005
Home Depot Inc.	2.700%	4/1/23	720	747
Home Depot Inc.	4.400%	3/15/45	780	867
Lowe's Cos. Inc.	6.875%	2/15/28	710	943
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,337
McDonald's Corp.	2.625%	1/15/22	195	202
McDonald's Corp.	3.250%	6/10/24	140	145
4 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,192
4 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,101
4 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	595
PACCAR Financial Corp.	1.600%	3/15/17	1,002	1,010
Target Corp.	2.900%	1/15/22	825	873
Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,210
Toyota Motor Credit Corp.	1.250%	10/5/17	900	902
4 Volkswagen Group of America Finance
LLC	2.450%	11/20/19	440	437

	Wal-Mart Stores Inc.	3.250%	10/25/20	742	804
	Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,122
	Wal-Mart Stores Inc.	2.550%	4/11/23	1,250	1,283
	Wal-Mart Stores Inc.	5.625%	4/15/41	2,790	3,596
	Wal-Mart Stores Inc.	4.300%	4/22/44	525	586

	Consumer Noncyclical (4.1%)
	AbbVie Inc.	1.750%	11/6/17	775	779
	Actavis Funding SCS	3.000%	3/12/20	475	488
	Actavis Funding SCS	3.450%	3/15/22	840	869
	Actavis Funding SCS	4.850%	6/15/44	450	478
	Altria Group Inc.	4.750%	5/5/21	590	669
	Altria Group Inc.	2.850%	8/9/22	455	472
	Altria Group Inc.	4.500%	5/2/43	385	414
	AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,386
	Amgen Inc.	3.875%	11/15/21	835	906
	Amgen Inc.	5.150%	11/15/41	945	1,042
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,000	2,077
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	1,805	1,896
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,140	4,480
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,640	2,957
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	4,615	4,652
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	493
	AstraZeneca plc	1.950%	9/18/19	390	393
	AstraZeneca plc	2.375%	11/16/20	1,180	1,203
	AstraZeneca plc	6.450%	9/15/37	615	813
	AstraZeneca plc	4.375%	11/16/45	800	852
[1,4,5]	Avery Point IV CLO Ltd.	2.139%	4/25/26	1,190	1,187
4	BAT International Finance plc	2.750%	6/15/20	550	566
4	BAT International Finance plc	3.250%	6/7/22	1,480	1,554
4	BAT International Finance plc	3.500%	6/15/22	235	250
4	Bayer US Finance LLC	2.375%	10/8/19	200	205
4	Bayer US Finance LLC	3.000%	10/8/21	1,980	2,071
4	Bayer US Finance LLC	3.375%	10/8/24	295	311
	Biogen Inc.	2.900%	9/15/20	550	566
	Bristol-Myers Squibb Co.	3.250%	11/1/23	990	1,058
	Cardinal Health Inc.	1.700%	3/15/18	75	75
	Cardinal Health Inc.	2.400%	11/15/19	625	636
	Cardinal Health Inc.	3.200%	3/15/23	1,065	1,091
	Cardinal Health Inc.	3.500%	11/15/24	580	604
	Cardinal Health Inc.	4.500%	11/15/44	665	677
4	Cargill Inc.	4.307%	5/14/21	2,092	2,295
4	Cargill Inc.	6.875%	5/1/28	645	827
4	Cargill Inc.	4.760%	11/23/45	1,560	1,696
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	55
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	260
1	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	461	454
	Celgene Corp.	2.250%	5/15/19	160	162
	Celgene Corp.	3.550%	8/15/22	475	498
	Coca-Cola Co.	3.300%	9/1/21	300	324
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	528
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	768	779
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	878
	Colgate-Palmolive Co.	7.600%	5/19/25	480	650
	Diageo Capital plc	2.625%	4/29/23	1,230	1,249
	Diageo Investment Corp.	2.875%	5/11/22	525	545
	Dignity Health California GO	2.637%	11/1/19	140	143
	Dignity Health California GO	3.812%	11/1/24	300	317

Eli Lilly & Co.	3.700%	3/1/45	635	645
4 EMD Finance LLC	2.950%	3/19/22	605	618
4 EMD Finance LLC	3.250%	3/19/25	1,200	1,197
Express Scripts Holding Co.	2.250%	6/15/19	575	579
4 Forest Laboratories Inc.	4.875%	2/15/21	575	631
Gilead Sciences Inc.	2.550%	9/1/20	615	633
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,084
Gilead Sciences Inc.	3.500%	2/1/25	560	591
Gilead Sciences Inc.	4.500%	2/1/45	695	734
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	397
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,370
4 Grupo Bimbo SAB de CV	3.875%	6/27/24	360	363
4 Imperial Tobacco Finance plc	3.750%	7/21/22	530	553
4 Japan Tobacco Inc.	2.100%	7/23/18	545	550
Johnson & Johnson	5.150%	7/15/18	500	547
Kaiser Foundation Hospitals	3.500%	4/1/22	560	585
Kaiser Foundation Hospitals	4.875%	4/1/42	365	411
Kraft Foods Group Inc.	2.250%	6/5/17	295	298
4 Kraft Heinz Foods Co.	5.000%	7/15/35	230	254
Kroger Co.	3.300%	1/15/21	1,570	1,658
Kroger Co.	3.850%	8/1/23	270	291
Kroger Co.	4.000%	2/1/24	540	584
McKesson Corp.	2.700%	12/15/22	195	194
McKesson Corp.	2.850%	3/15/23	190	189
McKesson Corp.	3.796%	3/15/24	305	319
Medtronic Inc.	1.375%	4/1/18	225	226
Medtronic Inc.	2.500%	3/15/20	935	969
Medtronic Inc.	3.150%	3/15/22	1,290	1,365
Medtronic Inc.	3.625%	3/15/24	270	289
Medtronic Inc.	3.500%	3/15/25	2,196	2,340
Medtronic Inc.	4.375%	3/15/35	265	287
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	405	413
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	275	276
Merck & Co. Inc.	2.350%	2/10/22	790	804
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,224
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,240
Merck & Co. Inc.	4.150%	5/18/43	760	828
Molson Coors Brewing Co.	3.500%	5/1/22	690	710
Molson Coors Brewing Co.	5.000%	5/1/42	160	168
New York & Presbyterian Hospital	4.024%	8/1/45	735	738
Novartis Capital Corp.	3.400%	5/6/24	415	445
Novartis Capital Corp.	4.400%	5/6/44	640	732
Partners Healthcare System
Massachusetts GO	3.443%	7/1/21	50	53
PepsiCo Inc.	3.125%	11/1/20	330	350
PepsiCo Inc.	2.750%	3/5/22	670	702
PepsiCo Inc.	4.000%	3/5/42	845	868
Pfizer Inc.	6.200%	3/15/19	1,400	1,592
Pfizer Inc.	3.000%	6/15/23	755	797
Philip Morris International Inc.	4.500%	3/26/20	250	277
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,138
Philip Morris International Inc.	2.500%	8/22/22	575	591
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,179
1 Procter & Gamble - Esop	9.360%	1/1/21	996	1,196
4 Roche Holdings Inc.	6.000%	3/1/19	181	205
4 Roche Holdings Inc.	2.875%	9/29/21	850	891
4 SABMiller Holdings Inc.	2.450%	1/15/17	400	404

4 SABMiller Holdings Inc.	3.750%	1/15/22	400	425
Sanofi	4.000%	3/29/21	1,130	1,243
The Pepsi Bottling Group Inc.	7.000%	3/1/29	500	695
Thermo Fisher Scientific Inc.	1.850%	1/15/18	530	531
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,137

Energy (1.9%)
4 BG Energy Capital plc	4.000%	10/15/21	980	996
BP Capital Markets plc	1.846%	5/5/17	650	652
BP Capital Markets plc	4.750%	3/10/19	795	858
BP Capital Markets plc	2.315%	2/13/20	160	162
BP Capital Markets plc	4.500%	10/1/20	400	438
BP Capital Markets plc	3.062%	3/17/22	1,100	1,117
BP Capital Markets plc	3.245%	5/6/22	650	666
BP Capital Markets plc	2.500%	11/6/22	500	491
BP Capital Markets plc	3.994%	9/26/23	420	443
BP Capital Markets plc	3.814%	2/10/24	650	676
BP Capital Markets plc	3.506%	3/17/25	1,280	1,299
Chevron Corp.	3.191%	6/24/23	1,235	1,274
ConocoPhillips	5.200%	5/15/18	1,500	1,584
ConocoPhillips	5.750%	2/1/19	200	217
ConocoPhillips	6.000%	1/15/20	95	106
ConocoPhillips Co.	2.875%	11/15/21	686	673
ConocoPhillips Co.	3.350%	11/15/24	1,040	994
ConocoPhillips Co.	3.350%	5/15/25	245	235
ConocoPhillips Co.	4.300%	11/15/44	1,570	1,350
Devon Energy Corp.	3.250%	5/15/22	495	418
Devon Energy Corp.	5.850%	12/15/25	775	745
Devon Energy Corp.	5.600%	7/15/41	270	213
Devon Energy Corp.	5.000%	6/15/45	565	425
Dominion Gas Holdings LLC	3.550%	11/1/23	470	477
Encana Corp.	6.500%	5/15/19	810	808
EOG Resources Inc.	5.625%	6/1/19	425	464
EOG Resources Inc.	2.625%	3/15/23	1,050	995
Exxon Mobil Corp.	2.222%	3/1/21	380	387
Exxon Mobil Corp.	2.726%	3/1/23	320	325
Exxon Mobil Corp.	3.043%	3/1/26	225	230
Exxon Mobil Corp.	4.114%	3/1/46	320	337
Halliburton Co.	2.700%	11/15/20	361	366
Halliburton Co.	3.375%	11/15/22	635	648
Halliburton Co.	3.500%	8/1/23	1,980	1,995
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,210
Occidental Petroleum Corp.	2.700%	2/15/23	250	246
Occidental Petroleum Corp.	3.400%	4/15/26	790	797
Occidental Petroleum Corp.	4.400%	4/15/46	625	627
Phillips 66	4.875%	11/15/44	280	281
4 Schlumberger Holdings Corp.	3.000%	12/21/20	800	810
4 Schlumberger Investment SA	2.400%	8/1/22	630	610
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,163
Shell International Finance BV	4.375%	3/25/20	800	870
Shell International Finance BV	2.250%	11/10/20	1,600	1,621
Shell International Finance BV	4.125%	5/11/35	1,200	1,233
Shell International Finance BV	5.500%	3/25/40	345	391
Shell International Finance BV	4.375%	5/11/45	2,150	2,158
Suncor Energy Inc.	6.100%	6/1/18	120	128
Suncor Energy Inc.	3.600%	12/1/24	625	617
Suncor Energy Inc.	5.950%	12/1/34	500	516
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,206

Total Capital International SA	1.550%	6/28/17	1,365	1,368
Total Capital International SA	2.700%	1/25/23	885	882
Total Capital International SA	3.750%	4/10/24	1,400	1,469
Total Capital SA	2.125%	8/10/18	850	864
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,265
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,326

Other Industrial (0.1%)
4 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	310
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	730

Technology (0.6%)
Apple Inc.	2.850%	5/6/21	1,100	1,154
Apple Inc.	3.450%	5/6/24	1,000	1,065
Apple Inc.	3.850%	5/4/43	430	418
Apple Inc.	4.450%	5/6/44	120	127
Cisco Systems Inc.	4.450%	1/15/20	605	671
Cisco Systems Inc.	2.900%	3/4/21	320	337
EMC Corp.	1.875%	6/1/18	1,481	1,449
International Business Machines Corp.	3.375%	8/1/23	1,750	1,858
International Business Machines Corp.	5.875%	11/29/32	1,250	1,585
Microsoft Corp.	2.375%	2/12/22	635	653
Microsoft Corp.	3.625%	12/15/23	500	548
Microsoft Corp.	2.700%	2/12/25	760	775
Microsoft Corp.	3.125%	11/3/25	845	886
Microsoft Corp.	3.500%	2/12/35	605	589
Microsoft Corp.	4.450%	11/3/45	380	418
Oracle Corp.	2.800%	7/8/21	375	393
Oracle Corp.	2.500%	5/15/22	1,210	1,234
Oracle Corp.	2.950%	5/15/25	355	363

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	584
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,782
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	743	821
4 ERAC USA Finance LLC	2.750%	3/15/17	205	208
4 ERAC USA Finance LLC	2.350%	10/15/19	610	611
4 ERAC USA Finance LLC	4.500%	8/16/21	325	353
4 ERAC USA Finance LLC	3.300%	10/15/22	40	41
4 ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,476
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	908	1,019
FedEx Corp.	2.700%	4/15/23	255	255
FedEx Corp.	4.900%	1/15/34	230	249
FedEx Corp.	3.875%	8/1/42	120	112
FedEx Corp.	4.100%	4/15/43	500	476
FedEx Corp.	5.100%	1/15/44	340	378
FedEx Corp.	4.550%	4/1/46	415	426
4 Kansas City Southern	4.950%	8/15/45	1,040	1,063
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,604
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,549
1 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	382	426
United Parcel Service Inc.	2.450%	10/1/22	425	442
United Parcel Service Inc.	4.875%	11/15/40	460	550
				286,395

Utilities (2.1%)
Electric (1.9%)
Alabama Power Co.	5.550%	2/1/17	585	608
Alabama Power Co.	3.750%	3/1/45	630	618
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,236
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,235
Commonwealth Edison Co.	5.950%	8/15/16	770	784
Commonwealth Edison Co.	4.350%	11/15/45	220	241
Connecticut Light & Power Co.	5.650%	5/1/18	465	506
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	714
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	914
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,066
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,365	1,478
Delmarva Power & Light Co.	3.500%	11/15/23	305	324
Dominion Resources Inc.	5.200%	8/15/19	750	822
Dominion Resources Inc.	3.625%	12/1/24	1,515	1,538
Duke Energy Carolinas LLC	5.250%	1/15/18	275	294
Duke Energy Carolinas LLC	5.100%	4/15/18	590	636
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,194
Duke Energy Corp.	4.800%	12/15/45	1,200	1,277
Duke Energy Florida LLC	6.350%	9/15/37	200	268
Duke Energy Progress LLC	6.300%	4/1/38	365	496
Duke Energy Progress LLC	4.200%	8/15/45	845	900
Eversource Energy	4.500%	11/15/19	90	97
Eversource Energy	3.150%	1/15/25	110	110
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,235
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,172
Florida Power & Light Co.	5.950%	2/1/38	785	1,031
Georgia Power Co.	5.400%	6/1/18	1,165	1,258
Georgia Power Co.	4.300%	3/15/42	755	776
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,609
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,050
Northern States Power Co.	6.250%	6/1/36	2,000	2,655
Pacific Gas & Electric Co.	4.250%	5/15/21	300	329
Pacific Gas & Electric Co.	3.850%	11/15/23	450	485
Pacific Gas & Electric Co.	3.750%	2/15/24	305	326
Pacific Gas & Electric Co.	5.125%	11/15/43	285	333
PacifiCorp	6.250%	10/15/37	2,000	2,624
Peco Energy Co.	5.350%	3/1/18	565	606
Potomac Electric Power Co.	6.500%	11/15/37	750	1,013
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,059
San Diego Gas & Electric Co.	6.000%	6/1/26	600	761
Sierra Pacific Power Co.	3.375%	8/15/23	850	894
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,241
South Carolina Electric & Gas Co.	5.100%	6/1/65	605	684
Southern California Edison Co.	2.400%	2/1/22	170	172
Southern California Edison Co.	6.000%	1/15/34	1,000	1,282
Southern California Edison Co.	5.550%	1/15/37	2,250	2,767
Southern California Edison Co.	3.600%	2/1/45	141	138
Southern Co.	2.450%	9/1/18	225	229
Virginia Electric & Power Co.	2.750%	3/15/23	690	694
Wisconsin Electric Power Co.	5.700%	12/1/36	690	873

Natural Gas (0.1%)
AGL Capital Corp.	6.375%	7/15/16	775	786

	NiSource Finance Corp.	4.800%	2/15/44	1,355	1,459

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	1,170	1,190
					49,087
Total Corporate Bonds (Cost $508,273)					538,523
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
4	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	595	608
4	CDP Financial Inc.	4.400%	11/25/19	1,000	1,103
4	Electricite de France SA	4.600%	1/27/20	1,200	1,304
4	Electricite de France SA	4.875%	1/22/44	50	50
4	Electricite de France SA	4.950%	10/13/45	400	413
1,4	Electricite de France SA	5.250%	1/29/49	235	215
1,4	Electricite de France SA	5.625%	12/29/49	1,400	1,281
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,589
	Korea Development Bank	2.875%	8/22/18	505	519
	Korea Development Bank	2.500%	3/11/20	2,000	2,044
4	Petroleos Mexicanos	5.500%	2/4/19	330	345
	Quebec	5.125%	11/14/16	1,000	1,025
4	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	1,615	1,622
4	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	1,615	1,601
4	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,335
	Statoil ASA	2.250%	11/8/19	580	589
	Statoil ASA	2.900%	11/8/20	1,410	1,449
	Statoil ASA	2.750%	11/10/21	850	860
	Statoil ASA	2.450%	1/17/23	382	371
	Statoil ASA	2.650%	1/15/24	360	350
	Statoil ASA	3.700%	3/1/24	640	667
	Statoil ASA	3.250%	11/10/24	795	807
4	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,139
	United Mexican States	3.500%	1/21/21	342	353
	United Mexican States	3.600%	1/30/25	305	310
Total Sovereign Bonds (Cost $21,959)					22,949
Taxable Municipal Bonds (1.8%)
	Atlanta GA Downtown Development
	Authority Revenue	6.875%	2/1/21	300	339
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	1,000	1,416
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	715	1,051
	California GO	5.700%	11/1/21	265	317
	California GO	7.550%	4/1/39	1,170	1,787
	California GO	7.300%	10/1/39	300	439
	California GO	7.625%	3/1/40	90	138
	California GO	7.600%	11/1/40	920	1,425
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	261
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	602
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	425	560

Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	385	460
Chicago Transit Authority	6.899%	12/1/40	695	831
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,037
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	1,141	1,412
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,015	1,273
Houston TX GO	6.290%	3/1/32	570	710
Illinois GO	5.100%	6/1/33	1,600	1,499
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	979
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,371
Los Angeles CA Community College
District GO	6.750%	8/1/49	405	606
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,767
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	709
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,265
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	614
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	871
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue	5.790%	6/15/41	115	128
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue	5.882%	6/15/44	80	109
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	150	209
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	497
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	592
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,254
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	864
Oregon GO	5.902%	8/1/38	490	639
6 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,387
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	413
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	333
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,358
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	640	709
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	2,000	2,000
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	408
University of California	3.931%	5/15/45	570	580
University of California Regents General
Revenue	4.601%	5/15/31	590	659
University of California Regents Medical
Center Revenue	6.548%	5/15/48	295	401

University of California Regents Medical
Center Revenue	6.583%	5/15/49	900	1,224
University of California Revenue	5.770%	5/15/43	1,010	1,297
University of California Revenue	4.765%	5/15/44	145	151
Total Taxable Municipal Bonds (Cost $35,847)				41,951
Temporary Cash Investment (0.4%)
Repurchase Agreement (0.4%)
RBS Securities, Inc.
(Dated 3/31/16, Repurchase Value
$10,600,000 collateralized by U.S. Treasury
Note/Bond, 1.375%, 9/30/20, with a value of
$10,813,000) (Cost $10,600)	0.290%	4/1/16	10,600	10,600
Total Investments (99.5%) (Cost $1,957,051)				2,323,208
Other Assets and Liabilities-Net (0.5%)[7]				12,221
Net Assets (100%)				2,335,429

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2016.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate value of these securities was $118,161,000, representing 5.1% of net assets.
5 Adjustable-rate security.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Cash of $306,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,445,612	92,593	—
U.S. Government and Agency Obligations	—	134,652	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	36,328	—
Corporate Bonds	—	538,523	—
Sovereign Bonds	—	22,949	—
Taxable Municipal Bonds	—	41,951	—
Temporary Cash Investments	—	10,600	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(94)	—	—
Total	1,445,533	877,596	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2016	(174)	(22,688)	(150)
5-Year U.S. Treasury Note	June 2016	(131)	(15,872)	(110)
Ultra Long U.S. Treasury Bond	June 2016	14	2,415	(19)
				(279)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At March 31, 2016, the cost of investment securities for tax purposes was $1,958,100,000. Net unrealized appreciation of investment securities for tax purposes was $365,108,000, consisting of unrealized gains of $410,189,000 on securities that had risen in value since their purchase and $45,081,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (94.4%)
Consumer Discretionary (8.0%)
L Brands Inc.	187,500	16,464
TJX Cos. Inc.	133,000	10,421
Ross Stores Inc.	175,100	10,138
Walt Disney Co.	86,700	8,610
Sony Corp. ADR	324,900	8,357
Carnival Corp.	140,800	7,430
* Amazon.com Inc.	3,500	2,078
* Bed Bath & Beyond Inc.	41,700	2,070
Royal Caribbean Cruises Ltd.	23,300	1,914
Whirlpool Corp.	6,600	1,190
Time Warner Cable Inc.	4,700	962
VF Corp.	13,500	874
		70,508
Consumer Staples (0.6%)
CVS Health Corp.	41,300	4,284
Tyson Foods Inc. Class A	16,100	1,073
		5,357
Energy (1.4%)
Schlumberger Ltd.	58,500	4,314
EOG Resources Inc.	41,700	3,027
^ Transocean Ltd.	193,600	1,769
Noble Energy Inc.	48,800	1,533
Exxon Mobil Corp.	11,200	936
National Oilwell Varco Inc.	10,800	336
		11,915
Financials (6.4%)
Charles Schwab Corp.	488,600	13,691
Marsh & McLennan Cos. Inc.	211,900	12,881
JPMorgan Chase & Co.	173,800	10,293
Wells Fargo & Co.	212,600	10,281
Progressive Corp.	120,700	4,241
US Bancorp	53,400	2,168
CME Group Inc.	15,100	1,450
Discover Financial Services	21,400	1,090
American Express Co.	7,800	479
Chubb Ltd.	823	98
		56,672
Health Care (24.0%)
* Biogen Inc.	156,200	40,662
Eli Lilly & Co.	561,500	40,433
Amgen Inc.	267,971	40,177
Roche Holding AG	109,900	26,985
Novartis AG ADR	246,250	17,838
Medtronic plc	171,900	12,892
* Boston Scientific Corp.	544,502	10,242
Thermo Fisher Scientific Inc.	49,700	7,037
Abbott Laboratories	123,300	5,158

Johnson & Johnson	41,300	4,469
AstraZeneca plc ADR	60,500	1,704
Sanofi ADR	36,800	1,478
GlaxoSmithKline plc ADR	25,100	1,018
AbbVie Inc.	14,000	800
		210,893
Industrials (16.4%)
FedEx Corp.	188,700	30,705
Southwest Airlines Co.	661,750	29,646
Airbus Group SE	213,300	14,133
Alaska Air Group Inc.	132,700	10,884
Honeywell International Inc.	69,600	7,799
* United Continental Holdings Inc.	107,200	6,417
American Airlines Group Inc.	152,900	6,271
Caterpillar Inc.	78,900	6,039
Union Pacific Corp.	71,100	5,656
United Parcel Service Inc. Class B	43,550	4,593
Deere & Co.	59,500	4,581
Delta Air Lines Inc.	90,100	4,386
Boeing Co.	23,200	2,945
United Technologies Corp.	20,400	2,042
CH Robinson Worldwide Inc.	21,700	1,611
Pentair plc	28,300	1,536
Safran SA	18,900	1,319
CSX Corp.	42,500	1,094
Rockwell Automation Inc.	8,000	910
Expeditors International of Washington Inc.	14,100	688
* Hertz Global Holdings Inc.	38,400	404
		143,659
Information Technology (34.9%)
Microsoft Corp.	766,700	42,345
Texas Instruments Inc.	686,500	39,419
* Adobe Systems Inc.	420,000	39,396
* Alphabet Inc. Class A	27,500	20,980
* Alphabet Inc. Class C	27,570	20,538
* Alibaba Group Holding Ltd. ADR	159,600	12,613
Intel Corp.	355,000	11,484
Intuit Inc.	95,500	9,933
Hewlett Packard Enterprise Co.	536,250	9,508
QUALCOMM Inc.	182,000	9,307
EMC Corp.	340,700	9,080
NVIDIA Corp.	251,750	8,970
Cisco Systems Inc.	291,400	8,296
KLA-Tencor Corp.	110,100	8,016
HP Inc.	618,550	7,621
Telefonaktiebolaget LM Ericsson ADR	717,500	7,196
NetApp Inc.	255,400	6,970
Oracle Corp.	141,300	5,781
* Micron Technology Inc.	533,500	5,586
Activision Blizzard Inc.	116,000	3,925
SanDisk Corp.	42,700	3,249
Plantronics Inc.	71,650	2,808
Visa Inc. Class A	35,400	2,707
Analog Devices Inc.	42,400	2,510
Corning Inc.	98,350	2,055
* BlackBerry Ltd.	195,800	1,584

* PayPal Holdings Inc.		31,700	1,224
Apple Inc.		9,500	1,035
MasterCard Inc. Class A		9,800	926
* eBay Inc.		31,700	756
* Entegris Inc.		46,900	639
			306,457
Materials (1.6%)
Monsanto Co.		121,300	10,643
Praxair Inc.		17,400	1,991
Potash Corp. of Saskatchewan Inc.		104,700	1,782
			14,416
Telecommunication Services (1.1%)
AT&T Inc.		238,608	9,346

Total Common Stocks (Cost $581,935)			829,223
	Coupon
Temporary Cash Investment (5.7%)
Money Market Fund (5.7%)
[1,2] Vanguard Market Liquidity Fund (Cost
$49,789)	0.495%	49,789,260	49,789

Total Investments (100.1%) (Cost $631,724)			879,012
Other Asset and Liabilities-Net (-0.1%)[2]			(1,131)
Net Assets (100%)			877,881

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $675,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $739,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard Capital Growth Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	786,786	42,437	—
Temporary Cash Investments	49,789	—	—
Total	836,575	42,437	—

D. At March 31, 2016, the cost of investment securities for tax purposes was $631,724,000. Net unrealized appreciation of investment securities for tax purposes was $247,288,000, consisting of unrealized gains of $273,254,000 on securities that had risen in value since their purchase and $25,966,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)
Consumer Discretionary (5.8%)
Johnson Controls Inc.	843,500	32,871
Ford Motor Co.	2,004,300	27,058
		59,929
Consumer Staples (9.0%)
Philip Morris International Inc.	403,900	39,626
* Imperial Brands plc ADR	289,700	32,171
Altria Group Inc.	349,900	21,925
		93,722
Energy (12.9%)
Occidental Petroleum Corp.	425,000	29,083
Phillips 66	308,072	26,676
ConocoPhillips	616,044	24,808
Marathon Petroleum Corp.	646,100	24,022
BP plc ADR	619,600	18,700
Chevron Corp.	114,900	10,961
California Resources Corp.	39,787	41
		134,291
Financials (21.6%)
Wells Fargo & Co.	787,000	38,059
JPMorgan Chase & Co.	619,550	36,690
PNC Financial Services Group Inc.	411,172	34,773
American Express Co.	409,500	25,143
Bank of America Corp.	1,631,446	22,057
Capital One Financial Corp.	292,700	20,287
Citigroup Inc.	458,030	19,123
State Street Corp.	303,900	17,784
Navient Corp.	589,100	7,052
* SLM Corp.	589,000	3,746
		224,714
Health Care (19.4%)
Medtronic plc	518,300	38,872
Pfizer Inc.	1,077,014	31,923
Johnson & Johnson	284,100	30,740
Merck & Co. Inc.	532,500	28,174
Anthem Inc.	197,200	27,409
Sanofi ADR	618,700	24,847
* Express Scripts Holding Co.	295,700	20,312
		202,277
Industrials (8.7%)
United Technologies Corp.	335,600	33,594
Honeywell International Inc.	244,500	27,396
General Dynamics Corp.	149,200	19,600
Raytheon Co.	77,500	9,504
		90,094
Information Technology (9.1%)
Microsoft Corp.	562,100	31,045
Oracle Corp.	665,800	27,238

QUALCOMM Inc.		466,100	23,836
Intel Corp.		391,000	12,649
			94,768
Materials (3.3%)
Air Products & Chemicals Inc.		236,700	34,097

Telecommunication Services (4.3%)
Verizon Communications Inc.		614,060	33,208
AT&T Inc.		296,927	11,631
			44,839
Utilities (3.5%)
CenterPoint Energy Inc.		1,007,500	21,077
Entergy Corp.		200,000	15,856
			36,933
Total Common Stocks (Cost $924,252)			1,015,664

	Coupon
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
1 Vanguard Market Liquidity Fund
(Cost $28,597)	0.495%	28,597,292	28,597
Total Investments (100.4%) (Cost $952,849)			1,044,261
Other Asset and Liabilities-Net (-0.4%)			(3,975)
Net Assets (100%)			1,040,286

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2016, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Diversified Value Portfolio

C. At March 31, 2016, the cost of investment securities for tax purposes was $952,849,000. Net unrealized appreciation of investment securities for tax purposes was $91,412,000, consisting of unrealized gains of $196,105,000 on securities that had risen in value since their purchase and $104,693,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)[1]
Consumer Discretionary (5.5%)
Home Depot Inc.	128,600	17,159
McDonald's Corp.	91,803	11,538
Thomson Reuters Corp.	125,800	5,092
Target Corp.	41,897	3,447
General Motors Co.	87,638	2,755
Carnival Corp.	50,029	2,640
Ford Motor Co.	167,325	2,259
Omnicom Group Inc.	25,086	2,088
Darden Restaurants Inc.	30,932	2,051
Leggett & Platt Inc.	39,100	1,892
American Eagle Outfitters Inc.	76,572	1,276
Abercrombie & Fitch Co.	35,754	1,128
Cracker Barrel Old Country Store Inc.	2,700	412
Time Warner Cable Inc.	1,200	246
VF Corp.	3,700	240
		54,223
Consumer Staples (11.4%)
Coca-Cola Co.	353,324	16,391
Kraft Heinz Co.	169,676	13,330
Philip Morris International Inc.	135,698	13,313
Procter & Gamble Co.	129,387	10,650
British American Tobacco plc	166,708	9,749
Altria Group Inc.	118,917	7,451
Wal-Mart Stores Inc.	107,334	7,351
PepsiCo Inc.	59,800	6,128
Diageo plc ADR	43,400	4,682
Kimberly-Clark Corp.	21,752	2,926
General Mills Inc.	42,086	2,666
ConAgra Foods Inc.	54,069	2,413
Clorox Co.	17,845	2,250
Coca-Cola Enterprises Inc.	40,435	2,052
Campbell Soup Co.	28,302	1,805
Sysco Corp.	38,538	1,801
Ingredion Inc.	16,824	1,797
Universal Corp.	29,400	1,670
^ Cal-Maine Foods Inc.	32,100	1,666
Dr Pepper Snapple Group Inc.	15,091	1,349
^ Nu Skin Enterprises Inc. Class A	28,219	1,079
		112,519
Energy (10.8%)
Exxon Mobil Corp.	295,423	24,694
Chevron Corp.	206,392	19,690
Suncor Energy Inc.	469,500	13,057
Occidental Petroleum Corp.	145,976	9,989
Phillips 66	100,956	8,742
Enbridge Inc.	144,500	5,622
Canadian Natural Resources Ltd.	190,200	5,135
Valero Energy Corp.	45,546	2,921

^ TransCanada Corp.	73,700	2,898
^ Nordic American Tankers Ltd.	132,496	1,867
Ensco plc Class A	161,802	1,678
^ Ship Finance International Ltd.	117,161	1,627
TransCanada Corp. Subscription Receipts	44,300	1,561
Noble Corp. plc	149,306	1,545
Scorpio Tankers Inc.	186,376	1,087
CVR Energy Inc.	32,900	859
Western Refining Inc.	28,992	843
HollyFrontier Corp.	23,639	835
PBF Energy Inc. Class A	21,635	718
Cosan Ltd.	55,902	275
Teekay Corp.	21,838	189
ConocoPhillips	4,167	168
		106,000
Financials (14.7%)
Wells Fargo & Co.	607,170	29,363
JPMorgan Chase & Co.	463,700	27,460
Marsh & McLennan Cos. Inc.	265,900	16,164
PNC Financial Services Group Inc.	124,504	10,529
BlackRock Inc.	29,600	10,081
Chubb Ltd.	79,279	9,446
MetLife Inc.	147,600	6,486
M&T Bank Corp.	51,400	5,705
US Bancorp	115,700	4,696
Prudential Financial Inc.	43,093	3,112
Travelers Cos. Inc.	22,727	2,653
Principal Financial Group Inc.	67,000	2,643
Aflac Inc.	41,770	2,637
Fifth Third Bancorp	137,663	2,298
Regions Financial Corp.	257,519	2,022
Navient Corp.	166,105	1,988
Lazard Ltd. Class A	50,609	1,964
Maiden Holdings Ltd.	119,247	1,543
SunTrust Banks Inc.	19,066	688
CME Group Inc.	6,089	585
Old National Bancorp	47,000	573
Ameriprise Financial Inc.	6,043	568
Washington Federal Inc.	20,500	464
BGC Partners Inc. Class A	50,159	454
Oritani Financial Corp.	16,470	280
Flushing Financial Corp.	10,682	231
BBCN Bancorp Inc.	14,510	220
		144,853
Health Care (11.5%)
Johnson & Johnson	302,673	32,749
Merck & Co. Inc.	400,458	21,188
Pfizer Inc.	683,499	20,259
Bristol-Myers Squibb Co.	160,743	10,268
Roche Holding AG	25,308	6,214
AstraZeneca plc ADR	173,800	4,894
Novartis AG	63,090	4,565
AbbVie Inc.	76,038	4,344
Amgen Inc.	25,700	3,853
Eli Lilly & Co.	52,577	3,786

Owens & Minor Inc.	19,602	793
		112,913
Industrials (12.2%)
General Electric Co.	928,498	29,517
Eaton Corp. plc	194,200	12,149
3M Co.	67,040	11,171
United Technologies Corp.	97,600	9,770
United Parcel Service Inc. Class B	75,274	7,939
Honeywell International Inc.	66,600	7,463
Raytheon Co.	59,300	7,272
Union Pacific Corp.	81,600	6,491
Caterpillar Inc.	52,280	4,001
Waste Management Inc.	64,700	3,817
Boeing Co.	19,757	2,508
PACCAR Inc.	42,585	2,329
General Cable Corp.	170,132	2,077
GATX Corp.	37,792	1,795
Briggs & Stratton Corp.	74,200	1,775
Greenbrier Cos. Inc.	60,785	1,680
General Dynamics Corp.	11,370	1,494
Pitney Bowes Inc.	61,419	1,323
West Corp.	54,410	1,242
^ American Railcar Industries Inc.	27,804	1,132
Lockheed Martin Corp.	4,813	1,066
National Presto Industries Inc.	12,000	1,005
CSX Corp.	17,659	455
CH Robinson Worldwide Inc.	5,658	420
Steelcase Inc. Class A	12,634	188
Stanley Black & Decker Inc.	1,650	174
		120,253
Information Technology (13.3%)
Microsoft Corp.	837,080	46,232
Cisco Systems Inc.	832,391	23,698
Intel Corp.	686,700	22,215
International Business Machines Corp.	43,390	6,571
Maxim Integrated Products Inc.	158,416	5,826
Analog Devices Inc.	96,400	5,706
Texas Instruments Inc.	95,304	5,472
Leidos Holdings Inc.	38,788	1,952
Diebold Inc.	66,744	1,930
HP Inc.	134,227	1,654
EarthLink Holdings Corp.	284,346	1,612
Western Union Co.	72,741	1,403
QUALCOMM Inc.	25,319	1,295
KLA-Tencor Corp.	16,235	1,182
Computer Sciences Corp.	28,000	963
CSRA Inc.	24,800	667
Intersil Corp. Class A	44,000	588
Science Applications International Corp.	10,528	561
Xilinx Inc.	10,154	482
ManTech International Corp. Class A	13,717	439
Linear Technology Corp.	9,171	409
Seagate Technology plc	11,149	384
		131,241
Materials (2.4%)
Dow Chemical Co.	202,463	10,297

Nucor Corp.	61,700	2,918
International Paper Co.	70,810	2,906
LyondellBasell Industries NV Class A	30,730	2,630
Avery Dennison Corp.	22,739	1,640
Domtar Corp.	19,700	798
Schnitzer Steel Industries Inc.	38,597	712
Commercial Metals Co.	32,369	549
EI du Pont de Nemours & Co.	7,090	449
Bemis Co. Inc.	5,802	300
Rayonier Advanced Materials Inc.	21,143	201
		23,400
Other (0.8%)
2 Vanguard High Dividend Yield ETF	119,332	8,239

Telecommunication Services (4.6%)
Verizon Communications Inc.	490,954	26,551
BCE Inc.	184,700	8,418
AT&T Inc.	197,640	7,741
CenturyLink Inc.	77,370	2,473
		45,183
Utilities (8.9%)
Dominion Resources Inc.	173,100	13,003
Xcel Energy Inc.	218,600	9,142
UGI Corp.	218,309	8,796
Eversource Energy	134,600	7,852
NextEra Energy Inc.	59,791	7,076
Sempra Energy	52,400	5,452
Duke Energy Corp.	67,384	5,436
National Grid plc	356,704	5,047
Exelon Corp.	87,495	3,138
American Electric Power Co. Inc.	45,536	3,024
Public Service Enterprise Group Inc.	58,277	2,747
PPL Corp.	69,908	2,661
Consolidated Edison Inc.	33,736	2,585
FirstEnergy Corp.	64,546	2,322
CMS Energy Corp.	52,423	2,225
WGL Holdings Inc.	26,165	1,893
ONE Gas Inc.	27,940	1,707
Ameren Corp.	30,482	1,527
Entergy Corp.	10,166	806
SCANA Corp.	9,532	669
AGL Resources Inc.	4,374	285
TECO Energy Inc.	9,103	251
Southern Co.	4,492	232
		87,876
Total Common Stocks (Cost $791,948)		946,700

	Coupon
Temporary Cash Investments (4.6%)[1]
Money Market Fund (2.5%)
[3,4] Vanguard Market Liquidity Fund	0.495%		24,186,162	24,186

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.9%)
BNP Paribas Securities Corp.
(Dated 3/31/16, Repurchase Value
$18,300,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
6.000%, 1/1/21-8/1/43, Federal National
Mortgage Assn. 2.500%-4.500%, 6/1/24-
1/1/46, Government National Mortgage
Assn. 4.500%-6.000%, 10/15/36-10/20/40,
and U.S. Treasury Note/Bond, 0.125%-
1.375%, 1/31/20-7/15/22, with a value of
$18,667,000)	0.310%	4/1/16	18,300	18,300

U.S. Government and Agency Obligations (0.2%)
5 Federal Home Loan Bank Discount Notes	0.572%	6/22/16	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.582%	7/8/16	2,000	1,998
[6,7] Freddie Mac Discount Notes	0.220%	4/15/16	100	100
United States Treasury Bill	0.370%	5/26/16	100	100
				2,398
Total Temporary Cash Investments (Cost $44,883)				44,884
Total Investments (100.7%) (Cost $836,831)				991,584
Other Assets and Liabilities-Net (-0.7%)[4]				(6,910)
Net Assets (100%)				984,674
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,326,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.3% and 2.4%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $5,562,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,099,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depository Receipt.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the

Vanguard Equity Income Portfolio

close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	921,125	25,575	—
Temporary Cash Investments	24,186	20,698	—
Futures Contracts—Liabilities[1]	(39)	—	—

Vanguard Equity Income Portfolio

Total	945,272	46,273	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	209	21,438	407

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2016, the cost of investment securities for tax purposes was $836,831,000. Net unrealized appreciation of investment securities for tax purposes was $154,753,000, consisting of unrealized gains of $176,081,000 on securities that had risen in value since their purchase and $21,328,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (95.5%)[1]
Consumer Discretionary (19.7%)
* Amazon.com Inc.	20,064	11,911
Home Depot Inc.	82,841	11,054
* Liberty Interactive Corp. QVC Group Class A	309,400	7,812
L Brands Inc.	59,336	5,210
* TripAdvisor Inc.	73,735	4,903
* O'Reilly Automotive Inc.	16,071	4,398
Dollar General Corp.	47,550	4,070
Lowe's Cos. Inc.	45,393	3,439
DR Horton Inc.	103,416	3,126
* Liberty Global plc	78,702	2,956
Lennar Corp. Class A	59,702	2,887
Starbucks Corp.	40,715	2,431
* Discovery Communications Inc.	88,187	2,381
VF Corp.	35,640	2,308
Harman International Industries Inc.	24,358	2,169
Las Vegas Sands Corp.	39,955	2,065
* Priceline Group Inc.	1,526	1,967
Ross Stores Inc.	33,361	1,932
* AutoZone Inc.	2,375	1,892
NIKE Inc. Class B	30,462	1,873
* Under Armour Inc. Class A	21,744	1,845
* Chipotle Mexican Grill Inc. Class A	3,860	1,818
Harley-Davidson Inc.	29,386	1,508
* Discovery Communications Inc. Class A	48,986	1,402
Dunkin' Brands Group Inc.	28,057	1,323
Wyndham Worldwide Corp.	16,157	1,235
* Liberty Global plc Class A	31,981	1,231
		91,146
Consumer Staples (6.0%)
Walgreens Boots Alliance Inc.	99,121	8,350
Estee Lauder Cos. Inc. Class A	58,690	5,535
* Monster Beverage Corp.	30,952	4,128
Kroger Co.	85,310	3,263
Mondelez International Inc. Class A	79,308	3,182
PepsiCo Inc.	21,033	2,156
CVS Health Corp.	12,796	1,327
		27,941
Energy (0.4%)
Schlumberger Ltd.	23,420	1,727
* Cobalt International Energy Inc.	49,915	149
		1,876
Financials (7.6%)
Crown Castle International Corp.	94,525	8,177
Intercontinental Exchange Inc.	30,825	7,248
Equinix Inc.	17,137	5,667
American Tower Corporation	26,646	2,728
* Markel Corp.	2,565	2,287
* Affiliated Managers Group Inc.	12,500	2,030

Marsh & McLennan Cos. Inc.	30,797	1,872
Moody's Corp.	18,780	1,813
MarketAxess Holdings Inc.	14,220	1,775
MSCI Inc. Class A	21,925	1,624
		35,221
Health Care (17.1%)
* Allergan plc	43,978	11,788
* Celgene Corp.	97,021	9,711
* Biogen Inc.	33,617	8,751
Bristol-Myers Squibb Co.	115,476	7,377
Novo Nordisk A/S ADR	112,590	6,101
UnitedHealth Group Inc.	41,258	5,318
DENTSPLY SIRONA Inc.	69,631	4,291
* Cerner Corp.	80,575	4,267
* Edwards Lifesciences Corp.	35,191	3,104
Medtronic plc	35,321	2,649
Zoetis Inc.	58,710	2,603
Gilead Sciences Inc.	25,939	2,383
* Regeneron Pharmaceuticals Inc.	6,412	2,311
* Illumina Inc.	14,141	2,292
* Valeant Pharmaceuticals International Inc.	73,138	1,924
* IMS Health Holdings Inc.	68,215	1,811
* IDEXX Laboratories Inc.	19,670	1,541
* Vertex Pharmaceuticals Inc.	13,000	1,033
		79,255
Industrials (7.4%)
Nielsen Holdings plc	147,552	7,770
Union Pacific Corp.	43,010	3,422
* Verisk Analytics Inc. Class A	41,603	3,325
Fortune Brands Home & Security Inc.	48,688	2,729
Equifax Inc.	21,601	2,469
* IHS Inc. Class A	18,551	2,303
* Stericycle Inc.	18,086	2,282
* TransDigm Group Inc.	9,000	1,983
AMETEK Inc.	37,900	1,894
* TransUnion	67,157	1,854
Lockheed Martin Corp.	5,887	1,304
Danaher Corp.	12,440	1,180
Kansas City Southern	11,460	979
JB Hunt Transport Services Inc.	10,117	852
		34,346
Information Technology (35.5%)
* Alphabet Inc. Class C	22,793	16,980
* Facebook Inc. Class A	136,757	15,604
MasterCard Inc. Class A	160,322	15,150
Visa Inc. Class A	184,357	14,100
Apple Inc.	122,339	13,334
Microsoft Corp.	213,718	11,804
* Alphabet Inc. Class A	14,311	10,918
QUALCOMM Inc.	194,219	9,932
* PayPal Holdings Inc.	209,501	8,087
* Electronic Arts Inc.	111,014	7,339
* eBay Inc.	227,328	5,424
* Adobe Systems Inc.	52,213	4,898
Intuit Inc.	37,680	3,919
Texas Instruments Inc.	50,400	2,894

*	FleetCor Technologies Inc.			17,104	2,544
*	salesforce.com Inc.			33,712	2,489
*	Cognizant Technology Solutions Corp. Class A			39,178	2,457
	CDW Corp.			58,913	2,445
*	ServiceNow Inc.			38,890	2,379
*	Workday Inc. Class A			27,595	2,120
*	Red Hat Inc.			27,030	2,014
	Global Payments Inc.			29,630	1,935
*	Alliance Data Systems Corp.			8,751	1,925
*	Alibaba Group Holding Ltd. ADR			21,016	1,661
	Accenture plc Class A			11,650	1,344
	*,^ Zillow Group Inc.			31,200	740
					164,436
	Materials (1.3%)
	Sherwin-Williams Co.			9,644	2,745
	PPG Industries Inc.			16,440	1,833
	Eagle Materials Inc.			20,122	1,411
					5,989
	Other (0.2%)
2	Vanguard Growth ETF			8,500	905
	*,3 WeWork Class A PP			4,015	201
					1,106
	Telecommunication Services (0.3%)
*	SBA Communications Corp. Class A			11,980	1,200

	Total Common Stocks (Cost $361,527)				442,516
	Convertible Preferred Stocks (0.2%)
	*,3 Airbnb Inc. (Cost $928)			9,972	1,081
	Preferred Stocks (1.7%)
	*,3 Uber Technologies PP			104,984	5,120
	*,3 WeWork Pfd. D1 PP			19,954	1,002
	*,3 Pinterest Prf G PP			124,325	799
	*,3 WeWork Pfd. D2 PP			15,678	787
	*,3 Cloudera, Inc. Pfd.			21,972	386
	Total Preferred Stocks (Cost $3,434)				8,094
		Coupon
	Temporary Cash Investments (2.7%)[1]
	Money Market Fund (2.5%)
	[4,5] Vanguard Market Liquidity Fund	0.495%		11,420,761	11,421

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.1%)
	Bank of America Securities, LLC
	(Dated 3/31/16, Repurchase Value
	$300,000, collateralized by Federal Home
	Loan Mortgage Corp., 1.629%, 8/25/41,
	with a value of $306,000)	0.300%	4/1/16	300	300

	U.S. Government and Agency Obligations (0.1%)
	[6,7] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	500	500

7 United States Treasury Bill	0.536%	6/9/16	200	200
				700
Total Temporary Cash Investments (Cost $12,421)				12,421
Total Investments (100.1%) (Cost $378,310)				464,112
Other Assets and Liabilities-Net (-0.1%)[5]				(651)
Net Assets (100%)				463,461

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $180,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.6% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Restricted securities totaling $9,376,000, representing 2.0% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $182,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Vanguard Growth Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	442,315	—	201
Convertible Preferred Stocks	—	—	1,081
Preferred Stocks	—	—	8,094
Temporary Cash Investments	11,421	1,000	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	453,719	1,000	9,376
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2016. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks,
Convertible Preferred
Stocks, and
Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2015	9,220
Change in Unrealized Appreciation (Depreciation)	156
Balance as of March 31, 2016	9,376
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016, was $156,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of March 31, 2016:

Vanguard Growth Portfolio

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)
Common Stocks	201	Market Approach	Recent Market Transaction	$50.192
Convertible	1,081	Market Approach	Comparable Company	108.380
Preferred Stocks			Approach
Preferred Stocks	8,094	Market Approach	Recent Market Transaction	50.192
			Recent Market Transaction	48.772
			Comparable Company	17.570
			Approach
			Comparable Company
				6.430
			Approach

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	93	9,539	112

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Portfolio

E. At March 31, 2016, the cost of investment securities for tax purposes was $378,310,000. Net unrealized appreciation of investment securities for tax purposes was $85,802,000, consisting of unrealized gains of $108,698,000 on securities that had risen in value since their purchase and $22,896,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (98.2%)[1]
Australia (0.7%)
Brambles Ltd.	668,610	6,195
Orica Ltd.	450,445	5,298
Amcor Ltd.	269,655	2,961
		14,454
Brazil (0.7%)
Raia Drogasil SA	439,586	6,382
Banco Bradesco SA Preference Shares	601,414	4,528
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	990,200	4,235
		15,145
Canada (2.2%)
Toronto-Dominion Bank	403,135	17,401
^ Bank of Nova Scotia	124,822	6,100
Canadian Pacific Railway Ltd.	45,559	6,053
Gildan Activewear Inc.	176,619	5,385
Suncor Energy Inc.	184,411	5,136
First Quantum Minerals Ltd.	654,146	3,445
ShawCor Ltd.	152,416	3,313
		46,833
China (13.5%)
Tencent Holdings Ltd.	4,274,900	87,398
* Baidu Inc. ADR	403,200	76,963
* Alibaba Group Holding Ltd. ADR	784,351	61,987
* Ctrip.com International Ltd. ADR	636,027	28,151
New Oriental Education & Technology Group Inc. ADR	304,665	10,538
* JD.com Inc. ADR	387,335	10,264
*,2 Internet Plus Holdings Ltd.	2,083,522	8,042
China Pacific Insurance Group Co. Ltd.	1,618,600	6,079
CNOOC Ltd.	3,506,000	4,092
		293,514
Denmark (2.1%)
Novozymes A/S	354,441	15,917
Chr Hansen Holding A/S	163,100	10,938
* Genmab A/S	73,621	10,187
Novo Nordisk A/S Class B	166,939	9,040
		46,082
France (4.6%)
L'Oreal SA	105,858	18,937
Kering	89,975	16,064
Essilor International SA	124,500	15,340
Schneider Electric SE	132,506	8,351
Airbus Group SE	119,807	7,938
^ Publicis Groupe SA	102,046	7,156
Sanofi	86,587	6,961
Societe Generale SA	182,768	6,754
TOTAL SA	134,434	6,117
Danone SA	67,800	4,810

Accor SA	55,344	2,341
		100,769
Germany (7.9%)
*,3 Zalando SE	729,538	23,918
SAP SE	293,436	23,612
BASF SE	238,753	17,953
Fresenius Medical Care AG & Co. KGaA	177,325	15,645
Bayerische Motoren Werke AG	112,005	10,283
Bayer AG	84,019	9,845
GEA Group AG	169,070	8,249
*,2 Home24 AG	2,691	7,795
^,*,
3 Rocket Internet SE	278,557	7,776
HeidelbergCement AG	82,498	7,050
MTU Aero Engines AG	71,694	6,862
Continental AG	29,916	6,785
*,2 HelloFresh	249,150	5,905
adidas AG	42,913	5,011
HUGO BOSS AG	58,873	3,849
*,2 CureVac GmbH	1,452	3,527
* MorphoSys AG	67,732	3,261
Deutsche Bank AG	177,891	3,020
^,* AIXTRON SE	274,000	1,323
Bayer AG (London Shares)	889	104
		171,773
Hong Kong (5.0%)
AIA Group Ltd.	13,172,000	74,870
Jardine Matheson Holdings Ltd.	217,851	12,426
Hong Kong Exchanges and Clearing Ltd.	503,560	12,134
Techtronic Industries Co. Ltd.	1,596,500	6,324
Hang Lung Properties Ltd.	1,822,000	3,479
		109,233
India (2.1%)
Housing Development Finance Corp. Ltd.	863,800	14,414
HDFC Bank Ltd.	457,216	7,411
Idea Cellular Ltd.	4,133,735	6,878
*,2 ANI Technologies	142	5,999
Zee Entertainment Enterprises Ltd.	992,887	5,800
*,2,
3 Flipkart G Series	37,575	3,857
*,2,
3 Flipkart H Series	16,044	1,712
		46,071
Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	5,834,800	4,530

Ireland (1.2%)
Kerry Group plc Class A	181,646	16,893
* Bank of Ireland	31,599,324	9,140
Kerry Group plc Class A (London Shares)	2,735	254
		26,287
Israel (1.1%)
* Check Point Software Technologies Ltd.	195,436	17,095
Teva Pharmaceutical Industries Ltd. ADR	138,603	7,416
		24,511

Italy (3.0%)
Fiat Chrysler Automobiles NV	3,350,746	27,040
* Ferrari NV	404,824	16,814
EXOR SPA	331,840	11,873
Intesa Sanpaolo SPA (Registered)	1,607,334	4,444
UniCredit SPA	1,194,833	4,307
		64,478
Japan (10.8%)
SoftBank Group Corp.	907,100	43,387
SMC Corp.	122,400	28,364
M3 Inc.	989,600	24,887
Rakuten Inc.	2,248,700	21,707
Bridgestone Corp.	390,300	14,567
Sumitomo Mitsui Financial Group Inc.	408,300	12,395
Japan Tobacco Inc.	237,100	9,869
Tokio Marine Holdings Inc.	271,400	9,170
Toyota Motor Corp.	152,400	8,083
Kubota Corp.	565,400	7,718
MISUMI Group Inc.	536,400	7,669
Sekisui Chemical Co. Ltd.	615,000	7,571
Astellas Pharma Inc.	550,200	7,312
KDDI Corp.	236,400	6,307
ORIX Corp.	384,500	5,476
SBI Holdings Inc.	477,700	4,843
Suntory Beverage & Food Ltd.	96,300	4,332
Keyence Corp.	7,900	4,308
Suzuki Motor Corp.	148,500	3,971
FANUC Corp.	20,400	3,159
		235,095
Luxembourg (0.3%)
*,2 Spotify Technology SA	2,961	6,599

Mexico (0.2%)
Grupo Financiero Banorte SAB de CV	783,720	4,420

Netherlands (1.5%)
ASML Holding NV	202,511	20,380
ING Groep NV	676,649	8,097
Akzo Nobel NV	75,830	5,169
		33,646
Norway (1.3%)
Statoil ASA	773,432	12,080
Schibsted ASA Class A	214,063	6,245
* Schibsted ASA Class B	214,063	5,925
DNB ASA	301,777	3,563
		27,813

Other (0.6%)
4	Vanguard FTSE All-World ex-US ETF	298,796	12,893

Peru (0.1%)
Credicorp Ltd.	9,994	1,309

Portugal (0.3%)
Jeronimo Martins SGPS SA	343,323	5,612

Russia (0.5%)
Magnit PJSC GDR	263,318	10,505

Singapore (0.3%)
DBS Group Holdings Ltd.	482,811	5,500

South Africa (0.2%)
Sasol Ltd.	150,453	4,465

South Korea (2.4%)
^,* Celltrion Inc.	215,478	20,671
NAVER Corp.	31,273	17,428
Samsung Electronics Co. Ltd.	6,493	7,451
Hankook Tire Co. Ltd.	139,072	6,615
52,165
Spain (5.3%)
Industria de Diseno Textil SA	2,261,342	75,799
Banco Popular Espanol SA	8,775,317	22,775
Banco Bilbao Vizcaya Argentaria SA	1,247,511	8,238
Distribuidora Internacional de Alimentacion SA	1,433,395	7,427
114,239
Sweden (5.5%)
Svenska Handelsbanken AB Class A	2,721,639	34,527
Atlas Copco AB Class A	1,258,070	31,574
Investment AB Kinnevik	1,100,606	31,176
*	Assa Abloy AB Class B	440,319	8,669
^	Elekta AB Class B	920,856	6,873
Alfa Laval AB	393,219	6,423
119,242
Switzerland (4.2%)
Nestle SA	356,478	26,601
Roche Holding AG	78,702	19,325
Cie Financiere Richemont SA	190,704	12,596
Syngenta AG	28,015	11,618
Novartis AG	118,662	8,585
LafargeHolcim Ltd.	129,324	6,073
Lonza Group AG	35,615	6,020
90,818
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,821,000	19,059

Thailand (0.5%)
^	Kasikornbank PCL	1,617,800	7,944
Kasikornbank PCL (Foreign)	807,800	4,006
11,950

United Kingdom (12.2%)
Rolls-Royce Holdings plc	4,161,746	40,674
ARM Holdings plc	2,597,374	37,822
Prudential plc	1,230,840	22,904
Aggreko plc	729,423	11,264
Royal Dutch Shell plc Class A	459,173	11,127
Vodafone Group plc	3,282,871	10,432
Standard Chartered plc	1,488,393	10,066
Carnival plc	186,637	10,025
Unilever plc	198,860	8,967
Burberry Group plc	421,613	8,243
Diageo plc	293,677	7,919
Reckitt Benckiser Group plc	80,852	7,799
Lloyds Banking Group plc	7,615,607	7,418
BHP Billiton plc	655,830	7,344
Capita plc	457,243	6,826
Intertek Group plc	134,492	6,107
*,2 Skyscanner	41,148	6,032
Inchcape plc	571,724	5,930
^,* Ocado Group plc	1,403,300	5,837
Ultra Electronics Holdings plc	225,026	5,820
Spectris plc	215,868	5,698
GlaxoSmithKline plc	255,270	5,168
G4S plc	1,890,483	5,159
HSBC Holdings plc	755,755	4,700
WPP plc	184,745	4,300
263,581
United States (6.8%)
*	Amazon.com Inc.	100,571	59,703
*	Illumina Inc.	163,724	26,541
^,* Tesla Motors Inc.	114,445	26,296
MercadoLibre Inc.	151,400	17,842
Samsonite International SA	2,767,700	9,271
ResMed Inc.	123,241	7,126
146,779
Total Common Stocks (Cost $1,980,387)	2,129,370
Preferred Stocks (0.2%)

*,2 You & Mr. Jones (Cost $5,200)	5,200,000	5,200
Coupon
Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.5%)
[5,6] Vanguard Market Liquidity Fund	0.495%	75,582,077	75,582

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.4%)
7	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	4,000	3,999
[7,8] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	2,000	2,000
8	United States Treasury Bill	0.370%-0.386%	5/26/16	1,800	1,800
7,799
Total Temporary Cash Investments (Cost $83,380)	83,381

Total Investments (102.3%) (Cost $2,068,967)	2,217,951
Other Assets and Liabilities-Net (-2.3%)[6]	(49,292)
Net Assets (100%)	2,168,659

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,471,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.2% and 2.9%, respectively, of net assets.
2 Restricted securities totaling $54,668,000, representing 2.5% of net assets.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate value of these securities was $37,263,000, representing 1.7% of net assets.
4 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $48,262,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard International Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	205,215	9,271	—
Common Stocks—Other	225,307	1,640,109	49,468
Preferred Stocks	—	—	5,200
Temporary Cash Investments	75,582	7,799	—
Futures Contracts—Assets[1]	46	—	—
Futures Contracts—Liabilities[1]	(189)	—	—
Forward Currency Contracts—Assets	—	311	—
Forward Currency Contracts—Liabilities	—	(65)	—
Total	505,961	1,657,425	54,668
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2016. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks and
Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2015	55,916
Change in Unrealized Appreciation (Depreciation)	(1,248)
Balance as of March 31, 2016	54,668
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016, was ($1,248,000).

Vanguard International Portfolio

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of March 31, 2016:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)
Common Stocks	49,468	Market Approach	Purchase Price	$42,245.068
			Purchase Price	2,896.565
			Purchase Price	2,429.262
			Purchase Price	2,228.610
			Purchase Price	146.600
			Purchase Price	106.680
			Purchase Price	102.650
			Purchase Price	23.703
			Purchase Price	3.860
Preferred Stocks	5,200	Market Approach	Purchase Price	1.000

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The

Vanguard International Portfolio

forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2016	219	7,315	(136)
FTSE 100 Index	June 2016	68	5,975	6
Topix Index	June 2016	49	5,875	151
S&P ASX 200 Index	June 2016	33	3,215	(21)
				—

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2016, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank AG	6/22/16	EUR	6,539	USD	7,259	202
BNP Paribas	6/14/16	JPY	708,183	USD	6,301	5
Deutsche Bank AG	6/22/16	GBP	4,014	USD	5,810	(44)
Morgan Stanley Capital
Services LLC	6/21/16	AUD	4,208	USD	3,114	99
Goldman Sachs International	6/14/16	JPY	133,850	USD	1,187	5
BNP Paribas	6/22/16	GBP	138	USD	200	(2)
Barclays Bank PLC	6/14/16	USD	1,806	JPY	204,975	(19)
						246

Vanguard International Portfolio

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At March 31, 2016, the cost of investment securities for tax purposes was $2,068,967,000. Net unrealized appreciation of investment securities for tax purposes was $148,984,000, consisting of unrealized gains of $386,606,000 on securities that had risen in value since their purchase and $237,622,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of March 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (97.0%)[1]
Consumer Discretionary (16.9%)
	Sally Beauty Holdings Inc.	362,554	11,739
*	ServiceMaster Global Holdings Inc.	293,598	11,063
*	2U Inc.	434,357	9,816
	Carter's Inc.	86,262	9,090
	Dunkin' Brands Group Inc.	183,709	8,666
	Wolverine World Wide Inc.	451,687	8,320
	National CineMedia Inc.	527,342	8,021
	Hibbett Sports Inc.	196,399	7,051
*	Boyd Gaming Corp.	334,260	6,906
	Grand Canyon Education Inc.	145,807	6,232
	DSW Inc. Class A	206,271	5,701
	Polaris Industries Inc.	49,888	4,913
	Five Below Inc.	99,645	4,119
	LKQ Corp.	128,505	4,103
*	Modine Manufacturing Co.	333,622	3,673
*	NVR Inc.	2,016	3,493
	Leggett & Platt Inc.	71,219	3,447
	Foot Locker Inc.	52,196	3,367
	Monro Muffler Brake Inc.	42,064	3,006
	Tumi Holdings Inc.	103,475	2,775
	American Eagle Outfitters Inc.	155,000	2,584
*	Michaels Cos. Inc.	90,900	2,542
*	Express Inc.	109,648	2,348
	Big Lots Inc.	50,800	2,301
	DR Horton Inc.	75,700	2,288
	Interpublic Group of Cos. Inc.	98,600	2,263
*	American Axle & Manufacturing Holdings Inc.	139,971	2,154
^	Outerwall Inc.	56,898	2,105
*	Smith & Wesson Holding Corp.	78,647	2,094
^	Cracker Barrel Old Country Store Inc.	13,700	2,092
	ClubCorp Holdings Inc.	148,700	2,088
*	IMAX Corp.	66,303	2,061
*	Strayer Education Inc.	40,515	1,975
	Sturm Ruger & Co. Inc.	28,635	1,958
	Cato Corp. Class A	50,400	1,943
	Lithia Motors Inc. Class A	22,100	1,930
	Jack in the Box Inc.	29,100	1,859
*	Penn National Gaming Inc.	109,119	1,821
*	Isle of Capri Casinos Inc.	123,400	1,728
^	World Wrestling Entertainment Inc. Class A	97,799	1,727
	Nexstar Broadcasting Group Inc. Class A	37,300	1,651
*	Diamond Resorts International Inc.	64,630	1,570
*	Dave & Buster's Entertainment Inc.	39,100	1,516
	Cooper Tire & Rubber Co.	40,621	1,504
*,^ SodaStream International Ltd.		99,060	1,395
*	MSG Networks Inc.	76,500	1,323
	Bloomin' Brands Inc.	75,486	1,273
*	Buffalo Wild Wings Inc.	8,300	1,229
	Caleres Inc.	43,200	1,222

*	Kona Grill Inc.	93,150	1,206
*	Denny's Corp.	114,400	1,185
	Brinker International Inc.	24,301	1,117
	GNC Holdings Inc. Class A	34,944	1,109
	New York Times Co. Class A	85,899	1,070
	Sinclair Broadcast Group Inc. Class A	31,931	982
*	ZAGG Inc.	104,900	945
*	Skechers U.S.A. Inc. Class A	28,708	874
	Children's Place Inc.	10,077	841
	PetMed Express Inc.	45,100	808
*	MCBC Holdings Inc.	56,969	802
*	Tenneco Inc.	14,632	754
	Domino's Pizza Inc.	5,480	723
	Vail Resorts Inc.	5,100	682
*	Carrols Restaurant Group Inc.	46,968	678
*	Asbury Automotive Group Inc.	11,300	676
	Visteon Corp.	8,370	666
	Tupperware Brands Corp.	11,027	639
	Libbey Inc.	33,576	625
	Culp Inc.	23,700	621
*	Ulta Salon Cosmetics & Fragrance Inc.	3,186	617
*	Jarden Corp.	8,970	529
	Tower International Inc.	19,000	517
	Bob Evans Farms Inc.	10,877	508
	Aaron's Inc.	18,860	473
	Bassett Furniture Industries Inc.	14,400	459
*	Madison Square Garden Co. Class A	2,366	394
*	BJ's Restaurants Inc.	9,300	387
*	Pinnacle Entertainment Inc.	10,307	362
*	Gray Television Inc.	29,411	345
	Ruth's Hospitality Group Inc.	17,584	324
	Dillard's Inc. Class A	3,436	292
	AMC Entertainment Holdings Inc.	10,400	291
*	Habit Restaurants Inc. Class A	14,858	277
	MDC Partners Inc. Class A	10,900	257
*	TRI Pointe Group Inc.	17,088	201
	Brunswick Corp.	4,123	198
*	JAKKS Pacific Inc.	25,676	191
	Marriott Vacations Worldwide Corp.	2,713	183
	Cablevision Systems Corp. Class A	5,500	181
*	Cooper-Standard Holding Inc.	2,449	176
			204,210
Consumer Staples (1.3%)
^	Cal-Maine Foods Inc.	44,800	2,325
	Boston Beer Co. Inc. Class A	12,316	2,279
	Casey's General Stores Inc.	16,300	1,847
*,^ Pilgrim's Pride Corp.		70,343	1,787
	Dean Foods Co.	98,289	1,702
*	USANA Health Sciences Inc.	13,800	1,676
	Ingles Markets Inc. Class A	38,400	1,440
*	Herbalife Ltd.	14,600	899
*,^ Freshpet Inc.		117,960	865
*	SUPERVALU Inc.	119,400	688
^	Natural Health Trends Corp.	11,100	368
*,^ Blue Buffalo Pet Products Inc.		13,464	345

*	Amplify Snack Brands Inc.	14,094	202
			16,423
Energy (1.2%)
	Dril-Quip Inc.	49,052	2,971
	US Silica Holdings Inc.	123,958	2,816
	RigNet Inc.	187,617	2,567
^	Core Laboratories NV	21,650	2,434
*	Diamondback Energy Inc.	16,300	1,258
	CVR Energy Inc.	37,442	977
	Teekay Corp.	83,420	722
	Western Refining Inc.	20,663	601
*	Enservco Corp.	813,200	472
	RPC Inc.	20,670	293
			15,111
Financials (9.4%)
*	LendingTree Inc.	98,900	9,670
	Financial Engines Inc.	249,168	7,831
^	LPL Financial Holdings Inc.	261,196	6,478
	Opus Bank	189,269	6,435
	National Storage Affiliates Trust	219,288	4,649
	WisdomTree Investments Inc.	404,571	4,624
*	Safeguard Scientifics Inc.	314,273	4,164
	MarketAxess Holdings Inc.	32,500	4,057
	STAG Industrial Inc.	190,170	3,872
	MSCI Inc. Class A	46,800	3,467
	QTS Realty Trust Inc. Class A	73,080	3,463
*	Affiliated Managers Group Inc.	20,700	3,362
	Lamar Advertising Co. Class A	49,800	3,063
	Lazard Ltd. Class A	73,000	2,832
	Bank of the Ozarks Inc.	62,124	2,607
*	Customers Bancorp Inc.	98,200	2,320
	Extra Space Storage Inc.	23,749	2,220
*	MGIC Investment Corp.	283,710	2,176
*	PRA Group Inc.	73,147	2,150
*	Pacific Premier Bancorp Inc.	96,300	2,058
	Gaming and Leisure Properties Inc.	65,952	2,039
	BGC Partners Inc. Class A	222,512	2,014
	DuPont Fabros Technology Inc.	47,859	1,940
*	Walker & Dunlop Inc.	77,700	1,886
	CoreSite Realty Corp.	26,900	1,883
	James River Group Holdings Ltd.	54,500	1,758
*	INTL. FCStone Inc.	63,700	1,703
	Ryman Hospitality Properties Inc.	29,900	1,539
	PrivateBancorp Inc.	39,200	1,513
*,^ Credit Acceptance Corp.		8,179	1,485
*	Texas Capital Bancshares Inc.	36,900	1,416
^	Universal Insurance Holdings Inc.	74,355	1,323
	CyrusOne Inc.	27,606	1,260
	CubeSmart	37,800	1,259
*	Harris & Harris Group Inc.	668,250	1,103
*	KCG Holdings Inc. Class A	89,375	1,068
*,^ World Acceptance Corp.		27,585	1,046
	RLJ Lodging Trust	40,020	916
	OM Asset Management plc	62,900	840
*	SVB Financial Group	7,600	776
	Morningstar Inc.	8,400	741

*,^ Impac Mortgage Holdings Inc.		31,660	439
	Federal Realty Investment Trust	2,700	421
	Sabra Health Care REIT Inc.	20,005	402
	Heritage Insurance Holdings Inc.	24,100	385
	Investment Technology Group Inc.	14,063	311
	Universal Health Realty Income Trust	4,300	242
	Equity LifeStyle Properties Inc.	3,100	225
	FactSet Research Systems Inc.	1,150	174
			113,605
Health Care (19.2%)
*	LDR Holding Corp.	478,051	12,186
*	ABIOMED Inc.	110,465	10,473
*	DexCom Inc.	107,825	7,322
*	Align Technology Inc.	85,796	6,237
*	Medidata Solutions Inc.	138,475	5,360
*	Ligand Pharmaceuticals Inc.	49,686	5,321
*	Spectranetics Corp.	363,111	5,272
*	Cynosure Inc. Class A	119,489	5,272
	Cooper Cos. Inc.	33,114	5,099
*	Cepheid	146,300	4,881
*	Zeltiq Aesthetics Inc.	165,054	4,483
	West Pharmaceutical Services Inc.	62,810	4,354
	Endologix Inc.	497,651	4,160
*	Nektar Therapeutics	267,149	3,673
*	Hologic Inc.	104,607	3,609
*	Inogen Inc.	77,263	3,475
*	Centene Corp.	54,400	3,349
	ResMed Inc.	57,100	3,302
*	Mettler-Toledo International Inc.	9,546	3,291
*	Acadia Healthcare Co. Inc.	59,400	3,274
*	Akorn Inc.	131,760	3,100
	CONMED Corp.	69,943	2,933
*	NeoGenomics Inc.	429,571	2,895
*,^ Cempra Inc.		164,625	2,884
*	Quintiles Transnational Holdings Inc.	42,500	2,767
*	ExamWorks Group Inc.	93,300	2,758
*	Intersect ENT Inc.	139,212	2,645
*	Charles River Laboratories International Inc.	34,400	2,612
*	Prestige Brands Holdings Inc.	48,400	2,584
*	Bio-Rad Laboratories Inc. Class A	18,644	2,549
*	Amedisys Inc.	52,300	2,528
*	United Therapeutics Corp.	22,500	2,507
	athenahealth Inc.	17,990	2,497
^	OvaScience Inc.	262,356	2,490
*	Molina Healthcare Inc.	38,395	2,476
	DBV Technologies SA ADR	75,694	2,464
	Novadaq Technologies Inc.	212,313	2,355
	Nevro Corp.	40,694	2,289
*	Sage Therapeutics Inc.	71,278	2,285
*	Amsurg Corp.	29,800	2,223
	LeMaitre Vascular Inc.	142,971	2,219
	DENTSPLY SIRONA Inc.	35,800	2,206
*	Vascular Solutions Inc.	67,486	2,195
	Bluebird Bio Inc.	50,658	2,153
	Atara Biotherapeutics Inc.	112,335	2,138
	Neurocrine Biosciences Inc.	53,116	2,101
*	Evolent Health Inc. Class A	198,650	2,098

	Bruker Corp.	73,700	2,064
*	Alkermes plc	60,200	2,058
	Quidel Corp.	119,212	2,058
*	ICU Medical Inc.	19,541	2,034
	Alnylam Pharmaceuticals Inc.	32,053	2,012
*	Acceleron Pharma Inc.	76,050	2,007
	Revance Therapeutics Inc.	114,198	1,994
^	Juno Therapeutics Inc.	51,360	1,956
*	PRA Health Sciences Inc.	45,700	1,954
*	Pacira Pharmaceuticals Inc.	36,600	1,939
	Quality Systems Inc.	125,500	1,913
*	LifePoint Health Inc.	27,600	1,911
*	INC Research Holdings Inc. Class A	46,000	1,896
	Insulet Corp.	57,042	1,892
*	Emergent BioSolutions Inc.	46,700	1,698
*	Merrimack Pharmaceuticals Inc.	193,200	1,617
*	Enanta Pharmaceuticals Inc.	53,680	1,577
*	PAREXEL International Corp.	23,400	1,468
*	AMN Healthcare Services Inc.	41,791	1,405
*	Durect Corp.	984,970	1,330
	Chemed Corp.	9,600	1,300
*	Cross Country Healthcare Inc.	109,878	1,278
*	Cutera Inc.	106,980	1,204
*	Paratek Pharmaceuticals Inc.	78,870	1,197
*	Infinity Pharmaceuticals Inc.	226,677	1,195
*	Spectrum Pharmaceuticals Inc.	181,300	1,153
*	AcelRx Pharmaceuticals Inc.	355,530	1,095
*	Cardiovascular Systems Inc.	103,895	1,077
*	Natus Medical Inc.	26,213	1,007
*	Masimo Corp.	23,700	992
*	Array BioPharma Inc.	293,300	865
*	Harvard Bioscience Inc.	256,440	774
*	Allscripts Healthcare Solutions Inc.	51,845	685
*	Supernus Pharmaceuticals Inc.	44,300	676
*,^ Esperion Therapeutics Inc.		39,350	665
*	WellCare Health Plans Inc.	6,941	644
*	BioCryst Pharmaceuticals Inc.	224,413	635
*	VCA Inc.	9,932	573
*	Zafgen Inc.	80,700	539
	Phibro Animal Health Corp. Class A	18,800	508
*	Rigel Pharmaceuticals Inc.	243,981	508
*,^ Rockwell Medical Inc.		64,081	481
*	OraSure Technologies Inc.	61,605	445
*	Sucampo Pharmaceuticals Inc. Class A	40,179	439
*	FibroGen Inc.	20,439	435
*	RTI Surgical Inc.	101,902	408
*	LHC Group Inc.	10,500	373
*	BioTelemetry Inc.	31,300	366
*	IDEXX Laboratories Inc.	4,600	360
*,^ Insys Therapeutics Inc.		21,300	341
*	Anika Therapeutics Inc.	6,261	280
*	Raptor Pharmaceutical Corp.	57,900	266
*	Tetraphase Pharmaceuticals Inc.	56,466	261
*	NewLink Genetics Corp.	13,744	250
*	ImmunoGen Inc.	25,600	218
*	PTC Therapeutics Inc.	32,073	207
*,^ Orexigen Therapeutics Inc.		361,300	203

*	Aegerion Pharmaceuticals Inc.	50,352	186
*,^ Sorrento Therapeutics Inc.		30,555	164
*	CTI BioPharma Corp.	169,466	90
			232,470
Industrials (19.5%)
	Clean Harbors Inc.	268,941	13,270
	CEB Inc.	143,736	9,304
	Tennant Co.	174,315	8,974
	MSC Industrial Direct Co. Inc. Class A	108,980	8,316
	HEICO Corp. Class A	172,183	8,196
*	Hawaiian Holdings Inc.	169,332	7,991
	Heartland Express Inc.	416,525	7,727
	Forward Air Corp.	151,855	6,882
*	Proto Labs Inc.	83,398	6,429
	Sensata Technologies Holding NV	161,626	6,278
	Kennametal Inc.	277,871	6,249
*	TriNet Group Inc.	399,911	5,739
	Woodward Inc.	108,922	5,666
	Kirby Corp.	88,770	5,352
	Wabtec Corp.	62,341	4,943
	Douglas Dynamics Inc.	200,094	4,584
*	Advisory Board Co.	141,445	4,562
	Apogee Enterprises Inc.	101,930	4,474
	Albany International Corp.	117,148	4,404
	Ritchie Bros Auctioneers Inc.	154,725	4,190
	Kaman Corp.	91,920	3,924
	John Bean Technologies Corp.	67,650	3,816
	Alaska Air Group Inc.	45,528	3,734
	Cintas Corp.	40,400	3,628
*	RBC Bearings Inc.	46,880	3,434
	Huntington Ingalls Industries Inc.	24,144	3,306
	WESCO International Inc.	58,457	3,196
	AO Smith Corp.	39,800	3,037
*	Spirit AeroSystems Holdings Inc. Class A	65,600	2,976
	Roadrunner Transportation Systems Inc.	234,626	2,923
	Donaldson Co. Inc.	91,549	2,921
	Saia Inc.	101,097	2,846
	Mobile Mini Inc.	83,720	2,764
	Celadon Group Inc.	245,801	2,576
*	Titan Machinery Inc.	211,150	2,441
*	Wabash National Corp.	172,512	2,277
*	WageWorks Inc.	43,640	2,209
	BWX Technologies Inc.	64,499	2,165
*	American Woodmark Corp.	28,600	2,133
*	JetBlue Airways Corp.	99,700	2,106
	General Cable Corp.	171,600	2,095
	Global Brass & Copper Holdings Inc.	83,288	2,078
*	Meritor Inc.	249,677	2,012
^	Greenbrier Cos. Inc.	71,145	1,966
*	Rush Enterprises Inc. Class A	105,160	1,918
	Deluxe Corp.	27,687	1,730
	Comfort Systems USA Inc.	53,393	1,696
	B/E Aerospace Inc.	36,704	1,693
	Herman Miller Inc.	53,195	1,643
*	Quanta Services Inc.	71,593	1,615
	Kforce Inc.	81,400	1,594
	Pitney Bowes Inc.	70,629	1,521

	Acuity Brands Inc.	6,829	1,490
*	HD Supply Holdings Inc.	44,523	1,472
	Graco Inc.	17,499	1,469
*	Virgin America Inc.	36,200	1,396
*	Genesee & Wyoming Inc. Class A	22,043	1,382
*	United Rentals Inc.	17,600	1,095
*,^ Power Solutions International Inc.		71,745	990
	Harsco Corp.	181,221	988
*,^ Kornit Digital Ltd.		95,600	951
*	Spirit Airlines Inc.	19,200	921
	Insteel Industries Inc.	29,444	900
	Allison Transmission Holdings Inc.	32,500	877
*	Swift Transportation Co.	42,617	794
	Robert Half International Inc.	16,300	759
	Interface Inc. Class A	40,000	742
*	DXP Enterprises Inc.	40,943	719
*	Dycom Industries Inc.	10,718	693
*	TASER International Inc.	34,083	669
	West Corp.	28,383	648
^	American Railcar Industries Inc.	14,037	572
*	Aerojet Rocketdyne Holdings Inc.	33,376	547
	Lincoln Electric Holdings Inc.	7,600	445
	Griffon Corp.	26,551	410
	Brink's Co.	9,250	311
*	YRC Worldwide Inc.	29,682	277
	Steelcase Inc. Class A	16,300	243
	H&E Equipment Services Inc.	13,789	242
*	Echo Global Logistics Inc.	8,300	225
	Heidrick & Struggles International Inc.	6,800	161
*	Hudson Technologies Inc.	40,167	132
			236,023
Information Technology (25.3%)
*	Cadence Design Systems Inc.	613,288	14,461
	Trimble Navigation Ltd.	378,737	9,393
*	Euronet Worldwide Inc.	126,126	9,347
*	Super Micro Computer Inc.	255,549	8,709
*	Gartner Inc.	91,070	8,137
*	Demandware Inc.	193,714	7,574
*	Gigamon Inc.	240,122	7,449
*	CoStar Group Inc.	35,761	6,729
*,^ Cimpress NV		73,133	6,632
*	Fleetmatics Group plc	160,434	6,531
	Brooks Automation Inc.	582,153	6,054
*	Perficient Inc.	258,700	5,619
	SS&C Technologies Holdings Inc.	81,237	5,152
*	Ultimate Software Group Inc.	25,462	4,927
*	SPS Commerce Inc.	112,541	4,833
*	Mellanox Technologies Ltd.	88,915	4,831
*	Infoblox Inc.	275,618	4,713
*	BroadSoft Inc.	113,200	4,568
	Stratasys Ltd.	174,932	4,534
	Teradyne Inc.	183,331	3,958
*	Imperva Inc.	77,520	3,915
*	CEVA Inc.	168,400	3,789
^	Shutterstock Inc.	102,724	3,773
	RealPage Inc.	169,404	3,530
*	Proofpoint Inc.	65,486	3,522

	Broadridge Financial Solutions Inc.	59,066	3,503
*	Inphi Corp.	104,846	3,496
	ChannelAdvisor Corp.	305,736	3,440
*	Ruckus Wireless Inc.	343,800	3,373
	Descartes Systems Group Inc.	167,017	3,258
*	Qualys Inc.	128,400	3,250
	CDW Corp.	75,200	3,121
*,^ Aerohive Networks Inc.		618,385	3,086
	Barracuda Networks Inc.	185,607	2,858
*	Guidewire Software Inc.	50,856	2,771
	Jack Henry & Associates Inc.	31,678	2,679
*	Radware Ltd.	225,300	2,665
*	Manhattan Associates Inc.	46,141	2,624
	DST Systems Inc.	22,700	2,560
	Booz Allen Hamilton Holding Corp. Class A	83,706	2,535
	CSG Systems International Inc.	55,400	2,502
*	Aspen Technology Inc.	68,100	2,460
*	ShoreTel Inc.	329,484	2,451
*	Qlik Technologies Inc.	80,400	2,325
	FEI Co.	25,900	2,305
*	Rudolph Technologies Inc.	165,700	2,263
*,^ Advanced Micro Devices Inc.		791,227	2,255
	New Relic Inc.	83,768	2,185
*	MicroStrategy Inc. Class A	12,000	2,157
	Monolithic Power Systems Inc.	33,400	2,126
*	HubSpot Inc.	47,700	2,081
*	Virtusa Corp.	55,500	2,079
*	GoDaddy Inc. Class A	62,700	2,027
*	Silicon Laboratories Inc.	45,000	2,023
*	Wix.com Ltd.	99,087	2,008
*	Finisar Corp.	110,100	2,008
	Avnet Inc.	45,001	1,994
	EarthLink Holdings Corp.	331,696	1,881
*	Extreme Networks Inc.	601,102	1,869
*	Sykes Enterprises Inc.	61,898	1,868
	Leidos Holdings Inc.	36,933	1,858
*	Microsemi Corp.	47,100	1,804
	Jabil Circuit Inc.	92,372	1,780
*	OSI Systems Inc.	26,080	1,708
*	Ciena Corp.	89,200	1,697
*	PTC Inc.	49,857	1,653
*	ON Semiconductor Corp.	171,469	1,644
	TeleTech Holdings Inc.	58,264	1,617
*	Synchronoss Technologies Inc.	50,000	1,617
*	Tyler Technologies Inc.	12,000	1,543
*	Red Hat Inc.	20,676	1,541
	Intersil Corp. Class A	114,600	1,532
*	Cirrus Logic Inc.	41,637	1,516
^	Ebix Inc.	37,100	1,513
*	WNS Holdings Ltd. ADR	49,029	1,502
*	PROS Holdings Inc.	127,000	1,497
	Hackett Group Inc.	98,532	1,490
*	IPG Photonics Corp.	15,400	1,480
*	InvenSense Inc.	175,100	1,471
*	Blackhawk Network Holdings Inc.	41,596	1,427
	Science Applications International Corp.	26,300	1,403
	Global Payments Inc.	21,000	1,371

*	GTT Communications Inc.	82,906	1,371
	QAD Inc. Class A	64,200	1,364
	Power Integrations Inc.	27,000	1,341
*	Cardtronics Inc.	36,900	1,328
*,^ Allot Communications Ltd.		241,214	1,262
*	Teradata Corp.	46,220	1,213
*,^ Rapid7 Inc.		90,500	1,183
*	Synaptics Inc.	13,900	1,108
*,^ Fitbit Inc. Class A		72,769	1,102
*	LivePerson Inc.	186,470	1,091
	Travelport Worldwide Ltd.	75,987	1,038
*	Advanced Energy Industries Inc.	27,700	964
*	Unisys Corp.	117,000	901
*	ARRIS International plc	39,058	895
	Diebold Inc.	30,900	893
*	Paylocity Holding Corp.	26,327	862
*	Nimble Storage Inc.	108,300	849
*	Silicon Graphics International Corp.	118,353	843
	Heartland Payment Systems Inc.	7,400	715
*	Pandora Media Inc.	76,750	687
*	Shopify Inc.	24,200	683
*	EPAM Systems Inc.	9,119	681
*	Callidus Software Inc.	39,100	652
*	Angie's List Inc.	78,194	631
*	A10 Networks Inc.	103,640	614
	MAXIMUS Inc.	11,419	601
*,^ Digimarc Corp.		18,145	550
*	Jive Software Inc.	138,369	523
*	Infinera Corp.	32,300	519
	Tessera Technologies Inc.	15,400	477
*	Xcerra Corp.	63,500	414
*	Rackspace Hosting Inc.	19,000	410
*	Ambarella Inc.	8,420	376
*	Avid Technology Inc.	53,339	361
*	Bazaarvoice Inc.	104,798	330
*,^ Glu Mobile Inc.		116,648	329
*	ePlus Inc.	3,417	275
*	AVG Technologies NV	13,200	274
*	Interactive Intelligence Group Inc.	6,308	230
*	MaxLinear Inc.	12,400	229
*	CyberArk Software Ltd.	5,300	226
*	WebMD Health Corp.	3,500	219
	Pegasystems Inc.	7,900	201
*	Applied Micro Circuits Corp.	30,306	196
*	Paycom Software Inc.	5,020	179
*	PFSweb Inc.	13,618	179
*	MINDBODY Inc. Class A	11,704	156
			306,955
Materials (2.5%)
	Sealed Air Corp.	83,200	3,995
	Avery Dennison Corp.	46,636	3,363
	Quaker Chemical Corp.	32,501	2,758
	Graphic Packaging Holding Co.	181,000	2,326
*,^ Trinseo SA		59,075	2,175
	Bemis Co. Inc.	39,310	2,036
*	Chemtura Corp.	76,257	2,013
*	Koppers Holdings Inc.	79,396	1,784

	Steel Dynamics Inc.			69,400	1,562
	Schweitzer-Mauduit International Inc.			48,886	1,539
	Huntsman Corp.			107,171	1,425
	AEP Industries Inc.			20,503	1,353
*	US Concrete Inc.			14,788	881
	SunCoke Energy Inc.			106,874	695
	Worthington Industries Inc.			18,577	662
*	Axalta Coating Systems Ltd.			19,200	561
	Stepan Co.			6,408	354
	Kaiser Aluminum Corp.			3,954	334
*	Crown Holdings Inc.			6,300	312
*	Berry Plastics Group Inc.			6,809	246
*	American Vanguard Corp.			11,555	182
					30,556
	Other (1.1%)
2	Vanguard Small-Cap Growth ETF			104,300	12,412
*	NuPathe Inc. CVR			345,900	207
*	Prosensa Holding NV CVR Expire 2/15/17			189,490	188
					12,807
	Telecommunication Services (0.5%)
	Cogent Communications Holdings Inc.			69,862	2,727
*	Cincinnati Bell Inc.			239,400	926
	Inteliquent Inc.			54,700	878
*	FairPoint Communications Inc.			43,000	640
*	Boingo Wireless Inc.			26,233	203
	Windstream Holdings Inc.			24,236	186
*	General Communication Inc. Class A			8,900	163
					5,723
	Utilities (0.1%)
	Ormat Technologies Inc.			13,800	569
	Spark Energy Inc. Class A			6,776	122
					691
	Total Common Stocks (Cost $1,159,199)				1,174,574

		Coupon
	Temporary Cash Investments (5.4%)[1]
	Money Market Fund (5.1%)
	[3,4] Vanguard Market Liquidity Fund	0.495%		62,102,000	62,102

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.3%)
	[5,6] Federal Home Loan Bank Discount Notes	0.371%	5/4/16	100	100
	[5,6] Federal Home Loan Bank Discount Notes	0.582%	7/8/16	2,000	1,998
7	Freddie Mac Discount Notes	0.220%	4/15/16	1,100	1,100
					3,198
	Total Temporary Cash Investments (Cost $65,299)				65,300
	Total Investments (102.4%) (Cost $1,224,498)				1,239,874
	Other Assets and Liabilities-Net (-2.4%)[4]				(27,199)
	Net Assets (100%)				1,212,675

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,657,000.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.7% and 4.7%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $25,688,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $699,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Small Company Growth Portfolio

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,174,179	—	395
Temporary Cash Investments	62,102	3,198	—
Futures Contracts—Assets[1]	23	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	1,236,302	3,198	395
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Growth Index	June 2016	76	8,433	246

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At March 31, 2016, the cost of investment securities for tax purposes was $1,224,524,000. Net unrealized appreciation of investment securities for tax purposes was $15,350,000, consisting of unrealized gains of $150,747,000 on securities that had risen in value since their purchase and $135,397,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (28.3%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,536,138	49,602
Vanguard Extended Market Index Fund Investor Shares	174,396	10,957
		60,559
International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	1,788,009	25,783

U.S. Bond Fund (47.8%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	8,641,089	102,311

International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Investor Shares	2,328,350	25,332

Total Investments (100.0%) (Cost $215,343)		213,985
Other Assets and Liabilities-Net (0.0%)		(3)
Net Assets (100%)		213,982

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2016, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2016, the cost of investment securities for tax purposes was $215,343,000. Net unrealized depreciation of investment securities for tax purposes was $1,358,000, consisting of unrealized gains of $3,167,000 on securities that had risen in value since their purchase and $4,525,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Vanguard Conservative Allocation Portfolio

			Current Period Transactions
	Dec. 31,		Proceeds			March 31,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market
Index Fund	10,346	785	133	37	—	10,957
Vanguard Total International
Bond Index Fund	23,949	1,138	500	75	—	25,332
Vanguard Total International
Stock Index Fund	23,874	2,823	1,021	81	—	25,783
Vanguard Variable Insurance
Fund - Equity Index Portfolio	45,136	7,050	1,495	1,121	916	49,602
Vanguard Variable Insurance
Fund - Total Bond Market Index
Portfolio	95,808	9,582	3,439	2,324	277	102,311

Total	199,113	21,378	6,588	3,638	1,193	213,985
1 Includes net realized gain (loss) on affiliated investment securities sold of $459,000.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (42.2%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	2,872,709	92,760
Vanguard Extended Market Index Fund Investor Shares	321,078	20,173
		112,933
International Stock Fund (18.0%)
Vanguard Total International Stock Index Fund Investor Shares	3,345,356	48,240

U.S. Bond Fund (31.9%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	7,215,528	85,432

International Bond Fund (7.9%)
Vanguard Total International Bond Index Fund Investor Shares	1,953,579	21,255
Total Investment Companies (Cost $266,561)		267,860
Other Assets and Liabilities-Net (0.0%)		(19)
Net Assets (100%)		267,841

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2016, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2016, the cost of investment securities for tax purposes was $266,561,000. Net unrealized appreciation of investment securities for tax purposes was $1,299,000, consisting of unrealized gains of $7,265,000 on securities that had risen in value since their purchase and $5,966,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Fiduciary Trust Company - Vanguard Moderate Allocation Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds			March 31,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index					—
Fund	20,134	733	515	68		20,173
Vanguard Total International Bond					—
Index Fund	20,471	1,215	1,057	62		20,255
Vanguard Total International Stock					—
Index Fund	46,491	3,393	1,618	148		48,240
Vanguard Variable Insurance Fund	87,709	10,109	2,834	2,087	1,704	92,760
- Equity Index Portfolio
Vanguard Variable Insurance Fund	82,296	9,660	6,870	1,920	229	85,432
- Total Bond Market Index Porfolio
Total	257,101	25,110	12,894	4,285	1,933	267,860

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	43,471,985	1,403,710
Vanguard Extended Market Index Fund Investor Shares	4,843,707	304,330
Total Investments (100.0%) (Cost $1,565,707)		1,708,040
Other Assets and Liabilities-Net (0.0%)		(193)
Net Assets (100%)		1,707,847

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2016, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2016, the cost of investment securities for tax purposes was $1,565,707,000. Net unrealized appreciation of investment securities for tax purposes was $142,333,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds			March 31,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market
Index Fund	315,877	3,146	10,311	1,027	—	304,330
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	—
Vanguard Variable Insurance
Fund—Equity Index Portfolio	1,382,988	75,393	16,103	31,709	25,902	1,403,710
Total	1,698,865	78,539	26,414	32,736	25,902	1,708,040
1 Includes net realized gain (loss) on affiliated investment securities sold of $6,824,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments

As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (4.4%)
Newmont Mining Corp.	233,833	6,215
Alcoa Inc.	582,440	5,580
Freeport-McMoRan Inc.	511,993	5,294
Eastman Chemical Co.	62,037	4,481
Celanese Corp. Class A	64,991	4,257
Mosaic Co.	152,907	4,129
Airgas Inc.	28,877	4,090
International Flavors & Fragrances Inc.	35,433	4,031
CF Industries Holdings Inc.	103,330	3,238
Albemarle Corp.	49,764	3,181
Ashland Inc.	27,889	3,067
Avery Dennison Corp.	39,512	2,849
FMC Corp.	59,212	2,390
* WR Grace & Co.	31,317	2,229
Reliance Steel & Aluminum Co.	30,056	2,080
* Axalta Coating Systems Ltd.	63,045	1,841
Westlake Chemical Corp.	17,202	797
		59,749
Consumer Goods (14.7%)
Tyson Foods Inc. Class A	129,502	8,633
* Electronic Arts Inc.	129,829	8,583
ConAgra Foods Inc.	191,914	8,563
Dr Pepper Snapple Group Inc.	82,816	7,405
Molson Coors Brewing Co. Class B	76,824	7,389
Clorox Co.	57,197	7,210
* Under Armour Inc. Class A	80,270	6,809
JM Smucker Co.	50,248	6,524
Genuine Parts Co.	63,302	6,290
Whirlpool Corp.	34,137	6,156
* Jarden Corp.	92,515	5,454
* Mohawk Industries Inc.	27,679	5,284
Church & Dwight Co. Inc.	57,301	5,282
^ Newell Rubbermaid Inc.	118,057	5,229
McCormick & Co. Inc.	51,010	5,074
Mattel Inc.	150,286	5,053
Hormel Foods Corp.	116,734	5,047
Coach Inc.	123,039	4,933
Hanesbrands Inc.	173,552	4,918
DR Horton Inc.	155,609	4,704
Coca-Cola Enterprises Inc.	90,656	4,600
Delphi Automotive plc	61,311	4,599
* Michael Kors Holdings Ltd.	75,540	4,303
Harley-Davidson Inc.	81,545	4,186
Snap-on Inc.	25,671	4,030
Hasbro Inc.	49,770	3,986
* LKQ Corp.	122,155	3,900
Lennar Corp. Class A	79,148	3,828
BorgWarner Inc.	96,908	3,721

	Lear Corp.	32,881	3,655
	PVH Corp.	36,247	3,591
	Bunge Ltd.	62,320	3,532
*,^ lululemon athletica Inc.		42,228	2,859
*	NVR Inc.	1,633	2,829
	Harman International Industries Inc.	31,427	2,798
	Polaris Industries Inc.	27,306	2,689
	PulteGroup Inc.	138,623	2,594
*	WABCO Holdings Inc.	23,812	2,546
	Ralph Lauren Corp. Class A	25,687	2,473
	Leucadia National Corp.	144,025	2,329
*	Edgewell Personal Care Co.	26,276	2,116
	Goodyear Tire & Rubber Co.	58,910	1,943
*	WhiteWave Foods Co. Class A	38,977	1,584
*,^ Pilgrim's Pride Corp.		28,122	714
^	Coty Inc. Class A	18,136	505
*,^ Fitbit Inc. Class A		13,445	204
	Lennar Corp. Class B	4,820	187
			200,841
Consumer Services (14.1%)
	Ross Stores Inc.	178,988	10,363
*	Dollar Tree Inc.	98,525	8,124
	Nielsen Holdings plc	151,949	8,002
*,^ Charter Communications Inc. Class A		32,263	6,531
	Royal Caribbean Cruises Ltd.	76,808	6,310
*	Chipotle Mexican Grill Inc. Class A	13,280	6,254
	Expedia Inc.	54,819	5,911
	Tractor Supply Co.	59,069	5,343
	Marriott International Inc.	72,988	5,195
*	Ulta Salon Cosmetics & Fragrance Inc.	26,654	5,164
	Dollar General Corp.	57,871	4,954
	Advance Auto Parts Inc.	30,744	4,929
*	United Continental Holdings Inc.	79,661	4,769
	Alaska Air Group Inc.	55,275	4,534
	Whole Foods Market Inc.	145,333	4,521
*	CarMax Inc.	86,499	4,420
	Signet Jewelers Ltd.	35,113	4,355
*	MGM Resorts International	199,707	4,282
	Best Buy Co. Inc.	128,659	4,174
	Interpublic Group of Cos. Inc.	177,550	4,075
	Foot Locker Inc.	60,647	3,912
	Kohl's Corp.	83,881	3,910
*	Norwegian Cruise Line Holdings Ltd.	70,644	3,906
	Wyndham Worldwide Corp.	49,745	3,802
	AmerisourceBergen Corp. Class A	43,109	3,731
*	IHS Inc. Class A	29,759	3,695
	Tiffany & Co.	48,282	3,543
*	Bed Bath & Beyond Inc.	68,678	3,409
	Darden Restaurants Inc.	51,136	3,390
	Aramark	101,887	3,374
^	Wynn Resorts Ltd.	35,892	3,353
*	TripAdvisor Inc.	49,908	3,319
	Staples Inc.	285,229	3,146
^	Nordstrom Inc.	53,709	3,073
	Gap Inc.	97,624	2,870
*	Discovery Communications Inc.	106,253	2,869
	H&R Block Inc.	108,429	2,865

News Corp. Class A	221,453	2,828
Starwood Hotels & Resorts Worldwide Inc.	32,342	2,698
FactSet Research Systems Inc.	17,355	2,630
* Liberty Interactive Corp. QVC Group Class A	97,968	2,474
Scripps Networks Interactive Inc. Class A	35,687	2,338
Williams-Sonoma Inc.	35,736	1,956
* Discovery Communications Inc. Class A	66,329	1,899
* Rite Aid Corp.	231,918	1,890
Cablevision Systems Corp. Class A	46,931	1,549
* AutoNation Inc.	33,171	1,548
* Hertz Global Holdings Inc.	82,953	873
* Hyatt Hotels Corp. Class A	10,824	536
		193,596
Financials (18.9%)
Equinix Inc.	27,387	9,057
Hartford Financial Services Group Inc.	181,067	8,344
Moody's Corp.	73,230	7,071
M&T Bank Corp.	63,199	7,015
Realty Income Corp.	110,707	6,920
Willis Towers Watson plc	57,957	6,877
Essex Property Trust Inc.	29,183	6,825
Equifax Inc.	52,435	5,993
AvalonBay Communities Inc.	30,177	5,740
Digital Realty Trust Inc.	64,686	5,724
Welltower Inc.	78,661	5,454
Macerich Co.	65,921	5,224
* Markel Corp.	5,858	5,223
Principal Financial Group Inc.	129,206	5,097
Kimco Realty Corp.	173,977	5,007
Citizens Financial Group Inc.	233,714	4,896
Federal Realty Investment Trust	31,258	4,878
XL Group plc Class A	131,940	4,855
Extra Space Storage Inc.	51,798	4,841
Cincinnati Financial Corp.	68,977	4,508
Regions Financial Corp.	570,536	4,479
UDR Inc.	116,158	4,476
First Republic Bank	64,737	4,314
Annaly Capital Management Inc.	419,870	4,308
Western Union Co.	222,409	4,290
SL Green Realty Corp.	44,065	4,269
Lincoln National Corp.	106,446	4,173
KeyCorp	370,232	4,087
FNF Group	116,883	3,962
* Affiliated Managers Group Inc.	23,926	3,886
Everest Re Group Ltd.	19,100	3,771
* Arch Capital Group Ltd.	51,393	3,654
* CBRE Group Inc. Class A	125,911	3,629
* Ally Financial Inc.	191,962	3,594
VEREIT Inc.	400,828	3,555
Nasdaq Inc.	50,756	3,369
Huntington Bancshares Inc.	351,072	3,349
Unum Group	105,485	3,262
New York Community Bancorp Inc.	204,165	3,246
Camden Property Trust	38,519	3,239
* E*TRADE Financial Corp.	124,833	3,057
MSCI Inc. Class A	40,863	3,027
Comerica Inc.	77,987	2,953

Alexandria Real Estate Equities Inc.	32,366	2,942
Iron Mountain Inc.	83,874	2,844
Invesco Ltd.	91,961	2,830
Torchmark Corp.	51,753	2,803
SEI Investments Co.	65,034	2,800
Reinsurance Group of America Inc. Class A	29,067	2,798
American Capital Agency Corp.	149,043	2,777
CIT Group Inc.	88,702	2,752
Voya Financial Inc.	91,991	2,739
Raymond James Financial Inc.	56,172	2,674
Host Hotels & Resorts Inc.	158,403	2,645
* Realogy Holdings Corp.	64,991	2,347
Jones Lang LaSalle Inc.	19,918	2,337
WR Berkley Corp.	40,621	2,283
Lazard Ltd. Class A	57,353	2,225
Axis Capital Holdings Ltd.	39,842	2,210
Brixmor Property Group Inc.	85,747	2,197
Zions Bancorporation	90,293	2,186
People's United Financial Inc.	137,017	2,183
* Alleghany Corp.	3,241	1,608
Assurant Inc.	14,364	1,108
Navient Corp.	75,223	900
Legg Mason Inc.	23,611	819
* LendingClub Corp.	66,923	555
* Santander Consumer USA Holdings Inc.	23,538	247
		259,307
Health Care (8.3%)
* Edwards Lifesciences Corp.	94,838	8,366
CR Bard Inc.	32,533	6,593
DENTSPLY SIRONA Inc.	106,867	6,586
* Henry Schein Inc.	36,188	6,247
* Boston Scientific Corp.	298,690	5,618
* BioMarin Pharmaceutical Inc.	67,686	5,583
* DaVita HealthCare Partners Inc.	74,611	5,475
* Laboratory Corp. of America Holdings	44,700	5,236
* Incyte Corp.	70,317	5,096
Universal Health Services Inc. Class B	39,926	4,980
Quest Diagnostics Inc.	63,501	4,537
* Waters Corp.	34,367	4,534
* Centene Corp.	71,543	4,405
* Hologic Inc.	113,174	3,904
ResMed Inc.	62,058	3,588
* Varian Medical Systems Inc.	42,225	3,379
* Jazz Pharmaceuticals plc	25,727	3,359
* Medivation Inc.	72,242	3,322
Cooper Cos. Inc.	21,433	3,300
* IDEXX Laboratories Inc.	39,660	3,106
* Mallinckrodt plc	49,413	3,028
* Endo International plc	99,929	2,813
* Alkermes plc	66,842	2,285
* Quintiles Transnational Holdings Inc.	34,386	2,238
* Alnylam Pharmaceuticals Inc.	31,907	2,003
Patterson Cos. Inc.	37,508	1,745
* Envision Healthcare Holdings Inc.	82,487	1,683
		113,009

Industrials (16.6%)
* Fiserv Inc.	98,544	10,109
Roper Technologies Inc.	44,523	8,137
Fidelity National Information Services Inc.	124,680	7,893
Amphenol Corp. Class A	136,158	7,873
Vulcan Materials Co.	58,840	6,212
^ Fastenal Co.	121,417	5,949
^ WW Grainger Inc.	25,031	5,843
* FleetCor Technologies Inc.	38,647	5,749
* Alliance Data Systems Corp.	24,944	5,488
Rockwell Collins Inc.	57,940	5,343
* Verisk Analytics Inc. Class A	66,819	5,340
AMETEK Inc.	104,115	5,204
* TransDigm Group Inc.	22,506	4,959
Xerox Corp.	426,236	4,757
* Stericycle Inc.	37,648	4,751
CH Robinson Worldwide Inc.	63,620	4,723
Masco Corp.	147,994	4,654
Martin Marietta Materials Inc.	28,446	4,537
Ball Corp.	62,498	4,455
Dover Corp.	68,513	4,407
WestRock Co.	112,461	4,389
Pentair plc	79,856	4,333
Acuity Brands Inc.	19,407	4,233
Sealed Air Corp.	86,557	4,156
* Mettler-Toledo International Inc.	11,961	4,124
Kansas City Southern	47,931	4,096
Textron Inc.	108,150	3,943
Expeditors International of Washington Inc.	80,453	3,927
Fortune Brands Home & Security Inc.	69,623	3,902
* Vantiv Inc. Class A	68,651	3,699
L-3 Communications Holdings Inc.	31,122	3,688
Total System Services Inc.	72,826	3,465
Cintas Corp.	38,194	3,430
JB Hunt Transport Services Inc.	39,842	3,356
Fluor Corp.	61,420	3,298
Xylem Inc.	79,540	3,253
* Crown Holdings Inc.	61,769	3,063
Wabtec Corp.	38,554	3,057
ADT Corp.	73,327	3,025
* Sensata Technologies Holding NV	75,150	2,919
* Trimble Navigation Ltd.	111,172	2,757
ManpowerGroup Inc.	32,013	2,606
* Arrow Electronics Inc.	40,184	2,588
Avnet Inc.	58,183	2,578
Hubbell Inc. Class B	24,250	2,569
Robert Half International Inc.	55,045	2,564
Flowserve Corp.	57,732	2,564
* United Rentals Inc.	40,165	2,498
* Jacobs Engineering Group Inc.	54,138	2,358
Owens Corning	48,484	2,292
Macquarie Infrastructure Corp.	31,835	2,147
B/E Aerospace Inc.	46,161	2,129
FLIR Systems Inc.	61,867	2,039
Global Payments Inc.	28,696	1,874
Allison Transmission Holdings Inc.	68,018	1,835
* First Data Corp. Class A	78,731	1,019

	Chicago Bridge & Iron Co. NV	22,969	840
	AGCO Corp.	16,131	802
			227,798
Oil & Gas (5.1%)
*	Concho Resources Inc.	57,085	5,768
*	Cameron International Corp.	84,621	5,674
	EQT Corp.	70,731	4,757
	Cabot Oil & Gas Corp.	202,851	4,607
	Tesoro Corp.	53,347	4,588
	Columbia Pipeline Group Inc.	177,149	4,446
	Cimarex Energy Co.	41,847	4,070
	Marathon Oil Corp.	364,135	4,056
*	Weatherford International plc	388,396	3,022
*	Cheniere Energy Inc.	83,224	2,816
	Devon Energy Corp.	101,372	2,782
	HollyFrontier Corp.	78,005	2,755
*	FMC Technologies Inc.	100,674	2,754
	Helmerich & Payne Inc.	45,279	2,659
	National Oilwell Varco Inc.	83,040	2,583
	OGE Energy Corp.	88,203	2,525
^	Range Resources Corp.	75,227	2,436
	Core Laboratories NV	18,767	2,110
*,^ Antero Resources Corp.		67,566	1,680
	Murphy Oil Corp.	35,878	904
	Energen Corp.	21,255	778
	Oceaneering International Inc.	21,414	712
^	Transocean Ltd.	75,918	694
*	Continental Resources Inc.	20,465	621
			69,797
Technology (11.3%)
	NVIDIA Corp.	225,900	8,049
*	Cerner Corp.	135,213	7,161
	SanDisk Corp.	88,812	6,757
	Skyworks Solutions Inc.	84,703	6,598
*	Red Hat Inc.	80,644	6,009
*	Palo Alto Networks Inc.	36,032	5,878
*	Autodesk Inc.	99,527	5,803
	Lam Research Corp.	70,238	5,802
	Xilinx Inc.	112,867	5,353
*	Citrix Systems Inc.	64,592	5,076
	KLA-Tencor Corp.	68,736	5,005
	Linear Technology Corp.	105,775	4,713
	Maxim Integrated Products Inc.	126,917	4,668
	Western Digital Corp.	97,953	4,627
	Seagate Technology plc	131,363	4,526
	Harris Corp.	55,226	4,300
*	Akamai Technologies Inc.	74,907	4,163
	Microchip Technology Inc.	85,655	4,129
	Juniper Networks Inc.	161,099	4,110
*	ServiceNow Inc.	66,686	4,080
*	VeriSign Inc.	41,090	3,638
*	Workday Inc. Class A	47,029	3,614
	NetApp Inc.	129,130	3,524
*	ANSYS Inc.	38,984	3,488
*	Synopsys Inc.	66,937	3,242
*	F5 Networks Inc.	30,434	3,221

*	Gartner Inc.			34,607	3,092
*	Qorvo Inc.			60,572	3,053
*	Splunk Inc.			57,486	2,813
	Symantec Corp.			144,053	2,648
*	Micron Technology Inc.			229,865	2,407
*	Nuance Communications Inc.			107,991	2,018
	Garmin Ltd.			50,376	2,013
	Marvell Technology Group Ltd.			194,998	2,010
	CSRA Inc.			71,900	1,934
	CDK Global Inc.			34,467	1,604
*	IMS Health Holdings Inc.			50,690	1,346
*	NetSuite Inc.			17,728	1,214
	Computer Sciences Corp.			30,479	1,048
*	Premier Inc. Class A			19,932	665
					155,399
Telecommunications (1.2%)
*	Level 3 Communications Inc.			125,943	6,656
*	SBA Communications Corp. Class A			55,701	5,580
	Frontier Communications Corp.			515,209	2,880
*	Zayo Group Holdings Inc.			48,280	1,170
					16,286
Utilities (5.2%)
	WEC Energy Group Inc.			139,499	8,380
	Eversource Energy			140,157	8,177
	DTE Energy Co.			79,244	7,184
	American Water Works Co. Inc.			78,596	5,418
	Ameren Corp.			107,500	5,386
	CMS Energy Corp.			122,805	5,212
	SCANA Corp.			56,757	3,982
	CenterPoint Energy Inc.			181,154	3,790
	Alliant Energy Corp.			50,273	3,734
	Pinnacle West Capital Corp.			48,969	3,676
	AES Corp.			291,302	3,437
	NiSource Inc.			141,149	3,325
	Entergy Corp.			39,395	3,123
	ONEOK Inc.			93,081	2,779
*	Calpine Corp.			157,667	2,392
	Avangrid Inc.			26,725	1,072
					71,067
Total Common Stocks (Cost $1,132,920)					1,366,849
Temporary Cash Investments (1.2%)[1]

Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund, 0.495%				15,690,646	15,691

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes		0.486-0.496%	8/24/16	300	299
5	United States Treasury Note/Bond	0.375%	5/31/16	200	200
					499
Total Temporary Cash Investments (Cost $16,190)					16,190

Total Investments (101.0%) (Cost $1,149,110)	1,383,039
Other Asset and Liabilities-Net (-1.0%)[3]	(13,295)
Net Assets (100%)	1,369,744

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,212,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $13,603,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $499,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,366,849	—	—
Temporary Cash Investments	15,691	499	—
Futures Contracts—Assets[1]	1	—	—
Total	1,382,541	499	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest

Vanguard Mid-Cap Index Portfolio

incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2016	24	3,459	(117)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $1,149,110,000. Net unrealized appreciation of investment securities for tax purposes was $233,929,000, consisting of unrealized gains of $305,417,000 on securities that had risen in value since their purchase and $71,488,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments

As of March 31, 2016

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.1%)
Diversified REITs (8.1%)
VEREIT Inc.	1,187,491	10,533
Duke Realty Corp.	453,075	10,212
WP Carey Inc.	130,143	8,100
Spirit Realty Capital Inc.	579,228	6,516
Liberty Property Trust	193,849	6,486
Forest City Realty Trust Inc. Class A	269,350	5,681
STORE Capital Corp.	184,789	4,782
Gramercy Property Trust	551,121	4,657
NorthStar Realty Finance Corp.	248,337	3,258
Cousins Properties Inc.	267,450	2,776
PS Business Parks Inc.	26,638	2,677
Washington REIT	89,403	2,612
Empire State Realty Trust Inc.	146,402	2,567
Lexington Realty Trust	277,776	2,389
Select Income REIT	88,083	2,030
Global Net Lease Inc.	221,530	1,896
American Assets Trust Inc.	44,538	1,778
Investors Real Estate Trust	164,131	1,192
First Potomac Realty Trust	75,704	686
Winthrop Realty Trust	40,335	530
Whitestone REIT	35,576	447
One Liberty Properties Inc.	17,517	393
RAIT Financial Trust	118,823	373
		82,571
Health Care REITs (12.0%)
Welltower Inc.	464,040	32,177
Ventas Inc.	436,660	27,492
HCP Inc.	609,792	19,867
Omega Healthcare Investors Inc.	245,367	8,661
Senior Housing Properties Trust	311,398	5,571
Healthcare Trust of America Inc. Class A	166,537	4,900
Healthcare Realty Trust Inc.	131,961	4,076
Medical Properties Trust Inc.	311,824	4,048
National Health Investors Inc.	46,776	3,112
Care Capital Properties Inc.	110,103	2,955
Physicians Realty Trust	138,603	2,575
LTC Properties Inc.	46,800	2,117
Sabra Health Care REIT Inc.	85,284	1,713
New Senior Investment Group Inc.	113,158	1,166
CareTrust REIT Inc.	74,725	949
Universal Health Realty Income Trust	16,577	932
		122,311
Hotel & Resort REITs (5.5%)
Host Hotels & Resorts Inc.	985,669	16,461
Hospitality Properties Trust	198,702	5,278
Apple Hospitality REIT Inc.	217,179	4,302
Sunstone Hotel Investors Inc.	283,243	3,965
RLJ Lodging Trust	164,860	3,772

LaSalle Hotel Properties	148,036	3,747
Ryman Hospitality Properties Inc.	60,494	3,114
Pebblebrook Hotel Trust	94,219	2,739
DiamondRock Hospitality Co.	263,256	2,664
Xenia Hotels & Resorts Inc.	139,423	2,178
Chesapeake Lodging Trust	78,445	2,076
FelCor Lodging Trust Inc.	178,323	1,448
Summit Hotel Properties Inc.	113,747	1,362
Hersha Hospitality Trust Class A	54,229	1,157
Chatham Lodging Trust	50,076	1,073
Ashford Hospitality Trust Inc.	124,495	794
Ashford Hospitality Prime Inc.	37,461	437
		56,567
Industrial REITs (4.5%)
Prologis Inc.	687,556	30,376
DCT Industrial Trust Inc.	115,772	4,570
First Industrial Realty Trust Inc.	153,349	3,487
EastGroup Properties Inc.	42,440	2,562
STAG Industrial Inc.	89,478	1,822
Terreno Realty Corp.	56,991	1,337
Rexford Industrial Realty Inc.	72,752	1,321
Monmouth Real Estate Investment Corp.	71,680	852
		46,327
Office REITs (12.0%)
Boston Properties Inc.	201,332	25,585
Vornado Realty Trust	222,532	21,014
SL Green Realty Corp.	130,783	12,670
Alexandria Real Estate Equities Inc.	95,101	8,644
Kilroy Realty Corp.	120,999	7,486
Highwoods Properties Inc.	124,998	5,976
Douglas Emmett Inc.	182,927	5,508
* Equity Commonwealth	157,404	4,442
Piedmont Office Realty Trust Inc. Class A	191,185	3,883
Columbia Property Trust Inc.	154,952	3,407
Paramount Group Inc.	208,660	3,328
Corporate Office Properties Trust	123,990	3,253
Brandywine Realty Trust	230,216	3,230
Hudson Pacific Properties Inc.	99,987	2,892
Mack-Cali Realty Corp.	111,526	2,621
New York REIT Inc.	213,526	2,157
Parkway Properties Inc.	109,996	1,723
Government Properties Income Trust	93,516	1,669
Franklin Street Properties Corp.	117,957	1,251
NorthStar Realty Europe Corp.	82,245	954
Tier REIT Inc.	61,997	833
Easterly Government Properties Inc.	19,043	353
		122,879
Residential REITs (16.5%)
Equity Residential	477,631	35,837
AvalonBay Communities Inc.	179,483	34,138
Essex Property Trust Inc.	86,596	20,251
UDR Inc.	343,609	13,239
Mid-America Apartment Communities Inc.	98,827	10,101
Camden Property Trust	113,912	9,579
Apartment Investment & Management Co. Class A	205,291	8,585
American Campus Communities Inc.	167,810	7,902

Equity LifeStyle Properties Inc.	105,052	7,640
Sun Communities Inc.	77,262	5,533
Post Properties Inc.	70,953	4,239
American Homes 4 Rent Class A	223,348	3,551
Education Realty Trust Inc.	81,979	3,410
Monogram Residential Trust Inc.	207,984	2,051
Colony Starwood Homes	54,025	1,337
Silver Bay Realty Trust Corp.	44,767	665
		168,058
Retail REITs (24.9%)
Simon Property Group Inc.	405,793	84,279
General Growth Properties Inc.	752,255	22,365
Realty Income Corp.	327,336	20,462
Kimco Realty Corp.	541,959	15,598
Federal Realty Investment Trust	91,022	14,204
Macerich Co.	176,461	13,983
Regency Centers Corp.	123,556	9,248
National Retail Properties Inc.	178,617	8,252
DDR Corp.	403,883	7,185
Brixmor Property Group Inc.	234,781	6,015
Weingarten Realty Investors	154,405	5,793
Taubman Centers Inc.	78,963	5,625
Retail Properties of America Inc.	311,115	4,931
Tanger Factory Outlet Centers Inc.	125,619	4,571
Equity One Inc.	120,067	3,441
Urban Edge Properties	130,266	3,366
Acadia Realty Trust	90,550	3,181
Kite Realty Group Trust	108,552	3,008
CBL & Associates Properties Inc.	223,562	2,660
Retail Opportunity Investments Corp.	130,489	2,626
WP Glimcher Inc.	243,461	2,311
Pennsylvania REIT	90,996	1,988
Ramco-Gershenson Properties Trust	103,857	1,873
^ Seritage Growth Properties Class A	32,719	1,635
Alexander's Inc.	3,019	1,149
Agree Realty Corp.	25,381	976
Rouse Properties Inc.	53,086	976
Saul Centers Inc.	16,658	883
Urstadt Biddle Properties Inc. Class A	34,848	730
Getty Realty Corp.	35,112	696
Cedar Realty Trust Inc.	94,225	681
		254,691
Specialized REITs (16.6%)
Public Storage	193,019	53,240
Equinix Inc.	87,482	28,931
Digital Realty Trust Inc.	191,892	16,981
Extra Space Storage Inc.	153,742	14,369
Iron Mountain Inc.	263,022	8,919
CubeSmart	226,347	7,537
Sovran Self Storage Inc.	51,194	6,038
EPR Properties	78,398	5,223
Corrections Corp. of America	153,764	4,928
Gaming and Leisure Properties Inc.	143,492	4,437
CyrusOne Inc.	92,411	4,219
DuPont Fabros Technology Inc.	96,148	3,897
GEO Group Inc.	97,922	3,395

QTS Realty Trust Inc. Class A			61,354	2,907
CoreSite Realty Corp.			39,444	2,761
Four Corners Property Trust Inc.			71,994	1,292
				169,074
Total Real Estate Investment Trusts (Cost $956,540)				1,022,478
	Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund	0.495%		238,501	239

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.386%	5/26/16	100	100
Total Temporary Cash Investments (Cost $339)				339
Total Investments (100.2%) (Cost $956,879)				1,022,817
Other Assets and Liabilities-Net (-0.2%)[2]				(1,554)
Net Assets (100%)				1,021,263

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $225,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $239,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

Vanguard REIT Index Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	1,022,478	—	—
Temporary Cash Investments	239	100	—
Total	1,022,717	100	—

C. At March 31, 2016, the cost of investment securities for tax purposes was $956,879,000. Net unrealized appreciation of investment securities for tax purposes was $65,938,000, consisting of unrealized gains of $154,731,000 on securities that had risen in value since their purchase and $88,793,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (12.9%)
* Amazon.com Inc.	86,682	51,458
Home Depot Inc.	284,711	37,989
Walt Disney Co.	336,935	33,461
Comcast Corp. Class A	545,308	33,307
McDonald's Corp.	202,391	25,436
Starbucks Corp.	331,702	19,803
NIKE Inc. Class B	301,478	18,532
Lowe's Cos. Inc.	204,401	15,483
* Priceline Group Inc.	11,129	14,345
Time Warner Inc.	178,651	12,961
Time Warner Cable Inc.	63,293	12,951
Ford Motor Co.	871,181	11,761
TJX Cos. Inc.	149,525	11,715
Target Corp.	135,104	11,116
General Motors Co.	315,727	9,923
* Netflix Inc.	95,341	9,747
Yum! Brands Inc.	91,245	7,468
Twenty-First Century Fox Inc. Class A	251,271	7,005
* O'Reilly Automotive Inc.	21,997	6,020
Johnson Controls Inc.	144,425	5,628
Dollar General Corp.	64,888	5,554
Carnival Corp.	102,725	5,421
* AutoZone Inc.	6,803	5,420
Ross Stores Inc.	90,352	5,231
CBS Corp. Class B	94,681	5,216
L Brands Inc.	57,089	5,013
VF Corp.	76,340	4,944
Delphi Automotive plc	62,519	4,690
Omnicom Group Inc.	54,215	4,512
* Dollar Tree Inc.	52,287	4,312
* Under Armour Inc. Class A	40,167	3,407
Genuine Parts Co.	33,718	3,350
Viacom Inc. Class B	77,326	3,192
* Chipotle Mexican Grill Inc. Class A	6,736	3,172
Whirlpool Corp.	17,515	3,159
Starwood Hotels & Resorts Worldwide Inc.	37,847	3,158
Royal Caribbean Cruises Ltd.	38,292	3,146
Macy's Inc.	70,023	3,087
Marriott International Inc. Class A	43,104	3,068
Expedia Inc.	26,417	2,848
Twenty-First Century Fox Inc.	96,757	2,729
* Mohawk Industries Inc.	14,278	2,726
Tractor Supply Co.	29,946	2,709
Newell Rubbermaid Inc.	59,735	2,646
Advance Auto Parts Inc.	16,376	2,626
Mattel Inc.	75,458	2,537
Hanesbrands Inc.	87,935	2,492
Coach Inc.	61,861	2,480
* Michael Kors Holdings Ltd.	41,359	2,356

* CarMax Inc.	45,487	2,324
DR Horton Inc.	73,127	2,211
Signet Jewelers Ltd.	17,820	2,210
Harley-Davidson Inc.	42,836	2,199
Best Buy Co. Inc.	66,091	2,144
Interpublic Group of Cos. Inc.	90,067	2,067
Hasbro Inc.	24,990	2,002
Wyndham Worldwide Corp.	25,976	1,985
Goodyear Tire & Rubber Co.	60,184	1,985
Kohl's Corp.	42,071	1,961
Lennar Corp. Class A	39,845	1,927
BorgWarner Inc.	49,850	1,914
Tiffany & Co.	25,107	1,842
* Bed Bath & Beyond Inc.	37,008	1,837
PVH Corp.	18,505	1,833
Wynn Resorts Ltd.	18,255	1,706
Darden Restaurants Inc.	25,649	1,701
* TripAdvisor Inc.	25,217	1,677
Nordstrom Inc.	28,646	1,639
Cablevision Systems Corp. Class A	49,523	1,634
Staples Inc.	144,351	1,592
Gap Inc.	50,809	1,494
Leggett & Platt Inc.	30,344	1,469
* Discovery Communications Inc.	53,418	1,442
Harman International Industries Inc.	15,752	1,403
News Corp. Class A	109,223	1,395
H&R Block Inc.	52,718	1,393
Scripps Networks Interactive Inc. Class A	20,871	1,367
PulteGroup Inc.	71,425	1,336
Ralph Lauren Corp. Class A	13,232	1,274
TEGNA Inc.	49,632	1,164
Garmin Ltd.	26,615	1,064
* Discovery Communications Inc. Class A	32,818	940
* AutoNation Inc.	17,281	807
GameStop Corp. Class A	23,709	752
* Urban Outfitters Inc.	19,709	652
		519,652
Consumer Staples (10.4%)
Procter & Gamble Co.	595,424	49,009
Coca-Cola Co.	874,087	40,549
Philip Morris International Inc.	347,900	34,132
PepsiCo Inc.	324,400	33,245
Altria Group Inc.	439,575	27,544
CVS Health Corp.	247,361	25,659
Wal-Mart Stores Inc.	352,229	24,124
Walgreens Boots Alliance Inc.	194,535	16,388
Costco Wholesale Corp.	98,772	15,564
Colgate-Palmolive Co.	200,372	14,156
Mondelez International Inc. Class A	352,155	14,128
Kimberly-Clark Corp.	81,012	10,897
Kraft Heinz Co.	132,620	10,419
Reynolds American Inc.	184,956	9,305
General Mills Inc.	133,414	8,452
Kroger Co.	217,138	8,306
Constellation Brands Inc. Class A	39,505	5,969
Sysco Corp.	117,408	5,486
Archer-Daniels-Midland Co.	133,212	4,837

	Estee Lauder Cos. Inc. Class A	49,668	4,684
*	Monster Beverage Corp.	33,422	4,458
	Tyson Foods Inc. Class A	65,932	4,395
	Kellogg Co.	56,818	4,349
	ConAgra Foods Inc.	96,971	4,327
	Molson Coors Brewing Co. Class B	40,360	3,882
	Dr Pepper Snapple Group Inc.	42,242	3,777
	Clorox Co.	28,787	3,629
	Mead Johnson Nutrition Co.	41,681	3,542
	JM Smucker Co.	26,695	3,466
	Hershey Co.	32,090	2,955
	Church & Dwight Co. Inc.	29,294	2,700
	Hormel Foods Corp.	60,120	2,600
	McCormick & Co. Inc.	25,965	2,583
	Campbell Soup Co.	40,216	2,565
	Coca-Cola Enterprises Inc.	46,865	2,378
	Whole Foods Market Inc.	72,840	2,266
	Brown-Forman Corp. Class B	22,775	2,243
			418,968
Energy (6.8%)
	Exxon Mobil Corp.	932,327	77,933
	Chevron Corp.	422,861	40,341
	Schlumberger Ltd.	281,705	20,776
	Occidental Petroleum Corp.	170,345	11,657
	ConocoPhillips	275,287	11,086
	Phillips 66	105,940	9,173
	EOG Resources Inc.	122,682	8,904
	Kinder Morgan Inc.	409,184	7,308
	Halliburton Co.	191,170	6,829
	Valero Energy Corp.	105,535	6,769
	Anadarko Petroleum Corp.	113,709	5,295
	Pioneer Natural Resources Co.	36,747	5,172
	Spectra Energy Corp.	150,233	4,597
	Marathon Petroleum Corp.	118,704	4,413
	Baker Hughes Inc.	97,685	4,282
	Apache Corp.	84,089	4,104
	Devon Energy Corp.	114,023	3,129
	Hess Corp.	58,143	3,061
	Noble Energy Inc.	94,686	2,974
*	Concho Resources Inc.	28,818	2,912
*	Cameron International Corp.	42,557	2,853
	National Oilwell Varco Inc.	84,322	2,622
	Williams Cos. Inc.	153,131	2,461
	EQT Corp.	35,957	2,418
	Tesoro Corp.	27,063	2,328
	Cabot Oil & Gas Corp.	102,324	2,324
	Columbia Pipeline Group Inc.	87,051	2,185
	Cimarex Energy Co.	21,106	2,053
	Marathon Oil Corp.	183,683	2,046
	Helmerich & Payne Inc.	24,328	1,429
*	Newfield Exploration Co.	42,838	1,424
	ONEOK Inc.	46,712	1,395
*	FMC Technologies Inc.	50,610	1,385
	Range Resources Corp.	38,281	1,240
	Murphy Oil Corp.	36,637	923
*,^ Southwestern Energy Co.		85,575	691
^	Transocean Ltd.	75,158	687

^ Chesapeake Energy Corp.	114,143	470
Diamond Offshore Drilling Inc.	14,976	325
California Resources Corp.	6,384	7
		271,981
Financials (15.6%)
* Berkshire Hathaway Inc. Class B	389,163	55,215
Wells Fargo & Co.	1,037,960	50,196
JPMorgan Chase & Co.	824,032	48,799
Bank of America Corp.	2,325,246	31,437
Citigroup Inc.	661,827	27,631
US Bancorp	367,182	14,904
Simon Property Group Inc.	69,118	14,355
Goldman Sachs Group Inc.	88,666	13,919
American International Group Inc.	256,660	13,873
Chubb Ltd.	102,832	12,252
American Express Co.	183,890	11,291
MetLife Inc.	247,868	10,891
American Tower Corporation	94,540	9,678
PNC Financial Services Group Inc.	113,496	9,598
BlackRock Inc.	28,168	9,593
Public Storage	32,839	9,058
Bank of New York Mellon Corp.	241,468	8,893
Morgan Stanley	343,016	8,579
Capital One Financial Corp.	118,828	8,236
Travelers Cos. Inc.	66,151	7,721
Charles Schwab Corp.	267,461	7,494
CME Group Inc.	75,535	7,255
Prudential Financial Inc.	100,265	7,241
Marsh & McLennan Cos. Inc.	116,671	7,092
Crown Castle International Corp.	74,629	6,455
Aon plc	61,086	6,380
Intercontinental Exchange Inc.	26,555	6,244
Equity Residential	81,404	6,108
Aflac Inc.	95,164	6,009
McGraw Hill Financial Inc.	60,445	5,983
Allstate Corp.	86,284	5,813
AvalonBay Communities Inc.	30,520	5,805
BB&T Corp.	174,290	5,799
Welltower Inc.	79,231	5,494
Weyerhaeuser Co.	175,925	5,450
* Synchrony Financial	186,439	5,343
State Street Corp.	90,200	5,279
Prologis Inc.	117,321	5,183
Equinix Inc.	15,314	5,065
Discover Financial Services	92,943	4,733
Ventas Inc.	74,097	4,665
Progressive Corp.	130,179	4,575
* Berkshire Hathaway Inc. Class A	21	4,483
Boston Properties Inc.	34,287	4,357
T. Rowe Price Group Inc.	56,039	4,117
SunTrust Banks Inc.	113,831	4,107
Hartford Financial Services Group Inc.	88,964	4,100
M&T Bank Corp.	35,659	3,958
General Growth Properties Inc.	129,682	3,856
Vornado Realty Trust	39,494	3,729
Moody's Corp.	38,340	3,702
Willis Towers Watson plc	30,831	3,658

Ameriprise Financial Inc.	37,927	3,566
Realty Income Corp.	55,609	3,476
Essex Property Trust Inc.	14,687	3,435
HCP Inc.	103,431	3,370
Franklin Resources Inc.	84,824	3,312
Northern Trust Corp.	48,547	3,164
Fifth Third Bancorp	176,514	2,946
Invesco Ltd.	94,254	2,900
Host Hotels & Resorts Inc.	167,618	2,799
Kimco Realty Corp.	92,122	2,651
Extra Space Storage Inc.	27,782	2,597
Citizens Financial Group Inc.	118,415	2,481
XL Group plc Class A	66,443	2,445
Federal Realty Investment Trust	15,598	2,434
Principal Financial Group Inc.	60,864	2,401
Loews Corp.	60,027	2,297
Regions Financial Corp.	291,153	2,286
UDR Inc.	58,478	2,253
Macerich Co.	28,277	2,241
Lincoln National Corp.	55,350	2,170
SL Green Realty Corp.	22,254	2,156
Cincinnati Financial Corp.	32,915	2,151
KeyCorp	185,882	2,052
* Affiliated Managers Group Inc.	12,008	1,950
* CBRE Group Inc. Class A	64,816	1,868
Nasdaq Inc.	25,917	1,720
Unum Group	54,823	1,695
Huntington Bancshares Inc.	176,645	1,685
* E*TRADE Financial Corp.	65,151	1,596
Comerica Inc.	39,028	1,478
Iron Mountain Inc.	43,269	1,467
Apartment Investment & Management Co.	34,533	1,444
Torchmark Corp.	25,634	1,388
Leucadia National Corp.	74,414	1,203
Assurant Inc.	14,587	1,125
People's United Financial Inc.	69,826	1,112
Zions Bancorporation	45,795	1,109
Navient Corp.	82,235	984
Legg Mason Inc.	24,224	840
		629,898
Health Care (14.3%)
Johnson & Johnson	619,550	67,035
Pfizer Inc.	1,357,770	40,244
Merck & Co. Inc.	623,861	33,008
Gilead Sciences Inc.	306,938	28,195
UnitedHealth Group Inc.	212,900	27,443
Amgen Inc.	168,446	25,255
Bristol-Myers Squibb Co.	374,796	23,942
* Allergan plc	88,609	23,750
Medtronic plc	315,747	23,681
AbbVie Inc.	361,674	20,659
* Celgene Corp.	175,580	17,574
Eli Lilly & Co.	218,009	15,699
Abbott Laboratories	333,130	13,935
* Biogen Inc.	49,088	12,779
Thermo Fisher Scientific Inc.	89,139	12,621
* Express Scripts Holding Co.	151,110	10,380

Aetna Inc.	77,886	8,751
Anthem Inc.	58,358	8,111
McKesson Corp.	51,374	8,079
Cigna Corp.	57,509	7,893
Stryker Corp.	70,588	7,573
Becton Dickinson and Co.	47,147	7,158
* Alexion Pharmaceuticals Inc.	50,303	7,003
* Regeneron Pharmaceuticals Inc.	17,333	6,248
Baxalta Inc.	152,824	6,174
Humana Inc.	33,044	6,045
Cardinal Health Inc.	73,569	6,029
* Boston Scientific Corp.	300,662	5,655
* HCA Holdings Inc.	68,580	5,353
* Illumina Inc.	32,662	5,295
Baxter International Inc.	122,393	5,028
* Intuitive Surgical Inc.	8,362	5,026
Zoetis Inc.	102,071	4,525
* Vertex Pharmaceuticals Inc.	55,085	4,379
* Mylan NV	92,432	4,284
Zimmer Biomet Holdings Inc.	39,908	4,255
* Edwards Lifesciences Corp.	48,022	4,236
Perrigo Co. plc	32,754	4,190
AmerisourceBergen Corp. Class A	43,506	3,765
* Cerner Corp.	67,876	3,595
St. Jude Medical Inc.	62,879	3,458
CR Bard Inc.	16,464	3,337
DENTSPLY SIRONA Inc.	53,904	3,322
* Henry Schein Inc.	18,550	3,202
Agilent Technologies Inc.	73,831	2,942
* DaVita HealthCare Partners Inc.	37,404	2,745
* Laboratory Corp. of America Holdings	22,578	2,645
Universal Health Services Inc. Class B	20,352	2,538
* Waters Corp.	18,407	2,428
* Centene Corp.	38,103	2,346
Quest Diagnostics Inc.	31,980	2,285
* Hologic Inc.	55,369	1,910
* Varian Medical Systems Inc.	21,472	1,718
* Mallinckrodt plc	25,761	1,579
* Endo International plc	46,512	1,309
PerkinElmer Inc.	24,856	1,229
Patterson Cos. Inc.	19,000	884
* Tenet Healthcare Corp.	21,694	628
		575,355
Industrials (10.1%)
General Electric Co.	2,094,642	66,589
3M Co.	135,737	22,618
Honeywell International Inc.	172,223	19,298
Boeing Co.	139,756	17,741
United Technologies Corp.	173,738	17,391
United Parcel Service Inc. Class B	155,495	16,400
Union Pacific Corp.	190,766	15,175
Lockheed Martin Corp.	58,966	13,061
Danaher Corp.	134,292	12,739
Caterpillar Inc.	129,933	9,945
FedEx Corp.	57,455	9,349
General Dynamics Corp.	66,332	8,714
Delta Air Lines Inc.	175,732	8,555

Raytheon Co.	67,410	8,266
Northrop Grumman Corp.	40,647	8,044
Emerson Electric Co.	146,210	7,951
Illinois Tool Works Inc.	72,910	7,469
Southwest Airlines Co.	144,989	6,496
Eaton Corp. plc	103,177	6,455
CSX Corp.	217,749	5,607
Norfolk Southern Corp.	66,661	5,550
American Airlines Group Inc.	135,308	5,549
Waste Management Inc.	92,535	5,460
Deere & Co.	67,191	5,173
* United Continental Holdings Inc.	80,605	4,825
PACCAR Inc.	78,730	4,306
Nielsen Holdings plc	81,245	4,278
Roper Technologies Inc.	22,457	4,104
Cummins Inc.	36,784	4,044
Ingersoll-Rand plc	58,379	3,620
Stanley Black & Decker Inc.	33,427	3,517
Tyco International plc	94,035	3,452
Parker-Hannifin Corp.	30,412	3,378
Rockwell Automation Inc.	29,556	3,362
^ Fastenal Co.	64,768	3,174
Equifax Inc.	26,420	3,020
WW Grainger Inc.	12,930	3,018
* Verisk Analytics Inc. Class A	34,672	2,771
Rockwell Collins Inc.	29,361	2,707
AMETEK Inc.	53,004	2,649
Republic Services Inc. Class A	53,202	2,535
* Stericycle Inc.	19,012	2,399
CH Robinson Worldwide Inc.	31,982	2,374
Masco Corp.	74,655	2,348
Dover Corp.	34,854	2,242
Textron Inc.	60,890	2,220
Pentair plc	40,074	2,174
Kansas City Southern	24,557	2,098
L-3 Communications Holdings Inc.	17,581	2,083
Expeditors International of Washington Inc.	41,858	2,043
Snap-on Inc.	12,936	2,031
Cintas Corp.	19,650	1,765
JB Hunt Transport Services Inc.	20,280	1,708
Fluor Corp.	31,376	1,685
Xylem Inc.	40,048	1,638
ADT Corp.	36,578	1,509
Robert Half International Inc.	29,639	1,381
Allegion plc	21,593	1,376
Flowserve Corp.	29,644	1,316
* United Rentals Inc.	20,558	1,278
* Jacobs Engineering Group Inc.	27,772	1,209
Pitney Bowes Inc.	44,658	962
Dun & Bradstreet Corp.	8,067	832
* Quanta Services Inc.	35,794	808
Ryder System Inc.	11,783	763
		408,597
Information Technology (20.8%)
Apple Inc.	1,245,059	135,699
Microsoft Corp.	1,775,544	98,063
* Facebook Inc. Class A	515,288	58,794

* Alphabet Inc. Class A	65,692	50,116
* Alphabet Inc. Class C	66,721	49,704
Intel Corp.	1,060,589	34,310
Visa Inc. Class A	430,758	32,944
Cisco Systems Inc.	1,129,643	32,161
International Business Machines Corp.	198,452	30,056
Oracle Corp.	707,377	28,939
MasterCard Inc. Class A	220,950	20,880
QUALCOMM Inc.	335,663	17,166
Accenture plc Class A	141,065	16,279
Texas Instruments Inc.	226,669	13,015
Broadcom Ltd.	83,224	12,858
EMC Corp.	437,154	11,650
* Adobe Systems Inc.	111,479	10,457
* salesforce.com inc	141,620	10,456
* PayPal Holdings Inc.	247,974	9,572
Automatic Data Processing Inc.	102,833	9,225
* Cognizant Technology Solutions Corp. Class A	135,744	8,511
* Yahoo! Inc.	194,179	7,148
Hewlett Packard Enterprise Co.	385,340	6,832
Intuit Inc.	57,559	5,987
* eBay Inc.	246,174	5,874
Applied Materials Inc.	255,904	5,420
* Fiserv Inc.	50,930	5,224
Corning Inc.	248,488	5,191
TE Connectivity Ltd.	82,979	5,138
HP Inc.	387,540	4,774
* Electronic Arts Inc.	69,160	4,572
Analog Devices Inc.	69,603	4,120
NVIDIA Corp.	113,806	4,055
Amphenol Corp. Class A	68,700	3,972
Fidelity National Information Services Inc.	61,774	3,911
Paychex Inc.	71,499	3,862
Activision Blizzard Inc.	112,181	3,796
SanDisk Corp.	44,841	3,412
Skyworks Solutions Inc.	42,587	3,318
* Red Hat Inc.	40,768	3,038
* Alliance Data Systems Corp.	13,709	3,016
* Autodesk Inc.	50,571	2,949
Lam Research Corp.	35,225	2,910
Symantec Corp.	150,552	2,767
Xilinx Inc.	57,476	2,726
Motorola Solutions Inc.	35,863	2,715
* Citrix Systems Inc.	34,396	2,703
KLA-Tencor Corp.	34,993	2,548
* Micron Technology Inc.	241,399	2,527
Western Digital Corp.	51,595	2,437
Linear Technology Corp.	53,297	2,375
Xerox Corp.	211,917	2,365
Seagate Technology plc	66,550	2,293
* Akamai Technologies Inc.	39,652	2,203
Microchip Technology Inc.	45,007	2,169
Western Union Co.	112,099	2,162
Harris Corp.	27,659	2,154
CA Inc.	65,647	2,021
Juniper Networks Inc.	79,071	2,017
* VeriSign Inc.	21,950	1,943

Total System Services Inc.	37,948	1,806
NetApp Inc.	64,773	1,768
* F5 Networks Inc.	15,806	1,673
* Qorvo Inc.	28,749	1,449
* First Solar Inc.	16,925	1,159
FLIR Systems Inc.	30,963	1,020
CSRA Inc.	31,114	837
* Teradata Corp.	29,208	766
		839,977
Materials (2.8%)
Dow Chemical Co.	251,348	12,784
EI du Pont de Nemours & Co.	195,912	12,405
Monsanto Co.	98,280	8,623
Praxair Inc.	63,634	7,283
PPG Industries Inc.	60,046	6,694
LyondellBasell Industries NV Class A	77,596	6,641
Ecolab Inc.	59,475	6,633
Air Products & Chemicals Inc.	43,335	6,242
Sherwin-Williams Co.	17,693	5,037
International Paper Co.	92,606	3,800
Nucor Corp.	71,060	3,361
Newmont Mining Corp.	117,881	3,133
Vulcan Materials Co.	29,677	3,133
Freeport-McMoRan Inc.	277,490	2,869
Alcoa Inc.	292,379	2,801
Eastman Chemical Co.	33,306	2,406
Martin Marietta Materials Inc.	14,824	2,365
Ball Corp.	31,872	2,272
WestRock Co.	57,640	2,250
Mosaic Co.	78,944	2,131
Sealed Air Corp.	43,796	2,103
International Flavors & Fragrances Inc.	18,042	2,053
Airgas Inc.	14,379	2,037
CF Industries Holdings Inc.	52,365	1,641
Avery Dennison Corp.	20,128	1,451
FMC Corp.	30,194	1,219
* Owens-Illinois Inc.	35,769	571
		113,938
Telecommunication Services (2.8%)
AT&T Inc.	1,381,026	54,095
Verizon Communications Inc.	914,608	49,462
CenturyLink Inc.	122,874	3,927
* Level 3 Communications Inc.	64,165	3,391
Frontier Communications Corp.	260,202	1,455
		112,330
Utilities (3.4%)
Duke Energy Corp.	153,712	12,401
NextEra Energy Inc.	102,989	12,188
Southern Co.	204,992	10,604
Dominion Resources Inc.	132,968	9,989
Exelon Corp.	205,323	7,363
American Electric Power Co. Inc.	109,663	7,282
PG&E Corp.	109,625	6,547
PPL Corp.	150,069	5,713
Sempra Energy	52,511	5,464
Public Service Enterprise Group Inc.	113,087	5,331

Edison International			72,613	5,220
Consolidated Edison Inc.			65,267	5,001
Xcel Energy Inc.			113,540	4,748
WEC Energy Group Inc.			70,702	4,247
Eversource Energy			71,034	4,144
DTE Energy Co.			39,948	3,622
FirstEnergy Corp.			94,102	3,385
Entergy Corp.			39,793	3,155
American Water Works Co. Inc.			39,785	2,742
Ameren Corp.			54,011	2,706
CMS Energy Corp.			61,760	2,621
SCANA Corp.			31,851	2,234
CenterPoint Energy Inc.			95,889	2,006
Pinnacle West Capital Corp.			24,757	1,858
AES Corp.			149,070	1,759
AGL Resources Inc.			26,804	1,746
NiSource Inc.			71,051	1,674
TECO Energy Inc.			52,849	1,455
NRG Energy Inc.			69,674	906
				138,111
Total Common Stocks (Cost $3,109,935)				4,028,807
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.495%		7,717,083	7,717

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.501%	5/3/16	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.411%	6/2/16	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.486%–0.496%	8/24/16	300	299
[4,5] Federal Home Loan Bank Discount Notes	0.511%	9/2/16	1,000	998
				1,897
Total Temporary Cash Investments (Cost $9,614)				9,614
Total Investments (100.1%) (Cost $3,119,549)				4,038,421
Other Assets and Liabilities-Net (-0.1%)[3]				(4,536)
Net Assets (100%)				4,033,885

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,094,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,154,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $699,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Vanguard Equity Index Portfolio

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,028,807	—	—
Temporary Cash Investments	7,717	1,897	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	4,036,510	1,897	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Equity Index Portfolio

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	75	7,693	85

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $3,119,549,000. Net unrealized appreciation of investment securities for tax purposes was $918,872,000, consisting of unrealized gains of $1,178,202,000 on securities that had risen in value since their purchase and $259,330,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2016
VANGUARD VARIABLE INSURANCE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.